UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811- 08821

                              RYDEX VARIABLE TRUST
               (Exact name of registrant as specified in charter)

                         9601 BLACKWELL ROAD, SUITE 500
                            ROCKVILLE, MARYLAND 20850
               (Address of principal executive offices) (Zip code)

                               CARL G. VERBONCOEUR
                               RYDEX SERIES FUNDS
                         9601 BLACKWELL ROAD, SUITE 500
                            ROCKVILLE, MARYLAND 20850
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 301-296-5100

                   Date of fiscal year end: DECEMBER 31, 2006

                    Date of reporting period: MARCH 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS  78.5%
FINANCIALS 16.4%
   BANKS 4.5%
   Bank of America Corp.                              27,772    $     1,264,737
   Wells Fargo & Co.                                   5,693            363,612
   BB&T Corp.+                                         8,893            348,606
   PNC Financial Services Group, Inc.                  4,885            328,809
   AmSouth Bancorp+                                   10,524            284,674
   Comerica, Inc.                                      4,761            275,995
   KeyCorp+                                            6,421            236,293
   Wachovia Corp.+                                     3,643            204,190
   SunTrust Banks, Inc.                                1,940            141,154
   U.S. Bancorp+                                       1,573             47,977
                                                                ---------------

TOTAL BANKS                                                           3,496,047
                                                                ---------------
   INSURANCE 3.7%
   American International Group, Inc.                 10,017            662,023
   Prudential Financial, Inc.                          5,790            438,940
   St. Paul Travelers Cos., Inc.                       9,130            381,543
   AFLAC, Inc.                                         7,771            350,705
   UnumProvident Corp.+                               13,200            270,336
   SAFECO Corp.                                        5,260            264,105
   Aon Corp.+                                          5,900            244,909
   Principal Financial Group, Inc.                     3,210            156,648
   Hartford Financial Services Group,
       Inc.+                                             970             78,133
                                                                ---------------

TOTAL INSURANCE                                                       2,847,342
                                                                ---------------
   DIVERSIFIED FINANCIALS 2.8%
   Citigroup, Inc.                                    27,167          1,283,369
   J.P. Morgan Chase & Co.                            12,205            508,216
   Moody's Corp.+                                      4,800            343,008
                                                                ---------------

TOTAL DIVERSIFIED FINANCIALS                                          2,134,593
                                                                ---------------
   CAPITAL MARKETS 2.7%
   Goldman Sachs Group, Inc.                           3,950            619,992
   Lehman Brothers Holdings, Inc.+                     2,990            432,145
   E*Trade Financial Corp.*                           11,426            308,273
   Federated Investors, Inc. -- Class B                6,610            258,120
   State Street Corp.+                                 4,207            254,229
   Merrill Lynch & Co., Inc.                           1,627            128,143

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Morgan Stanley                                      1,690    $       106,166
                                                                ---------------

TOTAL CAPITAL MARKETS                                                 2,107,068
                                                                ---------------
   THRIFTS & MORTGAGE FINANCE 1.3%
   Washington Mutual, Inc.+                           10,397            443,120
   MGIC Investment Corp.                               4,181            278,580
   Sovereign Bancorp, Inc.                            11,052            242,150
   Fannie Mae                                            860             44,204
                                                                ---------------

TOTAL THRIFTS & MORTGAGE FINANCE                                      1,008,054
                                                                ---------------
   CONSUMER FINANCE 0.7%
   Capital One Financial Corp.+                        4,236            341,083
   American Express Co.                                4,197            220,552
                                                                ---------------

TOTAL CONSUMER FINANCE                                                  561,635
                                                                ---------------
   REAL ESTATE 0.7%
   Vornado Realty Trust+                               3,219            309,024
   Plum Creek Timber Co., Inc. (REIT)                  4,854            179,258
                                                                ---------------

TOTAL REAL ESTATE                                                       488,282
                                                                ---------------

TOTAL FINANCIALS                                                     12,643,021
                                                                ---------------
INFORMATION TECHNOLOGY 12.5%
   COMPUTERS & PERIPHERALS 2.8%
   Hewlett-Packard Co.                                17,746            583,843
   International Business Machines
       Corp.                                           5,764            475,357
   Apple Computer, Inc.*                               7,530            472,282
   Dell, Inc.*+                                       12,056            358,787
   NCR Corp.*+                                         7,014            293,115
                                                                ---------------

TOTAL COMPUTERS & PERIPHERALS                                         2,183,384
                                                                ---------------
   SOFTWARE 2.7%
   Microsoft Corp.                                    39,398          1,072,020
   CA, Inc.+                                          10,773            293,133
   Autodesk, Inc.*                                     6,120            235,742
   Compuware Corp.*                                   27,474            215,122
   Novell, Inc.*                                      26,693            205,002
   Parametric Technology Corp.*+                       1,264             20,641

--------------------------------------------------------------------------------

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Oracle Corp.*                                         610    $         8,351
                                                                ---------------

TOTAL SOFTWARE                                                        2,050,011
                                                                ---------------
   COMMUNICATIONS EQUIPMENT 2.4%
   Cisco Systems, Inc.*                               41,967            909,425
   Motorola, Inc.+                                    23,661            542,073
   Corning, Inc.*                                      8,068            217,110
   Qualcomm, Inc.                                      3,423            173,238
                                                                ---------------

TOTAL COMMUNICATIONS EQUIPMENT                                        1,841,846
                                                                ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.3%
   Intel Corp.                                        42,140            815,409
   LSI Logic Corp.*+                                  26,509            306,444
   Advanced Micro Devices, Inc.*+                      7,835            259,809
   Novellus Systems, Inc.*+                            8,951            214,824
   Texas Instruments, Inc.                             2,378             77,214
   Nvidia Corp.*+                                      1,325             75,869
   Freescale Semiconductor, Inc. -- Class B*           1,616             44,876
   National Semiconductor Corp.+                         299              8,324
                                                                ---------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         1,802,769
                                                                ---------------
   INTERNET SOFTWARE & SERVICES 1.1%
   Google, Inc. -- Class A*                            1,040            405,600
   Yahoo!, Inc.*+                                      7,625            245,983
   eBay, Inc.*+                                        5,738            224,126
                                                                ---------------

TOTAL INTERNET SOFTWARE & SERVICES                                      875,709
                                                                ---------------
   IT CONSULTING & SERVICES 0.8%
   Fiserv, Inc.*                                       6,640            282,532
   Sabre Holdings Corp.+                               8,840            208,005
   First Data Corp.+                                   3,050            142,801
                                                                ---------------

TOTAL IT CONSULTING & SERVICES                                          633,338
                                                                ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
   Agilent Technologies, Inc.*                         2,875            107,956

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Jabil Circuit, Inc.*                                2,240    $        96,007
                                                                ---------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                203,963
                                                                ---------------
   OFFICE ELECTRONICS 0.1%
   Xerox Corp.*+                                       4,932             74,966
                                                                ---------------

TOTAL OFFICE ELECTRONICS                                                 74,966
                                                                ---------------

TOTAL INFORMATION TECHNOLOGY                                          9,665,986
                                                                ---------------
HEALTH CARE 10.1%
   PHARMACEUTICALS 5.0%
   Pfizer, Inc.                                       28,758            716,649
   Johnson & Johnson, Inc.                            11,755            696,131
   Merck & Co., Inc.                                  18,019            634,809
   Wyeth                                              11,692            567,296
   Bristol-Myers Squibb Co.+                          12,745            313,655
   Schering-Plough Corp.                              14,455            274,501
   King Pharmaceuticals, Inc.*+                       13,709            236,480
   Watson Pharmaceuticals, Inc.*+                      7,754            222,850
   Abbott Laboratories                                 2,497            106,048
   Eli Lilly & Co.+                                    1,536             84,941
   Mylan Laboratories, Inc.+                           1,446             33,836
                                                                ---------------

TOTAL PHARMACEUTICALS                                                 3,887,196
                                                                ---------------
   HEALTH CARE PROVIDERS & SERVICES 2.4%
   WellPoint, Inc.*                                    6,184            478,827
   Aetna, Inc.+                                        6,885            338,329
   Express Scripts, Inc.*+                             3,492            306,947
   Coventry Health Care, Inc.*+                        4,889            263,908
   UnitedHealth Group, Inc.                            3,083            172,217
   HCA, Inc.+                                          3,070            140,575
   McKesson Corp.                                      2,102            109,577
                                                                ---------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                1,810,380
                                                                ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.6%
   Baxter International, Inc.                          9,592            372,266
   Fisher Scientific International,
       Inc.*+                                          4,218            287,035
   Hospira, Inc.*                                      6,720            265,171
   C.R. Bard, Inc.                                     1,672            113,378
   Medtronic, Inc.                                     2,183            110,787

--------------------------------------------------------------------------------

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Waters Corp.*+                                      2,328    $       100,453
                                                                ---------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                1,249,090
                                                                ---------------
   BIOTECHNOLOGY 1.1%
   Amgen, Inc.*+                                       8,208            597,132
   Applera Corp. - Applied Biosystems
       Group+                                          9,539            258,888
                                                                ---------------

TOTAL BIOTECHNOLOGY                                                     856,020
                                                                ---------------

TOTAL HEALTH CARE                                                     7,802,686
                                                                ---------------
INDUSTRIALS 9.1%
   INDUSTRIAL CONGLOMERATES 3.3%
   General Electric Co.                               59,460          2,068,019
   Tyco International Ltd.+                           14,553            391,185
   3M Co.                                                861             65,169
                                                                ---------------

TOTAL INDUSTRIAL CONGLOMERATES                                        2,524,373
                                                                ---------------
   AEROSPACE & DEFENSE 1.9%
   Boeing Co.                                          5,013            390,663
   Northrop Grumman Corp.                              5,450            372,180
   Raytheon Co.                                        7,700            352,968
   General Dynamics Corp.                              3,000            191,940
   United Technologies Corp.                           1,143             66,260
   Lockheed Martin Corp.                                 780             58,601
   L-3 Communications Holdings, Inc.                     220             18,874
                                                                ---------------

TOTAL AEROSPACE & DEFENSE                                             1,451,486
                                                                ---------------
   MACHINERY 1.2%
   Illinois Tool Works, Inc.                           3,170            305,303
   Parker Hannifin Corp.                               3,570            287,778
   Cummins, Inc.+                                      2,440            256,444
   Caterpillar, Inc.                                   1,028             73,820
                                                                ---------------

TOTAL MACHINERY                                                         923,345
                                                                ---------------
   AIR FREIGHT & COURIERS 0.8%
   United Parcel Service, Inc. --
       Class B+                                        8,050            639,009
   Ryder System, Inc.                                    190              8,508
                                                                ---------------

TOTAL AIR FREIGHT & COURIERS                                            647,517
                                                                ---------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   ROAD & RAIL 0.6%
   Norfolk Southern Corp.                              6,670    $       360,647
   Burlington Northern Santa Fe Corp.                  1,230            102,496
                                                                ---------------

TOTAL ROAD & RAIL                                                       463,143
                                                                ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.6%
   Robert Half International, Inc.                     6,940            267,953
   Equifax, Inc.                                       4,740            176,518
   Monster Worldwide, Inc.*                               70              3,490
                                                                ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    447,961
                                                                ---------------
   ELECTRICAL EQUIPMENT 0.4%
   Emerson Electric Co.                                3,550            296,887
                                                                ---------------

TOTAL ELECTRICAL EQUIPMENT                                              296,887
                                                                ---------------
   BUILDING PRODUCTS 0.1%
   American Standard Cos., Inc.                        2,620            112,293
                                                                ---------------

TOTAL BUILDING PRODUCTS                                                 112,293
                                                                ---------------
   AIRLINES 0.1%
   Southwest Airlines Co.+                             3,580             64,404
                                                                ---------------

TOTAL AIRLINES                                                           64,404
                                                                ---------------
   CONSTRUCTION & ENGINEERING 0.1%
   Fluor Corp.+                                          440             37,752
                                                                ---------------
TOTAL CONSTRUCTION & ENGINEERING                                         37,752
                                                                ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.0%
   W.W. Grainger, Inc.                                   380             28,633
                                                                ---------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                   28,633
                                                                ---------------

TOTAL INDUSTRIALS                                                     6,997,794
                                                                ---------------
CONSUMER DISCRETIONARY 8.0%
   MEDIA 2.6%
   The Walt Disney Co.+                               18,344            511,614
   Time Warner, Inc.+                                 22,283            374,132
   McGraw-Hill Cos., Inc.+                             6,310            363,582
   Omnicom Group, Inc.+                                3,690            307,193

--------------------------------------------------------------------------------

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Gannett Co., Inc.+                                  5,020    $       300,798
   Comcast Corp. -- Class A*+                          2,340             61,214
   CBS Corporation                                     1,566             37,553
   Viacom, Inc. - Class B*+                              690             26,772
                                                                ---------------

TOTAL MEDIA                                                           1,982,858
                                                                ---------------
   SPECIALTY RETAIL 1.7%
   Lowe's Cos., Inc.+                                  5,877            378,714
   Sherwin-Williams Co.+                               5,193            256,742
   AutoNation, Inc.*                                  11,535            248,579
   Tiffany & Co.+                                      6,424            241,157
   Home Depot, Inc.+                                   5,528            233,834
                                                                ---------------

TOTAL SPECIALTY RETAIL                                                1,359,026
                                                                ---------------
   HOTELS, RESTAURANTS & LEISURE 1.2%
   McDonald's Corp.                                   12,992            446,405
   Darden Restaurants, Inc.                            6,141            251,965
   Starwood Hotels & Resorts
       Worldwide, Inc.                                 3,213            217,617
                                                                ---------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     915,987
                                                                ---------------
   MULTILINE RETAIL 0.8%
   J.C. Penney Holding Co., Inc.+                      5,148            310,991
   Nordstrom, Inc.                                     6,969            273,045
   Federated Department Stores, Inc.+                    687             50,151
   Target Corp.                                          583             30,322
   Dollar General Corp.+                                  50                884
                                                                ---------------

TOTAL MULTILINE RETAIL                                                  665,393
                                                                ---------------
   HOUSEHOLD DURABLES 0.6%
   Lennar Corp. -- Class A+                            4,810            290,428
   Pulte Homes, Inc.+                                  2,280             87,598
   Centex Corp.                                          770             47,732
   KB Home+                                              560             36,389
                                                                ---------------

TOTAL HOUSEHOLD DURABLES                                                462,147
                                                                ---------------
   TEXTILES & APPAREL 0.3%
   Nike, Inc. -- Class B+                              2,510            213,601
                                                                ---------------

TOTAL TEXTILES & APPAREL                                                213,601
                                                                ---------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   AUTOMOBILES 0.3%
   Ford Motor Co.+                                    26,450    $       210,542
                                                                ---------------

TOTAL AUTOMOBILES                                                       210,542
                                                                ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.1%
   Brunswick Corp.                                     2,601            101,075
   Hasbro, Inc.                                          602             12,702
                                                                ---------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      113,777
                                                                ---------------
   AUTO COMPONENTS 0.1%
   Goodyear Tire & Rubber Co.*+                        6,475             93,758
                                                                ---------------

TOTAL AUTO COMPONENTS                                                    93,758
                                                                ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.1%
   Apollo Group, Inc. -- Class A*+                     1,510             79,290
                                                                ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                     79,290
                                                                ---------------
   INTERNET & CATALOG RETAIL 0.1%
   Amazon.com, Inc.*+                                  1,575             57,503
                                                                ---------------

TOTAL INTERNET & CATALOG RETAIL                                          57,503
                                                                ---------------
   DISTRIBUTORS 0.1%
   Genuine Parts Co.                                     892             39,096
                                                                ---------------

TOTAL DISTRIBUTORS                                                       39,096
                                                                ---------------

TOTAL CONSUMER DISCRETIONARY                                          6,192,978
                                                                ---------------
CONSUMER STAPLES 7.3%
   FOOD & DRUG RETAILING 1.9%
   CVS Corp.                                          12,490            373,076
   Wal-Mart Stores, Inc.+                              7,553            356,804
   Safeway, Inc.+                                     12,060            302,947
   Supervalu, Inc.+                                    8,363            257,748
   Walgreen Co.                                        2,055             88,632
   Costco Wholesale Corp.+                             1,014             54,918
                                                                ---------------

TOTAL FOOD & DRUG RETAILING                                           1,434,125
                                                                ---------------
   HOUSEHOLD PRODUCTS 1.8%
   Procter & Gamble Co.                               14,801            852,834

--------------------------------------------------------------------------------

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Colgate-Palmolive Co.                               7,014    $       400,499
   Kimberly-Clark Corp.                                1,580             91,324
                                                                ---------------

TOTAL HOUSEHOLD PRODUCTS                                              1,344,657
                                                                ---------------
   BEVERAGES 1.6%
   Coca-Cola Co.+                                     11,618            486,446
   Pepsi Bottling Group, Inc.                          8,792            267,189
   PepsiCo, Inc.                                       4,595            265,545
   Constellation Brands, Inc. -- Class A*+             8,487            212,599
                                                                ---------------

TOTAL BEVERAGES                                                       1,231,779
                                                                ---------------
   TOBACCO 1.1%
   Altria Group, Inc.                                  7,845            555,897
   Reynolds American, Inc.+                            2,670            281,685
                                                                ---------------

TOTAL TOBACCO                                                           837,582
                                                                ---------------
   FOOD PRODUCTS 0.8%
   General Mills, Inc.+                                6,717            340,417
   Tyson Foods, Inc. -- Class A                       17,682            242,951
   Campbell Soup Co.                                   1,815             58,806
                                                                ---------------

TOTAL FOOD PRODUCTS                                                     642,174
                                                                ---------------
   PERSONAL PRODUCTS 0.1%
   Estee Lauder Cos., Inc. -- Class A+                 2,311             85,946
   Alberto-Culver Co. -- Class B                         498             22,027
                                                                ---------------

TOTAL PERSONAL PRODUCTS                                                 107,973
                                                                ---------------

TOTAL CONSUMER STAPLES                                                5,598,290
                                                                ---------------
ENERGY 7.2%
   OIL & GAS 6.2%
   Exxon Mobil Corp.+                                 32,602          1,984,158
   Occidental Petroleum Corp.+                         4,716            436,937
   ConocoPhillips+                                     6,895            435,419
   Valero Energy Corp.                                 7,216            431,373
   Chevron Corp.                                       7,323            424,514
   EOG Resources, Inc.+                                4,630            333,360
   Sunoco, Inc.                                        3,760            291,663
   Kerr-McGee Corp.                                    2,306            220,177

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Burlington Resources, Inc.                          2,081    $       191,265
                                                                ---------------

TOTAL OIL & GAS                                                       4,748,866
                                                                ---------------
   ENERGY EQUIPMENT & SERVICES 1.0%
   Schlumberger Ltd.+                                  2,793            353,510
   Rowan Cos., Inc.+                                   5,731            251,935
   Nabors Industries Ltd.*+                            2,886            206,580
                                                                ---------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       812,025
                                                                ---------------

TOTAL ENERGY                                                          5,560,891
                                                                ---------------
UTILITIES 2.9%
   ELECTRIC UTILITIES 1.6%
   TXU Corp.                                           6,994            313,051
   Edison International+                               7,072            291,225
   American Electric Power Co., Inc.+                  7,642            259,981
   Progress Energy, Inc.+                              3,810            167,564
   Entergy Corp.                                       2,400            165,456
                                                                ---------------

TOTAL ELECTRIC UTILITIES                                              1,197,277
                                                                ---------------
   MULTI-UTILITIES 1.3%
   Duke Energy Corp.+                                 13,190            384,489
   Xcel Energy, Inc.+                                 15,178            275,481
   TECO Energy, Inc.                                  15,454            249,118
   Sempra Energy                                       2,640            122,654
                                                                ---------------

TOTAL MULTI-UTILITIES                                                 1,031,742
                                                                ---------------
   GAS UTILITIES 0.0%
   Nicor, Inc.+                                          390             15,429
                                                                ---------------

TOTAL GAS UTILITIES                                                      15,429
                                                                ---------------

TOTAL UTILITIES                                                       2,244,448
                                                                ---------------
TELECOMMUNICATION SERVICES 2.6%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.9%
   AT&T, Inc.+                                        19,150            517,816
   CenturyTel, Inc.+                                   7,765            303,767
   Qwest Communications
       International, Inc.*+                          44,197            300,539
   Verizon Communications, Inc.                        7,882            268,461

--------------------------------------------------------------------------------

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   BellSouth Corp.+                                    3,329    $       115,350
                                                                ---------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          1,505,933
                                                                ---------------
   WIRELESS TELECOMMUNICATION SERVICES 0.7%
   Sprint Nextel Corp.                                20,385            526,749
                                                                ---------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               526,749
                                                                ---------------

TOTAL TELECOMMUNICATION SERVICES                                      2,032,682
                                                                ---------------
MATERIALS 2.4%
   CHEMICALS 1.2%
   Monsanto Co.                                        4,111            348,407
   Eastman Chemical Co.                                5,133            262,707
   Sigma-Aldrich Corp.+                                3,602            236,976
   Dow Chemical Co.                                    1,849             75,069
   Tronox, Inc.*                                           1                 15
                                                                ---------------

TOTAL CHEMICALS                                                         923,174
                                                                ---------------
   METALS & MINING 0.7%
   Freeport-McMoRan Copper & Gold,
       Inc. -- Class B+                                5,405            323,057
   Phelps Dodge Corp.+                                 2,268            182,642
   Allegheny Technologies, Inc.+                       1,039             63,566
                                                                ---------------

TOTAL METALS & MINING                                                   569,265
                                                                ---------------
   PAPER & FOREST PRODUCTS 0.3%
   Louisiana-Pacific Corp.+                            7,382            200,790
                                                                ---------------

TOTAL PAPER & FOREST PRODUCTS                                           200,790
                                                                ---------------
   CONTAINERS & PACKAGING 0.1%
   Temple-Inland, Inc.                                 2,434            108,435
                                                                ---------------

TOTAL CONTAINERS & PACKAGING                                            108,435
                                                                ---------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   CONSTRUCTION MATERIALS 0.1%
   Vulcan Materials Co.+                                 520    $        45,058
                                                                ---------------
TOTAL CONSTRUCTION MATERIALS                                             45,058
                                                                ---------------
TOTAL MATERIALS                                                       1,846,722
                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $51,126,061)                                                60,585,498
                                                                ---------------

                                                        FACE             MARKET
                                                      AMOUNT              VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 15.2%
Collateralized by U.S. Treasury Obligations

UBS Financial Services, Inc. at
  4.53% due 04/03/06                            $  2,256,261          2,256,261
Credit Suisse at
  4.50% due 04/03/06                               3,082,895          3,082,895
Lehman Brothers, Inc. at 4.40% due
  04/03/06                                         1,847,981          1,847,981
Morgan Stanley at
  4.40% due 04/03/06                               2,256,262          2,256,262
Citigroup, Inc. at
  4.15% due 04/03/06                               2,256,262          2,256,262
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $11,699,660)                                                11,699,661
                                                                ---------------
SECURITIES LENDING COLLATERAL  2.3%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank          1,750,497          1,750,497
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,750,497)                                                     1,750,497
                                                                ---------------
TOTAL INVESTMENTS 96.0%
   (Cost $64,576,218)                                           $    74,035,655
                                                                ---------------

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.0%                    $     3,109,037
                                                                ---------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                             $    77,144,692

                                                                     UNREALIZED
                                                   CONTRACTS               GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2006 S&P 500 Index Mini Futures
Contracts
   (Aggregate Market Value of
   Contracts $19,168,800)                                294    $       208,879

                                                       UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
S&P 500 Index Swap, Maturing
6/29/2006**
   (Notional Market Value $36,872,057)                28,476    $        23,059
                                                                ---------------

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

--------------------------------------------------------------------------------

VARIABLE ANNUITY URSA FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                        FACE             MARKET
                                                      AMOUNT              VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 27.0%
Farmer Mac*
  4.67% due 06/19/06                          $    4,000,000    $     3,960,046
Federal Farm Credit Bank*
  4.62% due 04/07/06                               3,000,000          2,998,460
Freddie Mac*
  4.61% due 04/11/06                               2,000,000          1,997,951
                                                                ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $8,956,457)                                                  8,956,457
                                                                ---------------
REPURCHASE AGREEMENTS 69.1%
Collateralized by U.S. Treasury Obligations

UBS Financial Services, Inc. at
  4.53% due 04/03/06                               5,407,876          5,407,876
Credit Suisse at
  4.50% due 04/03/06                               2,270,577          2,270,577
Lehman Brothers, Inc.
  at 4.40% due 04/03/06                            4,429,296          4,429,296
Morgan Stanley at
  4.40% due 04/03/06                               5,407,875          5,407,875
Citigroup, Inc. at
  4.15% due 04/03/06                               5,407,875          5,407,875
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $22,923,498)                                                22,923,498
                                                                ---------------
TOTAL INVESTMENTS 96.1%
   (Cost $31,879,955)                                           $    31,879,955
                                                                ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.9%                    $     1,305,072
                                                                ---------------
NET ASSETS - 100.0%                                             $    33,185,027
-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                   CONTRACTS               LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD
SHORT
June 2006 S&P 500 Index Mini Futures
Contracts
   (Aggregate Market Value of
   Contracts $10,627,600)                                163    $       (33,864)
                                                                ---------------

                                                                     UNREALIZED
                                                       UNITS               LOSS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
June 2006 S&P 500 Index Swap,
   Maturing 06/29/06**                                17,427    $       (17,643)
                                                                ---------------
(TOTAL NOTIONAL MARKET VALUE $22,565,260)                               (17,643)
                                                                ---------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

--------------------------------------------------------------------------------

VARIABLE ANNUITY OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 89.4%
INFORMATION TECHNOLOGY 55.7%
Software 13.6%
     Microsoft Corp.                                 182,420    $     4,963,648
     Check Point Software
       Technologies Ltd.*                             56,730          1,135,734
     Adobe Systems, Inc.*+                            31,230          1,090,552
     Oracle Corp.*                                    58,130            795,800
     Intuit, Inc.*+                                   14,320            761,681
     Symantec Corp.*                                  45,120            759,370
     Electronic Arts, Inc.*                           12,170            665,942
     Autodesk, Inc.*                                  14,980            577,030
     BEA Systems, Inc.*                               23,910            313,938
     Red Hat, Inc.*                                   10,730            300,225
     Citrix Systems, Inc.*+                            6,430            243,697
                                                                ---------------
Total Software                                                       11,607,617
                                                                ---------------
Communications Equipment 12.1%
     Qualcomm, Inc.                                  105,510          5,339,861
     Cisco Systems, Inc.*                            118,480          2,567,462
     Research In Motion, Ltd.*+                        9,830            834,370
     Juniper Networks, Inc.*+                         21,880            418,346
     JDS Uniphase Corp.*+                             93,010            387,852
     Telefonaktiebolaget LM Ericsson
       -- SP ADR+                                      9,210            347,401
     Comverse Technology, Inc.*+                       8,980            211,299
     Tellabs, Inc.*+                                  10,720            170,448
                                                                ---------------
Total Communications Equipment                                       10,277,039
                                                                ---------------
Semiconductor & Semiconductor Equipment 11.0%
     Intel Corp.                                     153,680          2,973,708
     Broadcom Corp. -- Class A*+                      21,835            942,399
     Marvell Technology Group Ltd.*+                  15,720            850,452
     Nvidia Corp.*+                                   13,300            761,558
     Linear Technology Corp.                          19,730            692,128
     Altera Corp.*+                                   32,360            667,910
     Xilinx, Inc.+                                    22,920            583,543
     Microchip Technology, Inc.+                      11,980            434,874
     Lam Research Corp.*+                              9,630            414,090
     Maxim Integrated Products, Inc.                  10,130            376,330
     Applied Materials, Inc.+                         21,020            368,060
     Novellus Systems, Inc.*                          13,970            335,280
                                                                ---------------
Total Semiconductor & Semiconductor Equipment                         9,400,332
                                                                ---------------

                                                                        MARKET
                                                      SHARES             VALUE
-------------------------------------------------------------------------------
Internet Software & Services 7.7%
     Google, Inc. -- Class A*                          6,810   $      2,655,900
     eBay, Inc.*+                                     54,730          2,137,754
     Yahoo!, Inc.*+                                   54,850          1,769,461
                                                                ---------------
Total Internet Software & Services                                    6,563,115
                                                                ---------------
Computers & Peripherals 7.1%
     Apple Computer, Inc.*                            63,330          3,972,057
     Dell, Inc.*+                                     48,310          1,437,706
     Sandisk Corp.*+                                  10,700            615,464
                                                                ---------------
Total Computers & Peripherals                                         6,025,227
                                                                ---------------
IT Consulting & Services 2.8%
     Fiserv, Inc.*+                                   34,478          1,467,039
     Paychex, Inc.                                    14,410            600,321
     CheckFree Corp.*                                  3,480            175,740
     Cognizant Technology Solutions
       Corp.*                                          2,350            139,801
                                                                ---------------
Total IT Consulting & Services                                        2,382,901
                                                                ---------------
Electronic Equipment & Instruments 1.4%
     CDW Corp.+                                       20,773          1,222,491
                                                                ---------------

Total Electronic Equipment & Instruments                              1,222,491
                                                                ---------------
Total Information Technology                                         47,478,722
                                                                ---------------
CONSUMER DISCRETIONARY 14.2%
Media 4.6%
     Comcast Corp. -- Class A*+                       41,500          1,085,640
     NTL, Inc.*                                       25,990            756,569
     Pixar*                                            9,757            625,814
     EchoStar Communications Corp.*                   20,391            609,079
     Lamar Advertising Co.*+                           7,960            418,855
     Sirius Satellite Radio, Inc.*+                   66,560            338,125
     Liberty Global, Inc. -- Class A*                  3,670             75,125
                                                                ---------------
Total Media                                                           3,909,207
                                                                ---------------
Hotels, Restaurants & Leisure 2.9%
     Starbucks Corp.*+                                55,700          2,096,548
     Wynn Resorts Ltd.*+                               4,958            381,022
                                                                ---------------
Total Hotels, Restaurants & Leisure                                   2,477,570
                                                                ---------------
Specialty Retail 2.4%
     Bed Bath & Beyond, Inc.*                         17,590            675,456
     Ross Stores, Inc.                                18,800            548,772
     Staples, Inc.+                                   15,100            385,352
     Urban Outfitters, Inc.*                          13,475            330,677
     Petsmart, Inc.+                                   4,650            130,851
                                                                ---------------
Total Specialty Retail                                                2,071,108
                                                                ---------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
Internet & Catalog Retail 1.6%
     Amazon.com, Inc.*+                               19,008    $       693,982
     IAC/InterActiveCorp*+                            11,640            343,031
     Expedia, Inc.*+                                  16,220            328,779
                                                                ---------------
Total Internet & Catalog Retail                                       1,365,792
                                                                ---------------
Multiline Retail 1.4%
     Sears Holdings Corp.*                             9,050          1,196,772
                                                                ---------------
Total Multiline Retail                                                1,196,772
                                                                ---------------
Commercial Services & Supplies 0.7%
     Apollo Group, Inc. -- Class A*+                  11,739            616,415
                                                                ---------------
Total Commercial Services & Supplies                                    616,415
                                                                ---------------
Household Durables 0.6%
     Garmin Ltd.+                                      5,830            463,077
                                                                ---------------
Total Household Durables                                                463,077
                                                                ---------------
Total Consumer Discretionary                                         12,099,941
                                                                ---------------
HEALTH CARE 13.2%
Biotechnology 9.3%
     Amgen, Inc.*+                                    31,400          2,284,350
     Genzyme Corp.*+                                  25,490          1,713,438
     Gilead Sciences, Inc.*+                          23,000          1,431,060
     Biogen Idec, Inc.*                               18,450            868,995
     Celgene Corp.*+                                  17,760            785,347
     Chiron Corp.*                                    10,070            461,306
     Amylin Pharmaceuticals, Inc.*+                    5,280            258,456
     Medimmune, Inc.*+                                 3,460            126,567
                                                                ---------------
Total Biotechnology                                                   7,929,519
                                                                ---------------
Pharmaceuticals 1.5%
     Teva Pharmaceutical Industries
       Ltd. -- SP ADR+                                24,863          1,023,858
     Sepracor, Inc.*+                                  5,150            251,372
                                                                ---------------
Total Pharmaceuticals                                                 1,275,230
                                                                ---------------
Health Care Equipment & Supplies 1.2%
     Biomet, Inc.+                                    18,128            643,907
     Intuitive Surgical, Inc.*+                        1,840            217,120
     DENTSPLY International, Inc.                      3,160            183,754
                                                                ---------------
Total Health Care Equipment & Supplies                                1,044,781
                                                                ---------------
Health Care Providers & Services 1.2%
     Express Scripts, Inc.*+                           6,640            583,656
     Patterson Cos., Inc.*+                            7,620            268,224

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
     Lincare Holdings, Inc.*                           4,218    $       164,333
                                                                ---------------
Total Health Care Providers & Services                                1,016,213
                                                                ---------------
Total Health Care                                                    11,265,743
                                                                ---------------
INDUSTRIALS 3.9%
Machinery 1.2%
     Paccar, Inc.+                                     9,880            696,342
     Joy Global, Inc.                                  6,300            376,551
                                                                ---------------
Total Machinery                                                       1,072,893
                                                                ---------------
Air Freight & Couriers 1.1%
     Expeditors International
       Washington, Inc.+                               5,550            479,464
     CH Robinson Worldwide, Inc.                       8,740            429,047
                                                                ---------------
Total Air Freight & Couriers                                            908,511
                                                                ---------------
Commercial Services & Supplies 0.9%
     Cintas Corp.+                                    10,300            438,986
     Monster Worldwide, Inc.*                          6,210            309,631
                                                                ---------------
Total Commercial Services & Supplies                                    748,617
                                                                ---------------
Trading Companies & Distributors 0.4%
     Fastenal Co.+                                     7,908            374,365
                                                                ---------------
Total Trading Companies & Distributors                                  374,365
                                                                ---------------
Electrical Equipment 0.3%
     American Power Conversion Corp.+                 10,546            243,718
                                                                ---------------
Total Electrical Equipment                                              243,718
                                                                ---------------
Total Industrials                                                     3,348,104
                                                                ---------------
CONSUMER STAPLES 1.4%
Food & Drug Retailing 1.4%
     Costco Wholesale Corp.+                          13,883            751,903
     Whole Foods Market, Inc.+                         6,700            445,148
                                                                ---------------
Total Food & Drug Retailing                                           1,197,051
                                                                ---------------
Total Consumer Staples                                                1,197,051
                                                                ---------------
TELECOMMUNICATION SERVICES 0.5%
Wireless Telecommunication Services 0.5%
     NII Holdings, Inc. -- Class B*+                   7,560            445,813
                                                                ---------------
Total Wireless Telecommunication Services                               445,813
                                                                ---------------
Total Telecommunication Services                                        445,813
                                                                ---------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY OTC FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
ENERGY 0.3%
Energy Equipment & Services 0.3%
     Patterson-UTI Energy, Inc.                        8,480    $       271,021
                                                                ---------------
Total Energy Equipment & Services                                       271,021
                                                                ---------------
Total Energy                                                            271,021
                                                                ---------------
MATERIALS 0.2%
Chemicals 0.2%
     Sigma-Aldrich Corp.+                              2,816            185,265
                                                                ---------------
Total Chemicals                                                         185,265
                                                                ---------------
Total Materials                                                         185,265
                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $48,494,940)                                                76,291,660
                                                                ---------------
                                                        FACE
                                                      AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 8.2%
Collateralized by U.S. Treasury Obligations

UBS Financial Services, Inc. at 4.53%
  due 04/03/06                                  $  1,734,646          1,734,646
Credit Suisse at 4.50% due 04/03/2006                414,536            414,536
Lehman Brothers, Inc. at 4.40% due
  04/03/06
Morgan Stanley at 4.40% due 04/03/06               1,420,754          1,420,754
                                                   1,734,647          1,734,647
Citigroup, Inc. at 4.15% due 04/03/06              1,734,647          1,734,647
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $7,039,230)                                                  7,039,230
                                                                ---------------
SECURITIES LENDING COLLATERAL  16.6%
Investment in Securities Lending Short Term
     Investment Portfolio Held by
       U.S. Bank                                  14,130,364         14,130,364
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $14,130,364)                                                   14,130,364
                                                                ---------------
TOTAL INVESTMENTS 114.2%
   (Cost $69,664,534)                                           $    97,461,254
                                                                ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.2)%                 $   (12,153,587)
                                                                ---------------
NET ASSETS - 100.0%                                             $    85,307,667

                                                                     UNREALIZED
                                                   CONTRACTS               GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2006 Nasdaq 100 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $3,398,400)                                 145    $        73,641
                                                                ---------------

                                                       UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
March 2006 Nasdaq 100 Index Swap,
Maturing 06/29/06**
   Notional Market Value ($4,220,713)                  2,477    $        73,392
                                                                ---------------

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

--------------------------------------------------------------------------------

VARIABLE ANNUITY ARKTOS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                         FACE             MARKET
                                                       AMOUNT              VALUE
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  46.9%
Farmer Mac*
   4.67% due 06/19/06                             $ 3,000,000     $    2,970,034
Federal Farm Credit Bank*
   4.62% due 04/07/06                               3,000,000          2,998,460
Federal Home Loan Bank*
   4.53% due 04/03/06                               1,000,000          1,000,000
Freddie Mac*
   4.61% due 04/11/06                               1,000,000            998,976
                                                                  --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $7,967,470)                                                   7,967,470
                                                                  --------------

REPURCHASE AGREEMENTS 68.7%
Collateralized by U.S. Treasury
Obligations

UBS Financial Services, Inc. at
  4.53% due 04/03/06                                2,662,242         2,662,242
Credit Suisse at 4.50% due 04/03/2006               1,103,881         1,103,881
Lehman Brothers, Inc. at 4.40% due                  2,579,370         2,579,370
  04/03/06
Morgan Stanley at 4.40% due 04/03/06                2,662,242         2,662,242
Citigroup, Inc. at 4.15% due 04/03/06               2,662,242         2,662,242
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $11,669,976)                                                11,669,976
                                                                 --------------

TOTAL INVESTMENTS 115.6%
   (Cost $19,637,446)                                            $   19,637,446
                                                                 --------------

LIABILITIES IN EXCESS OF OTHER ASSETS
   - (15.6)%                                                     $   (2,655,414)
                                                                 --------------
NET ASSETS - 100.0%                                              $   16,982,032
--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                    CONTRACTS               LOSS
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2006 Nasdaq 100 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $7,058,150)                                  205    $     (166,326)
                                                                 --------------

                                                         FACE         UNREALIZED
                                                       AMOUNT               LOSS
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT  SOLD SHORT
   June 2006 Nasdaq 100 Index Swap,
       Maturing 6/29/06**
   (Notional Market Value $8,554,387)                   5,021           (11,832)
   June 2006 Nasdaq 100 Index Swap,
       Maturing 6/14/06**
   (Notional Market Value $1,309,411)                   2,412            (1,152)
(TOTAL NOTIONAL MARKET VALUE $9,863,798)                                (12,984)
                                                                 --------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

--------------------------------------------------------------------------------

VARIABLE ANNUITY TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS  58.1%-
FINANCIALS 12.2%
BANKS 3.4%
     Bank of America Corp.                             5,380    $       245,005
     Wells Fargo & Co.                                 1,937            123,716
     Wachovia Corp.                                    1,880            105,374
     U.S. Bancorp+                                     2,081             63,470
     SunTrust Banks, Inc.                                429             31,214
     Fifth Third Bancorp+                                636             25,033
     BB&T Corp.+                                         619             24,265
     PNC Financial Services Group,
       Inc.                                              336             22,616
     National City Corp.                                 631             22,022
     Regions Financial Corp.                             525             18,464
     KeyCorp                                             470             17,296
     North Fork Bancorporation, Inc.                     546             15,741
     Comerica, Inc.                                      191             11,072
     AmSouth Bancorp+                                    396             10,712
     Marshall & Ilsley Corp.+                            244             10,634
     M&T Bank Corp.                                       90             10,273
     Zions Bancorporation                                120              9,928
     Synovus Financial Corp.                             356              9,644
     Compass Bancshares, Inc.                            140              7,085
     Huntington Bancshares, Inc.                         290              6,998
     First Horizon National Corp.+                       146              6,081
                                                                ---------------
TOTAL BANKS                                                             796,643
                                                                ---------------
INSURANCE 2.7%
     American International Group,
       Inc.                                            3,008            198,799
     Prudential Financial, Inc.                          571             43,287
     MetLife, Inc.                                       880             42,566
     Allstate Corp.                                      748             38,978
     St. Paul Travelers Cos., Inc.                       808             33,766
     Hartford Financial Services
       Group, Inc.                                       346             27,870
     AFLAC, Inc.                                         578             26,085
     Progressive Corp.                                   230             23,980
     Chubb Corp.                                         230             21,951
     ACE Ltd.                                            365             18,984
     Marsh & McLennan Cos., Inc.+                        630             18,497
     Lincoln National Corp.+                             330             18,015
     Loews Corp.                                         160             16,192
     Principal Financial Group, Inc.                     315             15,372
     Aon Corp.+                                          370             15,359
     Genworth Financial, Inc. -- Class A                 440             14,709
     XL Capital Ltd.                                     200             12,822

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
     MBIA, Inc.+                                         160    $         9,621
     Ambac Financial Group, Inc.                         120              9,552
     Cincinnati Financial Corp.                          199              8,372
     UnumProvident Corp.+                                349              7,148
     SAFECO Corp.                                        140              7,029
     Torchmark Corp.                                     120              6,852
                                                                ---------------
TOTAL INSURANCE                                                         635,806
                                                                ---------------
DIVERSIFIED FINANCIALS 2.0%
     Citigroup, Inc.                                   5,780            273,047
     J.P. Morgan Chase & Co.                           4,038            168,142
     Moody's Corp.+                                      281             20,080
     CIT Group, Inc.                                     230             12,310
                                                                ---------------
TOTAL DIVERSIFIED FINANCIALS                                            473,579
                                                                ---------------
CAPITAL MARKETS 2.0%
     Merrill Lynch & Co., Inc.                         1,060             83,486
     Goldman Sachs Group, Inc.                           501             78,637
     Morgan Stanley                                    1,240             77,897
     Lehman Brothers Holdings, Inc.                      310             44,804
     Bank of New York Co., Inc.                          890             32,076
     State Street Corp.+                                 390             23,568
     Charles Schwab Corp.+                             1,186             20,411
     Bear Stearns Cos., Inc.                             140             19,418
     Mellon Financial Corp.+                             478             17,017
     Franklin Resources, Inc.                            180             16,963
     Ameriprise Financial, Inc.                          290             13,067
     E*Trade Financial Corp.*                            480             12,950
     T. Rowe Price Group, Inc.                           150             11,731
     Northern Trust Corp.                                210             11,025
     Janus Capital Group, Inc.+                          250              5,793
     Federated Investors, Inc. --
       Class B                                           100              3,905
                                                                ---------------
TOTAL CAPITAL MARKETS                                                   472,748
                                                                ---------------
THRIFTS & MORTGAGE FINANCE 0.9%
     Fannie Mae                                        1,119             57,516
     Washington Mutual, Inc.                           1,149             48,970
     Freddie Mac                                         798             48,678
     Countrywide Financial Corp.+                        701             25,727
     Golden West Financial Corp.+                        300             20,370
     Sovereign Bancorp, Inc.                             410              8,983
     MGIC Investment Corp.                               101              6,730
                                                                ---------------
TOTAL THRIFTS & MORTGAGE FINANCE                                        216,974
                                                                ---------------
REAL ESTATE 0.6%
     Simon Property Group, Inc.+                         211             17,754
     Equity Residential+                                 340             15,909

--------------------------------------------------------------------------------

VARIABLE ANNUITY TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
     Equity Office Properties Trust                       466    $        15,648
     ProLogis                                             280             14,980
     Vornado Realty Trust+                                140             13,440
     Archstone-Smith Trust                                250             12,193
     KIMCO Realty Corp.                                   230              9,347
     Boston Properties, Inc.                              100              9,325
     Public Storage, Inc.                                 100              8,123
     Plum Creek Timber Co., Inc.
       (REIT)                                             208              7,681
     Apartment Investment &
       Management Co. -- Class A+                         110              5,159
                                                                 ---------------
TOTAL REAL ESTATE                                                        129,559
                                                                 ---------------
CONSUMER FINANCE 0.6%
     American Express Co.                               1,428             75,042
     Capital One Financial Corp.                          345             27,779
     SLM Corp.                                            477             24,775
                                                                 ---------------
TOTAL CONSUMER FINANCE                                                   127,596
                                                                 ---------------
TOTAL FINANCIALS                                                       2,852,905
                                                                 ---------------
INFORMATION TECHNOLOGY 9.3%
COMPUTERS & PERIPHERALS 2.1%
     International Business Machines
       Corp.                                            1,808            149,106
     Hewlett-Packard Co.                                3,270            107,583
     Dell, Inc.*+                                       2,720             80,947
     Apple Computer, Inc.*                                990             62,093
     EMC Corp./MA*                                      2,751             37,496
     Sun Microsystems, Inc.*+                           4,009             20,566
     Network Appliance, Inc.*+                            430             15,493
     NCR Corp.*+                                          208              8,692
     Lexmark International, Inc.*                         131              5,945
     QLogic Corp.*                                        190              3,677
     Gateway, Inc.*                                       310                679
                                                                 ---------------
TOTAL COMPUTERS & PERIPHERALS                                            492,277
                                                                 ---------------
SOFTWARE 2.0%
     Microsoft Corp.                                   10,290            279,991
     Oracle Corp.*                                      4,360             59,688
     Adobe Systems, Inc.*                                 690             24,095
     Symantec Corp.*                                    1,210             20,364
     Electronic Arts, Inc.*+                              350             19,152
     CA, Inc.                                             527             14,340
     Intuit, Inc.*                                        200             10,638
     Autodesk, Inc.*                                      270             10,400
     Citrix Systems, Inc.*                                210              7,959
     BMC Software, Inc.*                                  250              5,415
     Novell, Inc.*                                        451              3,464
     Compuware Corp.*                                     440              3,445

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
     Parametric Technology Corp.*+                        133    $         2,172
                                                                 ---------------
TOTAL SOFTWARE                                                           461,123
                                                                 ---------------
COMMUNICATIONS EQUIPMENT 1.8%
     Cisco Systems, Inc.*                               7,120            154,290
     Qualcomm, Inc.                                     1,920             97,171
     Motorola, Inc.                                     2,892             66,256
     Corning, Inc.*                                     1,793             48,250
     Lucent Technologies, Inc.*+                        5,172             15,775
     Tellabs, Inc.*                                       518              8,236
     JDS Uniphase Corp.*+                               1,942              8,098
     Avaya, Inc.*+                                        480              5,424
     Comverse Technology, Inc.*                           230              5,412
     Ciena Corp.*                                         670              3,491
     ADC Telecommunications, Inc.*                        136              3,480
     Andrew Corp.*                                        180              2,210
                                                                 ---------------
TOTAL COMMUNICATIONS EQUIPMENT                                           418,093
                                                                 ---------------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.7%
     Intel Corp.                                        6,810            131,774
     Texas Instruments, Inc.                            1,852             60,134
     Applied Materials, Inc.+                           1,840             32,218
     Broadcom Corp. -- Class A*                           510             22,012
     Advanced Micro Devices, Inc.*+                       556             18,437
     Analog Devices, Inc.+                                420             16,082
     Maxim Integrated Products, Inc.                      370             13,746
     Freescale Semiconductor, Inc. --
       Class B*                                           477             13,246
     Linear Technology Corp.                              350             12,278
     Nvidia Corp.*+                                       200             11,452
     KLA-Tencor Corp.+                                    230             11,123
     National Semiconductor Corp.+                        390             10,858
     Micron Technology, Inc.*+                            720             10,598
     Xilinx, Inc.                                         400             10,184
     Altera Corp.*+                                       420              8,669
     LSI Logic Corp.*+                                    449              5,190
     Novellus Systems, Inc.*+                             150              3,600
     Teradyne, Inc.*+                                     230              3,567
     PMC - Sierra, Inc.*+                                 220              2,704
     Applied Micro Circuits Corp.*                        340              1,384
                                                                 ---------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                            399,256
                                                                 ---------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES 0.8%
     Google, Inc. -- Class A*                            230    $        89,700
     eBay, Inc.*+                                      1,341             52,379
     Yahoo!, Inc.*                                     1,460             47,100
     VeriSign, Inc.*+                                    280              6,717
                                                                ---------------
TOTAL INTERNET SOFTWARE & SERVICES                                      195,896
                                                                ---------------
IT CONSULTING & SERVICES 0.6%
     First Data Corp.+                                   890             41,670
     Automatic Data Processing, Inc.                     670             30,606
     Paychex, Inc.                                       390             16,247
     Electronic Data Systems Corp.                       600             16,098
     Computer Sciences Corp.*                            220             12,221
     Fiserv, Inc.*+                                      210              8,935
     Affiliated Computer Services,
       Inc. -- Class A*                                  140              8,352
     Sabre Holdings Corp.                                150              3,530
     Convergys Corp.*                                    160              2,914
     Unisys Corp.*                                       396              2,728
                                                                ---------------
TOTAL IT CONSULTING & SERVICES                                          143,301
                                                                ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
     Agilent Technologies, Inc.*                         500             18,775
     Jabil Circuit, Inc.*                                200              8,572
     Molex, Inc.+                                        160              5,312
     Solectron Corp.*                                  1,060              4,240
     Tektronix, Inc.                                      90              3,214
     Symbol Technologies, Inc.                           293              3,100
     Sanmina-SCI Corp.*                                  620              2,542
                                                                ---------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 45,755
                                                                ---------------
OFFICE ELECTRONICS 0.1%
     Xerox Corp.*+                                     1,080             16,416
                                                                ---------------
TOTAL OFFICE ELECTRONICS                                                 16,416
                                                                ---------------
TOTAL INFORMATION TECHNOLOGY                                          2,172,117
                                                                ---------------
HEALTH CARE 7.5%
PHARMACEUTICALS 3.7%
     Pfizer, Inc.                                      8,518            212,268
     Johnson & Johnson, Inc.                           3,448            204,190
     Merck & Co., Inc.                                 2,534             89,273
     Abbott Laboratories                               1,780             75,596
     Wyeth                                             1,557             75,546
     Eli Lilly & Co.+                                  1,311             72,498
     Bristol-Myers Squibb Co.                          2,272             55,914
     Schering-Plough Corp.                             1,710             32,473
     Allergan, Inc.+                                     180             19,530
     Forest Laboratories, Inc.*                          382             17,049
     Barr Pharmaceuticals, Inc.*                         120              7,558
     Mylan Laboratories, Inc.+                           250              5,850

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
     King Pharmaceuticals, Inc.*+                        280    $         4,830
     Watson Pharmaceuticals, Inc.*+                      120              3,449
                                                                ---------------
TOTAL PHARMACEUTICALS                                                   876,024
                                                                ---------------
HEALTH CARE PROVIDERS & SERVICES 1.8%
     UnitedHealth Group, Inc.                          1,570             87,700
     WellPoint, Inc.*                                    757             58,615
     Cardinal Health, Inc.+                              487             36,291
     Aetna, Inc.+                                        661             32,482
     Caremark Rx, Inc.*+                                 519             25,524
     HCA, Inc.+                                          470             21,521
     Medco Health Solutions, Inc.*                       350             20,027
     CIGNA Corp.                                         141             18,417
     McKesson Corp.                                      348             18,141
     Express Scripts, Inc.*+                             170             14,943
     AmerisourceBergen Corp.                             240             11,585
     Coventry Health Care, Inc.*                         190             10,256
     Humana, Inc.*                                       186              9,793
     Quest Diagnostics, Inc.                             190              9,747
     Laboratory Corporation of
       America Holdings*+                                151              8,831
     Health Management Associates,
       Inc. -- Class A+                                  281              6,061
     IMS Health, Inc.                                    231              5,953
     Patterson Cos., Inc.*+                              160              5,632
     Manor Care, Inc.+                                    90              3,992
     Tenet Healthcare Corp.*+                            539              3,978
                                                                ---------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                  409,489
                                                                ---------------
HEALTH CARE EQUIPMENT & SUPPLIES 1.2%
     Medtronic, Inc.                                   1,401             71,101
     Guidant Corp.                                       390             30,443
     Baxter International, Inc.                          751             29,146
     Zimmer Holdings, Inc.*                              290             19,604
     Becton, Dickinson & Co.                             286             17,612
     St. Jude Medical, Inc.*                             420             17,220
     Boston Scientific Corp.*+                           680             15,674
     Stryker Corp.+                                      336             14,898
     Biomet, Inc.+                                       290             10,301
     Fisher Scientific International,
       Inc.*+                                            140              9,527
     C.R. Bard, Inc.                                     115              7,798
     Hospira, Inc.*                                      190              7,497
     Thermo Electron Corp.*                              190              7,047
     Waters Corp.*                                       121              5,221
     Millipore Corp.*+                                    60              4,384
     Bausch & Lomb, Inc.                                  60              3,822

--------------------------------------------------------------------------------

VARIABLE ANNUITY TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
     PerkinElmer, Inc.                                   150    $         3,521
                                                                ---------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  274,816
                                                                ---------------
BIOTECHNOLOGY 0.8%
     Amgen, Inc.*+                                     1,350             98,213
     Gilead Sciences, Inc.*                              540             33,599
     Genzyme Corp.*+                                     300             20,166
     Biogen Idec, Inc.*                                  395             18,605
     Medimmune, Inc.*+                                   300             10,974
     Chiron Corp.*                                       130              5,955
     Applera Corp. - Applied
       Biosystems Group                                  210              5,699
                                                                ---------------
TOTAL BIOTECHNOLOGY                                                     193,211
                                                                ---------------
TOTAL HEALTH CARE                                                     1,753,540
                                                                ---------------
INDUSTRIALS 6.7%
Industrial Conglomerates 2.4%
     General Electric Co.                             12,070            419,795
     3M Co.                                              870             65,850
     Tyco International Ltd.+                          2,325             62,496
     Textron, Inc.                                       150             14,008
                                                                ---------------
TOTAL INDUSTRIAL CONGLOMERATES                                          562,149
                                                                ---------------
AEROSPACE & DEFENSE 1.4%
     Boeing Co.                                          931             72,553
     United Technologies Corp.                         1,180             68,404
     Honeywell International, Inc.                       962             41,145
     Lockheed Martin Corp.                               410             30,803
     General Dynamics Corp.                              460             29,431
     Northrop Grumman Corp.                              410             27,999
     Raytheon Co.                                        520             23,837
     L-3 Communications Holdings, Inc.                   139             11,925
     Rockwell Collins, Inc.                              199             11,214
     Goodrich Corp.                                      138              6,018
                                                                ---------------
TOTAL AEROSPACE & DEFENSE                                               323,329
                                                                ---------------
MACHINERY 0.9%
     Caterpillar, Inc.                                   782             56,155
     Illinois Tool Works, Inc.                           240             23,114
     Deere & Co.+                                        271             21,423
     Danaher Corp.+                                      270             17,159
     Ingersoll-Rand Co. -- Class A                       381             15,922
     Paccar, Inc.+                                       200             14,096
     Eaton Corp.                                         167             12,186
     ITT Industries, Inc.                                210             11,806
     Dover Corp.                                         240             11,654
     Parker Hannifin Corp.                               140             11,285
     Cummins, Inc.+                                       50              5,255
     Pall Corp.                                          140              4,367

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
     Navistar International Corp.*                        70    $         1,931
                                                                ---------------
TOTAL MACHINERY                                                         206,353
                                                                ---------------
AIR FREIGHT & COURIERS 0.6%
     United Parcel Service, Inc. --
       Class B+                                        1,261            100,098
     FedEx Corp.+                                        350             39,529
     Ryder System, Inc.                                   70              3,135
                                                                ---------------
TOTAL AIR FREIGHT & COURIERS                                            142,762
                                                                ---------------
ROAD & RAIL 0.5%
     Burlington Northern Santa Fe
       Corp.                                             430             35,832
     Union Pacific Corp.                                 310             28,939
     Norfolk Southern Corp.                              482             26,062
     CSX Corp.                                           248             14,830
                                                                ---------------
TOTAL ROAD & RAIL                                                       105,663
                                                                ---------------
COMMERCIAL SERVICES & SUPPLIES 0.4%
     Waste Management, Inc.                              640             22,592
     Cendant Corp.                                     1,171             20,317
     Pitney Bowes, Inc.                                  260             11,162
     RR Donnelley & Sons Co.                             246              8,049
     Robert Half International, Inc.                     199              7,683
     Avery Dennison Corp.                                130              7,602
     Monster Worldwide, Inc.*                            147              7,330
     Cintas Corp.                                        160              6,819
     Equifax, Inc.                                       150              5,586
     Allied Waste Industries, Inc.*+                     250              3,060
                                                                ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    100,200
                                                                ---------------
ELECTRICAL EQUIPMENT 0.3%
     Emerson Electric Co.                                480             40,142
     Rockwell Automation, Inc.                           210             15,101
     Cooper Industries Ltd. -- Class A                   110              9,559
     American Power Conversion Corp.                     200              4,622
                                                                ---------------
TOTAL ELECTRICAL EQUIPMENT                                               69,424
                                                                ---------------
BUILDING PRODUCTS 0.1%
     Masco Corp.+                                        481             15,628
     American Standard Cos., Inc.                        211              9,043
                                                                ---------------
TOTAL BUILDING PRODUCTS                                                  24,671
                                                                ---------------
AIRLINES 0.1%
     Southwest Airlines Co.+                             823             14,806
                                                                ---------------
TOTAL AIRLINES                                                           14,806
                                                                ---------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING 0.0%
     Fluor Corp.+                                         97    $         8,323
                                                                ---------------
TOTAL CONSTRUCTION & ENGINEERING                                          8,323
                                                                ---------------
TRADING COMPANIES & DISTRIBUTORS 0.0%
     W.W. Grainger, Inc.                                  90              6,781
                                                                ---------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                    6,781
                                                                ---------------
TOTAL INDUSTRIALS                                                     1,564,461
                                                                ---------------
CONSUMER DISCRETIONARY 5.9%
MEDIA 1.9%
     Time Warner, Inc.+                                5,220             87,644
     Comcast Corp. -- Class A*+                        2,594             67,859
     The Walt Disney Co.+                              2,230             62,195
     News Corp. -- Class A+                            2,780             46,176
     Viacom, Inc. - Class B*+                            889             34,493
     McGraw-Hill Cos., Inc.+                             431             24,834
     CBS Corporation                                     889             21,318
     Omnicom Group, Inc.+                                210             17,482
     Clear Channel Communications,
       Inc.                                              600             17,406
     Gannett Co., Inc.+                                  280             16,778
     Univision Communications, Inc. --
       Class A*                                          260              8,962
     Tribune Co.                                         300              8,229
     Knight-Ridder, Inc.                                  81              5,120
     Interpublic Group of Cos., Inc.+                    497              4,751
     EW Scripps Co. -- Class A                           100              4,471
     New York Times Co. -- Class A                       170              4,303
     Meredith Corp.                                       50              2,790
     Dow Jones & Co., Inc.                                70              2,751
                                                                ---------------
TOTAL MEDIA                                                             437,562
                                                                ---------------
SPECIALTY RETAIL 1.3%
     Home Depot, Inc.+                                 2,460            104,058
     Lowe's Cos., Inc.+                                  913             58,834
     Best Buy Co., Inc.+                                 472             26,399
     Staples, Inc.                                       840             21,437
     TJX Cos., Inc.+                                     530             13,154
     Office Depot, Inc.*                                 341             12,699
     The Gap, Inc.+                                      660             12,329
     Bed Bath & Beyond, Inc.*                            320             12,288
     Limited Brands, Inc.                                400              9,784
     Sherwin-Williams Co.+                               130              6,427
     Tiffany & Co.                                       160              6,006
     AutoZone, Inc.*                                      59              5,882
     AutoNation, Inc.*                                   207              4,461
     Circuit City Stores, Inc.+                          180              4,406

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
     RadioShack Corp.                                    160    $         3,077
     OfficeMax, Inc.                                      80              2,414
                                                                ---------------
TOTAL SPECIALTY RETAIL                                                  303,655
                                                                ---------------
HOTELS, RESTAURANTS & LEISURE 0.9%
     McDonald's Corp.                                  1,447             49,719
     Starbucks Corp.*                                    880             33,123
     Carnival Corp.+                                     497             23,543
     Starwood Hotels & Resorts
       Worldwide, Inc.                                   250             16,932
     Harrah's Entertainment, Inc.+                       210             16,372
     Yum! Brands, Inc.                                   321             15,684
     International Game Technology,
       Inc.                                              390             13,736
     Marriott International, Inc. --
       Class A                                           190             13,034
     Hilton Hotels Corp.+                                380              9,675
     Wendy's International, Inc.                         130              8,068
     Darden Restaurants, Inc.                            150              6,154
                                                                ---------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                     206,040
                                                                ---------------
MULTILINE RETAIL 0.6%
     Target Corp.                                      1,020             53,050
     Federated Department Stores,
       Inc.+                                             317             23,141
     Kohl's Corp.*+                                      396             20,992
     J.C. Penney Holding Co., Inc.+                      270             16,310
     Sears Holdings Corp.*                               120             15,869
     Nordstrom, Inc.                                     250              9,795
     Dollar General Corp.                                370              6,538
     Family Dollar Stores, Inc.                          180              4,788
     Dillard's, Inc. -- Class A+                          70              1,823
     Big Lots, Inc.*                                     130              1,815
                                                                ---------------
TOTAL MULTILINE RETAIL                                                  154,121
                                                                ---------------
HOUSEHOLD DURABLES 0.4%
     Fortune Brands, Inc.                                170             13,707
     D.R. Horton, Inc.                                   310             10,298
     Lennar Corp. -- Class A                             160              9,661
     Pulte Homes, Inc.+                                  250              9,605
     Harman International Industries,
       Inc.                                               80              8,890
     Centex Corp.                                        141              8,740
     Newell Rubbermaid, Inc.+                            320              8,061
     Black & Decker Corp.                                 90              7,820
     Whirlpool Corp.                                      80              7,318
     KB Home+                                             90              5,848
     Leggett & Platt, Inc.                               210              5,118
     Stanley Works+                                       80              4,053
     Snap-On, Inc.                                        70              2,668

--------------------------------------------------------------------------------

VARIABLE ANNUITY TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
     Maytag Corp.                                         90    $         1,920
                                                                ---------------
TOTAL HOUSEHOLD DURABLES                                                103,707
                                                                ---------------
TEXTILES & APPAREL 0.2%
     Nike, Inc. -- Class B+                              220             18,722
     Coach, Inc.*                                        440             15,215
     VF Corp.                                            101              5,747
     Liz Claiborne, Inc.                                 119              4,877
     Jones Apparel Group, Inc.                           130              4,598
                                                                ---------------
TOTAL TEXTILES & APPAREL                                                 49,159
                                                                ---------------
AUTOMOBILES 0.2%
     Ford Motor Co.+                                   2,156             17,162
     Harley-Davidson, Inc.+                              320             16,602
     General Motors Corp.+                               650             13,825
                                                                ---------------
TOTAL AUTOMOBILES                                                        47,589
                                                                ---------------
LEISURE EQUIPMENT & PRODUCTS 0.1%
     Eastman Kodak Co.                                   326              9,271
     Mattel, Inc.                                        450              8,159
     Hasbro, Inc.                                        210              4,431
     Brunswick Corp.                                     112              4,352
                                                                ---------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                       26,213
                                                                ---------------
AUTO COMPONENTS 0.1%
     Johnson Controls, Inc.                              220             16,704
     Goodyear Tire & Rubber Co.*+                        200              2,896
     Cooper Tire & Rubber Co.                             70              1,004
                                                                ---------------
TOTAL AUTO COMPONENTS                                                    20,604
                                                                ---------------
COMMERCIAL SERVICES & SUPPLIES 0.1%
     Apollo Group, Inc. -- Class A*+                     160              8,402
     H&R Block, Inc.                                     380              8,227
                                                                ---------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     16,629
                                                                ---------------
INTERNET & CATALOG RETAIL 0.1%
     Amazon.com, Inc.*+                                  360             13,144
                                                                ---------------
TOTAL INTERNET & CATALOG RETAIL                                          13,144
                                                                ---------------
DISTRIBUTORS 0.0%
     Genuine Parts Co.                                   200              8,766
                                                                ---------------
TOTAL DISTRIBUTORS                                                        8,766
                                                                ---------------
TOTAL CONSUMER DISCRETIONARY                                          1,387,189
                                                                ---------------
ENERGY 5.6%
OIL & GAS 4.5%
     Exxon Mobil Corp.+                                7,070            430,280
     Chevron Corp.                                     2,582            149,679
     ConocoPhillips+                                   1,596            100,787

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
     Occidental Petroleum Corp.+                         500    $        46,325
     Valero Energy Corp.                                 724             43,281
     Burlington Resources, Inc.                          438             40,257
     Marathon Oil Corp.+                                 420             31,991
     Devon Energy Corp.                                  512             31,319
     Anadarko Petroleum Corp.                            270             27,273
     Apache Corp.                                        383             25,090
     EOG Resources, Inc.+                                278             20,016
     XTO Energy, Inc.                                    420             18,299
     Williams Cos., Inc.                                 686             14,674
     Chesapeake Energy Corp.+                            430             13,506
     Amerada Hess Corp.                                   90             12,816
     Kerr-McGee Corp.                                    126             12,030
     Sunoco, Inc.                                        150             11,635
     Kinder Morgan, Inc.                                 120             11,039
     Murphy Oil Corp.+                                   186              9,267
     El Paso Corp.                                       757              9,122
                                                                ---------------
TOTAL OIL & GAS                                                       1,058,686
                                                                ---------------
ENERGY EQUIPMENT & SERVICES 1.1%
     Schlumberger Ltd.+                                  682             86,321
     Halliburton Co.+                                    600             43,812
     Transocean, Inc.*+                                  380             30,514
     Baker Hughes, Inc.+                                 400             27,360
     Weatherford International Ltd.*                     400             18,300
     BJ Services Co.                                     380             13,148
     Noble Corp.                                         160             12,976
     Nabors Industries Ltd.*+                            180             12,884
     National-Oilwell Varco, Inc.*+                      200             12,824
     Rowan Cos., Inc.                                    128              5,627
                                                                ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                       263,766
                                                                ---------------
TOTAL ENERGY                                                          1,322,452
                                                                ---------------
CONSUMER STAPLES 5.4%
FOOD & DRUG RETAILING 1.4%
     Wal-Mart Stores, Inc.                             2,885            136,288
     Walgreen Co.                                      1,170             50,462
     Costco Wholesale Corp.+                             550             29,788
     CVS Corp.                                           945             28,227
     Sysco Corp.+                                        720             23,076
     Kroger Co.*+                                        843             17,164
     Safeway, Inc.+                                      520             13,062
     Albertson's, Inc.+                                  430             11,038
     Whole Foods Market, Inc.+                           160             10,630
     Supervalu, Inc.                                     159              4,900
                                                                ---------------
TOTAL FOOD & DRUG RETAILING                                             324,635
                                                                ---------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
Household Products 1.3%
     Procter & Gamble Co.                              3,810    $       219,532
     Colgate-Palmolive Co.                               600             34,260
     Kimberly-Clark Corp.                                531             30,692
     Clorox Co.                                          170             10,174
                                                                ---------------
TOTAL HOUSEHOLD PRODUCTS                                                294,658
                                                                ---------------
BEVERAGES 1.2%
     PepsiCo, Inc.                                     1,918            110,841
     Coca-Cola Co.                                     2,390            100,069
     Anheuser-Busch Cos., Inc.+                          898             38,408
     Brown-Forman Corp. -- Class B                       100              7,697
     Coca-Cola Enterprises, Inc.                         350              7,119
     Constellation Brands, Inc. --
       Class A*+                                         230              5,762
     Pepsi Bottling Group, Inc.                          161              4,893
     Molson Coors Brewing Co. -- Class B                  70              4,803
                                                                ---------------
TOTAL BEVERAGES                                                         279,592
                                                                ---------------
TOBACCO 0.8%
     Altria Group, Inc.                                2,422            171,623
     Reynolds American, Inc.+                            100             10,550
     UST, Inc.+                                          190              7,904
                                                                ---------------
TOTAL TOBACCO                                                           190,077
                                                                ---------------
FOOD PRODUCTS 0.6%
     Archer-Daniels-Midland Co.                          759             25,540
     General Mills, Inc.                                 410             20,779
     Sara Lee Corp.                                      880             15,734
     H.J. Heinz Co.                                      390             14,789
     WM Wrigley Jr Co.                                   210             13,440
     ConAgra Foods, Inc.+                                596             12,790
     Kellogg Co.                                         290             12,772
     Hershey Co.                                         210             10,968
     Campbell Soup Co.                                   210              6,804
     Dean Foods Co.*                                     160              6,213
     McCormick & Co., Inc.                               150              5,079
     Tyson Foods, Inc. -- Class A                        294              4,040
                                                                ---------------
TOTAL FOOD PRODUCTS                                                     148,948
                                                                ---------------
PERSONAL PRODUCTS 0.1%
     Avon Products, Inc.                                 521             16,239
     Estee Lauder Cos., Inc. -- Class A                  140              5,207
     Alberto-Culver Co. -- Class B                        90              3,981
                                                                ---------------
TOTAL PERSONAL PRODUCTS                                                  25,427
                                                                ---------------
TOTAL CONSUMER STAPLES                                                1,263,337
                                                                ---------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 1.9%
DIVERSIFIED TELECOMMUNICATION SERVICES 1.4%
     AT&T, Inc.+                                       4,491    $       121,437
     Verizon Communications, Inc.                      3,390            115,463
     BellSouth Corp.+                                  2,080             72,072
     Qwest Communications
       International, Inc.*+                           1,799             12,233
     CenturyTel, Inc.                                    150              5,868
     Citizens Communications Co.+                        381              5,056
                                                                ---------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            332,129
                                                                ---------------
WIRELESS TELECOMMUNICATION SERVICES 0.5%
     Sprint Nextel Corp.                               3,437             88,812
     Alltel Corp.                                        445             28,814
                                                                ---------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                               117,626
                                                                ---------------
TOTAL TELECOMMUNICATION SERVICES                                        449,755
                                                                ---------------
UTILITIES 1.8%
ELECTRIC UTILITIES 1.0%
     Exelon Corp.+                                       768             40,627
     Southern Co.                                        862             28,248
     TXU Corp.                                           540             24,170
     FPL Group, Inc.+                                    468             18,786
     FirstEnergy Corp.+                                  380             18,582
     Entergy Corp.                                       240             16,546
     American Electric Power Co.,
       Inc.+                                             460             15,649
     Edison International+                               376             15,484
     Progress Energy, Inc.+                              294             12,930
     PPL Corp.                                           438             12,877
     Cinergy Corp.                                       230             10,444
     Allegheny Energy, Inc.*+                            190              6,431
     Pinnacle West Capital Corp.                         110              4,301
                                                                ---------------
TOTAL ELECTRIC UTILITIES                                                225,075
                                                                ---------------
MULTI-UTILITIES 0.8%
     Duke Energy Corp.+                                1,070             31,190
     Dominion Resources, Inc./VA+                        396             27,336
     Public Service Enterprise Group,
       Inc.+                                             290             18,572
     PG&E Corp.+                                         402             15,638
     Sempra Energy                                       298             13,845
     AES Corp.*+                                         760             12,966
     Consolidated Edison, Inc.                           284             12,354
     Ameren Corp.+                                       240             11,957

--------------------------------------------------------------------------------

VARIABLE ANNUITY TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
     Constellation Energy Group, Inc.                    210    $        11,489
     Xcel Energy, Inc.+                                  466              8,458
     DTE Energy Co.+                                     210              8,419
     KeySpan Corp.                                       200              8,174
     NiSource, Inc.+                                     324              6,551
     CenterPoint Energy, Inc.                            357              4,259
     TECO Energy, Inc.                                   240              3,869
     CMS Energy Corp.*                                   260              3,367
     Dynegy, Inc. -- Class A*+                           348              1,670
                                                                ---------------
TOTAL MULTI-UTILITIES                                                   200,114
                                                                ---------------
GAS UTILITIES 0.0%
     Nicor, Inc.+                                         49              1,938
     Peoples Energy Corp.+                                40              1,426
                                                                ---------------
TOTAL GAS UTILITIES                                                       3,364
                                                                ---------------
TOTAL UTILITIES                                                         428,553
                                                                ---------------
MATERIALS 1.8%
CHEMICALS 0.9%
     Dow Chemical Co.                                  1,123             45,594
     E.I. du Pont de Nemours and Co.                   1,070             45,165
     Monsanto Co.+                                       308             26,103
     Praxair, Inc.                                       370             20,405
     Air Products & Chemicals, Inc.                      260             17,469
     PPG Industries, Inc.                                191             12,100
     Rohm & Haas Co.                                     170              8,308
     Ecolab, Inc.                                        210              8,022
     Ashland, Inc.                                        80              5,686
     Engelhard Corp.                                     140              5,545
     Sigma-Aldrich Corp.+                                 80              5,263
     Eastman Chemical Co.                                 87              4,453
     International Flavors &
       Fragrances, Inc.                                   90              3,089
     Hercules, Inc.*                                     130              1,794
     Tronox, Inc.*                                        25                432
                                                                ---------------
TOTAL CHEMICALS                                                         209,428
                                                                ---------------
METALS & MINING 0.5%
     Alcoa, Inc.                                       1,010             30,866
     Newmont Mining Corp.                                520             26,983
     Phelps Dodge Corp.                                  240             19,327
     Nucor Corp.+                                        180             18,862
     Freeport-McMoRan Copper & Gold,
       Inc. -- Class B+                                  206             12,313
     United States Steel Corp.+                          131              7,949
     Allegheny Technologies, Inc.+                       100              6,118
                                                                ---------------
TOTAL METALS & MINING                                                   122,418
                                                                ---------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
Paper & Forest Products 0.2%
     Weyerhaeuser Co.                                    280    $        20,280
     International Paper Co.                             568             19,636
     MeadWestvaco Corp.                                  210              5,735
     Louisiana-Pacific Corp.                             120              3,264
                                                                ---------------
TOTAL PAPER & FOREST PRODUCTS                                            48,915
                                                                ---------------
CONTAINERS & PACKAGING 0.1%
     Temple-Inland, Inc.                                 130              5,791
     Ball Corp.                                          120              5,260
     Sealed Air Corp.                                     88              5,092
     Pactiv Corp.*                                       170              4,172
     Bemis Co.                                           120              3,790
                                                                ---------------
TOTAL CONTAINERS & PACKAGING                                             24,105
                                                                ---------------
CONSTRUCTION MATERIALS 0.1%
     Vulcan Materials Co.+                               120             10,398
                                                                ---------------
TOTAL CONSTRUCTION MATERIALS                                             10,398
                                                                ---------------
TOTAL MATERIALS                                                         415,264
                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $11,046,596)                                                13,609,573
                                                                ---------------

                                                       FACE             MARKET
                                                     AMOUNT              VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 37.1%
Collateralized by U.S. Treasury Obligations

UBS Financial Services, Inc. at 4.53%
  due 04/03/06                                $   1,768,086          1,768,086
Credit Suisse at 4.50% due 04/03/06               1,935,935          1,935,935
Lehman Brothers, Inc. at 4.40% due
  04/03/06                                        1,448,143          1,448,143
Morgan Stanley at 4.40% due 04/03/06              1,768,087          1,768,087
Citigroup, Inc. at 4.15% due 04/03/06             1,768,086          1,768,086
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $8,688,337)                                                 8,688,337
                                                               ---------------
SECURITIES LENDING COLLATERAL 7.5%
Investment in Securities Lending Short Term
     Investment Portfolio Held by
       U.S. Bank                                  1,750,497          1,750,497
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,750,497)                                                    1,750,497
                                                               ---------------
TOTAL INVESTMENTS 102.7%
   (Cost $21,485,430)                                          $    24,048,407
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7)%                 $      (633,287)
                                                               ---------------

VARIABLE ANNUITY TITAN 500 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                            $    23,415,120

                                                                     UNREALIZED
                                                  CONTRACTS                GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2006 S&P 500 Index Mini Futures
Contracts
   (Aggregate Market Value of
   Contracts $12,714,000)                               195    $         (2,453)
                                                               ----------------

                                                      UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
S&P 500 Index Swap**
   (Notional Market Value $20,899,381)               16,140    $         15,758
                                                               ----------------

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006

**    Price Return based on S&P 500 Index +/- financing at a variable rate.

--------------------------------------------------------------------------------

VARIABLE ANNUITY VELOCITY 100 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 63.7%
INFORMATION TECHNOLOGY 39.5%
   SOFTWARE 10.3%
   Microsoft Corp.                                    57,700    $     1,570,017
   Oracle Corp.*                                      34,920            478,055
   Adobe Systems, Inc.*+                               9,560            333,835
   Symantec Corp.*                                    17,700            297,891
   Electronic Arts, Inc.*+                             4,966            271,739
   Intuit, Inc.*+                                      3,620            192,548
   Autodesk, Inc.*                                     3,900            150,228
   Citrix Systems, Inc.*+                              3,400            128,860
   Cadence Design Systems, Inc.*                       4,820             89,122
   BEA Systems, Inc.*                                  6,640             87,183
   Red Hat, Inc.*                                      2,855             79,883
   Check Point Software Technologies Ltd.*             3,910             78,278
   Activision, Inc.*+                                  4,011             55,312
                                                                ---------------

TOTAL SOFTWARE                                                        3,812,951
                                                                ---------------
   COMMUNICATIONS EQUIPMENT 8.4%
   Qualcomm, Inc.                                     32,410          1,640,270
   Cisco Systems, Inc.*                               35,650            772,536
   Research In Motion, Ltd.*+                          3,010            255,489
   JDS Uniphase Corp.*+                               31,160            129,937
   Juniper Networks, Inc.*+                            6,000            114,720
   Comverse Technology, Inc.*+                         3,400             80,002
   Telefonaktiebolaget LM Ericsson --
       SP ADR+                                         1,950             73,554
   Tellabs, Inc.*+                                     4,160             66,144
                                                                ---------------

TOTAL COMMUNICATIONS EQUIPMENT                                        3,132,652
                                                                ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 7.8%
   Intel Corp.                                        33,430            646,870
   Broadcom Corp. -- Class A*                          6,880            296,941
   Maxim Integrated Products, Inc.                     7,290            270,823
   Marvell Technology Group Ltd.*+                     4,437            240,042
   Applied Materials, Inc.+                           13,320            233,233
   Linear Technology Corp.                             6,630            232,580
   KLA-Tencor Corp.+                                   3,930            190,055
   Xilinx, Inc.                                        7,420            188,913
   Altera Corp.*+                                      8,270            170,693
   Nvidia Corp.*+                                      2,730            156,320
   Microchip Technology, Inc.+                         2,882            104,617
   Lam Research Corp.*                                 2,339            100,577

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   ATI Technologies, Inc.*                             4,020    $        69,064
                                                                ---------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         2,900,728
                                                                ---------------
   COMPUTERS & PERIPHERALS 5.8%
   Apple Computer, Inc.*                              19,210          1,204,851
   Dell, Inc.*+                                       14,050            418,128
   Network Appliance, Inc.*+                           6,350            228,790
   Sandisk Corp.*+                                     2,890            166,233
   Sun Microsystems, Inc.*+                           24,430            125,326
                                                                ---------------

TOTAL COMPUTERS & PERIPHERALS                                         2,143,328
                                                                ---------------
   INTERNET SOFTWARE & SERVICES 5.1%
   Google, Inc. -- Class A*                            1,980            772,200
   eBay, Inc.*+                                       17,030            665,192
   Yahoo!, Inc.*+                                     11,060            356,796
   VeriSign, Inc.*+                                    3,770             90,442
                                                                ---------------

TOTAL INTERNET SOFTWARE & SERVICES                                    1,884,630
                                                                ---------------
   IT CONSULTING & SERVICES 1.6%
   Paychex, Inc.+                                      5,840            243,294
   Fiserv, Inc.*+                                      3,740            159,137
   Cognizant Technology Solutions
       Corp.*                                          2,190            130,283
   CheckFree Corp.*                                    1,410             71,205
                                                                ---------------

TOTAL IT CONSULTING & SERVICES                                          603,919
                                                                ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.5%
   Flextronics International Ltd.*                    10,171            105,270
   CDW Corp.+                                          1,362             80,154
                                                                ---------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                185,424
                                                                ---------------

TOTAL INFORMATION TECHNOLOGY                                         14,663,632
                                                                ---------------
CONSUMER DISCRETIONARY 10.0%
   MEDIA 3.3%
   Comcast Corp. -- Class A*+                         15,490            405,219
   NTL, Inc.*                                          5,030            146,423
   Pixar*                                              1,970            126,356
   Sirius Satellite Radio, Inc.*+                     23,390            118,821
   EchoStar Communications Corp.*+                     3,550            106,039

--------------------------------------------------------------------------------

VARIABLE ANNUITY VELOCITY 100 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   XM Satellite Radio Holdings, Inc.*+                 4,320    $        96,206
   Liberty Global, Inc. -- Class A*                    3,920             80,242
   Lamar Advertising Co.*+                             1,400             73,668
   Discovery Holding Co. -- Class A*                   3,860             57,900
                                                                ---------------

TOTAL MEDIA                                                           1,210,874
                                                                ---------------
   HOTELS, RESTAURANTS & LEISURE 2.1%
   Starbucks Corp.*                                   17,220            648,161
   Wynn Resorts Ltd.*+                                 1,760            135,256
                                                                ---------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     783,417
                                                                ---------------
   SPECIALTY RETAIL 1.7%
   Bed Bath & Beyond, Inc.*                            6,490            249,216
   Staples, Inc.                                       7,940            202,629
   Urban Outfitters, Inc.*                             2,805             68,835
   Ross Stores, Inc.                                   2,310             67,429
   Petsmart, Inc.+                                     2,260             63,596
                                                                ---------------

TOTAL SPECIALTY RETAIL                                                  651,705
                                                                ---------------
   INTERNET & CATALOG RETAIL 1.2%
   Amazon.com, Inc.*+                                  4,490            163,930
   InterActiveCorp*+                                   5,420            159,727
   Expedia, Inc.*+                                     5,570            112,904
                                                                ---------------

TOTAL INTERNET & CATALOG RETAIL                                         436,561
                                                                ---------------
   MULTILINE RETAIL 1.0%
   Sears Holdings Corp.*                               2,730            361,015
                                                                ---------------

TOTAL MULTILINE RETAIL                                                  361,015
                                                                ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.4%
   Apollo Group, Inc. -- Class A*+                     2,850            149,653
                                                                ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    149,653
                                                                ---------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   HOUSEHOLD DURABLES 0.3%
   Garmin Ltd.+                                        1,628    $       129,312
                                                                ---------------

TOTAL HOUSEHOLD DURABLES                                                129,312
                                                                ---------------

TOTAL CONSUMER DISCRETIONARY                                          3,722,537
                                                                ---------------
HEALTH CARE 9.5%
   BIOTECHNOLOGY 6.6%
   Amgen, Inc.*                                        9,260            673,665
   Gilead Sciences, Inc.*                              7,390            459,806
   Genzyme Corp.*+                                     5,250            352,905
   Biogen Idec, Inc.*                                  6,070            285,897
   Celgene Corp.*+                                     5,570            246,305
   Chiron Corp.*                                       4,490            205,687
   Medimmune, Inc.*+                                   4,270            156,196
   Amylin Pharmaceuticals, Inc.*+                      1,740             85,173
                                                                ---------------

TOTAL BIOTECHNOLOGY                                                   2,465,634
                                                                ---------------
   PHARMACEUTICALS 1.1%
   Teva Pharmaceutical Industries Ltd. -- SP ADR+      8,045            331,293
   Sepracor, Inc.*                                     1,670             81,513
                                                                ---------------

TOTAL PHARMACEUTICALS                                                   412,806
                                                                ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.9%
   Biomet, Inc.+                                       5,410            192,163
   DENTSPLY International, Inc.                        1,230             71,525
   Intuitive Surgical, Inc.*+                            570             67,260
                                                                ---------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  330,948
                                                                ---------------
   HEALTH CARE PROVIDERS & SERVICES 0.9%
   Express Scripts, Inc.*+                             2,120            186,348
   Patterson Cos., Inc.*+                              2,158             75,962
   Lincare Holdings, Inc.*                             1,517             59,102
                                                                ---------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  321,412
                                                                ---------------

TOTAL HEALTH CARE                                                     3,530,800
                                                                ---------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY VELOCITY 100 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
INDUSTRIALS 2.8%
   MACHINERY 0.9%
   Paccar, Inc.+                                       3,070    $       216,373
   Joy Global, Inc.                                    1,970            117,747
                                                                ---------------

TOTAL MACHINERY                                                         334,120
                                                                ---------------
   AIR FREIGHT & COURIERS 0.7%
   Expeditors International
       Washington, Inc.+                               1,700            146,863
   CH Robinson Worldwide, Inc.                         2,720            133,525
                                                                ---------------

TOTAL AIR FREIGHT & COURIERS                                            280,388
                                                                ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.7%
   Cintas Corp.+                                       3,270            139,367
   Monster Worldwide, Inc.*                            2,180            108,695
                                                                ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    248,062
                                                                ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.3%
   Fastenal Co.+                                       2,340            110,776
                                                                ---------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  110,776
                                                                ---------------
   ELECTRICAL EQUIPMENT 0.2%
   American Power Conversion Corp.                     3,190             73,721
                                                                ---------------

TOTAL ELECTRICAL EQUIPMENT                                               73,721
                                                                ---------------

TOTAL INDUSTRIALS                                                     1,047,067
                                                                ---------------
CONSUMER STAPLES 1.0%
   FOOD & DRUG RETAILING 1.0%
   Costco Wholesale Corp.+                             4,040            218,807
   Whole Foods Market, Inc.+                           2,214            147,098
                                                                ---------------

TOTAL FOOD & DRUG RETAILING                                             365,905
                                                                ---------------

TOTAL CONSUMER STAPLES                                                  365,905
                                                                ---------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES 0.4%
   WIRELESS TELECOMMUNICATION SERVICES 0.4%
   NII Holdings, Inc. -- Class B*+                     2,400   $        141,528
                                                                ---------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               141,528
                                                                ---------------

TOTAL TELECOMMUNICATION SERVICES                                        141,528
                                                                ---------------
ENERGY 0.3%
   ENERGY EQUIPMENT & SERVICES 0.3%
   Patterson-UTI Energy, Inc.                          2,830             90,447
                                                                ---------------

TOTAL ENERGY EQUIPMENT & SERVICES                                        90,447
                                                                ---------------

TOTAL ENERGY                                                             90,447
                                                                ---------------
MATERIALS 0.2%
   CHEMICALS 0.2%
   Sigma-Aldrich Corp.+                                1,050             69,079
                                                                ---------------

TOTAL CHEMICALS                                                          69,079
                                                                ---------------

TOTAL MATERIALS                                                          69,079
                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $17,491,102)                                                23,630,995
                                                                ---------------


                                                        FACE             MARKET
                                                      AMOUNT              VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 35.1%
Collateralized by U.S. Treasury Obligations

UBS Financial Services, Inc. at
  4.53% due 04/03/06                          $    2,355,257          2,355,257
Credit Suisse at
  4.50% due 04/03/06                               3,034,209          3,034,209
Lehman Brothers, Inc. at
  4.40% due 04/03/06                               2,944,190          2,944,190
Morgan Stanley at
  4.40% due 04/03/06                               2,355,257          2,355,257

--------------------------------------------------------------------------------

VARIABLE ANNUITY VELOCITY 100 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                       FACE             MARKET
                                                     AMOUNT              VALUE
------------------------------------------------------------------------------
Citigroup, Inc. at                           $    2,355,257    $     2,355,257
4.15% due 04/03/06
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $13,044,170)                                               13,044,170
                                                               ---------------
SECURITIES LENDING COLLATERAL  11.9%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S. Bank         4,404,414          4,404,414
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,404,414)                                                    4,404,414
                                                               ---------------
TOTAL INVESTMENTS 110.7%
   (Cost $34,939,686)                                          $    41,079,579
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (10.7)%                $    (3,964,200)
                                                               ---------------
NET ASSETS - 100.0%                                            $    37,115,379

                                                                     UNREALIZED
                                                   CONTRACTS               GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2006 Nasdaq 100 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $11,878,350)                                345    $       151,835
                                                                ---------------

                                                       UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
June 2006 Nasdaq 100 Index Swap,
Maturing 06/29/06**
   (Notional Market Value $30,709,502)                18,026    $       352,305
June 2006 Nasdaq 100 Index Swap,
Maturing 06/14/06**
   (Notional Market Value $8,189,188)                  4,807            124,103
(TOTAL NOTIONAL MARKET VALUE $38,898,690)                       $       476,408
                                                                ---------------

*     Non-Income Producing Security.

**    Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at March 31, 2006

--------------------------------------------------------------------------------

VARIABLE ANNUITY MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 66.7%
FINANCIALS 12.6%
   REAL ESTATE 3.1%
   Liberty Property Trust                               7,700    $       363,132
   Rayonier, Inc.+                                      7,510            342,381
   AMB Property Corp.                                   5,380            291,973
   Macerich Co.+                                        3,510            259,565
   Highwoods Properties, Inc.                           7,680            259,046
   Longview Fibre Co.                                   4,110            106,202
   New Plan Excel Realty Trust+                           210              5,447
                                                                 ---------------

TOTAL REAL ESTATE                                                      1,627,746
                                                                 ---------------
   INSURANCE 2.8%
   First American Corp.+                                8,470            331,685
   Old Republic International Corp.                    11,997            261,775
   W.R. Berkley Corp.                                   4,040            234,562
   Horace Mann Educators Corp.                         12,160            228,608
   Fidelity National Financial, Inc.                    4,910            174,452
   HCC Insurance Holdings, Inc.+                        4,400            153,120
   Ohio Casualty Corp.                                  3,700            117,290
                                                                 ---------------

TOTAL INSURANCE                                                        1,501,492
                                                                 ---------------
   THRIFTS & MORTGAGE FINANCE 2.8%
   Radian Group, Inc.+                                  6,410            386,202
   PMI Group, Inc.+                                     7,880            361,850
   Webster Financial Corp.                              6,390            309,659
   IndyMac Bancorp, Inc.+                               4,990            204,241
   Astoria Financial Corp.                              6,560            203,098
                                                                 ---------------

TOTAL THRIFTS & MORTGAGE FINANCE                                       1,465,050
                                                                 ---------------
   CAPITAL MARKETS 1.3%
   Legg Mason, Inc.                                     3,440            431,135
   Jefferies Group, Inc.+                               2,740            160,290
   Eaton Vance Corp.                                    2,470             67,629
   SEI Investments Co.                                    440             17,833
                                                                 ---------------

TOTAL CAPITAL MARKETS                                                    676,887
                                                                 ---------------
   BANKS 1.3%
   Mercantile Bankshares Corp.                          9,625            370,081
   Wilmington Trust Corp.                               3,920            169,932
   Colonial BancGroup, Inc.                             2,460             61,500
   Cathay General Bancorp                                 690             25,972

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Westamerica Bancorporation                             490    $        25,441
   FirstMerit Corp.+                                      720             17,755
                                                                 ---------------

TOTAL BANKS                                                              670,681
                                                                 ---------------
   DIVERSIFIED FINANCIALS 0.7%
   Leucadia National Corp.+                             5,880            350,801
                                                                 ---------------

TOTAL DIVERSIFIED FINANCIALS                                             350,801
                                                                 ---------------
   CONSUMER FINANCE 0.6%
   AmeriCredit Corp.*+                                 11,150            342,640
                                                                 ---------------

TOTAL CONSUMER FINANCE                                                   342,640
                                                                 ---------------

TOTAL FINANCIALS                                                       6,635,297
                                                                 ---------------
INFORMATION TECHNOLOGY 11.3%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.9%
   Lam Research Corp.*+                                 9,250            397,750
   Microchip Technology, Inc.+                         10,380            376,794
   MEMC Electronic Materials, Inc.*+                    5,280            194,938
   Intersil Corp. -- Class A+                           6,350            183,642
   Silicon Laboratories, Inc.*+                         2,000            109,900
   Micrel, Inc.*+                                       6,070             89,957
   Cypress Semiconductor Corp.*+                        4,770             80,851
   Atmel Corp.*                                         8,080             38,138
   Semtech Corp.*+                                      1,760             31,486
   International Rectifier Corp.*+                        720             29,830
   Credence Systems Corp.*                              3,040             22,314
                                                                 ---------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                          1,555,600
                                                                 ---------------
   SOFTWARE 2.1%
   Synopsys, Inc.*                                     13,600            303,960
   Sybase, Inc.*+                                      12,330            260,410
   Fair Isaac Corp.+                                    6,100            241,682
   McAfee, Inc.*+                                       6,080            147,926
   Advent Software, Inc.*                               3,400             96,628
   Reynolds & Reynolds Co. -- Class A                   1,900             53,960
                                                                 ---------------

TOTAL SOFTWARE                                                         1,104,566
                                                                 ---------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   IT CONSULTING & SERVICES 2.1%
   DST Systems, Inc.*+                                  5,850    $       338,949
   Ceridian Corp.*                                      8,970            228,286
   MPS Group, Inc.*+                                   13,390            204,867
   CSG Systems International, Inc.*                     5,550            129,093
   CheckFree Corp.*+                                    1,340             67,670
   MoneyGram International, Inc.                        2,110             64,819
   BISYS Group, Inc.*                                   2,260             30,465
   Cognizant Technology Solutions
       Corp.*                                             350             20,822
                                                                 ---------------

TOTAL IT CONSULTING & SERVICES                                         1,084,971
                                                                 ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.8%
   CDW Corp.+                                           5,850            344,272
   Arrow Electronics, Inc.*                            10,130            326,895
   Tech Data Corp.*                                     2,780            102,610
   Amphenol Corp. -- Class A                            1,580             82,444
   Plexus Corp.*                                        2,040             76,643
   National Instruments Corp.                           1,090             35,556
   Vishay Intertechnology, Inc.*+                          90              1,282
                                                                 ---------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 969,702
                                                                 ---------------
   COMPUTERS & PERIPHERALS 1.2%
   Sandisk Corp.*+                                      6,340            364,677
   Imation Corp.                                        3,390            145,465
   Western Digital Corp.*                               5,990            116,385
                                                                 ---------------


TOTAL COMPUTERS & PERIPHERALS                                            626,527
                                                                 ---------------
   COMMUNICATIONS EQUIPMENT 1.1%
   ADTRAN, Inc.+                                        6,180            161,793
   Harris Corp.                                         3,280            155,111
   F5 Networks, Inc.*+                                  1,780            129,032
   Avocent Corp.*                                       2,580             81,889
   Powerwave Technologies, Inc.*+                       3,890             52,476
   CommScope, Inc.*+                                      710             20,271
                                                                 ---------------

TOTAL COMMUNICATIONS EQUIPMENT                                           600,572
                                                                 ---------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   OFFICE ELECTRONICS 0.1%
   Zebra Technologies Corp. -- Class A*                   670    $        29,962
                                                                 ---------------
TOTAL OFFICE ELECTRONICS                                                  29,962
                                                                 ---------------

TOTAL INFORMATION TECHNOLOGY                                           5,971,900
                                                                 ---------------
CONSUMER DISCRETIONARY 10.4%
   SPECIALTY RETAIL 5.2%
   Abercrombie & Fitch Co. -- Class A                   6,430            374,869
   Ross Stores, Inc.                                   10,840            316,419
   Barnes & Noble, Inc.                                 6,830            315,887
   Advance Auto Parts, Inc.                             7,090            295,228
   Chico's FAS, Inc.*+                                  6,620            269,037
   Claire's Stores, Inc.                                6,380            231,658
   AnnTaylor Stores Corp.*                              5,650            207,863
   Urban Outfitters, Inc.*                              8,440            207,118
   Payless Shoesource, Inc.*                            7,810            178,771
   Williams-Sonoma, Inc.*+                              2,600            110,240
   O'Reilly Automotive, Inc.*                           1,930             70,561
   Michaels Stores, Inc.                                1,740             65,389
   American Eagle Outfitters, Inc.+                     2,010             60,019
   Foot Locker, Inc.+                                   2,310             55,163
   Rent-A-Center, Inc.*                                    50              1,279
                                                                 ---------------

TOTAL SPECIALTY RETAIL                                                 2,759,501
                                                                 ---------------
   MEDIA 1.3%
   Harte-Hanks, Inc.                                    8,910            243,688
   Scholastic Corp.*                                    7,862            210,387
   Entercom Communications Corp.                        4,630            129,270
   Emmis Communications Corp. --
      Class A*                                          4,500             72,000
   Westwood One, Inc.                                   4,400             48,576
                                                                 ---------------

TOTAL MEDIA                                                              703,921
                                                                 ---------------
   HOUSEHOLD DURABLES 1.2%
   Ryland Group, Inc.+                                  4,240            294,256
   Toll Brothers, Inc.*+                                4,300            148,909
   Beazer Homes USA, Inc.+                              1,670            109,719

--------------------------------------------------------------------------------

VARIABLE ANNUITY MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Furniture Brands International,                      1,940    $        47,550
       Inc.+
                                                                 ---------------

TOTAL HOUSEHOLD DURABLES                                                 600,434
                                                                 ---------------
   COMMERCIAL SERVICES & SUPPLIES 0.9%
   Career Education Corp.*+                             7,310            275,806
   Education Management Corp.*                          2,480            103,168
   ITT Educational Services, Inc.*                      1,590            101,840
   DeVry, Inc.*                                           620             14,117
                                                                 ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                     494,931
                                                                 ---------------
   HOTELS, RESTAURANTS & LEISURE 0.6%
   Brinker International, Inc.+                         2,600            109,850
   Ruby Tuesday, Inc.+                                  3,180            102,014
   GTECH Holdings Corp.                                 2,490             84,785
   Outback Steakhouse, Inc.                               220              9,680
   Applebee's International, Inc.                         200              4,910
                                                                 ---------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                      311,239
                                                                 ---------------
   MULTILINE RETAIL 0.5%
   Dollar Tree Stores, Inc.*+                           9,080            251,244
                                                                 ---------------

TOTAL MULTILINE RETAIL                                                   251,244
                                                                 ---------------
   AUTO COMPONENTS 0.4%
   ArvinMeritor, Inc.                                   6,750            100,642
   Modine Manufacturing Co.                             2,650             78,175
   BorgWarner, Inc.+                                      620             37,225
                                                                 ---------------

TOTAL AUTO COMPONENTS                                                    216,042
                                                                 ---------------
   TEXTILES & APPAREL 0.3%
   Polo Ralph Lauren Corp.                              2,640            160,010
                                                                 ---------------

TOTAL TEXTILES & APPAREL                                                 160,010
                                                                 ---------------

TOTAL CONSUMER DISCRETIONARY                                           5,497,322
                                                                 ---------------
INDUSTRIALS 9.9%
   COMMERCIAL SERVICES & SUPPLIES 3.5%
   Dun & Bradstreet Corp.*+                             5,080            389,534
   Manpower, Inc.                                       5,540            316,777
   Adesa, Inc.                                         11,530            308,312

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Herman Miller, Inc.                                  9,430    $       305,626
   Brink's Co.                                          3,130            158,879
   HNI Corp.                                            2,340            138,060
   Mine Safety Appliances Co.                           2,690            112,980
   Corporate Executive Board Co.                          630             63,567
   Deluxe Corp.+                                        1,780             46,583
                                                                 ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                   1,840,318
                                                                 ---------------
   MACHINERY 1.6%
   Timken Co.                                           9,880            318,827
   Joy Global, Inc.                                     4,330            258,804
   Crane Co.                                            2,380             97,604
   Federal Signal Corp.                                 4,810             88,985
   Trinity Industries, Inc.                             1,390             75,602
   Flowserve Corp.*                                        40              2,334
                                                                 ---------------

TOTAL MACHINERY                                                          842,156
                                                                 ---------------
   AEROSPACE & DEFENSE 1.1%
   Alliant Techsystems, Inc.*+                          3,360            259,291
   Precision Castparts Corp.                            4,110            244,134
   DRS Technologies, Inc.                               1,560             85,597
                                                                 ---------------

TOTAL AEROSPACE & DEFENSE                                                589,022
                                                                 ---------------
   AIR FREIGHT & COURIERS 1.1%
   Expeditors International
       Washington, Inc.+                                3,510            303,229
   CH Robinson Worldwide, Inc.                          5,740            281,776
                                                                 ---------------

TOTAL AIR FREIGHT & COURIERS                                             585,005
                                                                 ---------------
   INDUSTRIAL CONGLOMERATES 0.6%
   Teleflex, Inc.                                       4,690            335,945
                                                                 ---------------

TOTAL INDUSTRIAL CONGLOMERATES                                           335,945
                                                                 ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.5%
   Fastenal Co.+                                        3,560            168,531
   United Rentals, Inc.*+                               1,320             45,540
   MSC Industrial Direct Co. -- Class A                   570             30,791
                                                                 ---------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                   244,862
                                                                 ---------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   ROAD & RAIL 0.5%
   J.B. Hunt Transport Services, Inc.                   6,220    $       133,979
   YRC Worldwide, Inc.*                                 2,530             96,292
   CNF, Inc.+                                             260             12,984
                                                                 ---------------

TOTAL ROAD & RAIL                                                        243,255
                                                                 ---------------
   ELECTRICAL EQUIPMENT 0.4%
   Roper Industries, Inc.                               2,530            123,034
   AMETEK, Inc.+                                        1,730             77,781
                                                                 ---------------

TOTAL ELECTRICAL EQUIPMENT                                               200,815
                                                                 ---------------
   AIRLINES 0.2%
   AirTran Holdings, Inc.*+                             4,600             83,306
   Alaska Air Group, Inc.*+                             1,410             49,985
                                                                 ---------------

TOTAL AIRLINES                                                           133,291
                                                                 ---------------
   CONSTRUCTION & ENGINEERING 0.2%
   Jacobs Engineering Group, Inc.*                      1,070             92,812
   Granite Construction, Inc.+                            340             16,551
                                                                 ---------------

TOTAL CONSTRUCTION & ENGINEERING                                         109,363
                                                                 ---------------
   MARINE 0.2%
   Alexander & Baldwin, Inc.+                           1,700             81,056
                                                                 ---------------

TOTAL MARINE                                                              81,056
                                                                 ---------------

TOTAL INDUSTRIALS                                                      5,205,088
                                                                 ---------------
HEALTH CARE 7.1%
   HEALTH CARE PROVIDERS & SERVICES 2.6%
   Omnicare, Inc.+                                      6,860            377,231
   Lincare Holdings, Inc.*                              7,590            295,706
   Community Health Systems, Inc.*                      4,810            173,882
   Triad Hospitals, Inc.*+                              3,660            153,354
   Pharmaceutical Product
       Development, Inc.                                2,920            101,061
   Health Net, Inc.*                                    1,980            100,624
   LifePoint Hospitals, Inc.*+                          2,640             82,104

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Apria Healthcare Group, Inc.*                        3,100    $        71,238
                                                                 ---------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                 1,355,200
                                                                 ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 2.4%
   Hillenbrand Industries, Inc.                         5,080            279,349
   Varian Medical Systems, Inc.*+                       4,910            275,746
   Intuitive Surgical, Inc.*+                           1,770            208,860
   Varian, Inc.*                                        4,990            205,488
   DENTSPLY International, Inc.                         1,820            105,833
   Edwards Lifesciences Corp.*                          2,380            103,530
   Beckman Coulter, Inc.                                1,090             59,482
   Gen-Probe, Inc.*                                       710             39,135
                                                                 ---------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 1,277,423
                                                                 ---------------
   BIOTECHNOLOGY 1.6%
   Invitrogen Corp.*+                                   3,010            211,091
   Charles River Laboratories
       International, Inc.*+                            4,280            209,806
   PDL BioPharma, Inc.*+                                4,720            154,816
   Techne Corp.*+                                       1,750            105,245
   Cephalon, Inc.*+                                     1,630             98,207
   Millennium Pharmaceuticals, Inc.*+                   2,990             30,229
   Vertex Pharmaceuticals, Inc.*+                         610             22,320
                                                                 ---------------

TOTAL BIOTECHNOLOGY                                                      831,714
                                                                 ---------------
   PHARMACEUTICALS 0.5%
   Sepracor, Inc.*                                      3,140            153,263
   Par Pharmaceutical Cos., Inc.*+                      4,570            128,783
                                                                 ---------------

TOTAL PHARMACEUTICALS                                                    282,046
                                                                 ---------------

TOTAL HEALTH CARE                                                      3,746,383
                                                                 ---------------
ENERGY 6.3%
   ENERGY EQUIPMENT & SERVICES 3.2%
   Patterson-UTI Energy, Inc.                          13,220            422,511
   Grant Prideco, Inc.*+                                5,430            232,621
   ENSCO International, Inc.+                           3,850            198,082
   Cooper Cameron Corp.*+                               4,220            186,018
   Smith International, Inc.+                           4,450            173,372

--------------------------------------------------------------------------------

VARIABLE ANNUITY MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Pride International, Inc.*+                          5,420    $       168,996
   Helmerich & Payne, Inc.+                             1,920            134,054
   Tidewater, Inc.+                                     2,190            120,954
   FMC Technologies, Inc.*                                600             30,732
                                                                 ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                      1,667,340
                                                                 ---------------
   OIL & GAS 3.1%
   Peabody Energy Corp.+                                8,550            431,006
   Noble Energy, Inc.+                                  8,860            389,131
   Southwestern Energy Co.*                             5,860            188,633
   Arch Coal, Inc.+                                     2,450            186,053
   Newfield Exploration Co.*+                           4,180            175,142
   Pioneer Natural Resources Co.+                       3,000            132,750
   Quicksilver Resources, Inc.*+                        2,300             88,918
   Denbury Resources, Inc.*+                            1,160             36,737
   Plains Exploration & Production
       Co.*                                               220              8,501
                                                                 ---------------

TOTAL OIL & GAS                                                        1,636,871
                                                                 ---------------

TOTAL ENERGY                                                           3,304,211
                                                                 ---------------
UTILITIES 4.5%
   MULTI-UTILITIES 2.6%
   SCANA Corp.                                          9,040            354,730
   Wisconsin Energy Corp.                               8,340            333,517
   NSTAR                                               11,030            315,568
   MDU Resources Group, Inc.                            6,830            228,463
   Aquila, Inc.*                                       35,550            141,844
                                                                 ---------------

TOTAL MULTI-UTILITIES                                                  1,374,122
                                                                 ---------------
   GAS UTILITIES 1.0%
   Oneok, Inc.                                         11,040            356,040
   Questar Corp.+                                       2,430            170,222
   Equitable Resources, Inc.                              330             12,048
                                                                 ---------------

TOTAL GAS UTILITIES                                                      538,310
                                                                 ---------------
   ELECTRIC UTILITIES 0.8%
   Duquesne Light Holdings, Inc.+                      14,920            246,180
   Westar Energy, Inc.                                  5,560            115,704
   Sierra Pacific Resources*+                           3,430             47,368
                                                                 ---------------

TOTAL ELECTRIC UTILITIES                                                 409,252
                                                                 ---------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   WATER UTILITIES 0.1%
   Aqua America, Inc.+                                  2,640    $        73,445
                                                                 ---------------

TOTAL WATER UTILITIES                                                     73,445
                                                                 ---------------

TOTAL UTILITIES                                                        2,395,129
                                                                 ---------------
MATERIALS 2.8%
   CHEMICALS 2.2%
   Lubrizol Corp.+                                      6,510            278,954
   Olin Corp.                                          12,580            270,093
   Lyondell Chemical Co.                                9,920            197,408
   Airgas, Inc.                                         4,190            163,787
   Valspar Corp.                                        3,890            108,414
   Scotts Miracle-Gro Co. -- Class A                    1,810             82,826
   Chemtura Corp.                                       2,790             32,866
   Albemarle Corp.                                        260             11,791
                                                                 ---------------

TOTAL CHEMICALS                                                        1,146,139
                                                                 ---------------
   CONSTRUCTION MATERIALS 0.3%
   Martin Marietta Materials, Inc.                        949            101,571
   Florida Rock Industries, Inc.                        1,430             80,395
                                                                 ---------------

TOTAL CONSTRUCTION MATERIALS                                             181,966
                                                                 ---------------
   METALS & MINING 0.3%
   Worthington Industries, Inc.+                        4,970             99,698
   Steel Dynamics, Inc.+                                  930             52,759
                                                                 ---------------

TOTAL METALS & MINING                                                    152,457
                                                                 ---------------

TOTAL MATERIALS                                                        1,480,562
                                                                 ---------------
CONSUMER STAPLES 1.3%
   BEVERAGES 0.5%
   PepsiAmericas, Inc.                                 11,260            275,307
                                                                 ---------------

TOTAL BEVERAGES                                                          275,307
                                                                 ---------------
   FOOD PRODUCTS 0.4%
   Hormel Foods Corp.                                   6,650            224,770
                                                                 ---------------

TOTAL FOOD PRODUCTS                                                      224,770
                                                                 ---------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY MEDIUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   HOUSEHOLD PRODUCTS 0.4%
   Energizer Holdings, Inc.*                           3,090   $        163,770
   Church & Dwight Co., Inc.                             530             19,568
                                                                ---------------

TOTAL HOUSEHOLD PRODUCTS                                                183,338
                                                                ---------------

TOTAL CONSUMER STAPLES                                                  683,415
                                                                ---------------
TELECOMMUNICATION SERVICES 0.5%
   WIRELESS TELECOMMUNICATION SERVICES 0.5%
   Telephone & Data Systems, Inc.                      5,980            235,851
                                                                ---------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               235,851
                                                                ---------------

TOTAL TELECOMMUNICATION SERVICES                                        235,851
                                                                ---------------

TOTAL COMMON STOCKS
   (Cost $30,998,358)                                                35,155,158
                                                                ---------------

                                                        FACE
                                                      AMOUNT
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 1.9%
Freddie Mac***
   4.64% due 04/11/06                         $    1,000,000            998,969
                                                                ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $998,969)                                                      998,969
                                                                ---------------

REPURCHASE AGREEMENTS 26.0%
Collateralized by U.S. Treasury
Obligations

UBS Financial Services, Inc. at
  4.53% due 04/03/06                               3,072,992          3,072,992
Credit Suisse at
  4.50% due 04/03/06                               1,930,616          1,930,616
Lehman Brothers, Inc. at
  4.40% due 04/03/06                               2,516,920          2,516,920
Morgan Stanley at
  4.40% due 04/03/06                               3,072,992          3,072,992

                                                        FACE             MARKET
                                                      AMOUNT              VALUE
-------------------------------------------------------------------------------
Citigroup, Inc. at                            $    3,072,992    $     3,072,992
  4.15% due 04/03/06                                            ---------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $13,666,512)                                                13,666,512
                                                                ---------------
SECURITIES LENDING COLLATERAL 13.7%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S.
       Bank                                        7,216,431          7,216,431
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $7,216,431)                                                     7,216,431
                                                                ---------------
TOTAL INVESTMENTS 108.3%
   (Cost $52,880,270)                                           $    57,037,070
                                                                ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (8.3)%                                                       $    (4,358,841)
                                                                ---------------
NET ASSETS - 100.0%                                             $    52,678,229

                                                                     UNREALIZED
                                                   CONTRACTS               GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2006 S&P MidCap 400 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $14,367,600)                                180    $       422,769
                                                                ---------------

                                                       UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
May 2006 S&P MidCap 400 Index Swap,
Maturing 05/21/06**
   (Notional Market Value $29,305,548)                36,997    $       283,328
                                                                ---------------

*     Non-Income Producing Security.

** Price Return based on S&P MidCap 400 Index +/- financing at a variable rate.

*** The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

+     All or a portion of this security is on loan at March 31, 2006

--------------------------------------------------------------------------------

VARIABLE ANNUITY INVERSE MID-CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                        FACE             MARKET
                                                      AMOUNT              VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  34.3%
Federal Farm Credit Bank*
   4.58% due 04/03/06                         $      400,000     $      400,000
Federal Home Loan Bank*
   4.53% due 04/03/06                                200,000            200,000
Freddie Mac*
   4.61% due 04/11/06                                200,000            199,795
                                                                 --------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $799,795)                                                      799,795
                                                                 --------------
REPURCHASE AGREEMENTS 46.9%
Collateralized by U.S. Treasury
Obligations

UBS Financial Services, Inc. at
  4.53% due 04/03/06                          $      226,505            226,505
Credit Suisse at
  4.50% due 04/03/06                                 231,403            231,403
Lehman Brothers, Inc. at 4.40% due
  04/03/06                                           185,518            185,518
Morgan Stanley at
  4.40% due 04/03/06                                 226,505            226,505
Citigroup, Inc. at
  4.15% due 04/03/06                                 226,505            226,505
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $1,096,436)                                                  1,096,436
                                                                 --------------

TOTAL INVESTMENTS 81.2%
   (Cost $1,896,231)                                             $    1,896,231
                                                                 --------------
OTHER ASSETS IN EXCESS OF LIABILITIES -
   18.8%                                                         $      439,605
                                                                 --------------
NET ASSETS - 100.0%                                              $    2,335,836
-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                   CONTRACTS              LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2006 S&P MidCap 400 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $957,840)                                     12     $      (9,561)
                                                                 --------------

                                                                     UNREALIZED
                                                       UNITS               GAIN
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
May 2006 S&P MidCap 400 Index Swap,
maturing 05/24/06**
   (Notional Market Value $1,448,823)                  1,829     $        4,845
                                                                 --------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

** Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

--------------------------------------------------------------------------------

VARIABLE ANNUITY MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS  67.0%
FINANCIALS 13.5%
   REAL ESTATE 4.5%
   Jones Lang LaSalle, Inc.                            3,410     $      261,001
   Kilroy Realty Corp.+                                3,030            234,098
   Alexandria Real Estate Equities,
       Inc.                                            2,350            224,025
   Taubman Centers, Inc.                               4,590            191,265
   Highwoods Properties, Inc.                          5,650            190,575
   Nationwide Health Properties, Inc.                  7,770            167,055
   Commercial Net Lease Realty+                        6,990            162,867
   Corporate Office Properties Trust
       SBI/MD                                          3,260            149,112
   Pennsylvania Real Estate
       Investment Trust                                3,310            145,640
   Longview Fibre Co.                                  5,380            139,019
   Tanger Factory Outlet Centers,
       Inc.                                            3,830            131,790
   Redwood Trust, Inc.+                                2,940            127,361
   Senior Housing Properties Trust                     6,290            113,849
   Eastgroup Properties, Inc.                          2,380            112,907
   Trammell Crow Co.*                                  3,150            112,329
   Mid-America Apartment
       Communities, Inc.+                              1,990            108,953
   Equity Lifestyle Properties, Inc.+                  2,190            108,953
   Strategic Hotel Capital, Inc.                       4,610            107,321
   Entertainment Properties Trust                      2,450            102,851
   Spirit Finance Corp.                                8,380            102,236
   FelCor Lodging Trust, Inc.                          4,790            101,069
   Sunstone Hotel Investors, Inc.                      3,320             96,180
   Equity Inns, Inc.                                   5,785             93,717
   Innkeepers USA Trust                                4,490             76,106
   Arbor Realty Trust, Inc.                            2,720             73,413
   Fieldstone Investment Corp.                         6,160             72,688
   Digital Realty Trust, Inc.                          2,370             66,763
   National Health Investors, Inc.                     2,450             62,230
   MFA Mortgage Investments, Inc.                      8,660             54,991
   Luminent Mortgage Capital, Inc.                     4,410             35,765
                                                                 --------------

TOTAL REAL ESTATE                                                     3,726,129
                                                                 --------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   BANKS 4.4%
   First Midwest Bancorp, Inc./IL                      4,790     $      175,170
   Greater Bay Bancorp                                 6,252            173,430
   SVB Financial Group*+                               3,250            172,412
   United Bankshares, Inc.                             4,230            161,882
   Wintrust Financial Corp.                            2,700            157,059
   Chittenden Corp.                                    4,870            141,084
   FNB Corp.                                           8,030            137,313
   Westamerica Bancorporation                          2,580            133,954
   Umpqua Holding Corp.+                               4,670            133,095
   Glacier Bancorp, Inc.                               4,040            125,442
   UCBH Holdings, Inc.+                                6,560            124,115
   Central Pacific Financial Corp.                     3,180            116,770
   Provident Bankshares Corp.                          3,190            116,275
   UMB Financial Corp.                                 1,633            114,686
   First Bancorp Puerto Rico+                          9,240            114,206
   Gold Banc Corp., Inc.                               6,130            112,302
   TrustCo Bank Corp./NY+                              8,710            106,001
   First Citizens BancShares, Inc. --
       Class A                                           540            104,220
   Community Bank System, Inc.                         4,630            103,388
   Republic Bancorp, Inc./MI                           8,100             97,524
   Sterling Financial Corp./WA+                        3,110             90,190
   First Community Bancorp/CA                          1,540             88,796
   Hanmi Financial Corp.                               4,770             86,146
   First Republic Bank                                 2,260             85,473
   PrivateBancorp, Inc.+                               1,990             82,565
   MB Financial Corp.                                  2,310             81,774
   Citizens Banking Corp./MI+                          2,960             79,476
   Prosperity Bancshares, Inc.                         2,280             68,879
   Center Financial Corp.                              2,340             56,698
   City Holding Co.                                    1,470             54,081
   Capitol Bancorp, Ltd.                               1,080             50,490
   First Financial Bancorp                             2,650             44,096
   Community Trust Bancorp, Inc.                       1,230             41,697
   Oriental Financial Group                            2,730             39,449
   First State Bancorporation/NM                       1,230             32,669
   Union Bankshares Corp.                                690             31,540
   Nara Bancorp, Inc.                                  1,650             28,958
                                                                 --------------

TOTAL BANKS                                                           3,663,305
                                                                 --------------
   INSURANCE 1.6%
   Covanta Holding Corp.*                             11,320            188,705
   ProAssurance Corp.*                                 2,940            152,880
   Ohio Casualty Corp.                                 4,510            142,967

--------------------------------------------------------------------------------

VARIABLE ANNUITY MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Selective Insurance Group, Inc.                     2,570     $      136,210
   RLI Corp.                                           2,360            135,228
   LandAmerica Financial Group, Inc.+                  1,930            130,951
   Zenith National Insurance Corp.+                    2,680            128,988
   Stewart Information Services
       Corp.+                                          2,440            114,875
   Argonaut Group, Inc.*                               2,750             97,763
   American Physicians Capital, Inc.*                  1,540             73,920
   Safety Insurance Group, Inc.                        1,540             70,316
                                                                 --------------

TOTAL INSURANCE                                                       1,372,803
                                                                 --------------
   THRIFTS & MORTGAGE FINANCE 1.3%
   Corus Bankshares, Inc.+                             1,950            115,908
   FirstFed Financial Corp.*+                          1,720            102,873
   BankAtlantic Bancorp, Inc. --
       Class A                                         6,940             99,867
   Doral Financial Corp.                               8,050             92,977
   MAF Bancorp, Inc.                                   2,080             91,042
   Harbor Florida Bancshares, Inc.                     2,170             82,178
   Flagstar Bancorp, Inc.+                             4,390             66,289
   Kearny Financial Corp.+                             4,600             63,158
   Anchor BanCorp Wisconsin, Inc.                      2,040             61,832
   Federal Agricultural Mortgage
       Corp.                                           1,840             54,133
   PFF Bancorp, Inc.                                   1,580             53,262
   TierOne Corp.                                       1,470             49,906
   Franklin Bank Corp./Houston TX*+                    2,300             44,229
   R&G Financial Corp. -- Class B+                     2,930             37,094
   W Holding Co., Inc.                                 4,160             32,739
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                      1,047,487
                                                                 --------------
   CAPITAL MARKETS 0.6%
   Investment Technology Group, Inc.*                  3,340            166,332
   Calamos Asset Management, Inc. --
       Class A                                         3,270            122,298
   Greenhill & Co., Inc.+                              1,500             99,165
   LaBranche & Co., Inc.*+                             5,670             89,643

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   GAMCO Investors, Inc. -- Class A                      750     $       29,962
                                                                 --------------

TOTAL CAPITAL MARKETS                                                   507,400
                                                                 --------------
   DIVERSIFIED FINANCIALS 0.6%
   NYSE Group, Inc.*+                                  2,306            182,750
   Nasdaq Stock Market, Inc.*+                         3,880            155,355
   Portfolio Recovery Associates,
       Inc.*                                           1,620             75,865
   Financial Federal Corp.                             2,390             70,027
                                                                 --------------

TOTAL DIVERSIFIED FINANCIALS                                            483,997
                                                                 --------------
   CONSUMER FINANCE 0.5%
   Cash America International, Inc.                    3,070             92,162
   CompuCredit Corp.*+                                 2,340             86,136
   Asta Funding, Inc.+                                 2,170             72,174
   World Acceptance Corp.*                             2,290             62,746
   ACE Cash Express, Inc.*                             1,970             49,033
   Advance America Cash Advance
       Centers, Inc.                                   2,540             36,525
                                                                 --------------

TOTAL CONSUMER FINANCE                                                  398,776
                                                                 --------------

TOTAL FINANCIALS                                                     11,199,897
                                                                 --------------
INFORMATION TECHNOLOGY 12.9%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.4%
   OmniVision Technologies, Inc.*                      6,410            193,582
   Microsemi Corp.*                                    5,920            172,331
   Rambus, Inc.*                                       4,190            164,835
   Varian Semiconductor Equipment
       Associates, Inc.*                               5,815            163,285
   Cymer, Inc.*+                                       3,290            149,498
   ON Semiconductor Corp.*+                           17,370            126,106
   Semtech Corp.*                                      6,690            119,684
   MKS Instruments, Inc.*                              4,690            109,887
   Photronics, Inc.*+                                  5,680            106,557
   Trident Microsystems, Inc.*+                        3,300             95,898
   Cabot Microelectronics Corp.*+                      2,580             95,718
   Silicon Image, Inc.*+                               9,260             95,471
   Micrel, Inc.*                                       5,660             83,881
   Cirrus Logic, Inc.*                                 8,950             75,896
   ATMI, Inc.*                                         2,310             69,762

--------------------------------------------------------------------------------

VARIABLE ANNUITY MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Diodes, Inc.*                                       1,610     $       66,815
   Silicon Laboratories, Inc.*+                        1,200             65,940
   ADE Corp.*                                          2,130             65,221
   Kopin Corp.*                                       12,930             64,779
   Genesis Microchip, Inc.*+                           3,710             63,218
   Sigmatel, Inc.*+                                    6,030             52,702
   RF Micro Devices, Inc.*+                            6,065             52,462
   Cypress Semiconductor Corp.*                        3,090             52,375
   Veeco Instruments, Inc.*                            2,160             50,436
   Power Integrations, Inc.*                           1,850             45,843
   Atmel Corp.*                                        9,190             43,377
   Sirf Technology Holdings, Inc.*+                    1,180             41,784
   IXYS Corp.*                                         4,260             39,277
   Skyworks Solutions, Inc.*                           5,300             35,987
   Portalplayer, Inc.*+                                1,600             35,568
   Netlogic Microsystems, Inc.*+                         850             35,028
   Tessera Technologies, Inc.*                         1,050             33,684
   Conexant Systems, Inc.*                             8,610             29,705
   LTX Corp.*                                          5,170             27,918
   Integrated Device Technology,
       Inc.*                                           1,770             26,302
   MIPS Technology, Inc.*                              3,210             23,947
   Credence Systems Corp.*                             3,129             22,967
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         2,797,726
                                                                 --------------
   INTERNET SOFTWARE & SERVICES 1.8%
   Openwave Systems, Inc.*+                            7,210            155,592
   Websense, Inc.*                                     5,080            140,106
   ValueClick, Inc.*+                                  7,750            131,130
   Digitas, Inc.*+                                     8,600            123,840
   j2 Global Communications, Inc.*+                    2,520            118,440
   EarthLink, Inc.*                                   12,290            117,369
   aQuantive, Inc.*+                                   4,970            116,994
   United Online, Inc.                                 7,910            101,723
   InfoSpace, Inc.*                                    3,440             96,148
   Digital River, Inc.*+                               2,090             91,145
   Digital Insight Corp.*                              2,390             86,996
   Bankrate, Inc.*+                                    1,970             85,813
   Sonicwall, Inc.*+                                  11,240             79,692
   Click Commerce, Inc.*+                              1,760             42,134
                                                                 --------------

TOTAL INTERNET SOFTWARE & SERVICES                                    1,487,122
                                                                 --------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   SOFTWARE 1.7%
   Micros Systems, Inc.*+                              3,450    $       158,941
   Macrovision Corp.*                                  6,530            144,639
   Ansys, Inc.*                                        2,460            133,209
   Informatica Corp.*                                  7,870            122,379
   Transaction Systems Architects,
       Inc. -- Class A*                                3,600            112,356
   Internet Security Systems, Inc.*                    3,570             85,609
   SPSS, Inc.*                                         2,570             81,366
   THQ, Inc.*                                          2,940             76,117
   Advent Software, Inc.*                              2,620             74,460
   Quality Systems, Inc.                               1,900             62,890
   Epicor Software Corp.*                              4,370             58,689
   Progress Software Corp.*                            1,800             52,362
   Secure Computing Corp.*                             3,790             43,737
   Blackboard, Inc.*                                   1,510             42,899
   RSA Security, Inc.*                                 2,155             38,661
   TIBCO Software, Inc.*                               4,250             35,530
   InterVoice, Inc.*                                   3,330             28,671
   Kronos, Inc./MA*                                      740             27,669
   Filenet Corp.*                                      1,000             27,020
   Intervideo, Inc.*                                   2,150             23,349
   Vasco Data Security
       International*+                                 2,500             20,450
                                                                 --------------

TOTAL SOFTWARE                                                        1,451,003
                                                                 --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.7%
   Benchmark Electronics, Inc.*                        3,740            143,429
   Itron, Inc.*                                        2,210            132,268
   Plexus Corp.*                                       3,310            124,357
   Coherent, Inc.*                                     3,450            121,129
   Brightpoint, Inc.*                                  3,845            119,426
   Rofin-Sinar Technologies, Inc.*                     1,850            100,140
   Global Imaging Systems, Inc.*+                      2,460             93,431
   Electro Scientific Industries,
       Inc.*                                           4,000             88,520
   Agilsys, Inc.                                       5,660             85,240
   MTS Systems Corp.                                   1,890             79,059
   LoJack Corp.*+                                      3,280             78,654
   Metrologic Instruments, Inc.*                       2,270             52,505
   TTM Technologies, Inc.*                             3,310             47,962
   CTS Corp.                                           3,050             40,809
   Checkpoint Systems, Inc.*                           1,500             40,320

--------------------------------------------------------------------------------

VARIABLE ANNUITY MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Littelfuse, Inc.*                                     960     $       32,765
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              1,380,014
                                                                 --------------
   COMMUNICATIONS EQUIPMENT 1.6%
   ADTRAN, Inc.+                                       7,290            190,852
   CommScope, Inc.*+                                   5,730            163,592
   Ixia*+                                              6,440             91,834
   Netgear, Inc.*                                      4,710             89,537
   Belden CDT, Inc.                                    3,280             89,314
   Black Box Corp.                                     1,820             87,451
   Sycamore Networks, Inc.*                           16,760             78,772
   Comtech Telecommunications Corp.*+                  2,280             66,508
   Powerwave Technologies, Inc.*+                      4,740             63,943
   Redback Networks, Inc.*+                            2,700             58,563
   Extreme Networks, Inc.*                            11,030             55,371
   Safenet, Inc.*                                      2,040             54,019
   Superior Essex, Inc.*                               1,430             36,379
   Arris Group, Inc.*+                                 2,470             33,987
   Symmetricom, Inc.*                                  3,860             33,003
   Avocent Corp.*                                        928             29,455
   Interdigital Communications Corp.*                  1,090             26,727
   Blue Coat Systems, Inc.*                            1,150             25,001
   Westell Technologies, Inc. --
       Class A*+                                       5,770             23,484
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                        1,297,792
                                                                 --------------
   COMPUTERS & PERIPHERALS 1.4%
   Palm, Inc.*+                                        9,710            224,884
   Brocade Communications Systems,
       Inc.*+                                         27,470            183,500
   Emulex Corp.*                                       9,960            170,216
   Imation Corp.                                       3,540            151,901
   Komag, Inc.*+                                       3,170            150,892
   Intergraph Corp.*                                   2,630            109,566
   McData Corp. -- Class A*+                          14,500             66,990
   Synaptics, Inc.*                                    2,460             54,095
   Intermec, Inc.*+                                    1,670             50,952
   Gateway, Inc.*                                     12,270             26,871
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                         1,189,867
                                                                 --------------
   IT CONSULTING & SERVICES 1.3%
   MoneyGram International, Inc.                       7,850            241,152
   MPS Group, Inc.*                                   10,900            166,770

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Perot Systems Corp. -- Class A*                     9,680    $       150,621
   CSG Systems International, Inc.*                    4,600            106,996
   Talx Corp.                                          2,830             80,598
   MAXIMUS, Inc.                                       2,010             72,320
   Infocrossing, Inc.*+                                4,090             49,284
   Acxiom Corp.                                        1,780             45,995
   Sykes Enterprises, Inc.*                            3,090             43,816
   Intrado, Inc.*                                      1,470             38,191
   Mantech International Corp. --
       Class A*+                                         920             30,562
   infoUSA, Inc. -- Class B*                           2,300             29,854
   iPayment Holdings, Inc.*                              650             27,853
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                        1,084,012
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                         10,687,536
                                                                 --------------
INDUSTRIALS 10.7%
   MACHINERY 2.7%
   JLG Industries, Inc.+                               7,450            229,385
   Kennametal, Inc.+                                   3,430            209,710
   Crane Co.                                           4,710            193,157
   Gardner Denver, Inc.*                               2,640            172,128
   Lincoln Electric Holdings, Inc.                     2,890            156,031
   Wabtec Corp.                                        4,270            139,202
   Albany International Corp. --
       Class A                                         3,290            125,316
   Kaydon Corp.+                                       2,970            119,869
   Manitowoc Co., Inc.+                                1,270            115,761
   Wabash National Corp.                               4,840             95,590
   EnPro Industries, Inc.*                             2,600             89,180
   American Science & Engineering,
       Inc.*+                                            830             77,522
   Barnes Group, Inc.+                                 1,820             73,710
   Trinity Industries, Inc.                            1,270             69,075
   Cascade Corp.+                                      1,290             68,177
   Valmont Industries, Inc.                            1,430             60,117
   Gehl Co.*                                           1,470             48,686
   Astec Industries, Inc.*                             1,270             45,593
   Dynamic Materials Corp.                             1,190             42,412
   Watts Industries, Inc. -- Class A                     930             33,796
   Flowserve Corp.*                                      540             31,504
   ESCO Technologies, Inc.*                              550             27,858

--------------------------------------------------------------------------------

VARIABLE ANNUITY MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Titan International, Inc.                           1,611     $       27,806
                                                                 --------------

TOTAL MACHINERY                                                       2,251,585
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES 2.1%
   Waste Connections, Inc.*+                           4,930            196,263
   United Stationers, Inc.*                            3,586            190,417
   Brady Corp. -- Class A+                             4,300            161,078
   Labor Ready, Inc.*+                                 5,750            137,712
   FTI Consulting, Inc.*                               4,390            125,247
   Mine Safety Appliances Co.                          2,600            109,200
   Korn/Ferry International, Inc.*                     5,050            102,969
   Administaff, Inc.+                                  1,860            101,110
   Advisory Board Co.*+                                1,760             98,155
   John H. Harland Co.                                 2,480             97,464
   Resources Connection, Inc.*                         3,112             77,520
   NCO Group, Inc.*                                    3,070             72,913
   CRA International, Inc.*                            1,160             57,142
   Sourcecorp, Inc.*                                   2,090             50,390
   Rollins, Inc.                                       2,060             41,694
   Mobile Mini, Inc.*+                                 1,150             35,558
   School Specialty, Inc.*                               960             33,120
   Hudson Highland Group, Inc.*                        1,660             31,440
   Teletech Holdings, Inc.*                            2,170             24,109
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,743,501
                                                                 --------------
   AEROSPACE & DEFENSE 1.2%
   DRS Technologies, Inc.+                             4,020            220,577
   BE Aerospace, Inc.*+                                7,760            194,931
   Teledyne Technologies, Inc.*                        3,290            117,124
   Moog, Inc. -- Class A*                              3,290            116,762
   Aviall, Inc.*+                                      3,020            115,002
   Triumph Group, Inc.*                                2,250             99,585
   United Industrial Corp./NY+                         1,010             61,539
   Esterline Technologies Corp.*                         980             41,895
   Innovative Solutions & Support,
       Inc.*                                           2,790             36,270
   Essex Corp.*                                        1,390             30,608
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                             1,034,293
                                                                 --------------
   ELECTRICAL EQUIPMENT 1.0%
   Genlyte Group, Inc.*                                2,550            173,757
   General Cable Corp.*                                3,836            116,346
   Regal-Beloit Corp.+                                 2,700            114,129
   Acuity Brands, Inc.                                 2,780            111,200
   A.O. Smith Corp.+                                   1,760             92,928

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Woodward Governor Co.                               2,760    $        91,770
   LSI Industries, Inc.                                4,190             71,397
   II-Vi, Inc.*                                        3,310             59,878
                                                                 --------------

TOTAL ELECTRICAL EQUIPMENT                                              831,405
                                                                 --------------
   BUILDING PRODUCTS 0.8%
   Lennox International, Inc.                          6,290            187,819
   NCI Building Systems, Inc.*+                        2,180            130,299
   Universal Forest Products, Inc.                     1,810            114,917
   Simpson Manufacturing Co., Inc.                     2,580            111,714
   ElkCorp+                                            2,430             82,012
                                                                 --------------

TOTAL BUILDING PRODUCTS                                                 626,761
                                                                 --------------
   TRADING COMPANIES & DISTRIBUTORS 0.7%
   Watsco, Inc.                                        2,470            175,494
   GATX Corp.+                                         3,970            163,921
   UAP Holding Corp.                                   4,290             92,235
   Beacon Roofing Supply, Inc.*+                       1,760             71,527
   WESCO International, Inc.*                            730             49,647
   Applied Industrial Technologies,
       Inc.                                            1,040             46,384
                                                                 --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  599,208
                                                                 --------------
   AIRLINES 0.6%
   SkyWest, Inc.+                                      5,240            153,375
   AirTran Holdings, Inc.*+                            7,647            138,487
   Alaska Air Group, Inc.*+                            3,030            107,414
   Mesa Air Group, Inc.*                               4,900             56,056
                                                                 --------------

TOTAL AIRLINES                                                          455,332
                                                                 --------------
   CONSTRUCTION & ENGINEERING 0.5%
   EMCOR Group, Inc.*                                  3,230            160,402
   Granite Construction, Inc.                          2,620            127,542
   URS Corp.*                                          1,950             78,487
   Shaw Group, Inc.*+                                  2,510             76,304
                                                                 --------------

TOTAL CONSTRUCTION & ENGINEERING                                        442,735
                                                                 --------------
   AIR FREIGHT & COURIERS 0.4%
   Pacer International, Inc.                           4,060            132,681
   EGL, Inc.*                                          2,440            109,800

-------------------------------------------------------------------------------

VARIABLE ANNUITY MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   HUB Group, Inc. -- Class A*                         1,760     $       80,221
   Forward Air Corp.                                     750             27,967
                                                                 --------------

TOTAL AIR FREIGHT & COURIERS                                            350,669
                                                                 --------------
   ROAD & RAIL 0.4%
   Kansas City Southern*+                              7,710            190,437
   Arkansas Best Corp.+                                3,450            134,964
                                                                 --------------

TOTAL ROAD & RAIL                                                       325,401
                                                                 --------------
   INDUSTRIAL CONGLOMERATES 0.3%
   Walter Industries, Inc.                             3,270            217,847
                                                                 --------------

TOTAL INDUSTRIAL CONGLOMERATES                                          217,847
                                                                 --------------

TOTAL INDUSTRIALS                                                     8,878,737
                                                                 --------------
CONSUMER DISCRETIONARY 9.5%
   SPECIALTY RETAIL 2.5%
   Charming Shoppes, Inc.*+                           13,370            198,812
   Payless Shoesource, Inc.*                           7,067            161,764
   Dress Barn, Inc.*+                                  2,730            130,903
   Children's Place Retail Stores,
       Inc.*+                                          2,210            127,959
   Tractor Supply Co.*                                 1,890            125,383
   Sports Authority, Inc.*                             3,270            120,663
   Too, Inc.*                                          3,360            115,416
   Group 1 Automotive, Inc.                            2,210            105,063
   Cato Corp. -- Class A                               4,200            100,212
   Guess ?, Inc.*                                      2,520             98,557
   Pantry, Inc.*                                       1,560             97,328
   Hibbett Sporting Goods, Inc.*                       2,860             94,351
   Genesco, Inc.*+                                     2,360             91,780
   Sonic Automotive, Inc.                              3,080             85,501
   CSK Auto Corp.*                                     5,850             81,140
   Talbots, Inc.                                       2,800             75,236
   Regis Corp.                                         1,900             65,512
   Select Comfort Corp.*+                              1,540             60,907
   Buckle, Inc.                                        1,050             42,998
   Cache, Inc.*                                        2,050             37,597
   Stein Mart, Inc.                                    2,140             37,279
   Guitar Center, Inc.*+                                 590             28,143
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                2,082,504
                                                                 --------------
   HOTELS, RESTAURANTS & LEISURE 1.6%
   Ruby Tuesday, Inc.+                                 4,820            154,626
   Jack in the Box, Inc.*                              3,460            150,510

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   CEC Entertainment, Inc.*+                           4,340    $       145,911
   CKE Restaurants, Inc.+                              6,880            119,712
   Domino's Pizza, Inc.                                3,880            110,774
   Landry's Restaurants, Inc.                          2,659             93,942
   Ameristar Casinos, Inc.                             3,540             91,297
   Vail Resorts, Inc.*+                                2,370             90,581
   Speedway Motorsports, Inc.                          1,830             69,924
   Steak n Shake Co.*                                  2,840             59,924
   Papa John's International, Inc.*                    1,780             58,402
   Bluegreen Corp.*                                    4,370             57,771
   Krispy Kreme Doughnuts, Inc.*+                      5,699             51,177
   Multimedia Games, Inc.*+                            2,770             41,218
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                   1,295,769
                                                                 --------------
   MEDIA 1.3%
   Valassis Communications, Inc.*+                     5,260            154,486
   Catalina Marketing Corp.+                           5,220            120,582
   Entercom Communications Corp.                       4,290            119,777
   Reader's Digest Association, Inc.                   7,360            108,560
   Scholastic Corp.*                                   3,470             92,857
   Emmis Communications Corp. --
       Class A*                                        5,430             86,880
   RCN Corp.*                                          2,560             66,304
   Playboy Enterprises, Inc. --
       Class B*+                                       4,260             60,492
   Journal Register Co.                                4,720             57,490
   Lin TV Corp. -- Class A*                            5,730             51,570
   ProQuest Co.*                                       2,080             44,491
   Sinclair Broadcast Group, Inc. --
       Class A                                         5,130             41,810
   Cumulus Media, Inc. -- Class A*+                    3,630             40,874
   Citadel Broadcasting Corp.+                         3,670             40,700
   Gemstar-TV Guide International,
       Inc.*+                                          8,500             26,265
                                                                 --------------

TOTAL MEDIA                                                           1,113,138
                                                                 --------------
   HOUSEHOLD DURABLES 1.3%
   Ethan Allen Interiors, Inc.+                        3,520            147,911
   Jarden Corp.*+                                      4,310            141,584
   WCI Communities, Inc.*+                             4,780            132,980
   Yankee Candle Co., Inc.+                            4,300            117,691

--------------------------------------------------------------------------------

VARIABLE ANNUITY MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Furniture Brands International, Inc.+               4,440     $      108,824
   Interface, Inc. -- Class A*                         5,810             80,236
   Brookfield Homes Corp.+                             1,540             79,864
   La-Z-Boy, Inc.+                                     4,440             75,480
   Champion Enterprises, Inc.*+                        3,840             57,446
   Blount International, Inc.*                         3,130             50,424
   Technical Olympic USA, Inc.+                        2,070             42,125
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                              1,034,565
                                                                 --------------
   TEXTILES & APPAREL 0.8%
   Phillips-Van Heusen Corp.                           3,400            129,914
   Brown Shoe Co., Inc.                                2,400            125,952
   Carter's, Inc.*                                     1,670            112,708
   K-Swiss, Inc. -- Class A                            2,620             78,967
   Oxford Industries, Inc.+                            1,160             59,311
   Skechers U.S.A., Inc. -- Class A*                   1,830             45,622
   Wolverine World Wide, Inc.                          1,780             39,391
   Charles & Colvard Ltd.+                             2,610             28,266
   Russell Corp.                                       1,960             27,048
                                                                 --------------

TOTAL TEXTILES & APPAREL                                                647,179
                                                                 --------------
   INTERNET & CATALOG RETAIL 0.6%
   Coldwater Creek, Inc.*                              4,950            137,610
   Nutri/System, Inc.*+                                2,190            104,069
   Netflix, Inc.*+                                     3,120             90,449
   Stamps.com, Inc.*                                   1,880             66,289
   Priceline.com, Inc.*+                               2,480             61,603
                                                                 --------------

TOTAL INTERNET & CATALOG RETAIL                                         460,020
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES 0.4%
   DeVry, Inc.*+                                       7,240            164,855
   Sotheby's Holdings, Inc. --
       Class A*+                                       4,690            136,197
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    301,052
                                                                 --------------
   AUTO COMPONENTS 0.4%
   ArvinMeritor, Inc.+                                 6,400             95,424
   Modine Manufacturing Co.                            3,170             93,515
   LKQ Corp.*                                          3,240             67,424

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Drew Industries, Inc.*                              1,230    $        43,727
                                                                 --------------

TOTAL AUTO COMPONENTS                                                   300,090
                                                                 --------------
   LEISURE EQUIPMENT & PRODUCTS 0.2%
   RC2 Corp.*                                          1,910             76,037
   Jakks Pacific, Inc.*                                2,650             70,861
   Callaway Golf Co.                                   2,410             41,452
                                                                 --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      188,350
                                                                 --------------
   MULTILINE RETAIL 0.2%
   Tuesday Morning Corp.                               3,590             82,893
   99 Cents Only Stores*+                              2,700             36,612
   Conn's, Inc.*+                                      1,030             35,185
   Big Lots, Inc.*+                                    2,100             29,316
                                                                 --------------

TOTAL MULTILINE RETAIL                                                  184,006
                                                                 --------------
   DISTRIBUTORS 0.1%
   Building Material Holding Corp.+                    3,100            110,484
                                                                 --------------

TOTAL DISTRIBUTORS                                                      110,484
                                                                 --------------
   HEALTH CARE PROVIDERS & SERVICES 0.1%
   Alderwoods Group, Inc.*                             5,760            103,104
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  103,104
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                          7,820,261
                                                                 --------------
HEALTH CARE 8.6%
   HEALTH CARE EQUIPMENT & SUPPLIES 2.8%
   Intuitive Surgical, Inc.*+                          2,360            278,480
   Hologic, Inc.*+                                     3,650            202,027
   Sybron Dental Specialties, Inc.*                    4,870            200,839
   Steris Corp.                                        8,110            200,155
   Haemonetics Corp./MA*                               2,720            138,094
   DJ Orthopedics, Inc.*+                              3,020            120,075
   Mentor Corp.+                                       2,580            116,900
   West Pharmaceutical Services, Inc.                  3,280            113,882
   Bio--Rad Laboratories, Inc. --
       Class A*                                        1,580             98,513

--------------------------------------------------------------------------------

VARIABLE ANNUITY MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Palomar Medical Technologies,                       2,820     $       94,329
       Inc.*+
   Thoratec Corp.*                                     4,510             86,908
   Immucor, Inc.*                                      2,680             76,889
   Aspect Medical Systems, Inc.*                       2,800             76,832
   Lifecell Corp.*+                                    3,180             71,709
   Molecular Devices Corp.*                            2,120             70,299
   Conmed Corp.*                                       3,470             66,450
   Orasure Technologies, Inc.*+                        5,910             60,873
   ICU Medical, Inc.*                                  1,440             52,114
   Kyphon, Inc.*+                                      1,400             52,080
   Invacare Corp.                                      1,470             45,658
   Ventana Medical Systems, Inc.*                        760             31,745
   Neurometrix, Inc.*                                    790             30,763
   SurModics, Inc.*+                                     710             25,106
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                2,310,720
                                                                 --------------
   BIOTECHNOLOGY 2.7%
   Amylin Pharmaceuticals, Inc.*+                      5,420            265,309
   Vertex Pharmaceuticals, Inc.*+                      6,590            241,128
   Neurocrine Biosciences, Inc.*+                      3,300            212,982
   United Therapeutics Corp.*+                         2,800            185,584
   Alkermes, Inc.*+                                    8,180            180,369
   Cubist Pharmaceuticals, Inc.*                       6,380            146,549
   Exelixis, Inc.*                                    10,700            128,507
   Serologicals Corp.*+                                4,940            120,832
   Keryx Biopharmaceuticals, Inc.*                     5,030             96,123
   Myriad Genetics, Inc.*+                             3,580             93,402
   Myogen, Inc.*+                                      1,900             68,837
   Enzo Biochem, Inc.*+                                4,870             65,745
   Medarex, Inc.*+                                     4,890             64,646
   Pharmion Corp.*+                                    3,420             61,628
   Geron Corp.*+                                       7,020             58,336
   Albany Molecular Research, Inc.*+                   4,980             50,597
   Cambrex Corp.+                                      2,570             50,218
   Digene Corp.*                                       1,180             46,138
   Momenta Pharmaceuticals, Inc.*+                     1,980             38,927
   Martek Biosciences Corp.*+                            950             31,189
   Progenics Pharmaceuticals, Inc.*                      980             25,960

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Northfield Laboratories, Inc.*+                     2,240     $       22,400
                                                                 --------------

TOTAL BIOTECHNOLOGY                                                   2,255,406
                                                                 --------------
   HEALTH CARE PROVIDERS & SERVICES 2.0%
   Pediatrix Medical Group, Inc.*                      2,250            230,940
   Medicis Pharmaceutical Corp. --
       Class A                                         6,040            196,904
   United Surgical Partners
       International, Inc.*                            3,940            139,515
   LCA-Vision, Inc.                                    2,370            118,761
   Magellan Health Services, Inc.*+                    2,820            114,125
   American Retirement Corp.*                          4,030            103,249
   Ventiv Health, Inc.*                                2,950             97,999
   Per-Se Technologies, Inc.*                          3,230             86,112
   The Trizetto Group, Inc.*                           4,460             78,451
   Kindred Healthcare, Inc.*+                          2,990             75,199
   Genesis HealthCare Corp.*                           1,680             73,819
   HealthExtras, Inc.*                                 1,930             68,129
   Radiation Therapy Services, Inc.*+                  2,280             58,163
   Centene Corp.*+                                     1,690             49,297
   Healthways, Inc.*                                     860             43,808
   American Dental Partners, Inc.*                     2,510             33,885
   Odyssey HealthCare, Inc.*                           1,910             32,871
   Computer Programs & Systems, Inc.                     580             29,000
   Symbion, Inc.*                                      1,170             26,501
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                1,656,728
                                                                 --------------
   PHARMACEUTICALS 1.1%
   Andrx Corp.*                                        6,660            158,108
   Par Pharmaceutical Cos., Inc.*                      3,160             89,049
   MGI Pharma, Inc.*+                                  4,540             79,450
   KV Pharmaceutical Co.*+                             3,260             78,631
   First Horizon Pharmaceutical
       Corp.*                                          2,700             68,067
   CNS, Inc.                                           2,990             64,405
   Adams Respiratory Therapeutics,
       Inc.*                                           1,550             61,643
   New River Pharmaceuticals, Inc.*                    1,810             60,110
   Alpharma, Inc. -- Class A                           2,010             53,908

--------------------------------------------------------------------------------

VARIABLE ANNUITY MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Hi-Tech Pharmacal Co., Inc.*                        1,625     $       45,825
   Connetics Corp.*+                                   2,520             42,664
   SuperGen, Inc.*                                     6,760             38,397
   Bentley Pharmaceuticals, Inc.*+                     1,240             16,306
                                                                 --------------

TOTAL PHARMACEUTICALS                                                   856,563
                                                                 --------------

TOTAL HEALTH CARE                                                     7,079,417
                                                                 --------------
ENERGY 4.5%
   OIL & GAS 2.6%
   Frontier Oil Corp.+                                 4,720            280,132
   Cimarex Energy Co.+                                 6,180            267,347
   Holly Corp.                                         2,160            160,099
   Swift Energy Co.*+                                  3,500            131,110
   Giant Industries, Inc.*                             1,840            127,954
   St. Mary Land & Exploration Co.+                    3,020            123,307
   Petroleum Development Corp.*                        2,450            111,132
   KCS Energy, Inc.*                                   4,170            108,420
   Atlas America, Inc.*                                2,249            107,525
   Berry Petroleum Co. -- Class A                      1,470            100,621
   Cabot Oil & Gas Corp.                               2,090            100,174
   Penn Virginia Corp.                                 1,130             80,230
   TransMontaigne, Inc.*                               8,010             78,578
   Harvest Natural Resources, Inc.*+                   7,820             76,010
   Alon USA Energy, Inc.                               2,200             54,164
   Parallel Petroleum Corp.*                           2,550             47,047
   W&T Offshore, Inc.+                                 1,030             41,519
   ATP Oil & Gas Corp.*+                                 940             41,275
   USEC, Inc.+                                         2,660             32,053
   Cheniere Energy, Inc.*+                               789             32,010
   Foundation Coal Holdings, Inc.+                       670             27,564
                                                                 --------------

TOTAL OIL & GAS                                                       2,128,271
                                                                 --------------
   ENERGY EQUIPMENT & SERVICES 1.9%
   Maverick Tube Corp.*+                               3,890            206,131
   Lone Star Technologies, Inc.*                       3,010            166,784
   Helix Energy Solutions Group,
       Inc.*+                                          4,360            165,244
   Global Industries, Ltd.*                           10,860            157,361
   Grey Wolf, Inc.*+                                  17,370            129,233
   NS Group, Inc.*+                                    2,340            107,710

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Superior Energy Services, Inc.*+                    3,860    $       103,409
   Hydril Co.*                                         1,270             98,997
   Todco -- Class A                                    2,470             97,343
   Parker Drilling Co.*                               10,080             93,442
   Lufkin Industries, Inc.                             1,290             71,518
   GulfMark Offshore, Inc.*                            2,050             56,990
   Hornbeck Offshore Services, Inc.*                   1,520             54,826
   Pioneer Drilling Co.*                               2,600             42,718
   Veritas DGC, Inc.*+                                   930             42,213
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                     1,593,919
                                                                 --------------

TOTAL ENERGY                                                          3,722,190
                                                                 --------------
MATERIALS 3.4%
   METALS & MINING 1.8%
   Reliance Steel & Aluminum Co.                       2,730            256,402
   Commercial Metals Co.                               4,040            216,100
   Quanex Corp.                                        2,930            195,226
   Aleris International, Inc.*+                        3,720            178,820
   Cleveland-Cliffs, Inc.+                             1,990            173,369
   Carpenter Technology Corp.                          1,810            171,081
   Century Aluminum Co.*                               2,350             99,757
   Titanium Metals Corp.*                              1,770             85,933
   Ryerson Tull, Inc.+                                 2,650             70,914
   AK Steel Holding Corp.*                             3,350             50,250
   Coeur d'Alene Mines Corp.*+                         5,210             34,178
                                                                 --------------

TOTAL METALS & MINING                                                 1,532,030
                                                                 --------------
   CONSTRUCTION MATERIALS 0.8%
   Eagle Materials, Inc.+                              4,740            302,222
   Headwaters, Inc.*+                                  4,340            172,689
   Texas Industries, Inc.+                             2,710            163,928
                                                                 --------------

TOTAL CONSTRUCTION MATERIALS                                            638,839
                                                                 --------------
   CHEMICALS 0.6%
   Olin Corp.                                          6,450            138,481
   Westlake Chemical Corp.                             2,190             75,664
   Senomyx, Inc.*                                      4,450             73,247
   Pioneer Cos., Inc.*                                 2,350             71,675
   Terra Industries, Inc.*+                            9,770             68,879

--------------------------------------------------------------------------------

VARIABLE ANNUITY MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Ferro Corp.                                         2,540     $       50,800
                                                                 --------------

TOTAL CHEMICALS                                                         478,746
                                                                 --------------
   CONTAINERS & PACKAGING 0.2%
   Silgan Holdings, Inc.+                              2,720            109,263
   Greif, Inc. -- Class A                                860             58,841
                                                                 --------------

TOTAL CONTAINERS & PACKAGING                                            168,104
                                                                 --------------

TOTAL MATERIALS                                                       2,817,719
                                                                 --------------
CONSUMER STAPLES 1.6%
   FOOD PRODUCTS 0.6%
   Flowers Foods, Inc.                                 4,550            135,135
   Ralcorp Holdings, Inc.*                             2,700            102,735
   Seaboard Corp.+                                        60             95,640
   Chiquita Brands International,
       Inc.+                                           4,390             73,621
   Hain Celestial Group, Inc.*                         1,970             51,594
   Gold Kist, Inc.*                                    3,720             47,021
                                                                 --------------

TOTAL FOOD PRODUCTS                                                     505,746
                                                                 --------------
   FOOD & DRUG RETAILING 0.3%
   Longs Drug Stores Corp.                             3,244            150,132
   Great Atlantic & Pacific Tea Co.*                   1,840             64,271
   Performance Food Group Co.*                           980             30,566
   Pathmark Stores, Inc.*                              2,660             27,824
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                             272,793
                                                                 --------------
   BEVERAGES 0.2%
   Hansen Natural Corp.*                               1,380            173,949
                                                                 --------------

TOTAL BEVERAGES                                                         173,949
                                                                 --------------
   PERSONAL PRODUCTS 0.2%
   Playtex Products, Inc.*                             7,580             79,363
   Chattem, Inc.*                                      1,620             60,993
   USANA Health Sciences, Inc.*+                         710             29,621
                                                                 --------------

TOTAL PERSONAL PRODUCTS                                                 169,977
                                                                 --------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   HOUSEHOLD PRODUCTS 0.2%
   Central Garden and Pet Co.*                         2,350     $      124,879
                                                                 --------------

TOTAL HOUSEHOLD PRODUCTS                                                124,879
                                                                 --------------
   TOBACCO 0.1%
   Universal Corp./VA                                  3,020            111,045
                                                                 --------------

TOTAL TOBACCO                                                           111,045
                                                                 --------------

TOTAL CONSUMER STAPLES                                                1,358,389
                                                                 --------------
UTILITIES 1.3%
   GAS UTILITIES 0.6%
   Nicor, Inc.+                                        5,059            200,134
   Southwest Gas Corp.                                 3,950            110,402
   Northwest Natural Gas Co.                           2,950            104,696
   South Jersey Industries, Inc.                       2,940             80,174
   Southern Union, Co.                                    --                 10
                                                                 --------------

TOTAL GAS UTILITIES                                                     495,416
                                                                 --------------
   ELECTRIC UTILITIES 0.6%
   Cleco Corp.                                         6,070            135,543
   Duquesne Light Holdings, Inc.+                      8,147            134,426
   Sierra Pacific Resources*+                          7,500            103,575
   Otter Tail Power Co.                                3,070             88,078
                                                                 --------------

TOTAL ELECTRIC UTILITIES                                                461,622
                                                                 --------------
   MULTI-UTILITIES 0.1%
   NorthWestern Corp.+                                 3,730            116,152
                                                                 --------------

TOTAL MULTI-UTILITIES                                                   116,152
                                                                 --------------

TOTAL UTILITIES                                                       1,073,190
                                                                 --------------
TELECOMMUNICATION SERVICES 1.0%
   WIRELESS TELECOMMUNICATION SERVICES 0.5%
   SBA Communications Corp.*                           8,520            199,454
   USA Mobility, Inc.                                  3,490             99,395
   UbiquiTel, Inc.*                                    8,000             80,800

--------------------------------------------------------------------------------

VARIABLE ANNUITY MEKROS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Dobson Communications Corp. -- Class A*+            9,860     $       79,077
                                                                 --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               458,726
                                                                 --------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
   Level 3 Communications, Inc.*+                     34,450            178,451
   Valor Communications Group, Inc.+                   6,170             81,197
   Golden Telecom, Inc.+                               2,300             69,115
   Iowa Telecommunications Services,
       Inc.                                            2,120             40,450
   Premiere Global Services, Inc.*                     3,250             26,162
                                                                 --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            395,375
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                        854,101
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $47,775,633)                                                55,491,437
                                                                 --------------
                                                        FACE
                                                      AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 31.0%
Collateralized by U.S. Treasury Obligations

UBS Financial Services, Inc. at
  4.53% due 04/03/06                           $   5,925,144          5,925,144
Credit Suisse at
  4.50% due 04/03/06                               2,594,674          2,594,674
Lehman Brothers, Inc. at 4.40% due                 5,275,673          5,275,673
  04/03/06
Morgan Stanley at 4.40% due 04/03/06               5,925,144          5,925,144

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
Citigroup, Inc. at
  4.15% due 04/03/2006                         $   5,925,144     $    5,925,144
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $25,645,779)                                                25,645,779
                                                                 --------------
SECURITIES LENDING COLLATERAL  11.0%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank          9,108,311          9,108,311
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $9,108,311)                                                     9,108,311
                                                                 --------------
TOTAL INVESTMENTS 109.0%
   (Cost $82,529,723)                                            $   90,245,527
                                                                 --------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.0)%                   $   (7,464,945)
                                                                 --------------
NET ASSETS - 100.0%                                              $   82,780,582

                                                                     UNREALIZED
                                                    CONTRACTS              GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2006 Russell 2000 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $28,028,000)                                364     $    1,116,066
                                                                 --------------

                                                       UNITS
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS
May 2006 CSFB Russell 2000 Index
Swap, Maturing 05/19/06***
   (Notional Market Value $37,985,558)                49,645     $    1,030,212
June 2006 Lehman Russell Index Swap,
Maturing 06/14/06***
   (Notional Market Value $2,955,694)                  3,863            137,519
(TOTAL NOTIONAL MARKET VALUE $40,941,252)                        $    1,167,731
                                                                 --------------

*     Non-Income Producing Security.

***   Price Return based on Russell 2000 Index +/- financing at a variable rate.

+     All or a portion of this security is on loan at March 31, 2006.

--------------------------------------------------------------------------------

VARIABLE ANNUITY INVERSE SMALL-CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                        FACE             MARKET
                                                      AMOUNT              VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 31.9%
Federal Farm Credit Bank*
   4.60% due 04/07/06                         $    1,000,000     $      999,489
Federal Home Loan Bank*
   4.53% due 04/03/06                              1,000,000          1,000,000
Freddie Mac*
   4.61% due 04/11/06                              1,000,000            999,044
                                                                 --------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $2,998,533)                                                  2,998,533
                                                                 --------------
REPURCHASE AGREEMENTS 54.5%
Collateralized by U.S. Treasury
Obligations

UBS Financial Services, Inc. at
  4.53% due 04/03/06                               1,143,873          1,143,873
Credit Suisse at  4.50% due 04/03/06                 760,763            760,763
Lehman Brothers, Inc. at 4.40% due                   936,883            936,884
  04/03/06
Morgan Stanley at 4.40% due 04/03/06               1,143,873          1,143,873
Citigroup, Inc. at  4.15% due 04/03/06             1,143,873          1,143,873
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $5,129,266)                                                  5,129,266
                                                                 --------------

TOTAL INVESTMENTS 86.4%
   (Cost $8,127,799)                                             $    8,127,799
                                                                 --------------
OTHER ASSETS IN EXCESS OF LIABILITIES -
   13.6%                                                         $    1,282,391
                                                                 --------------
NET ASSETS - 100.0%                                              $    9,410,190

-------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                   CONTRACTS               LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2006 Russell 2000 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $1,848,000)                                   24    $      (38,503)
                                                                 --------------

                                                                     UNREALIZED
                                                       UNITS               LOSS
--------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
May 2006 Russell 2000 Index Swap,
Maturing 05/21/06**
   (Notional Market Value $760,149)                    9,935     $   (1,308,076)
                                                                 --------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on Russell 2000 Index +/- financing at a variable rate.

--------------------------------------------------------------------------------

VARIABLE ANNUITY U.S. GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                        FACE             MARKET
                                                      AMOUNT              VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 29.2%
Federal Farm Credit Bank*
   4.60% due 04/05/06                          $   5,000,000    $     4,998,722
Federal Home Loan Bank*
   4.56% due 04/04/06                              5,000,000          4,999,367
Freddie Mac*
   4.56% due 04/04/06                              3,717,000          3,716,529
   4.64% due 04/11/06                              1,000,000            998,969
                                                                 --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $14,713,587)                                                14,713,587
                                                                 --------------

U.S. TREASURY OBLIGATIONS 35.2%
United States Treasury Note/Bond
   4.50% due 02/15/36                             18,900,000         17,736,469
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $18,157,705)                                                17,736,469
                                                                 --------------

REPURCHASE AGREEMENTS 32.1%
Collateralized by U.S. Treasury Obligations

UBS Financial Services, Inc. at
  4.53% due 04/03/06                               4,241,302          4,241,302
Lehman Brothers, Inc. at 4.40% due                 3,473,819          3,473,819
  04/03/06
Morgan Stanley at 4.40% due 04/03/06               4,241,302          4,241,302
Citigroup, Inc. at 4.15% due 04/03/06              4,241,302          4,241,302
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $16,197,725)                                                16,197,725
                                                                 --------------
TOTAL INVESTMENTS 96.5%
   (Cost $49,069,018)                                            $   48,647,781
                                                                 --------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5%                     $    1,770,383
                                                                 --------------
NET ASSETS - 100.0%                                              $   50,418,164
-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                   CONTRACTS               LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2006 U.S. Treasury Bond Futures
Contracts
   (Aggregate Market Value of
   Contracts $70,187,469)                                643     $     (727,506)
                                                                 --------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

VARIABLE ANNUITY JUNO FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                        FACE             MARKET
                                                      AMOUNT              VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 52.1%
Farmer Mac*
   4.67% due 06/19/06                         $    3,000,000     $    2,970,034
Federal Farm Credit Bank*
   4.62% due 04/07/06                              4,000,000          3,997,947
Federal Home Loan Bank*
  4.57% due 05/24/06                               5,000,000          4,967,629
   4.53% due 04/03/06                              2,000,000          2,000,000
Freddie Mac*
   4.58% due 04/04/06                              2,000,000          1,999,746
                                                                 --------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $15,935,356)                                                15,935,356
                                                                 --------------

                                                   CONTRACTS
-------------------------------------------------------------------------------
OPTIONS PURCHASED 0.0%
Call Options on:
   June 2006 U.S. Treasury Bond
   Index Futures Contracts
     Expiring June 2006 with strike
     price of 124                                         77                 --
                                                                ---------------
TOTAL OPTIONS PURCHASED
   (Cost $1,530)                                                             --
                                                                ---------------

                                                       FACE              MARKET
                                                     AMOUNT               VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 118.3%
Collateralized by U.S. Treasury
Obligations

UBS Financial Services, Inc. at
  4.53% due 04/03/06                          $    3,944,233          3,944,233
Lehman Brothers, Inc. at 4.40% due
  04/03/06                                         3,230,505          3,230,505
Morgan Stanley at
  4.40% due 04/03/06                               3,944,233          3,944,233
Citigroup, Inc. at 4.15% due 04/03/06              3,944,233          3,944,233
Individual Repurchase Agreement
   Lehman Brother's Inc. at 4.15%
   due 04/03/06 (Secured by U.S.
   Treasury Bonds, at rate of 4.50%
   and maturing 02/15/36 as
   collateral with a Market Value of
   $21,506,030) and a Maturity Value
   of $21,092,292                                 21,085,000     $   21,085,000
                                                                ---------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $36,148,204)                                                36,148,204
                                                                ---------------

TOTAL INVESTMENTS 170.4%
   (Cost $52,085,090)                                            $   52,083,560
                                                                ---------------

U.S. TREASURY OBLIGATIONS SOLD SHORT
(70.0)%
U.S. Treasury Bond
   5.38% due 02/15/36                             22,790,000        (21,386,991)
                                                                ---------------
TOTAL U.S. TREASURY OBLIGATIONS SOLD SHORT
   (Cost $22,519,198)                                               (21,386,991)
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (70.4)%                                                    $   (21,522,290)
                                                                ---------------
NET ASSETS - 100.0%                                             $    30,561,270
-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                  CONTRACTS                GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2006 U.S. Treasury Bond Futures
Contracts
   (Aggregate Market Value of
   Contracts $15,063,563)                                138     $      513,679

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP EUROPE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS  61.1%
FINANCIALS 23.0%
   BANKS 12.5%
   HSBC Holdings PLC -- SP ADR                         15,720       $  1,317,022
   Banco Bilbao Vizcaya Argentaria SA
       -- SP ADR                                       41,621            867,798
   Banco Santander Central Hispano SA
       -- SP ADR                                       57,721            843,304
   Barclays  PLC -- SP ADR                             16,460            770,328
   ABN AMRO Holding NV -- SP ADR                       22,940            685,447
   Lloyds TSB Group  PLC -- SP ADR                     17,760            683,582
                                                                  --------------

TOTAL BANKS                                                            5,167,481
                                                                  --------------

   CAPITAL MARKETS 6.1%
   UBS AG                                              11,920          1,310,843
   Credit Suisse Group -- SP ADR                       11,270            629,542
   Deutsche Bank AG                                     4,860            555,206
                                                                  --------------

TOTAL CAPITAL MARKETS                                                  2,495,591
                                                                  --------------

   INSURANCE 2.5%
   AXA -- SP ADR                                       16,800            587,328
   Allianz AG -- SP ADR                                26,220            437,612
                                                                  --------------

TOTAL INSURANCE                                                        1,024,940
                                                                  --------------

   DIVERSIFIED FINANCIALS 1.9%
   ING Groep NV -- SP ADR                              19,910            784,454
                                                                  --------------

TOTAL DIVERSIFIED FINANCIALS                                             784,454
                                                                  --------------

TOTAL FINANCIALS                                                       9,472,466
                                                                  --------------

ENERGY 9.6%
   OIL & GAS 9.6%
   BP PLC -- SP ADR                                    23,970          1,652,492
   Total SA -- SP ADR                                   8,330          1,097,311
   Royal Dutch Shell  PLC -- SP ADR                    13,340            830,548

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   ENI-Ente Nazionale Idrocarburi --
       SP ADR                                           6,920     $      394,302
                                                                  --------------

TOTAL OIL & GAS                                                        3,974,653
                                                                  --------------

TOTAL ENERGY                                                           3,974,653
                                                                  --------------

HEALTH CARE 8.7%
   PHARMACEUTICALS 8.6%
   Novartis AG -- SP ADR                               23,040          1,277,338
   GlaxoSmithKline  PLC -- SP ADR                      21,980          1,149,774
   AstraZeneca  PLC -- SP ADR                          13,250            665,547
   Schering AG -- SP ADR                                2,380            247,306
   Shire PLC -- SP ADR                                  1,520             70,665
   Teva Pharmaceutical Industries
       Ltd. -- SP ADR                                   1,690             69,594
   Sanofi-Aventis SA -- ADR                             1,250             59,312
                                                                  --------------

TOTAL PHARMACEUTICALS                                                  3,539,536
                                                                  --------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.1%
   Alcon, Inc.                                            480             50,045
                                                                  --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                    50,045
                                                                  --------------

TOTAL HEALTH CARE                                                      3,589,581
                                                                  --------------

TELECOMMUNICATION SERVICES 5.3%
   DIVERSIFIED TELECOMMUNICATION SERVICES 3.1%
   Telefonica SA                                       10,170            477,685
   Deutsche Telekom AG -- SP ADR                       16,820            282,913
   France Telecom SA -- SP ADR                          9,600            215,808
   Telecom Italia  -- SP ADR                            5,720            167,024
   BT Group  PLC -- SP ADR                              3,770            146,351
                                                                  --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           1,289,781
                                                                  --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP EUROPE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                        SHARES             VALUE
--------------------------------------------------------------------------------
   WIRELESS TELECOMMUNICATION SERVICES 2.2%
   Vodafone Group  PLC -- SP ADR                        43,121    $      901,229
                                                                  --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                                901,229
                                                                  --------------

TOTAL TELECOMMUNICATION SERVICES                                       2,191,010
                                                                  --------------

CONSUMER STAPLES 4.0%
   FOOD PRODUCTS 2.3%
   Unilever NV                                          8,340            577,295
   Cadbury Schweppes  PLC -- SP ADR                     9,030            361,200
                                                                  --------------

TOTAL FOOD PRODUCTS                                                      938,495
                                                                  --------------

   BEVERAGES 1.7%
   Diageo PLC -- SP ADR                                11,210            711,050
                                                                  --------------

TOTAL BEVERAGES                                                          711,050
                                                                  --------------

TOTAL CONSUMER STAPLES                                                 1,649,545
                                                                  --------------

INFORMATION TECHNOLOGY 3.1%
   COMMUNICATIONS EQUIPMENT 2.3%
   Nokia OYJ -- SP ADR                                 28,281            585,983
   Telefonaktiebolaget LM Ericsson --
       SP ADR                                           9,960            375,691
                                                                  --------------

TOTAL COMMUNICATIONS EQUIPMENT                                           961,674
                                                                  --------------

   SOFTWARE 0.8%
   SAP AG -- SP ADR                                     5,710            310,167
                                                                  --------------

TOTAL SOFTWARE                                                           310,167
                                                                  --------------

TOTAL INFORMATION TECHNOLOGY                                           1,271,841
                                                                  --------------

MATERIALS 2.7%
   METALS & MINING 1.8%
   Anglo American  PLC -- ADR                          19,170            375,157
   Rio Tinto  PLC -- SP ADR                             1,770            366,390
                                                                  --------------

TOTAL METALS & MINING                                                    741,547
                                                                  --------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   CHEMICALS 0.9%
   BASF AG -- SP ADR                                    4,760     $      373,184
                                                                  --------------

TOTAL CHEMICALS                                                          373,184
                                                                  --------------

TOTAL MATERIALS                                                        1,114,731
                                                                  --------------

CONSUMER DISCRETIONARY 2.0%
   AUTOMOBILES 0.8%
   DaimlerChrysler AG                                   5,620            322,644
                                                                  --------------

TOTAL AUTOMOBILES                                                        322,644
                                                                  --------------

   TEXTILES & APPAREL 0.7%
   Luxottica Group                                     10,520            289,195
                                                                  --------------

TOTAL TEXTILES & APPAREL                                                 289,195
                                                                  --------------

   HOUSEHOLD DURABLES 0.5%
   Koninklijke Philips Electronics NV                   6,890            231,848
                                                                  --------------

TOTAL HOUSEHOLD DURABLES                                                 231,848
                                                                  --------------

TOTAL CONSUMER DISCRETIONARY                                             843,687
                                                                  --------------

UTILITIES 1.7%
   ELECTRIC UTILITIES 1.3%
   E.ON AG -- SP ADR                                   15,020            549,732
                                                                  --------------

TOTAL ELECTRIC UTILITIES                                                 549,732
                                                                  --------------

   MULTI-UTILITIES 0.4%
   Suez SA -- SP ADR                                    4,330            170,818
                                                                  --------------

TOTAL MULTI-UTILITIES                                                    170,818
                                                                  --------------

TOTAL UTILITIES                                                          720,550
                                                                  --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP EUROPE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
INDUSTRIALS 1.0%
   INDUSTRIAL CONGLOMERATES 1.0%
   Siemens AG -- SP ADR                                  4,290    $      399,699
                                                                  --------------
TOTAL INDUSTRIAL CONGLOMERATES                                           399,699
                                                                  --------------
TOTAL INDUSTRIALS                                                        399,699
                                                                  --------------
TOTAL COMMON STOCKS
   (Cost $22,577,623)                                                 25,227,763
                                                                  --------------
                                                         FACE
                                                       AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 35.6%
Collateralized by U.S. Treasury
Obligations

UBS Financial Services, Inc. at
  4.53% due 04/03/06                           $    3,099,718          3,099,718

Credit Suisse at 4.50% due 04/03/06                 1,105,468          1,105,468


Lehman Brothers, Inc. at 4.40% due                  4,264,830          4,264,830
  04/03/06
Morgan Stanley at 4.40% due 04/03/06                3,099,718          3,099,718
Citigroup, Inc. at 4.15% due 04/03/06               3,099,718          3,099,718
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $14,669,452)                                                 14,669,452
                                                                  --------------
TOTAL INVESTMENTS 96.7%
   (Cost $37,247,075)                                             $   39,897,215
                                                                  --------------
OTHER ASSETS IN EXCESS OF LIABILITIES -
   3.3%                                                           $    1,352,343
                                                                  --------------
NET ASSETS - 100.0%                                               $   41,249,558


--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                        UNITS               GAIN
--------------------------------------------------------------------------------
EQUITY INDEX SWAP
AGREEMENTS
June 2006 Dow Jones STOXX 50 Index
Swap, Maturing 6/14/06*
   (Notional Market Value $11,599,863)                  2,732     $      113,739
June 2006 Dow Jones STOXX 50 Index
Swap, Maturing 6/29/06*
   (Notional Market Value $9,605,599)                   2,261            130,327
(TOTAL NOTIONAL MARKET VALUE $21,205,462)                         $      244,066

* Price Return based on Dow Jones STOXX 50 Index +/- financing at a variable rate.

      ADR--American Depository Receipt.

--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP JAPAN FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              March 31, 2006
-------------------------------------------------------------------------------

                                                        FACE             MARKET
                                                      AMOUNT              VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  25.0%
Farmer Mac*
   4.65% due 04/19/06                         $    4,000,000     $    3,991,733
Federal Farm Credit Bank*
   4.60% due 04/07/06                              5,000,000          4,997,445
Federal Home Loan Bank*
   4.63% due 04/11/06                              5,000,000          4,994,856
                                                                 --------------

TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $13,984,034)                                                13,984,034
                                                                 --------------
REPURCHASE AGREEMENTS 68.2%
Collateralized by U.S. Treasury
Obligations

UBS Financial Services, Inc. at
  4.53% due 04/03/06                               9,489,306          9,489,306
Lehman Brothers, Inc. at
 4.40% due 04/03/06                                9,678,794          9,678,794
Morgan Stanley at
  4.40% due 04/03/06                               9,489,306          9,489,306
Citigroup, Inc. at
  4.15% due 04/03/06                               9,489,306          9,489,306
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $38,146,712)                                                38,146,712
                                                                 --------------

TOTAL INVESTMENTS 93.2%
   (Cost $52,130,746)                                            $   52,130,746
                                                                 --------------
OTHER ASSETS IN EXCESS OF LIABILITIES -
   6.8%                                                          $    3,814,919
                                                                 --------------
NET ASSETS - 100.0%                                              $   55,945,665
-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                   CONTRACTS        GAIN (LOSS)
-------------------------------------------------------------------------------
FUTURES CONTRACT PURCHASED
June 2006 Nikkei 225 Index Futures
Contracts
   (Aggregate Market Value of
   Contracts $18,232,800)                                214     $    1,031,832
June 2006 Yen Currency Exchange
Futures Contracts
   (Aggregate Market Value of
   Contracts $17,706,563)                                165            (27,233)
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS $35,939,363)          $    1,004,599
                                                                 --------------
                                                       UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
June 2006 Topix 100 Index Swap,
Maturing 6/14/06**
   (Notional Market Value $47,588,037)             4,652,422     $    1,610,405
                                                                 --------------

*    Price Return based on Topix 100 Index +/- financing at a variable rate.

** The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

-------------------------------------------------------------------------------

VARIABLE ANNUITY LONG DYNAMIC DOW 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 69.6%
INDUSTRIALS 18.1%
   AEROSPACE & DEFENSE 9.0%
   Boeing Co.+                                          4,470    $       348,347
   United Technologies Corp.                            4,472            259,242
   Honeywell International, Inc.                        4,470            191,182
                                                                 ---------------

TOTAL AEROSPACE & DEFENSE                                                798,771
                                                                 ---------------
   INDUSTRIAL CONGLOMERATES 5.5%
   3M Co.                                               4,470            338,334
   General Electric Co.                                 4,470            155,467
                                                                 ---------------

TOTAL INDUSTRIAL CONGLOMERATES                                           493,801
                                                                 ---------------
   MACHINERY 3.6%
   Caterpillar, Inc.                                    4,470            320,990
                                                                 ---------------

TOTAL MACHINERY                                                          320,990
                                                                 ---------------

TOTAL INDUSTRIALS                                                      1,613,562
                                                                 ---------------
CONSUMER STAPLES 10.9%
   TOBACCO 3.5%
   Altria Group, Inc.                                   4,470            316,744
                                                                 ---------------

TOTAL TOBACCO                                                            316,744
                                                                 ---------------
   HOUSEHOLD PRODUCTS 2.9%
   Procter & Gamble Co.                                 4,468            257,446
                                                                 ---------------

TOTAL HOUSEHOLD PRODUCTS                                                 257,446
                                                                 ---------------
   FOOD & DRUG RETAILING 2.4%
   Wal-Mart Stores, Inc.                                4,470            211,163
                                                                 ---------------
TOTAL FOOD & DRUG RETAILING                                              211,163
                                                                 ---------------
   BEVERAGES 2.1%
   Coca-Cola Co.                                        4,470            187,159
                                                                 ---------------
TOTAL BEVERAGES                                                          187,159
                                                                 ---------------
TOTAL CONSUMER STAPLES                                                   972,512
                                                                 ---------------
FINANCIALS 10.4%
   DIVERSIFIED FINANCIALS 4.5%
   Citigroup, Inc.                                      4,463            210,832

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   J.P. Morgan Chase & Co.                              4,470    $       186,131
                                                                 ---------------

TOTAL DIVERSIFIED FINANCIALS                                             396,963
                                                                 ---------------
   INSURANCE 3.3%
   American International Group, Inc.                   4,470            295,422
                                                                 ---------------

TOTAL INSURANCE                                                          295,422
                                                                 ---------------
   CONSUMER FINANCE 2.6%
   American Express Co.                                 4,470            234,899
                                                                 ---------------

TOTAL CONSUMER FINANCE                                                   234,899
                                                                 ---------------

TOTAL FINANCIALS                                                         927,284
                                                                 ---------------
INFORMATION TECHNOLOGY 8.1%
   COMPUTERS & PERIPHERALS 5.8%
   International Business Machines
       Corp.                                            4,470            368,641
   Hewlett-Packard Co.                                  4,470            147,063
                                                                 ---------------

TOTAL COMPUTERS & PERIPHERALS                                            515,704
                                                                 ---------------
   SOFTWARE 1.3%
   Microsoft Corp.                                      4,470            121,629
                                                                 ---------------

TOTAL SOFTWARE                                                           121,629
                                                                 ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.0%
   Intel Corp.                                          4,470             86,494
                                                                 ---------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                             86,494
                                                                 ---------------

TOTAL INFORMATION TECHNOLOGY                                             723,827
                                                                 ---------------
CONSUMER DISCRETIONARY 6.3%
   SPECIALTY RETAIL 2.1%
   Home Depot, Inc.+                                    4,470            189,081
                                                                 ---------------

TOTAL SPECIALTY RETAIL                                                   189,081
                                                                 ---------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY LONG DYNAMIC DOW 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   HOTELS, RESTAURANTS & LEISURE 1.7%
   McDonald's Corp.                                     4,470    $       153,589
                                                                 ---------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                      153,589
                                                                 ---------------
   MEDIA 1.4%
   The Walt Disney Co.+                                 4,470            124,668
                                                                 ---------------

TOTAL MEDIA                                                              124,668
                                                                 ---------------
   AUTOMOBILES 1.1%
   General Motors Corp.+                                4,470             95,077
                                                                 ---------------

TOTAL AUTOMOBILES                                                         95,077
                                                                 ---------------

TOTAL CONSUMER DISCRETIONARY                                             562,415
                                                                 ---------------
HEALTH CARE 6.0%
   PHARMACEUTICALS 6.0%
   Johnson & Johnson, Inc.                              4,470            264,714
   Merck & Co., Inc.                                    4,470            157,478
   Pfizer, Inc.                                         4,470            111,392
                                                                 ---------------

TOTAL PHARMACEUTICALS                                                    533,584
                                                                 ---------------

TOTAL HEALTH CARE                                                        533,584
                                                                 ---------------
MATERIALS 3.6%
   CHEMICALS 2.1%
   E.I. du Pont de Nemours and Co.                      4,470            188,679
                                                                 ---------------

TOTAL CHEMICALS                                                          188,679
                                                                 ---------------
   METALS & MINING 1.5%
   Alcoa, Inc.                                          4,470            136,603
                                                                 ---------------

TOTAL METALS & MINING                                                    136,603
                                                                 ---------------

TOTAL MATERIALS                                                          325,282
                                                                 ---------------
TELECOMMUNICATION SERVICES 3.1%
   DIVERSIFIED TELECOMMUNICATION SERVICES 3.1%
   Verizon Communications, Inc.                         4,466            152,112

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   AT&T, Inc.                                           4,470   $        120,869
                                                                 ---------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                             272,981
                                                                 ---------------

TOTAL TELECOMMUNICATION SERVICES                                         272,981
                                                                 ---------------
ENERGY 3.1%
   OIL & GAS 3.1%
   Exxon Mobil Corp.+                                   4,470            272,044
                                                                 ---------------

TOTAL OIL & GAS                                                          272,044
                                                                 ---------------

TOTAL ENERGY                                                             272,044
                                                                 ---------------
TOTAL COMMON STOCKS
   (Cost $5,497,335)                                                   6,203,491
                                                                 ---------------
                                                         FACE
                                                       AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 20.3%
Collateralized by U.S. Treasury Obligations

UBS Financial Services, Inc. at
  4.53% due 04/03/06                           $      362,187            362,187
Lehman Brothers, Inc. at 4.40% due                    717,842            717,842
  04/03/06
Morgan Stanley at 4.40% due 04/03/06                  362,187            362,187
Citigroup, Inc. at 4.15% due 04/03/06                 362,187            362,187
                                                                 ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $1,804,403)                                                    1,804,403
                                                                 ---------------
SECURITIES LENDING COLLATERAL 4.2%
Investment in Securities Lending Short Term
  Investment Portfolio held by U.S. Bank              373,350            373,350
                                                                 ---------------

TOTAL SECURITIES LENDING COLLATERAL
  (Cost $373,350)                                                        373,350
                                                                 ---------------
TOTAL INVESTMENTS 94.1%
  (Cost $7,675,088)                                              $     8,381,244
                                                                 ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.9%                     $       528,271
                                                                 ---------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY LONG DYNAMIC DOW 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                             $     8,909,515

                                                                     UNREALIZED
                                                   CONTRACTS               GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2006 Dow Jones Industrial
Average Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $5,976,485)                                 107    $        12,194
                                                                ---------------

                                                                     UNREALIZED
                                                       UNITS               LOSS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT
June 2006 Dow Jones Industrial
Average Index Swap, Maturing 06/14/06*
   (Notional Market Value $5,822,767)                    524    $       (24,356)
                                                                ---------------

+     All or a portion of this security is on loan at March 31, 2006.

* Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

--------------------------------------------------------------------------------

VARIABLE ANNUITY INVERSE DYNAMIC DOW 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                        FACE             MARKET
                                                     AMOUNT               VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  33.2%
Federal Farm Credit Bank
   4.58% due 04/03/06                            $   500,000     $      500,000
Federal Home Loan Bank
   4.53% due 04/03/06                              1,000,000          1,000,000
Freddie Mac
   4.61% due 04/11/06                              1,000,000            998,975
                                                                 --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $2,498,975)                                                  2,498,975
                                                                 --------------
REPURCHASE AGREEMENTS 49.5%
Collateralized by U.S. Treasury
Obligations

UBS Financial Services, Inc. at
  4.53% due 04/03/2006                               765,263            765,263
Lehman Brothers, Inc. at
  4.40% due 04/03/06
Morgan Stanley at
  4.40% due 04/03/2006                             2,196,152          2,196,152
Citigroup, Inc. at
 4.15% due 04/03/2006                                765,263            765,263
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $3,726,678)                                                  3,726,678
                                                                 --------------
TOTAL INVESTMENTS 82.7%
   (Cost $6,225,653)                                             $    6,225,653
                                                                 --------------
OTHER ASSETS IN EXCESS OF LIABILITIES -
   17.3%                                                         $    1,297,804
                                                                 --------------
NET ASSETS - 100.0%                                              $    7,523,457
-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                   CONTRACTS               GAIN
-------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD
SHORT
June 2006 Dow Jones Industrial
Average Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $5,026,950)                                  90     $       28,890
                                                                 --------------
                                                       UNITS
-------------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD SHORT
June 2006 Dow Jones Industrial
Average  Index Swap, Maturing
06/14/06**
   (Notional Market Value $10,046,567)                   904     $      123,772
                                                                 --------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

** Price Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%
CONSUMER DISCRETIONARY 23.2%
   SPECIALTY RETAIL 7.1%
   Group 1 Automotive, Inc.                           11,213    $       533,066
   PEP Boys-Manny Moe & Jack                          31,496            475,905
   Sonic Automotive, Inc.                             16,697            463,509
   Haverty Furniture Cos., Inc.                       28,536            409,492
   Stage Stores, Inc.                                 11,072            329,392
   Cato Corp. -- Class A                              12,262            292,571
   Hancock Fabrics, Inc./DE+                          74,079            269,648
   Jo-Ann Stores, Inc.*+                              19,887            267,679
   Burlington Coat Factory Warehouse
       Corp.                                           2,734            124,260
   Zale Corp.*                                         3,951            110,746
                                                                ---------------

TOTAL SPECIALTY RETAIL                                                3,276,268
                                                                ---------------
   TEXTILES & APPAREL 4.1%
   Kellwood Co.+                                      19,185            602,217
   Brown Shoe Co., Inc.                                7,989            419,263
   Ashworth, Inc.*                                    39,982            397,021
   Russell Corp.                                      18,923            261,137
   Stride Rite Corp.                                   7,835            113,451
   Oxford Industries, Inc.                             1,573             80,428
                                                                ---------------

TOTAL TEXTILES & APPAREL                                              1,873,517
                                                                ---------------
   HOUSEHOLD DURABLES 3.4%
   Bassett Furniture Industries, Inc.                 17,064            340,427
   La-Z-Boy, Inc.+                                    19,138            325,346
   Standard-Pacific Corp.+                             8,343            280,492
   Lenox Group, Inc.*                                 14,234            186,465
   National Presto Industries, Inc.                    3,497            171,947
   Libbey, Inc.                                       21,910            155,123
   Russ Berrie & Co., Inc.                             6,082             92,446
                                                                ---------------

TOTAL HOUSEHOLD DURABLES                                              1,552,246
                                                                ---------------
   HOTELS, RESTAURANTS & LEISURE 3.0%
   O'Charleys, Inc.*                                  24,428            450,941
   Bally Total Fitness Holding Corp.*+                41,357            387,515
   Ryan's Restaurant Group, Inc.*                     15,745            228,302
   Lone Star Steakhouse & Saloon, Inc.                 6,641            188,737

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Marcus Corp.                                        6,685    $       133,366
                                                                ---------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                   1,388,861
                                                                ---------------
   AUTO COMPONENTS 1.7%
   Standard Motor Products, Inc.+                     47,714            423,700
   Superior Industries International,
       Inc.+                                          17,181            332,624
                                                                ---------------

TOTAL AUTO COMPONENTS                                                   756,324
                                                                ---------------
   LEISURE EQUIPMENT & PRODUCTS 1.4%
   Jakks Pacific, Inc.*                               11,300            302,162
   K2, Inc.*                                          21,402            268,595
   Sturm Ruger & Co., Inc.                            11,271             89,943
                                                                ---------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      660,700
                                                                ---------------
   AUTOMOBILES 1.4%
   Coachmen Industries, Inc.                          32,441            369,179
   Monaco Coach Corp.+                                20,321            272,301
                                                                ---------------

TOTAL AUTOMOBILES                                                       641,480
                                                                ---------------
   MULTILINE RETAIL 0.5%
   Fred's, Inc.                                       18,653            247,339
                                                                ---------------

TOTAL MULTILINE RETAIL                                                  247,339
                                                                ---------------
   INTERNET & CATALOG RETAIL 0.5%
   Insight Enterprises, Inc.*                         11,220            246,952
                                                                ---------------

TOTAL INTERNET & CATALOG RETAIL                                         246,952
                                                                ---------------
   DISTRIBUTORS 0.1%
   Audiovox Corp. -- Class A*+                         4,750             56,715
                                                                ---------------

TOTAL DISTRIBUTORS                                                       56,715
                                                                ---------------

TOTAL CONSUMER DISCRETIONARY                                         10,700,402
                                                                ---------------
MATERIALS 19.8%
   CHEMICALS 6.9%
   A. Schulman, Inc.                                  21,942            543,064
   Quaker Chemical Corp.                              23,055            501,446
   Wellman, Inc.                                      77,752            494,503
   Arch Chemicals, Inc.                               10,905            331,512

--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Penford Corp.                                      20,343    $       327,115
   PolyOne Corp.*                                     31,427            292,900
   H.B. Fuller Co.                                     5,493            282,011
   Georgia Gulf Corp.+                                 8,272            214,989
   Tronox, Inc.*                                      11,850            201,332
                                                                ---------------

TOTAL CHEMICALS                                                       3,188,872
                                                                ---------------
   METALS & MINING 6.2%
   Chaparral Steel Co.*+                               7,469            484,887
   A.M. Castle & Co.                                  12,826            378,367
   Ryerson Tull, Inc.+                                13,782            368,806
   Steel Technologies, Inc.                           14,007            340,370
   Reliance Steel & Aluminum Co.+                      3,390            318,389
   Commercial Metals Co.                               5,614            300,293
   Century Aluminum Co.*                               4,642            197,053
   Brush Engineered Materials, Inc.*                   9,857            194,676
   Aleris International, Inc.*+                        3,638            174,879
   Quanex Corp.                                        1,898            126,464
                                                                ---------------

TOTAL METALS & MINING                                                 2,884,184
                                                                ---------------
   PAPER & FOREST PRODUCTS 3.3%
   Schweitzer-Mauduit International,
       Inc.                                           18,941            454,584
   Pope & Talbot, Inc.                                51,723            351,716
   Wausau Paper Corp.                                 18,522            262,457
   Buckeye Technologies, Inc.*                        26,199            237,101
   Neenah Paper, Inc.                                  6,820            223,355
                                                                ---------------

TOTAL PAPER & FOREST PRODUCTS                                         1,529,213
                                                                ---------------
   CONTAINERS & PACKAGING 3.1%
   Myers Industries, Inc.                             28,195            450,838
   Rock-Tenn Co. -- Class A                           28,120            421,519
   Chesapeake Corp.+                                  27,202            377,563
   Caraustar Industries, Inc.*                        17,462            179,684
                                                                ---------------

TOTAL CONTAINERS & PACKAGING                                          1,429,604
                                                                ---------------
   CONSTRUCTION MATERIALS 0.3%
   Texas Industries, Inc.+                             2,232            135,014
                                                                ---------------

TOTAL CONSTRUCTION MATERIALS                                            135,014
                                                                ---------------

TOTAL MATERIALS                                                       9,166,887
                                                                ---------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
INDUSTRIALS 17.2%
   COMMERCIAL SERVICES & SUPPLIES 6.3%
   Volt Information Sciences, Inc.*                   16,775    $       512,644
   Spherion Corp.*+                                   37,377            388,721
   Standard Register Co.                              23,281            360,856
   Angelica Corp.                                     14,572            299,017
   NCO Group, Inc.*                                   11,114            263,958
   Bowne & Co., Inc.                                  15,727            262,169
   Sourcecorp, Inc.*                                   7,531            181,572
   United Stationers, Inc.*                            2,706            143,689
   ABM Industries, Inc.                                6,117            117,263
   Consolidated Graphics, Inc.*                        2,026            105,595
   Central Parking Corp.+                              6,417            102,672
   CDI Corp.                                           3,207             92,265
   Viad Corp.                                          2,382             81,655
                                                                ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  2,912,076
                                                                ---------------
   ELECTRICAL EQUIPMENT 2.7%
   A.O. Smith Corp.+                                  10,402            549,226
   MagneTek, Inc.*                                    90,946            361,056
   C&D Technologies, Inc.                             22,843            211,069
   Acuity Brands, Inc.                                 3,631            145,240
                                                                ---------------

TOTAL ELECTRICAL EQUIPMENT                                            1,266,591
                                                                ---------------
   MACHINERY 2.4%
   Lydall, Inc.*                                      26,781            258,437
   Robbins & Myers, Inc.                              11,519            248,810
   Wolverine Tube, Inc.*+                             46,549            187,127
   Briggs & Stratton Corp.+                            4,605            162,879
   Mueller Industries, Inc.+                           4,057            144,794
   Barnes Group, Inc.+                                 2,265             91,733
                                                                ---------------

TOTAL MACHINERY                                                       1,093,780
                                                                ---------------
   INDUSTRIAL CONGLOMERATES 1.5%
   Tredegar Corp.                                     23,956            381,140
   Standex International Corp.                         9,878            312,737
                                                                ---------------

TOTAL INDUSTRIAL CONGLOMERATES                                          693,877
                                                                ---------------
   AEROSPACE & DEFENSE 0.9%
   Cubic Corp.                                         7,351            175,983
   Kaman Corp. -- Class A                              5,550            139,638

--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Triumph Group, Inc.*                                2,775    $       122,821
                                                                ---------------

TOTAL AEROSPACE & DEFENSE                                               438,442
                                                                ---------------
   CONSTRUCTION & ENGINEERING 0.8%
   EMCOR Group, Inc.*                                  7,640            379,402
                                                                ---------------

TOTAL CONSTRUCTION & ENGINEERING                                        379,402
                                                                ---------------
   BUILDING PRODUCTS 0.8%
   Lennox International, Inc.                          5,221            155,899
   NCI Building Systems, Inc.*+                        2,149            128,446
   Griffon Corp.*+                                     2,554             63,441
                                                                ---------------

TOTAL BUILDING PRODUCTS                                                 347,786
                                                                ---------------
   AIR FREIGHT & COURIERS 0.7%
   HUB Group, Inc. -- Class A*                         7,037            320,746
                                                                ---------------

TOTAL AIR FREIGHT & COURIERS                                            320,746
                                                                ---------------
   ROAD & RAIL 0.6%
   Arkansas Best Corp.+                                7,272            284,481
                                                                ---------------

TOTAL ROAD & RAIL                                                       284,481
                                                                ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.3%
   Lawson Products, Inc.                               3,403            139,319
                                                                ---------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  139,319
                                                                ---------------
   AIRLINES 0.2%
   Frontier Airlines, Inc.+                           10,814             83,268
                                                                ---------------

TOTAL AIRLINES                                                           83,268
                                                                ---------------

TOTAL INDUSTRIALS                                                     7,959,768
                                                                ---------------
FINANCIALS 10.8%
   INSURANCE 3.4%
   LandAmerica Financial Group, Inc.+                  7,649            518,985
   Stewart Information Services Corp.+                 7,183            338,176
   Selective Insurance Group, Inc.                     4,413            233,889
   Presidential Life Corp.                             8,177            207,777

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Infinity Property & Casualty Corp.                  3,774    $       157,527
   Delphi Financial Group, Inc. --
       Class A+                                        2,312            119,368
                                                                ---------------

TOTAL INSURANCE                                                       1,575,722
                                                                ---------------
   REAL ESTATE 2.7%
   Glenborough Realty Trust, Inc.                     12,203            265,415
   Commercial Net Lease Realty+                       10,261            239,081
   Parkway Properties, Inc./MD                         4,375            191,100
   Colonial Properties Trust+                          3,607            180,819
   Sovran Self Storage, Inc.+                          2,554            140,981
   Lexington Corporate  Properties
       Trust+                                          6,281            130,959
   Entertainment Properties Trust                      2,704            113,514
                                                                ---------------

TOTAL REAL ESTATE                                                     1,261,869
                                                                ---------------
   BANKS 2.7%
   Whitney Holding Corp.                               6,705            237,759
   First Bancorp Puerto Rico+                         17,532            216,696
   Community Bank System, Inc.                         6,318            141,081
   First Commonwealth Financial Corp.                  9,560            140,150
   Susquehanna Bancshares, Inc.                        5,320            137,096
   Sterling Financial Corp./WA                         4,720            136,880
   Provident Bankshares Corp.                          3,096            112,849
   South Financial Group, Inc.                         4,157            108,706
                                                                ---------------

TOTAL BANKS                                                           1,231,217
                                                                ---------------
   CAPITAL MARKETS 1.7%
   SWS Group, Inc.                                    15,691            410,320
   Piper Jaffray Cos., Inc.*+                          6,921            380,655
                                                                ---------------

TOTAL CAPITAL MARKETS                                                   790,975
                                                                ---------------
   THRIFTS & MORTGAGE FINANCE 0.3%
   Brookline Bancorp, Inc.                             7,001            108,445
                                                                ---------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        108,445
                                                                ---------------

TOTAL FINANCIALS                                                      4,968,228
                                                                ---------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
UTILITIES 10.6%
   GAS UTILITIES 5.3%
   South Jersey Industries, Inc.                      14,906    $       406,487
   Southwest Gas Corp.                                13,254            370,449
   Atmos Energy Corp.+                                12,249            322,516
   UGI Corp.                                          14,870            313,311
   Laclede Group, Inc.                                 8,970            308,747
   Cascade Natural Gas Corp.                          13,944            274,697
   Northwest Natural Gas Co.                           4,693            166,555
   Piedmont Natural Gas Co.                            6,053            145,211
   Energen Corp.                                       3,817            133,595
                                                                ---------------

TOTAL GAS UTILITIES                                                   2,441,568
                                                                ---------------
   ELECTRIC UTILITIES 3.8%
   Central Vermont Public Service
       Corp.                                          26,792            568,258
   UIL Holding Corp.                                   7,189            376,344
   Green Mountain Power Corp.                         10,047            290,258
   Unisource Energy Corp.                              6,221            189,741
   Allete, Inc.                                        3,588            167,201
   Cleco Corp.                                         6,827            152,447
                                                                ---------------

TOTAL ELECTRIC UTILITIES                                              1,744,249
                                                                ---------------
   MULTI-UTILITIES 1.3%
   Avista Corp.                                       16,946            349,935
   CH Energy Group, Inc.                               5,756            276,288
                                                                ---------------

TOTAL MULTI-UTILITIES                                                   626,223
                                                                ---------------
   WATER UTILITIES 0.2%
   American States Water Co.                           2,314             86,451
                                                                ---------------

TOTAL WATER UTILITIES                                                    86,451
                                                                ---------------

TOTAL UTILITIES                                                       4,898,491
                                                                ---------------
INFORMATION TECHNOLOGY 9.7%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 4.6%
   Planar Systems, Inc.*                              34,768            588,274
   Gerber Scientific, Inc.*                           29,996            310,159
   Technitrol, Inc.                                   11,923            285,913
   Bell Microproducts, Inc.*                          30,759            189,475
   Brightpoint, Inc.*                                  5,015            155,766
   Agilsys, Inc.                                       9,412            141,745
   Anixter International, Inc.+                        2,583            123,416
   Benchmark Electronics, Inc.*                        2,742            105,156

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   CTS Corp.                                           7,636    $       102,170
   Methode Electronics, Inc. -- Class A                9,023             98,260
                                                                ---------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              2,100,334
                                                                ---------------
   IT CONSULTING & SERVICES 2.5%
   Startek, Inc.                                      31,153            733,965
   Pegasus Solutions, Inc.*                           19,745            185,800
   Keane, Inc.*+                                       7,932            124,929
   Ciber, Inc.*                                       16,334            104,211
                                                                ---------------

TOTAL IT CONSULTING & SERVICES                                        1,148,905
                                                                ---------------
   COMPUTERS & PERIPHERALS 1.1%
   Adaptec, Inc.*                                     64,526            356,829
   SBS Technologies, Inc.*                            10,664            172,757
                                                                ---------------

TOTAL COMPUTERS & PERIPHERALS                                           529,586
                                                                ---------------
   COMMUNICATIONS EQUIPMENT 0.9%
   Ditech Communications Corp.*                       22,926            239,577
   Belden CDT, Inc.+                                   6,742            183,584
                                                                ---------------

TOTAL COMMUNICATIONS EQUIPMENT                                          423,161
                                                                ---------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.3%
   Axcelis Technologies, Inc.*                        13,425             78,670
   Photronics, Inc.*+                                  3,335             62,565
                                                                ---------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           141,235
                                                                ---------------
   SOFTWARE 0.3%
   THQ, Inc.*                                          5,237            135,586
                                                                ---------------

TOTAL SOFTWARE                                                          135,586
                                                                ---------------

TOTAL INFORMATION TECHNOLOGY                                          4,478,807
                                                                ---------------
CONSUMER STAPLES 5.1%
   FOOD PRODUCTS 1.8%
   American Italian Pasta Co. -- Class A+             40,426            253,067
   Lance, Inc.                                        10,222            229,995
   Corn Products International, Inc.                   7,058            208,705

--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Flowers Foods, Inc.+                                5,331    $       158,330
                                                                ---------------

TOTAL FOOD PRODUCTS                                                     850,097
                                                                ---------------
   FOOD & DRUG RETAILING 1.8%
   Nash Finch Co.+                                     8,219            245,748
   Performance Food Group Co.*                         7,020            218,954
   Longs Drug Stores Corp.                             4,627            214,138
   Casey's General Stores, Inc.                        6,184            141,428
                                                                ---------------

TOTAL FOOD & DRUG RETAILING                                             820,268
                                                                ---------------
   TOBACCO 1.5%
   Alliance One International, Inc.                  140,746            684,026
                                                                ---------------

TOTAL TOBACCO                                                           684,026
                                                                ---------------

TOTAL CONSUMER STAPLES                                                2,354,391
                                                                ---------------
HEALTH CARE 2.9%
   HEALTH CARE PROVIDERS & SERVICES 1.8%
   Genesis HealthCare Corp.*                           5,490            241,230
   Owens & Minor, Inc.                                 6,820            223,491
   Chemed Corp.                                        3,243            192,440
   Hooper Holmes, Inc.                                41,112            118,814
   Gentiva Health Services, Inc.*                      3,994             72,731
                                                                ---------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  848,706
                                                                ---------------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.8%
   Datascope Corp.                                     7,411            293,179
   Osteotech, Inc.*                                   16,273             71,276
                                                                ---------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  364,455
                                                                ---------------
   BIOTECHNOLOGY 0.3%
   Cambrex Corp.+                                      6,251            122,144
                                                                ---------------

TOTAL BIOTECHNOLOGY                                                     122,144
                                                                ---------------

TOTAL HEALTH CARE                                                     1,335,305
                                                                ---------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
ENERGY 0.2%
   ENERGY EQUIPMENT & SERVICES 0.2%
   Lufkin Industries, Inc.                             1,540    $        85,378
                                                                ---------------
TOTAL ENERGY EQUIPMENT & SERVICES                                        85,378
                                                                ---------------
TOTAL ENERGY                                                             85,378
                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $40,835,882)                                                45,947,657
                                                                ---------------

                                                        FACE
                                                      AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
  4.40% due 04/03/06                            $    235,855            235,855
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $235,854)                                                       235,855
                                                                ---------------
SECURITIES LENDING COLLATERAL 9.5%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank          4,385,670          4,385,670
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,385,670)                                                     4,385,670
                                                                ---------------
TOTAL INVESTMENTS 109.5%
   (Cost $45,457,406)                                           $    50,569,182
                                                                ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (9.5)%                                                       $    (4,393,711)
                                                                ---------------
NET ASSETS - 100.0%                                             $    46,175,471

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006.

--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS  99.6%
UTILITIES 24.3%
   MULTI-UTILITIES 10.9%
   NSTAR                                              15,049    $       430,552
   Puget Energy, Inc.                                 14,008            296,689
   OGE Energy Corp.+                                  10,092            292,668
   Alliant Energy Corp.                                9,263            291,507
   Energy East Corp.+                                 11,488            279,158
   WPS Resources Corp.                                 4,758            234,189
   Vectren Corp.                                       6,541            172,552
   SCANA Corp.                                         4,223            165,711
   PNM Resources, Inc.                                 6,311            153,988
   Wisconsin Energy Corp.                              3,210            128,368
   MDU Resources Group, Inc.                           1,981             66,264
                                                                ---------------

TOTAL MULTI-UTILITIES                                                 2,511,646
                                                                ---------------
   ELECTRIC UTILITIES 10.0%
   Northeast Utilities+                               24,144            471,532
   Pepco Holdings, Inc.+                              18,074            411,907
   IDACORP, Inc.+                                      8,093            263,184
   Great Plains Energy, Inc.+                          8,989            253,040
   Hawaiian Electric Industries, Inc.+                 7,406            200,925
   Westar Energy, Inc.                                 9,295            193,429
   Sierra Pacific Resources*+                         13,909            192,083
   Duquesne Light Holdings, Inc.+                     11,362            187,473
   Black Hills Corp.+                                  3,646            123,964
                                                                ---------------

TOTAL ELECTRIC UTILITIES                                              2,297,537
                                                                ---------------
   GAS UTILITIES 3.4%
   WGL Holdings, Inc.                                  7,279            221,427
   Oneok, Inc.                                         6,796            219,171
   National Fuel Gas Co.+                              6,356            207,968
   AGL Resources, Inc.                                 3,551            128,014
                                                                ---------------

TOTAL GAS UTILITIES                                                     776,580
                                                                ---------------

TOTAL UTILITIES                                                       5,585,763
                                                                ---------------
FINANCIALS 17.8%
   INSURANCE 10.5%
   American Financial Group, Inc./OH+                  9,237            384,352
   HCC Insurance Holdings, Inc.+                       7,360            256,128
   Protective Life Corp.                               5,100            253,674

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Old Republic International Corp.                   11,313    $       246,850
   Ohio Casualty Corp.                                 6,157            195,177
   First American Corp.+                               4,953            193,959
   Stancorp Financial Group, Inc.                      3,002            162,438
   Horace Mann Educators Corp.                         8,614            161,943
   Hanover Insurance Group, Inc.                       3,019            158,256
   Unitrin, Inc.                                       3,219            149,716
   AmerUs Group Co.                                    2,211            133,191
   Mercury General Corp.+                              2,316            127,148
                                                                ---------------

TOTAL INSURANCE                                                       2,422,832
                                                                ---------------
   REAL ESTATE 5.3%
   Highwoods Properties, Inc.                          6,139            207,068
   New Plan Excel Realty Trust+                        7,628            197,870
   Mack-Cali Realty Corp.                              3,423            164,304
   Hospitality Properties Trust                        3,235            141,272
   Liberty Property Trust+                             2,717            128,134
   Rayonier, Inc.+                                     2,374            108,231
   Potlatch Corp.+                                     2,496            106,929
   United Dominion Realty Trust, Inc.                  3,122             89,102
   AMB Property Corp.                                  1,360             73,807
                                                                ---------------

TOTAL REAL ESTATE                                                     1,216,717
                                                                ---------------
   THRIFTS & MORTGAGE FINANCE 1.7%
   New York Community Bancorp, Inc.+                  13,206            231,369
   Webster Financial Corp.                             1,640             79,475
   Washington Federal, Inc.+                           3,146             76,133
                                                                ---------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        386,977
                                                                ---------------
   BANKS 0.3%
   FirstMerit Corp.+                                   2,465             60,787
                                                                ---------------

TOTAL BANKS                                                              60,787
                                                                ---------------

TOTAL FINANCIALS                                                      4,087,313
                                                                ---------------
INDUSTRIALS 16.7%
   MACHINERY 6.1%
   Tecumseh Products Co. -- Class A                   19,772            485,205
   AGCO Corp.*                                        13,671            283,536

--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
--------------------------------------------------------------------------------
   Timken Co.+                                         6,627    $       213,853
   SPX Corp.                                           3,453            184,459
   Kennametal, Inc.+                                   2,420            147,959
   Harsco Corp.                                        1,130             93,361
                                                                ---------------

TOTAL MACHINERY                                                       1,408,373
                                                                ---------------
   ROAD & RAIL 4.1%
   J.B. Hunt Transport Services, Inc.+                14,100            303,714
   YRC Worldwide, Inc.*                                6,356            241,909
   Swift Transportation Co., Inc.*+                   10,683            232,142
   Werner Enterprises, Inc.+                           8,368            153,720
                                                                ---------------

TOTAL ROAD & RAIL                                                       931,485
                                                                ---------------
   COMMERCIAL SERVICES & SUPPLIES 2.8%
   Manpower, Inc.                                      4,094            234,095
   Kelly Services, Inc.                                7,433            201,954
   Brink's Co.                                         2,366            120,098
   Banta Corp.                                         1,768             91,901
                                                                ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    648,048
                                                                ---------------
   AEROSPACE & DEFENSE 1.8%
   Sequa Corp. -- Class A*                             4,096            400,589
                                                                ---------------

TOTAL AEROSPACE & DEFENSE                                               400,589
                                                                ---------------
   AIRLINES 1.6%
   Alaska Air Group, Inc.*+                           10,336            366,411
                                                                ---------------

TOTAL AIRLINES                                                          366,411
                                                                ---------------
   TRADING COMPANIES & DISTRIBUTORS 0.3%
   GATX Corp.+                                         1,771             73,125
                                                                ---------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                   73,125
                                                                ---------------

TOTAL INDUSTRIALS                                                     3,828,031
                                                                ---------------
CONSUMER DISCRETIONARY 14.8%
   AUTO COMPONENTS 4.4%
   ArvinMeritor, Inc.+                                26,672            397,680
   Lear Corp.+                                        13,928            246,943
   Bandag, Inc.+                                       4,253            178,073

                                                                         MARKET
                                                      SHARES              VALUE
--------------------------------------------------------------------------------
   Modine Manufacturing Co.                            3,098   $         91,391
   BorgWarner, Inc.+                                   1,508             90,540
                                                                ---------------

TOTAL AUTO COMPONENTS                                                 1,004,627
                                                                ---------------
   SPECIALTY RETAIL 3.4%
   Borders Group, Inc.                                11,386            287,383
   Pier 1 Imports, Inc.+                              19,532            226,767
   Foot Locker, Inc.+                                  7,589            181,225
   Payless Shoesource, Inc.*                           4,045             92,590
                                                                ---------------

TOTAL SPECIALTY RETAIL                                                  787,965
                                                                ---------------
   HOUSEHOLD DURABLES 3.3%
   Furniture Brands International,
       Inc.+                                          19,399            475,470
   Blyth, Inc.                                         6,921            145,480
   American Greetings Corp. -- Class A                 3,228             69,789
   Tupperware Brands Corp.                             2,860             58,887
                                                                ---------------

TOTAL HOUSEHOLD DURABLES                                                749,626
                                                                ---------------
   HOTELS, RESTAURANTS & LEISURE 1.8%
   Bob Evans Farms, Inc.+                              9,992            296,862
   CBRL Group, Inc.                                    2,777            121,938
                                                                ---------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     418,800
                                                                ---------------
   MULTILINE RETAIL 0.9%
   Saks, Inc.*                                        10,614            204,850
                                                                ---------------

TOTAL MULTILINE RETAIL                                                  204,850
                                                                ---------------
   MEDIA 0.7%
   Media General, Inc.                                 1,744             81,305
   Scholastic Corp.*                                   2,770             74,125
                                                                ---------------
TOTAL MEDIA                                                             155,430
                                                                ---------------
   LEISURE EQUIPMENT & PRODUCTS 0.3%
   Callaway Golf Co.                                   4,714             81,081
                                                                ---------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                       81,081
                                                                ---------------
TOTAL CONSUMER DISCRETIONARY                                          3,402,379
                                                                ---------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
MATERIALS 11.3%
   CHEMICALS 5.1%
   Ferro Corp.                                        12,117    $       242,340
   Sensient Technologies Corp.                        13,007            234,776
   Lubrizol Corp.+                                     4,305            184,469
   Cabot Corp.                                         4,173            141,840
   RPM International, Inc.                             7,096            127,302
   Albemarle Corp.                                     2,282            103,489
   Chemtura Corp.                                      6,280             73,979
   Lyondell Chemical Co.                               3,432             68,297
                                                                ---------------

TOTAL CHEMICALS                                                       1,176,492
                                                                ---------------
   METALS & MINING 2.7%
   Steel Dynamics, Inc.+                               5,747            326,027
   Worthington Industries, Inc.+                      14,302            286,898
                                                                ---------------

TOTAL METALS & MINING                                                   612,925
                                                                ---------------
   PAPER & FOREST PRODUCTS 2.0%
   Bowater, Inc.+                                      9,150            270,657
   Glatfelter                                         10,465            191,824
                                                                ---------------

TOTAL PAPER & FOREST PRODUCTS                                           462,481
                                                                ---------------
   CONTAINERS & PACKAGING 1.5%
   Packaging Corporation of America                    7,810            175,256
   Sonoco Products Co.                                 5,147            174,329
                                                                ---------------

TOTAL CONTAINERS & PACKAGING                                            349,585
                                                                ---------------

TOTAL MATERIALS                                                       2,601,483
                                                                ---------------
INFORMATION TECHNOLOGY 7.7%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 4.6%
   Tech Data Corp.*                                    7,346            271,141
   Ingram Micro, Inc. -- Class A*+                    11,410            228,200
   Avnet, Inc.*                                        7,740            196,441
   Vishay Intertechnology, Inc.*+                     12,652            180,164
   Arrow Electronics, Inc.*                            5,450            175,872
                                                                ---------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              1,051,818
                                                                ---------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.7%
   Atmel Corp.*                                      132,430    $       625,070
                                                                ---------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           625,070
                                                                ---------------
   SOFTWARE 0.4%
   Mentor Graphics Corp.*                              9,129            100,875
                                                                ---------------

TOTAL SOFTWARE                                                          100,875
                                                                ---------------

TOTAL INFORMATION TECHNOLOGY                                          1,777,763
                                                                ---------------
CONSUMER STAPLES 4.6%
   FOOD & DRUG RETAILING 2.0%
   Ruddick Corp.                                      10,736            260,992
   BJ's Wholesale Club, Inc.*+                         6,376            200,908
                                                                ---------------

TOTAL FOOD & DRUG RETAILING                                             461,900
                                                                ---------------
   TOBACCO 1.5%
   Universal Corp./Richmond VA                         9,458            347,771
                                                                ---------------

TOTAL TOBACCO                                                           347,771
                                                                ---------------
   FOOD PRODUCTS 1.1%
   Smithfield Foods, Inc.*                             8,741            256,461
                                                                ---------------

TOTAL FOOD PRODUCTS                                                     256,461
                                                                ---------------

TOTAL CONSUMER STAPLES                                                1,066,132
                                                                ---------------
TELECOMMUNICATION SERVICES 1.3%
   WIRELESS TELECOMMUNICATION SERVICES 1.3%
   Telephone & Data Systems, Inc.                      7,745            305,463
                                                                ---------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               305,463
                                                                ---------------

TOTAL TELECOMMUNICATION SERVICES                                        305,463
                                                                ---------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
HEALTH CARE 0.7%
   HEALTH CARE PROVIDERS & SERVICES 0.7%
   Triad Hospitals, Inc.*                              3,850    $       161,315
                                                                ---------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  161,315
                                                                ---------------

TOTAL HEALTH CARE                                                       161,315
                                                                ---------------
ENERGY 0.4%
   OIL & GAS 0.4%
   Forest Oil Corp.*                                   2,143             79,677
                                                                ---------------

TOTAL OIL & GAS                                                          79,677
                                                                ---------------

TOTAL ENERGY                                                             79,677
                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $21,444,352)                                                22,895,319
                                                                ---------------

                                                        FACE
                                                      AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.9%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
  4.40% due 04/03/06                           $     203,289            203,289
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $203,289)                                                       203,289
                                                                ---------------
SECURITIES LENDING COLLATERAL 16.5%
Investment in Securities Lending Short Term
  Investment Portfolio Held by U.S. Bank           3,795,630          3,795,630
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,795,630)                                                     3,795,630
                                                                ---------------
TOTAL INVESTMENTS 117.0%
  (Cost $25,443,271)                                            $    26,894,238
                                                                ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (17.0)%                 $    (3,912,160)
                                                                ---------------
NET ASSETS - 100.0%                                             $    22,982,078

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006.

--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS  99.5%
FINANCIALS 20.1%
   INSURANCE 8.4%
   ACE Ltd.                                            6,730     $      350,027
   XL Capital Ltd.+                                    5,268            337,732
   UnumProvident Corp.+                               16,475            337,408
   Chubb Corp.                                         2,696            257,306
   St. Paul Travelers Cos., Inc.                       5,653            236,239
   Genworth Financial, Inc. -- Class A                 6,857            229,230
   MetLife, Inc.+                                      3,876            187,482
   Lincoln National Corp.+                             3,209            175,179
   Aon Corp.+                                          3,894            161,640
   Allstate Corp.+                                     3,067            159,821
   SAFECO Corp.                                        2,970            149,124
   Loews Corp.                                         1,429            144,615
   Hartford Financial Services Group,
       Inc.+                                           1,602            129,041
                                                                 --------------

TOTAL INSURANCE                                                       2,854,844
                                                                 --------------
   BANKS 6.0%
   First Horizon National Corp.+                       5,861            244,111
   KeyCorp+                                            4,960            182,528
   Huntington Bancshares, Inc.                         7,352            177,404
   Regions Financial Corp.                             5,023            176,659
   National City Corp.                                 4,930            172,057
   North Fork Bancorporation, Inc.+                    5,757            165,974
   SunTrust Banks, Inc.                                2,157            156,943
   PNC Financial Services Group, Inc.                  1,973            132,803
   AmSouth Bancorp+                                    4,494            121,563
   BB&T Corp.+                                         3,017            118,266
   Wells Fargo & Co.                                   1,625            103,789
   Wachovia Corp.                                      1,788            100,217
   Comerica, Inc.                                      1,536             89,042
   U.S. Bancorp+                                       2,901             88,480
                                                                 --------------

TOTAL BANKS                                                           2,029,836
                                                                 --------------
   REAL ESTATE 2.4%
   Apartment Investment & Management
       Co. -- Class A+                                 5,269            247,116
   Equity Office Properties Trust                      6,602            221,695
   KIMCO Realty Corp.                                  4,250            172,720
   Archstone-Smith Trust                               1,835             89,493

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Equity Residential+                                 1,902     $       88,995
                                                                 --------------

TOTAL REAL ESTATE                                                       820,019
                                                                 --------------
   DIVERSIFIED FINANCIALS 1.9%
   J.P. Morgan Chase & Co.                             7,300            303,972
   Citigroup, Inc.                                     3,905            184,472
   CIT Group, Inc.                                     2,882            154,245
                                                                 --------------

TOTAL DIVERSIFIED FINANCIALS                                            642,689
                                                                 --------------
   THRIFTS & MORTGAGE FINANCE 0.7%
   Washington Mutual, Inc.+                            5,560            236,967
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        236,967
                                                                 --------------
   CAPITAL MARKETS 0.7%
   Morgan Stanley                                      1,907            119,797
   Bear Stearns Cos., Inc.                               787            109,157
                                                                 --------------

TOTAL CAPITAL MARKETS                                                   228,954
                                                                 --------------

TOTAL FINANCIALS                                                      6,813,309
                                                                 --------------
UTILITIES 17.0%
   MULTI-UTILITIES 10.3%
   KeySpan Corp.                                       9,431            385,445
   Dynegy, Inc. -- Class A*+                          65,898            316,310
   Duke Energy Corp.+                                  9,684            282,289
   NiSource, Inc.+                                    13,796            278,955
   Xcel Energy, Inc.+                                 15,180            275,517
   Consolidated Edison, Inc.+                          6,061            263,653
   DTE Energy Co.+                                     6,367            255,253
   CMS Energy Corp.*+                                 18,087            234,227
   PG&E Corp.+                                         5,538            215,428
   Ameren Corp.+                                       3,934            195,992
   CenterPoint Energy, Inc.+                          14,586            174,011
   Sempra Energy                                       3,585            166,559
   Constellation Energy Group, Inc.                    2,672            146,185
   Public Service Enterprise Group,
       Inc.+                                           1,641            105,090
   Dominion Resources, Inc./VA                         1,522            105,064
   TECO Energy, Inc.                                   4,350             70,122
                                                                 --------------

TOTAL MULTI-UTILITIES                                                 3,470,100
                                                                 --------------
   ELECTRIC UTILITIES 5.0%
   Progress Energy, Inc.+                              8,544            375,765

--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   PPL Corp.+                                         10,784     $      317,050
   Pinnacle West Capital Corp.                         5,775            225,803
   American Electric Power Co., Inc.+                  6,358            216,299
   Entergy Corp.                                       2,347            161,802
   Southern Co.+                                       4,274            140,059
   FirstEnergy Corp.+                                  2,774            135,649
   FPL Group, Inc.+                                    3,082            123,711
                                                                 --------------

TOTAL ELECTRIC UTILITIES                                              1,696,138
                                                                 --------------
   GAS UTILITIES 1.7%
   Peoples Energy Corp.+                               8,645            308,108
   Nicor, Inc.+                                        6,781            268,256
                                                                 --------------

TOTAL GAS UTILITIES                                                     576,364
                                                                 --------------

TOTAL UTILITIES                                                       5,742,602
                                                                 --------------
CONSUMER DISCRETIONARY 16.4%
   SPECIALTY RETAIL 3.6%
   OfficeMax, Inc.                                    12,176            367,350
   Circuit City Stores, Inc.+                         14,586            357,065
   AutoNation, Inc.*                                  13,884            299,200
   Limited Brands, Inc.                                7,760            189,810
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                1,213,425
                                                                 --------------
   MULTILINE RETAIL 3.5%
   Dillard's, Inc. -- Class A+                        21,908            570,485
   Big Lots, Inc.*+                                   25,172            351,401
   Federated Department Stores, Inc.+                  2,297            167,681
   Nordstrom, Inc.                                     2,340             91,681
                                                                 --------------

TOTAL MULTILINE RETAIL                                                1,181,248
                                                                 --------------
   HOUSEHOLD DURABLES 2.9%
   Whirlpool Corp.                                     3,311            302,857
   Pulte Homes, Inc.+                                  6,508            250,038
   Newell Rubbermaid, Inc.+                            5,980            150,636
   Snap-On, Inc.                                       3,914            149,202
   Leggett & Platt, Inc.                               5,944            144,855
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                                997,588
                                                                 --------------
   AUTOMOBILES 2.5%
   Ford Motor Co.+                                    57,708            459,355

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   General Motors Corp.+                              17,644     $      375,288
                                                                 --------------

TOTAL AUTOMOBILES                                                       834,643
                                                                 --------------
   AUTO COMPONENTS 1.8%
   Cooper Tire & Rubber Co.+                          23,469            336,545
   Johnson Controls, Inc.                              3,812            289,445
                                                                 --------------

TOTAL AUTO COMPONENTS                                                   625,990
                                                                 --------------
   LEISURE EQUIPMENT & PRODUCTS 1.1%
   Eastman Kodak Co.+                                  9,977            283,746
   Brunswick Corp.                                     1,928             74,922
                                                                 --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      358,668
                                                                 --------------
   TEXTILES & APPAREL 1.0%
   Jones Apparel Group, Inc.                           9,327            329,896
                                                                 --------------

TOTAL TEXTILES & APPAREL                                                329,896
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                          5,541,458
                                                                 --------------
MATERIALS 11.1%
   PAPER & FOREST PRODUCTS 3.6%
   International Paper Co.                            10,018            346,322
   Weyerhaeuser Co.+                                   4,434            321,155
   MeadWestvaco Corp.                                 10,389            283,724
   Louisiana-Pacific Corp.+                           10,072            273,958
                                                                 --------------

TOTAL PAPER & FOREST PRODUCTS                                         1,225,159
                                                                 --------------
   CHEMICALS 3.4%
   Ashland, Inc.+                                      4,996            355,116
   Eastman Chemical Co.                                4,722            241,672
   E.I. du Pont de Nemours and Co.                     2,848            120,214
   Rohm & Haas Co.                                     2,415            118,021
   Engelhard Corp.                                     2,812            111,383
   PPG Industries, Inc.                                1,563             99,016
   Dow Chemical Co.                                    2,203             89,442
                                                                 --------------

TOTAL CHEMICALS                                                       1,134,864
                                                                 --------------
   METALS & MINING 3.0%
   United States Steel Corp.+                          9,087            551,399
   Alcoa, Inc.                                         5,819            177,829
   Nucor Corp.+                                        1,344            140,838

--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Phelps Dodge Corp.                                  1,686     $      135,773
                                                                 --------------

TOTAL METALS & MINING                                                 1,005,839
                                                                 --------------
   CONTAINERS & PACKAGING 1.1%
   Bemis Co.                                           6,429            203,028
   Temple-Inland, Inc.                                 4,042            180,071
                                                                 --------------

TOTAL CONTAINERS & PACKAGING                                            383,099
                                                                 --------------

TOTAL MATERIALS                                                       3,748,961
                                                                 --------------
INDUSTRIALS 10.3%
   MACHINERY 2.8%
   Ingersoll-Rand Co. -- Class A                       6,106            255,170
   Deere & Co.+                                        2,699            213,356
   Caterpillar, Inc.                                   2,840            203,940
   Cummins, Inc.+                                      1,720            180,772
   Navistar International Corp.*                       2,810             77,500
                                                                 --------------

TOTAL MACHINERY                                                         930,738
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES 2.3%
   Allied Waste Industries, Inc.*+                    40,423            494,777
   RR Donnelley & Sons Co.+                            5,273            172,533
   Avery Dennison Corp.                                1,730            101,170
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    768,480
                                                                 --------------
   AEROSPACE & DEFENSE 1.9%
   Northrop Grumman Corp.                              3,823            261,073
   United Technologies Corp.                           4,130            239,416
   Raytheon Co.                                        3,173            145,450
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                               645,939
                                                                 --------------
   AIR FREIGHT & COURIERS 1.6%
   Ryder System, Inc.+                                12,401            555,317
                                                                 --------------

TOTAL AIR FREIGHT & COURIERS                                            555,317
                                                                 --------------
   ROAD & RAIL 1.1%
   Union Pacific Corp.                                 2,352            219,559

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   CSX Corp.                                           2,831     $      169,294
                                                                 --------------

TOTAL ROAD & RAIL                                                       388,853
                                                                 --------------
   BUILDING PRODUCTS 0.3%
   Masco Corp.+                                        3,221            104,650
                                                                 --------------

TOTAL BUILDING PRODUCTS                                                 104,650
                                                                 --------------
   INDUSTRIAL CONGLOMERATES 0.3%
   Textron, Inc.                                       1,017             94,978
                                                                 --------------

TOTAL INDUSTRIAL CONGLOMERATES                                           94,978
                                                                 --------------

TOTAL INDUSTRIALS                                                     3,488,955
                                                                 --------------
CONSUMER STAPLES 9.7%
   FOOD & DRUG RETAILING 4.4%
   Albertson's, Inc.+                                 17,761            455,925
   Supervalu, Inc.+                                   12,488            384,880
   Safeway, Inc.+                                     10,443            262,328
   CVS Corp.                                           7,432            221,994
   Costco Wholesale Corp.+                             3,270            177,103
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                           1,502,230
                                                                 --------------
   FOOD PRODUCTS 2.4%
   Archer-Daniels-Midland Co.                          9,593            322,804
   Tyson Foods, Inc. -- Class A                       19,790            271,915
   ConAgra Foods, Inc.+                                9,480            203,441
                                                                 --------------

TOTAL FOOD PRODUCTS                                                     798,160
                                                                 --------------
   BEVERAGES 2.2%
   Molson Coors Brewing Co. -- Class B                 4,854            333,082
   Coca-Cola Enterprises, Inc.                        13,142            267,308
   Constellation Brands, Inc. --
       Class A*                                        5,474            137,124
                                                                 --------------

TOTAL BEVERAGES                                                         737,514
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   TOBACCO 0.7%
   Reynolds American, Inc.+                            2,370     $      250,035
                                                                 --------------

TOTAL TOBACCO                                                           250,035
                                                                 --------------

TOTAL CONSUMER STAPLES                                                3,287,939
                                                                 --------------
INFORMATION TECHNOLOGY 5.8%
   IT CONSULTING & SERVICES 3.4%
   Unisys Corp.*                                      48,003            330,741
   Computer Sciences Corp.*                            5,950            330,522
   Electronic Data Systems Corp.+                     11,475            307,874
   Sabre Holdings Corp.                                7,545            177,534
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                        1,146,671
                                                                 --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.5%
   Sanmina-SCI Corp.*                                 66,223            271,514
   Solectron Corp.*                                   57,780            231,120
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                502,634
                                                                 --------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 0.6%
   Micron Technology, Inc.*+                          13,596            200,133
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           200,133
                                                                 --------------
   COMMUNICATIONS EQUIPMENT 0.3%
   Andrew Corp.*                                       9,419            115,666
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                          115,666
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                          1,965,104
                                                                 --------------
TELECOMMUNICATION SERVICES 4.6%
   DIVERSIFIED TELECOMMUNICATION SERVICES 4.6%
   Verizon Communications, Inc.                       10,250            349,115
   AT&T, Inc.+                                        10,870            293,925
   BellSouth Corp.+                                    8,177            283,333
   Citizens Communications Co.+                       17,263            229,080
   Qwest Communications
       International, Inc.*+                          32,170            218,756

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   CenturyTel, Inc.+                                   4,289     $      167,786
                                                                 --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          1,541,995
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                      1,541,995
                                                                 --------------
ENERGY 3.3%
   OIL & GAS 3.3%
   ConocoPhillips+                                     7,011            442,745
   Sunoco, Inc.                                        3,896            302,213
   Marathon Oil Corp.+                                 2,924            222,721
   El Paso Corp.                                      13,541            163,169
                                                                 --------------

TOTAL OIL & GAS                                                       1,130,848
                                                                 --------------

TOTAL ENERGY                                                          1,130,848
                                                                 --------------
HEALTH CARE 1.2%
   HEALTH CARE PROVIDERS & SERVICES 1.2%
   WellPoint, Inc.*                                    2,704            209,371
   McKesson Corp.                                      1,943            101,288
   Tenet Healthcare Corp.*+                           13,361             98,604
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  409,263
                                                                 --------------

TOTAL HEALTH CARE                                                       409,263
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $31,578,433)                                                33,670,434
                                                                 --------------
                                                        FACE
                                                      AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.2%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  4.40% due 04/03/06                          $       51,201             51,201
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $51,201)                                                        51,201
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                        FACE             MARKET
                                                      AMOUNT              VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL  22.6%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S.  Bank
                                                   7,654,536     $    7,654,536
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $7,654,536)                                                     7,654,536
                                                                 --------------

TOTAL INVESTMENTS 122.3%
   (Cost $39,284,170)                                            $   41,376,171
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (22.3)%                  $   (7,542,563)
                                                                 --------------
NET ASSETS - 100.0%                                              $   33,833,608

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006.

      REIT - Real Estate Investment Trust.

--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%
HEALTH CARE 26.1%
   HEALTH CARE EQUIPMENT & SUPPLIES 13.2%
   BioLase Technology, Inc.+                          41,963    $       400,747
   Integra LifeSciences Holdings Corp.*                5,596            229,324
   ResMed, Inc.*+                                      4,900            215,502
   Possis Medical, Inc.*                              19,120            194,259
   Biosite, Inc.*+                                     3,360            174,485
   Dionex Corp.*                                       2,219            136,424
   PolyMedica Corp.                                    2,930            124,115
   Sybron Dental Specialties, Inc.*                    2,965            122,277
   SurModics, Inc.*+                                   3,368            119,092
   ICU Medical, Inc.*                                  3,050            110,379
   Immucor, Inc.*                                      3,436             98,579
   American Medical Systems Holdings,
       Inc.*                                           4,324             97,290
   Idexx Laboratories, Inc.*                           1,092             94,305
   Kensey Nash Corp.*+                                 3,012             86,143
   Respironics, Inc.*                                  2,179             84,785
   Cooper Cos., Inc.+                                  1,510             81,585
   Mentor Corp.+                                       1,738             78,749
   ArthroCare Corp.*+                                  1,380             65,992
   Greatbatch, Inc.*                                   2,980             65,292
   Merit Medical Systems, Inc.*                        4,784             57,456
   Diagnostic Products Corp.+                          1,192             56,775
                                                                ---------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                2,693,555
                                                                ---------------
   HEALTH CARE PROVIDERS & SERVICES 9.0%
   Odyssey HealthCare, Inc.*                          14,953            257,341
   Centene Corp.*+                                     8,420            245,611
   Healthways, Inc.*+                                  3,655            186,186
   Sierra Health Services, Inc.*                       3,844            156,451
   Sunrise Senior Living, Inc.*                        3,870            150,814
   United Surgical Partners
       International, Inc.*                            4,175            147,837
   Per-Se Technologies, Inc.*+                         4,600            122,636
   AMERIGROUP Corp.*                                   5,780            121,611
   SFBC International, Inc.*+                          3,750             91,425
   AmSurg Corp.*                                       3,949             89,603
   Cerner Corp.*+                                      1,757             83,370
   Pediatrix Medical Group, Inc.*                        719             73,798
   Amedisys, Inc.*+                                    1,712             59,492

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Dendrite International, Inc.*                       2,802    $        38,247
                                                                ---------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                1,824,422
                                                                ---------------
   PHARMACEUTICALS 3.9%
   Connetics Corp.*+                                  13,916            235,598
   CNS, Inc.                                           8,651            186,343
   Bradley Pharmaceuticals, Inc.*+                    11,367            169,027
   First Horizon Pharmaceutical Corp.*                 4,010            101,092
   Noven Pharmaceuticals, Inc.*                        5,542             99,811
                                                                ---------------

TOTAL PHARMACEUTICALS                                                   791,871
                                                                ---------------

TOTAL HEALTH CARE                                                     5,309,848
                                                                ---------------
CONSUMER DISCRETIONARY 22.8%
   HOTELS, RESTAURANTS & LEISURE 6.8%
   Multimedia Games, Inc.*+                           24,264            361,048
   Shuffle Master, Inc.*+                              8,212            293,497
   Panera Bread Co. -- Class A*                        2,871            215,842
   Papa John's International, Inc.*                    4,762            156,241
   Sonic Corp.*                                        4,149            145,754
   P.F. Chang's China Bistro, Inc.*+                   2,401            118,345
   CEC Entertainment, Inc.*+                           2,685             90,270
                                                                ---------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                   1,380,997
                                                                ---------------
   SPECIALTY RETAIL 6.8%
   Christopher & Banks Corp.                          13,135            304,863
   HOT Topic, Inc.*                                   13,720            198,940
   Select Comfort Corp.*+                              3,845            152,070
   Tractor Supply Co.*                                 2,182            144,754
   Hibbett Sporting Goods, Inc.*                       4,258            140,471
   Children's Place Retail Stores,
       Inc.*+                                          2,109            122,111
   Too, Inc.*                                          3,420            117,477
   Genesco, Inc.*+                                     2,614            101,659
   Guitar Center, Inc.*                                2,013             96,020
                                                                ---------------

TOTAL SPECIALTY RETAIL                                                1,378,365
                                                                ---------------
   LEISURE EQUIPMENT & PRODUCTS 2.6%
   SCP Pool Corp.                                      5,280            247,685
   Nautilus, Inc.+                                     9,750            145,762

--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Polaris Industries, Inc.+                           2,426    $       132,363
                                                                ---------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                      525,810
                                                                ---------------
   HOUSEHOLD DURABLES 1.8%
   NVR, Inc.*+                                           286            211,340
   Meritage Homes Corp.*                               3,020            165,979
                                                                ---------------

TOTAL HOUSEHOLD DURABLES                                                377,319
                                                                ---------------
   COMMERCIAL SERVICES & SUPPLIES 1.8%
   Pre-Paid Legal Services, Inc.+                      5,502            195,211
   Vertrue, Inc.*+                                     4,024            168,203
                                                                ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    363,414
                                                                ---------------
   TEXTILES & APPAREL 1.4%
   K-Swiss, Inc. -- Class A                            5,573            167,970
   Fossil, Inc.*+                                      5,875            109,158
                                                                ---------------

TOTAL TEXTILES & APPAREL                                                277,128
                                                                ---------------
   MEDIA 1.0%
   Advo, Inc.                                          3,508            112,256
   Arbitron, Inc.+                                     3,009            101,764
                                                                ---------------

TOTAL MEDIA                                                             214,020
                                                                ---------------
   AUTOMOBILES 0.6%
   Winnebago Industries, Inc.+                         3,832            116,263
                                                                ---------------

TOTAL AUTOMOBILES                                                       116,263
                                                                ---------------

TOTAL CONSUMER DISCRETIONARY                                          4,633,316
                                                                ---------------
INFORMATION TECHNOLOGY 19.1%
   SOFTWARE 4.9%
   Factset Research Systems, Inc.                      4,960            219,976
   Ansys, Inc.*                                        3,045            164,887
   Internet Security Systems, Inc.*                    6,770            162,345
   Manhattan Associates, Inc.*                         4,775            105,050
   EPIQ Systems, Inc.*+                                5,411            102,809
   Take-Two Interactive Software,
       Inc.*+                                          5,240             97,778
   Quality Systems, Inc.                               2,610             86,391

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Kronos, Inc./MA*                                    1,727    $        64,572
                                                                ---------------

TOTAL SOFTWARE                                                        1,003,808
                                                                ---------------
   IT CONSULTING & SERVICES 4.4%
   Intrado, Inc.*                                      7,840            203,683
   iPayment Holdings, Inc.*                            4,040            173,114
   Talx Corp.                                          5,395            153,650
   eFunds Corp.*                                       5,930            153,231
   Mantech International Corp. --
       Class A*+                                       3,890            129,226
   CACI International, Inc. -- Class A*                1,363             89,617
                                                                ---------------

TOTAL IT CONSULTING & SERVICES                                          902,521
                                                                ---------------
   INTERNET SOFTWARE & SERVICES 4.4%
   j2 Global Communications, Inc.*+                    6,309            296,523
   Websense, Inc.*                                     8,660            238,843
   MIVA, Inc.*+                                       43,253            176,472
   Digital Insight Corp.*                              2,530             92,092
   WebEx Communications, Inc.*                         2,600             87,542
                                                                ---------------

TOTAL INTERNET SOFTWARE & SERVICES                                      891,472
                                                                ---------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.7%
   Scansource, Inc.*                                   3,146            190,050
   Flir Systems, Inc.*+                                6,508            184,892
   Daktronics, Inc.+                                   3,963            144,650
   Mercury Computer Systems, Inc.*                     1,746             28,285
                                                                ---------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                547,877
                                                                ---------------
   COMPUTERS & PERIPHERALS 2.4%
   Komag, Inc.*+                                       4,480            213,248
   Synaptics, Inc.*                                    6,977            153,424
   NEOWARE SYSTEMS INC*                                3,870            114,630
                                                                ---------------

TOTAL COMPUTERS & PERIPHERALS                                           481,302
                                                                ---------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT 0.3%
   Comtech Telecommunications Corp.*                   2,090    $        60,965
                                                                ---------------

TOTAL COMMUNICATIONS EQUIPMENT                                           60,965
                                                                ---------------

TOTAL INFORMATION TECHNOLOGY                                          3,887,945
                                                                ---------------
ENERGY 10.3%
   OIL & GAS 7.9%
   Frontier Oil Corp.+                                 5,598            332,241
   Remington Oil & Gas Corp.*                          5,210            225,176
   St. Mary Land & Exploration Co.+                    5,300            216,399
   Stone Energy Corp.*                                 3,330            146,953
   World Fuel Services Corp.                           3,560            143,966
   Penn Virginia Corp.                                 1,950            138,450
   Petroleum Development Corp.*                        2,826            128,187
   Cimarex Energy Co.+                                 2,530            109,448
   Swift Energy Co.*+                                  2,810            105,263
   Cabot Oil & Gas Corp.                               1,551             74,340
                                                                ---------------

TOTAL OIL & GAS                                                       1,620,423
                                                                ---------------
   ENERGY EQUIPMENT & SERVICES 2.4%
   W-H Energy Services, Inc.*                          3,190            141,923
   Unit Corp.*                                         1,784             99,458
   Hydril Co.*                                         1,204             93,852
   Helix Energy Solutions Group,
       Inc.*+                                          2,206             83,607
   CARBO Ceramics, Inc.                                1,193             67,894
                                                                ---------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       486,734
                                                                ---------------

TOTAL ENERGY                                                          2,107,157
                                                                ---------------
FINANCIALS 8.5%
   BANKS 2.5%
   Nara Bancorp, Inc.                                  9,757            171,235
   PrivateBancorp, Inc.+                               2,907            120,611
   Wintrust Financial Corp.                            1,440             83,765
   UCBH Holdings, Inc.+                                4,423             83,683
   East-West Bancorp, Inc.                             1,525             58,789
                                                                ---------------

TOTAL BANKS                                                             518,083
                                                                ---------------
   THRIFTS & MORTGAGE FINANCE 2.1%
   Fremont General Corp.+                             10,320            222,499

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Flagstar Bancorp, Inc.+                            13,195    $       199,245
                                                                ---------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        421,744
                                                                ---------------
   INSURANCE 1.4%
   Hilb Rogal & Hobbs Co.                              3,730            153,751
   Philadelphia Consolidated Holding
       Co.*                                            3,659            124,918
                                                                ---------------

TOTAL INSURANCE                                                         278,669
                                                                ---------------
   DIVERSIFIED FINANCIALS 1.2%
   Portfolio Recovery Associates,
       Inc.*                                           5,370            251,477
                                                                ---------------

TOTAL DIVERSIFIED FINANCIALS                                            251,477
                                                                ---------------
   CAPITAL MARKETS 0.8%
   Investment Technology Group, Inc.*                  3,140            156,372
                                                                ---------------

TOTAL CAPITAL MARKETS                                                   156,372
                                                                ---------------
   CONSUMER FINANCE 0.5%
   World Acceptance Corp.*                             4,180            114,532
                                                                ---------------

TOTAL CONSUMER FINANCE                                                  114,532
                                                                ---------------

TOTAL FINANCIALS                                                      1,740,877
                                                                ---------------
INDUSTRIALS 7.9%
   COMMERCIAL SERVICES & SUPPLIES 2.1%
   Coinstar, Inc.*                                    12,755            330,482
   Waste Connections, Inc.*+                           2,729            108,642
                                                                ---------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    439,124
                                                                ---------------
   AEROSPACE & DEFENSE 2.1%
   Ceradyne, Inc.*                                     5,165            257,734
   Curtiss-Wright Corp.                                1,690            111,878
   Gencorp, Inc.*                                      2,444             50,224
                                                                ---------------

TOTAL AEROSPACE & DEFENSE                                               419,836
                                                                ---------------
   ROAD & RAIL 1.9%
   Landstar System, Inc.                               3,635            160,376
   Knight Transportation, Inc.+                        6,803            134,359

--------------------------------------------------------------------------------

VARIABLE ANNUITY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
--------------------------------------------------------------------------------
   Heartland Express, Inc.+                            4,330    $        94,351
                                                                ---------------

TOTAL ROAD & RAIL                                                       389,086
                                                                ---------------
   MACHINERY 0.9%
   EnPro Industries, Inc.*                             2,930            100,499
   ASV, Inc.*+                                         2,647             85,286
                                                                ---------------

TOTAL MACHINERY                                                         185,785
                                                                ---------------
   AIR FREIGHT & COURIERS 0.5%
   Forward Air Corp.                                   2,658             99,117
                                                                ---------------

TOTAL AIR FREIGHT & COURIERS                                             99,117
                                                                ---------------
   BUILDING PRODUCTS 0.4%
   Simpson Manufacturing Co., Inc.                     1,918             83,049
                                                                ---------------

TOTAL BUILDING PRODUCTS                                                  83,049
                                                                ---------------

TOTAL INDUSTRIALS                                                     1,615,997
                                                                ---------------
CONSUMER STAPLES 3.4%
   BEVERAGES 1.5%
   Hansen Natural Corp.*+                              2,400            302,520
                                                                ---------------

TOTAL BEVERAGES                                                         302,520
                                                                ---------------
   PERSONAL PRODUCTS 1.3%
   USANA Health Sciences, Inc.*+                       3,530            147,271
   NBTY, Inc.*                                         5,640            127,013
                                                                ---------------

TOTAL PERSONAL PRODUCTS                                                 274,284
                                                                ---------------
   FOOD PRODUCTS 0.6%
   Delta & Pine Land Co.                               2,617             78,929
   Peet's Coffee & Tea, Inc.*                          1,450             43,500
                                                                ---------------

TOTAL FOOD PRODUCTS                                                     122,429
                                                                ---------------

TOTAL CONSUMER STAPLES                                                  699,233
                                                                ---------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
MATERIALS 1.4%
   CONSTRUCTION MATERIALS 1.4%
   Headwaters, Inc.*+                                  6,901   $        274,591
                                                                ---------------

TOTAL CONSTRUCTION MATERIALS                                            274,591
                                                                ---------------

TOTAL MATERIALS                                                         274,591
                                                                ---------------

TOTAL COMMON STOCKS
   (Cost $17,102,458)                                                20,268,964
                                                                ---------------

                                                        FACE
                                                      AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
  4.40% due 04/03/06                            $    101,649            101,649
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $101,649)                                                      101,649
                                                                ---------------
SECURITIES LENDING COLLATERAL 15.6%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank                             3,165,681
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,165,681)                                                     3,165,681
                                                                ---------------
TOTAL INVESTMENTS 115.6%
   (Cost $20,369,788)                                           $    23,536,294
                                                                ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (15.6)%                                                      $    (3,168,455)
                                                                ---------------
NET ASSETS - 100.0%                                             $    20,367,839

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006.

--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.5%
CONSUMER DISCRETIONARY 29.9%
   SPECIALTY RETAIL 14.5%
   Aeropostale, Inc.*+                                16,697     $      503,581
   Chico's FAS, Inc.*                                 11,579            470,571
   GameStop Corp. -- Class A*+                         9,300            438,402
   Abercrombie & Fitch Co. -- Class A                  4,997            291,325
   Ross Stores, Inc.                                   9,040            263,878
   Advance Auto Parts, Inc.                            5,530            230,269
   Petsmart, Inc.+                                     8,123            228,581
   Pacific Sunwear of California,
       Inc.*+                                          9,436            209,102
   American Eagle Outfitters, Inc.+                    6,913            206,422
   Williams-Sonoma, Inc.*+                             4,577            194,065
   Urban Outfitters, Inc.*                             5,710            140,123
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                3,176,319
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES 6.0%
   Corinthian Colleges, Inc.*                         26,161            376,718
   ITT Educational Services, Inc.*                     5,648            361,754
   Career Education Corp.*+                            7,842            295,879
   Education Management Corp.*                         6,488            269,901
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,304,252
                                                                 --------------
   HOUSEHOLD DURABLES 4.1%
   Ryland Group, Inc.+                                 3,695            256,433
   Hovnanian Enterprises, Inc. --
       Class A*                                        5,635            247,546
   M.D.C. Holdings, Inc.+                              3,610            232,159
   Toll Brothers, Inc.*+                               4,705            162,934
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                                899,072
                                                                 --------------
   HOTELS, RESTAURANTS & LEISURE 2.6%
   GTECH Holdings Corp.                                6,132            208,795
   Cheesecake Factory, Inc.*+                          5,099            190,958
   Applebee's International, Inc.                      6,935            170,254
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     570,007
                                                                 --------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   TEXTILES & APPAREL 1.1%
   Timberland Co. -- Class A*                          7,030     $      240,637
                                                                 --------------

TOTAL TEXTILES & APPAREL                                                240,637
                                                                 --------------
   AUTOMOBILES 1.1%
   Thor Industries, Inc.+                              4,380            233,717
                                                                 --------------

TOTAL AUTOMOBILES                                                       233,717
                                                                 --------------
   MEDIA 0.5%
   Catalina Marketing Corp.+                           4,582            105,844
                                                                 --------------

TOTAL MEDIA                                                             105,844
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                          6,529,848
                                                                 --------------
INFORMATION TECHNOLOGY 21.5%
   IT CONSULTING & SERVICES 7.4%
   Cognizant Technology Solutions Corp.*               7,937            472,172
   Anteon International Corp.*                         4,458            243,228
   Fidelity National Information
       Services, Inc.                                  5,734            232,514
   CSG Systems International, Inc.*                    8,360            194,454
   DST Systems, Inc.*+                                 2,880            166,867
   BISYS Group, Inc.*                                 11,390            153,537
   Alliance Data Systems Corp.*                        3,248            151,909
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                        1,614,681
                                                                 --------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 4.6%
   Silicon Laboratories, Inc.*+                        7,055            387,672
   Cree, Inc.*+                                       11,739            385,157
   Cabot Microelectronics Corp.*+                      6,550            243,005
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                         1,015,834
                                                                 --------------
   COMPUTERS & PERIPHERALS 2.8%
   Western Digital Corp.*                             19,990            388,406
   Sandisk Corp.*+                                     3,990            229,505
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                           617,911
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
--------------------------------------------------------------------------------
   SOFTWARE 2.5%
   Macrovision Corp.*                                  7,760     $      171,884
   Jack Henry & Associates, Inc.                       6,539            149,547
   McAfee, Inc.*+                                      3,140             76,396
   Activision, Inc.*+                                  5,290             72,949
   Fair Isaac Corp.                                    1,670             66,166
                                                                 --------------

TOTAL SOFTWARE                                                          536,942
                                                                 --------------
   COMMUNICATIONS EQUIPMENT 2.0%
   Plantronics, Inc.                                   6,633            235,007
   F5 Networks, Inc.*                                  2,737            198,405
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                          433,412
                                                                 --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.8%
   CDW Corp.+                                          3,453            203,209
   Amphenol Corp. -- Class A                           3,557            185,604
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                388,813
                                                                 --------------
   OFFICE ELECTRONICS 0.4%
   Zebra Technologies Corp. -- Class A*                1,854             82,911
                                                                 --------------

TOTAL OFFICE ELECTRONICS                                                 82,911
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                          4,690,504
                                                                 --------------
HEALTH CARE 15.4%
   HEALTH CARE EQUIPMENT & SUPPLIES 4.9%
   Cytyc Corp.*                                       12,907            363,719
   Gen-Probe, Inc.*                                    4,160            229,299
   DENTSPLY International, Inc.                        3,113            181,021
   Intuitive Surgical, Inc.*+                          1,390            164,020
   Beckman Coulter, Inc.                               2,443            133,315
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                1,071,374
                                                                 --------------
   HEALTH CARE PROVIDERS & SERVICES 4.1%
   Lincare Holdings, Inc.*                             5,328            207,579
   Apria Healthcare Group, Inc.*                       8,620            198,088
   Pharmaceutical Product
       Development, Inc.                               4,550            157,475

                                                                         MARKET
                                                      SHARES              VALUE
--------------------------------------------------------------------------------
   Community Health Systems, Inc.*                     3,500     $      126,525
   Medicis Pharmaceutical Corp. --
       Class A                                         3,690            120,294
   LifePoint Hospitals, Inc.*+                         3,235            100,609
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  910,570
                                                                 --------------
   PHARMACEUTICALS 3.5%
   Par Pharmaceutical Cos., Inc.*+                    14,630            412,273
   Sepracor, Inc.*+                                    7,116            347,332
                                                                 --------------

TOTAL PHARMACEUTICALS                                                   759,605
                                                                 --------------
   BIOTECHNOLOGY 2.9%
   Cephalon, Inc.*+                                    5,324            320,771
   Techne Corp.*+                                      2,380            143,133
   Invitrogen Corp.*+                                  1,280             89,766
   Martek Biosciences Corp.*+                          2,390             78,464
                                                                 --------------

TOTAL BIOTECHNOLOGY                                                     632,134
                                                                 --------------

TOTAL HEALTH CARE                                                     3,373,683
                                                                 --------------
INDUSTRIALS 14.7%
   COMMERCIAL SERVICES & SUPPLIES 4.8%
   Corporate Executive Board Co.                       4,370            440,933
   Stericycle, Inc.*                                   3,320            224,498
   Copart, Inc.*                                       7,478            205,271
   Rollins, Inc.                                       5,724            115,854
   ChoicePoint, Inc.*                                  1,649             73,793
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                  1,060,349
                                                                 --------------
   AIRLINES 3.3%
   AirTran Holdings, Inc.*+                           24,280            439,711
   JetBlue Airways Corp.*+                            25,698            275,482
                                                                 --------------

TOTAL AIRLINES                                                          715,193
                                                                 --------------
   AIR FREIGHT & COURIERS 2.3%
   Expeditors International
       Washington, Inc.+                               3,346            289,061

--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   CH Robinson Worldwide, Inc.                         4,248     $      208,534
                                                                 --------------

TOTAL AIR FREIGHT & COURIERS                                            497,595
                                                                 --------------
   MACHINERY 1.5%
   Graco, Inc.+                                        5,052            229,512
   Donaldson Co., Inc.+                                3,282            110,899
                                                                 --------------

TOTAL MACHINERY                                                         340,411
                                                                 --------------
   AEROSPACE & DEFENSE 1.3%
   Alliant Techsystems, Inc.*+                         3,577            276,037
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                               276,037
                                                                 --------------
   TRADING COMPANIES & DISTRIBUTORS 0.8%
   Fastenal Co.+                                       3,732            176,673
                                                                 --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                  176,673
                                                                 --------------
   CONSTRUCTION & ENGINEERING 0.7%
   Jacobs Engineering Group, Inc.*                     1,825            158,301
                                                                 --------------

TOTAL CONSTRUCTION & ENGINEERING                                        158,301
                                                                 --------------

TOTAL INDUSTRIALS                                                     3,224,559
                                                                 --------------
ENERGY 8.6%
   OIL & GAS 7.5%
   Denbury Resources, Inc.*+                          11,360            359,771
   Pogo Producing Co.+                                 5,930            297,982
   Newfield Exploration Co.*+                          5,790            242,601
   Western Gas Resources, Inc.+                        4,960            239,320
   Plains Exploration & Production Co.*                3,660            141,422
   Southwestern Energy Co.*                            4,150            133,589
   Pioneer Natural Resources Co.+                      2,720            120,360
   Noble Energy, Inc.+                                 2,400            105,408
                                                                 --------------

TOTAL OIL & GAS                                                       1,640,453
                                                                 --------------
   ENERGY EQUIPMENT & SERVICES 1.1%
   Patterson-UTI Energy, Inc.                          3,996            127,712

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Grant Prideco, Inc.*+                               2,596    $       111,213
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       238,925
                                                                 --------------

TOTAL ENERGY                                                          1,879,378
                                                                 --------------
FINANCIALS 8.5%
   CAPITAL MARKETS 5.2%
   Investors Financial Services
       Corp.+                                          6,523            305,733
   Eaton Vance Corp.                                   9,364            256,386
   SEI Investments Co.                                 6,307            255,623
   Waddell & Reed Financial, Inc. --
       Class A+                                        9,821            226,865
   Legg Mason, Inc.                                      675             84,598
                                                                 --------------

TOTAL CAPITAL MARKETS                                                 1,129,205
                                                                 --------------
   INSURANCE 1.8%
   Brown & Brown, Inc.                                11,874            394,217
                                                                 --------------

TOTAL INSURANCE                                                         394,217
                                                                 --------------
   BANKS 0.8%
   Commerce Bancorp, Inc./NJ+                          4,600            168,590
                                                                 --------------

TOTAL BANKS                                                             168,590
                                                                 --------------
   THRIFTS & MORTGAGE FINANCE 0.7%
   Radian Group, Inc.+                                 2,670            160,867
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        160,867
                                                                 --------------

TOTAL FINANCIALS                                                      1,852,879
                                                                 --------------
CONSUMER STAPLES 0.9%
   HOUSEHOLD PRODUCTS 0.9%
   Energizer Holdings, Inc.*                           2,037            107,961
   Church & Dwight Co., Inc.                           2,169             80,080
                                                                 --------------

TOTAL HOUSEHOLD PRODUCTS                                                188,041
                                                                 --------------

TOTAL CONSUMER STAPLES                                                  188,041
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $18,737,808)                                                21,738,892
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                        FACE             MARKET
                                                      AMOUNT              VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at  4.40%
due 04/03/06                                     $   102,501     $      102,501
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $102,501)                                                      102,501
                                                                 --------------
SECURITIES LENDING COLLATERAL 22.2%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank          4,851,617          4,851,617
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,851,617)                                                     4,851,617
                                                                 --------------
TOTAL INVESTMENTS 122.2%
  (Cost $23,691,926)                                             $   26,693,010
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (22.2)%                  $   (4,840,670)
                                                                 --------------
NET ASSETS - 100.0%                                              $   21,852,340

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006.

--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS  99.5%
CONSUMER DISCRETIONARY 27.0%
   SPECIALTY RETAIL 6.5%
   AutoZone, Inc.*                                     2,764     $      275,543
   TJX Cos., Inc.                                      9,853            244,551
   Bed Bath & Beyond, Inc.*+                           5,453            209,395
   Best Buy Co., Inc.+                                 3,589            200,733
   Lowe's Cos., Inc.+                                  2,074            133,649
   Home Depot, Inc.+                                   2,867            121,274
   RadioShack Corp.                                    4,739             91,131
   Tiffany & Co.                                       1,782             66,896
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                1,343,172
                                                                 --------------
   HOUSEHOLD DURABLES 5.4%
   Black & Decker Corp.+                               2,817            244,769
   Lennar Corp. -- Class A                             3,780            228,236
   D.R. Horton, Inc.                                   5,900            195,998
   Centex Corp.                                        2,650            164,274
   Fortune Brands, Inc.                                1,925            155,213
   Harman International Industries,
       Inc.+                                           1,060            117,798
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                              1,106,288
                                                                 --------------
   HOTELS, RESTAURANTS & LEISURE 4.9%
   International Game Technology, Inc.                10,517            370,409
   Starbucks Corp.*                                    6,254            235,400
   Darden Restaurants, Inc.                            3,190            130,886
   Yum! Brands, Inc.                                   2,222            108,567
   Wendy's International, Inc.                         1,509             93,648
   Starwood Hotels & Resorts
       Worldwide, Inc.                                   990             67,053
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                   1,005,963
                                                                 --------------
   TEXTILES & APPAREL 2.0%
   Coach, Inc.*                                        7,386            255,408
   Liz Claiborne, Inc.+                                2,570            105,319
   Nike, Inc. -- Class B+                                701             59,655
                                                                 --------------

TOTAL TEXTILES & APPAREL                                                420,382
                                                                 --------------
   MEDIA 2.0%
   Omnicom Group, Inc.+                                1,396            116,217
   Clear Channel Communications, Inc.+                 3,870            112,269
   Dow Jones & Co., Inc.+                              2,761            108,507

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Univision Communications, Inc. --                   2,310     $       79,626
       Class A*+
                                                                 --------------

TOTAL MEDIA                                                             416,619
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES 1.9%
   Apollo Group, Inc. -- Class A*+                     4,024            211,300
   H&R Block, Inc.                                     8,133            176,080
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    387,380
                                                                 --------------
   MULTILINE RETAIL 1.5%
   Kohl's Corp.*+                                      3,012            159,666
   Sears Holdings Corp.*                                 629             83,179
   Target Corp.                                        1,189             61,840
                                                                 --------------

TOTAL MULTILINE RETAIL                                                  304,685
                                                                 --------------
   INTERNET & CATALOG RETAIL 1.1%
   Amazon.com, Inc.*+                                  6,524            238,191
                                                                 --------------

TOTAL INTERNET & CATALOG RETAIL                                         238,191
                                                                 --------------
   AUTOMOBILES 1.0%
   Harley-Davidson, Inc.+                              3,816            197,974
                                                                 --------------

TOTAL AUTOMOBILES                                                       197,974
                                                                 --------------
   AUTO COMPONENTS 0.7%
   Goodyear Tire & Rubber Co.*+                       10,654            154,270
                                                                 --------------

TOTAL AUTO COMPONENTS                                                   154,270
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                          5,574,924
                                                                 --------------
HEALTH CARE 26.1%
   HEALTH CARE PROVIDERS & SERVICES 10.6%
   Express Scripts, Inc.*+                             3,222            283,214
   AmerisourceBergen Corp.                             5,300            255,831
   UnitedHealth Group, Inc.                            4,035            225,395
   Coventry Health Care, Inc.*+                        3,740            201,885
   Manor Care, Inc.+                                   4,170            184,939
   Humana, Inc.*+                                      3,090            162,689
   Caremark Rx, Inc.*+                                 3,280            161,310
   Cardinal Health, Inc.+                              2,000            149,040

--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   IMS Health, Inc.+                                   5,490     $      141,477
   Quest Diagnostics, Inc.+                            2,505            128,507
   Patterson Cos., Inc.*+                              3,500            123,200
   Health Management Associates, Inc.
       -- Class A+                                     5,270            113,674
   Laboratory Corporation of America
       Holdings*+                                        890             52,047
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                2,183,208
                                                                 --------------
   HEALTH CARE EQUIPMENT & SUPPLIES 8.3%
   Fisher Scientific International,
       Inc.*+                                          3,680            250,424
   Zimmer Holdings, Inc.*                              3,218            217,537
   Stryker Corp.+                                      4,337            192,303
   Hospira, Inc.*                                      4,650            183,489
   Guidant Corp.                                       2,309            180,240
   Waters Corp.*+                                      3,364            145,157
   Biomet, Inc.+                                       3,558            126,380
   St. Jude Medical, Inc.*                             2,566            105,206
   Medtronic, Inc.                                     2,006            101,804
   Boston Scientific Corp.*+                           3,978             91,693
   Millipore Corp.*+                                     917             66,996
   Becton, Dickinson & Co.                               965             59,425
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                1,720,654
                                                                 --------------
   PHARMACEUTICALS 5.6%
   Forest Laboratories, Inc.*                          6,151            274,519
   Barr Pharmaceuticals, Inc.*                         3,010            189,570
   King Pharmaceuticals, Inc.*+                        9,250            159,562
   Mylan Laboratories, Inc.+                           5,180            121,212
   Schering-Plough Corp.                               4,793             91,019
   Pfizer, Inc.                                        3,550             88,466
   Johnson & Johnson, Inc.                             1,222             72,367
   Wyeth                                               1,258             61,038
   Eli Lilly & Co.+                                      994             54,968
   Watson Pharmaceuticals, Inc.*                       1,740             50,008
                                                                 --------------

TOTAL PHARMACEUTICALS                                                 1,162,729
                                                                 --------------
   BIOTECHNOLOGY 1.6%
   Gilead Sciences, Inc.*                              1,814            112,867
   Chiron Corp.*                                       1,750             80,168
   Medimmune, Inc.*+                                   1,917             70,124

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Amgen, Inc.*+                                         863     $       62,783
                                                                 --------------

TOTAL BIOTECHNOLOGY                                                     325,942
                                                                 --------------

TOTAL HEALTH CARE                                                     5,392,533
                                                                 --------------
INFORMATION TECHNOLOGY 16.8%
   INTERNET SOFTWARE & SERVICES 4.0%
   Google, Inc. -- Class A*                              850            331,500
   eBay, Inc.*+                                        6,059            236,664
   Yahoo!, Inc.*+                                      5,320            171,623
   VeriSign, Inc.*+                                    3,440             82,526
                                                                 --------------

TOTAL INTERNET SOFTWARE & SERVICES                                      822,313
                                                                 --------------
   SOFTWARE 4.0%
   Adobe Systems, Inc.*+                               5,549            193,771
   Citrix Systems, Inc.*+                              4,268            161,757
   Oracle Corp.*                                       9,318            127,564
   Electronic Arts, Inc.*+                             2,283            124,926
   Symantec Corp.*                                     4,731             79,623
   Microsoft Corp.                                     2,676             72,814
   Intuit, Inc.*+                                      1,138             60,530
                                                                 --------------

TOTAL SOFTWARE                                                          820,985
                                                                 --------------
   COMPUTERS & PERIPHERALS 3.4%
   QLogic Corp.*+                                      9,310            180,149
   Dell, Inc.*+                                        5,937            176,685
   Network Appliance, Inc.*+                           4,431            159,649
   Lexmark International, Inc.*+                       2,693            122,208
   International Business Machines
       Corp.                                             825             68,038
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                           706,729
                                                                 --------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.8%
   Nvidia Corp.*+                                      7,780            445,483
   Maxim Integrated Products, Inc.                     1,763             65,495
   Broadcom Corp. -- Class A*                          1,325             57,187
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           568,165
                                                                 --------------
   IT CONSULTING & SERVICES 2.0%
   First Data Corp.+                                   3,591            168,131

--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Affiliated Computer Services, Inc.                  2,300     $      137,218
       -- Class A*
   Fiserv, Inc.*+                                      2,650            112,757
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                          418,106
                                                                 --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.4%
   Jabil Circuit, Inc.*                                1,770             75,862
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 75,862
                                                                 --------------
   COMMUNICATIONS EQUIPMENT 0.2%
   Cisco Systems, Inc.*                                2,400             52,008
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                           52,008
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                          3,464,168
                                                                 --------------
FINANCIALS 8.3%
   THRIFTS & MORTGAGE FINANCE 3.1%
   Countrywide Financial Corp.+                        6,470            237,449
   Freddie Mac                                         3,190            194,590
   MGIC Investment Corp.                               1,950            129,929
   Golden West Financial Corp.+                        1,300             88,270
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        650,238
                                                                 --------------
   CONSUMER FINANCE 2.2%
   Capital One Financial Corp.+                        2,670            214,988
   SLM Corp.                                           3,602            187,088
   American Express Co.                                  907             47,663
                                                                 --------------

TOTAL CONSUMER FINANCE                                                  449,739
                                                                 --------------
   CAPITAL MARKETS 1.6%
   Federated Investors, Inc. -- Class B                5,649            220,593
   Janus Capital Group, Inc.+                          4,550            105,424
                                                                 --------------

TOTAL CAPITAL MARKETS                                                   326,017
                                                                 --------------
   INSURANCE 1.4%
   Progressive Corp.                                   1,620            168,901

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Ambac Financial Group, Inc.                         1,560     $      124,176
                                                                 --------------

TOTAL INSURANCE                                                         293,077
                                                                 --------------

TOTAL FINANCIALS                                                      1,719,071
                                                                 --------------
CONSUMER STAPLES 7.9%
   FOOD PRODUCTS 2.6%
   General Mills, Inc.+                                3,355            170,031
   Campbell Soup Co.                                   3,899            126,328
   Kellogg Co.                                         2,202             96,976
   McCormick & Co., Inc.                               2,427             82,178
   WM Wrigley Jr Co.                                     917             58,688
                                                                 --------------

TOTAL FOOD PRODUCTS                                                     534,201
                                                                 --------------
   FOOD & DRUG RETAILING 1.9%
   Sysco Corp.+                                        3,572            114,483
   Wal-Mart Stores, Inc.                               2,255            106,526
   Walgreen Co.                                        2,288             98,681
   Whole Foods Market, Inc.+                           1,150             76,406
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                             396,096
                                                                 --------------
   HOUSEHOLD PRODUCTS 1.8%
   Clorox Co.                                          2,541            152,079
   Colgate-Palmolive Co.                               2,658            151,772
   Procter & Gamble Co.                                1,185             68,279
                                                                 --------------

TOTAL HOUSEHOLD PRODUCTS                                                372,130
                                                                 --------------
   BEVERAGES 1.0%
   Anheuser-Busch Cos., Inc.+                          3,644            155,854
   PepsiCo, Inc.                                         976             56,403
                                                                 --------------

TOTAL BEVERAGES                                                         212,257
                                                                 --------------
   TOBACCO 0.6%
   UST, Inc.+                                          2,799            116,439
                                                                 --------------

TOTAL TOBACCO                                                           116,439
                                                                 --------------

TOTAL CONSUMER STAPLES                                                1,631,123
                                                                 --------------
ENERGY 7.8%
   OIL & GAS 7.1%
   XTO Energy, Inc.                                    7,574            329,999
   Devon Energy Corp.                                  4,070            248,962


--------------------------------------------------------------------------------

VARIABLE ANNUITY LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Anadarko Petroleum Corp.+                           1,970     $      198,990
   Valero Energy Corp.                                 3,260            194,883
   Apache Corp.                                        2,740            179,497
   Chesapeake Energy Corp.+                            5,090            159,877
   EOG Resources, Inc.+                                2,173            156,456
                                                                 --------------

TOTAL OIL & GAS                                                       1,468,664
                                                                 --------------
   ENERGY EQUIPMENT & SERVICES 0.7%
   BJ Services Co.+                                    2,668             92,313
   Nabors Industries Ltd.*+                              640             45,811
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                       138,124
                                                                 --------------

TOTAL ENERGY                                                          1,606,788
                                                                 --------------
INDUSTRIALS 3.6%
   COMMERCIAL SERVICES & SUPPLIES 1.5%
   Cendant Corp.                                      10,380            180,093
   Equifax, Inc.                                       1,616             60,180
   Cintas Corp.+                                       1,370             58,389
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    298,662
                                                                 --------------
   AEROSPACE & DEFENSE 1.2%
   L-3 Communications Holdings, Inc.                   1,630            139,838
   General Dynamics Corp.                              1,800            115,164
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                               255,002
                                                                 --------------
   MACHINERY 0.9%
   ITT Industries, Inc.                                1,780            100,071
   Danaher Corp.+                                      1,276             81,090
                                                                 --------------

TOTAL MACHINERY                                                         181,161
                                                                 --------------

TOTAL INDUSTRIALS                                                       734,825
                                                                 --------------
MATERIALS 2.0%
   CONTAINERS & PACKAGING 1.0%
   Ball Corp.                                          4,897            214,636
                                                                 --------------

TOTAL CONTAINERS & PACKAGING                                            214,636
                                                                 --------------
   CHEMICALS 1.0%
   Ecolab, Inc.+                                       3,235            123,577

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Sigma-Aldrich Corp.+                                1,241       $     81,645
                                                                 --------------

TOTAL CHEMICALS                                                         205,222
                                                                 --------------

TOTAL MATERIALS                                                         419,858
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $19,177,416)                                                20,543,290
                                                                 --------------

                                                        FACE
                                                      AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.7%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  4.40% due 04/03/06                              $  135,631            135,631
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $135,631)                                                      135,631
                                                                 --------------
SECURITIES LENDING COLLATERAL  22.3%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S.
       Bank                                        4,608,504          4,608,504
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,608,504)                                                     4,608,504
                                                                 --------------

TOTAL INVESTMENTS 122.5%
   (Cost $23,921,551)                                            $   25,287,425
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (22.5)%                                                       $   (4,641,708)
                                                                 --------------
NET ASSETS - 100.0%                                              $   20,645,717

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006.

--------------------------------------------------------------------------------

VARIABLE ANNUITY STRENGTHENING DOLLAR FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                        FACE             MARKET
                                                      AMOUNT              VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 17.5%
Federal Home Loan Bank*
   4.53% due 04/03/06                           $    200,000    $       200,000
Freddie Mac*
   4.58% due 04/04/06                                100,000             99,987
                                                                ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $299,987)                                                      299,987
                                                                ---------------
REPURCHASE AGREEMENTS 90.7%
Collateralized by U.S. Treasury
Obligations

UBS Financial Services, Inc. at
  4.53% due 04/03/06                                 266,304            266,304
Credit Suisse at 4.50% due 04/03/06                  534,643            534,643
Lehman Brothers, Inc. at 4.40% due                   218,114            218,114
  04/03/06
Morgan Stanley at 4.40% due 04/03/06                 266,304            266,304
Citigroup, Inc. at  4.15% due 04/03/06               266,304            266,304
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,551,669)                                                  1,551,669
                                                                ---------------
TOTAL INVESTMENTS 108.2%
   (Cost $1,851,656)                                            $     1,851,656
                                                                ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (8.2)%                                                       $     (139,996)
                                                                ---------------
NET ASSETS - 100.0%                                             $     1,711,660

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                       UNITS               LOSS
-------------------------------------------------------------------------------
CURRENCY INDEX SWAP AGREEMENT
May 2006 U.S. Dollar Index Swap,
Maturing 5/31/06
   (Notional Market Value $3,423,770)                 38,280    $       (68,902)
                                                                ---------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on U.S. Dollar Index +/- financing at a variable rate.

--------------------------------------------------------------------------------

VARIABLE ANNUITY WEAKENING DOLLAR FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                         FACE             MARKET
                                                       AMOUNT              VALUE
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES 9.3%
Federal Home Loan Bank*
   4.53% due 04/03/06                           $     200,000    $       200,000
Freddie Mac*
   4.58% due 04/04/06                                 300,000            299,962
                                                                 ---------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $499,962)                                                       499,962
                                                                 ---------------
REPURCHASE AGREEMENTS 89.6%
Collateralized by U.S. Treasury
   Obligations

UBS Financial Services, Inc. at 4.53%
   due 04/03/06                                       837,984            837,984
Credit Suisse at 4.50% due 04/03/06                 1,631,476          1,631,476
Lehman Brothers, Inc. at 4.40% due                    686,348            686,348
   04/03/06
Morgan Stanley at 4.40% due 04/03/06                  837,984            837,984
Citigroup, Inc. at 4.15% due 04/03/06                 837,984            837,984
                                                                 ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $4,831,776)                                                   4,831,776
                                                                 ---------------
TOTAL INVESTMENTS 98.9%
   (Cost $5,331,738)                                             $     5,331,738
                                                                 ---------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%                     $        57,025
                                                                 ---------------
NET ASSETS - 100.0%                                              $     5,388,763

--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                    CONTRACTS               GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
June 2006 U.S. Dollar Index
Futures Contracts
   (Aggregate Market Value of
   Contracts $89,390)                                       1    $           715
                                                                 ---------------

                                                        UNITS
--------------------------------------------------------------------------------
CURRENCY INDEX SWAP AGREEMENT SOLD SHORT
May 2006 U.S. Dollar Index Swap,
Maturing 05/31/06**
   (Notional Market Value $10,850,524)                121,316    $       147,717
                                                                 ---------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**    Price Return based on U.S. Dollar Index +/- financing at a variable rate.

VARIABLE ANNUITY CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS  95.4%
FINANCIALS 20.0%
   INSURANCE 9.7%
   American International Group, Inc.                     200     $       13,218
   Prudential Financial, Inc.                             140             10,613
   Aon Corp.                                              240              9,962
   Principal Financial Group, Inc.                        200              9,760
   Lincoln National Corp.                                 160              8,734
   AFLAC, Inc.                                            180              8,123
   Hartford Financial Services Group, Inc.                100              8,055
   Genworth Financial, Inc. -- Class A                    240              8,023
   Ohio Casualty Corp.                                    250              7,925
   Assurant, Inc.                                         160              7,880
   UnumProvident Corp.                                    380              7,782
   Phoenix Cos., Inc.                                     470              7,661
   Chubb Corp.                                             80              7,635
   W.R. Berkley Corp.                                     130              7,548
   RLI Corp.                                              130              7,449
   Old Republic International Corp.                       340              7,419
   Hanover Insurance Group, Inc.                          140              7,339
   HCC Insurance Holdings, Inc.                           210              7,308
   ProAssurance Corp.*                                    140              7,280
   Delphi Financial Group, Inc. --
       Class A                                            140              7,228
   Loews Corp.                                             70              7,084
   SAFECO Corp.                                           140              7,029
   National Western Life Insurance
       Co. -- Class A                                      30              6,969
   Protective Life Corp.                                  140              6,964
   Conseco, Inc.*                                         280              6,950
   Selective Insurance Group, Inc.                        130              6,890
   Safety Insurance Group, Inc.                           150              6,849
   LandAmerica Financial Group, Inc.                      100              6,785
   First Acceptance Corp.*                                510              6,783
   Argonaut Group, Inc.*                                  190              6,755
   Zenith National Insurance Corp.                        140              6,738
   American Financial Group, Inc./OH                      160              6,658
   First American Corp.                                   170              6,657
   AmerUs Group Co.                                       110              6,626
   Reinsurance Group of America, Inc.                     140              6,621

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Donegal Group, Inc. -- Class A                         250     $        6,523
   Stancorp Financial Group, Inc.                         120              6,493
   Philadelphia Consolidated Holding
       Co.*                                               190              6,487
   Nationwide Financial Services, Inc.                    150              6,453
   UICI                                                   170              6,288
   American Physicians Capital, Inc.*                     130              6,240
   Unitrin, Inc.                                          130              6,046
   Horace Mann Educators Corp.                            320              6,016
   FPIC Insurance Group, Inc.*                            150              5,670
   American National Insurance Co.                         50              5,604
   Great American Financial
       Resources, Inc.                                    270              5,327
   CNA Surety Corp.*                                      180              3,011
   The Midland Co.                                         60              2,099
   Kansas City Life Insurance Co.                          40              2,050
   Fidelity National Title Group,
       Inc. -- Class A                                     90              2,049
   Universal American Financial Corp.*                    130              2,002
   EMC Insurance Group, Inc.                               70              1,951
   MetLife, Inc.                                           40              1,935
   Mercury General Corp.                                   30              1,647
   Harleysville Group, Inc.                                40              1,188
   Crawford & Co. -- Class B                              190              1,140
   James River Group, Inc.*                                30                808
                                                                  --------------

TOTAL INSURANCE                                                          356,327
                                                                  --------------
   BANKS 3.1%
   Bank of America Corp.                                  610             27,780
   Wachovia Corp.                                         300             16,815
   KeyCorp                                                290             10,672
   SunTrust Banks, Inc.                                   120              8,731
   National City Corp.                                    230              8,027
   M&T Bank Corp.                                          70              7,990
   First Citizens BancShares, Inc. --
       Class A                                             40              7,720
   Wells Fargo & Co.                                      120              7,664
   BB&T Corp.                                             190              7,448
   Gold Banc Corp., Inc.                                  350              6,412
   North Fork Bancorporation, Inc.                        160              4,613


--------------------------------------------------------------------------------

VARIABLE ANNUITY CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   U.S. Bancorp                                            40     $        1,220
                                                                  --------------

TOTAL BANKS                                                              115,092
                                                                  --------------
   CAPITAL MARKETS 1.9%
   Goldman Sachs Group, Inc.                               90             14,126
   Merrill Lynch & Co., Inc.                              160             12,601
   E*Trade Financial Corp.*                               360              9,713
   Charles Schwab Corp.                                   480              8,261
   LaBranche & Co., Inc.*                                 470              7,431
   Blackrock, Inc.                                         50              7,000
   Capital Southwest Corp.                                 60              5,730
   Apollo Investment Corp.                                140              2,493
   Morgan Stanley                                          30              1,885
                                                                  --------------

TOTAL CAPITAL MARKETS                                                     69,240
                                                                  --------------
   THRIFTS & MORTGAGE FINANCE 1.5%
   Washington Mutual, Inc.                                250             10,655
   Radian Group, Inc.                                     130              7,832
   PMI Group, Inc.                                        160              7,347
   Corus Bankshares, Inc.                                 120              7,133
   Webster Financial Corp.                                140              6,784
   ITLA Capital Corp.                                     100              4,822
   Doral Financial Corp.                                  350              4,043
   MGIC Investment Corp.                                   60              3,998
   Federal Agricultural Mortgage Corp.                     30                883
   Fannie Mae                                              10                514
   R&G Financial Corp. -- Class B                          40                506
                                                                  --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                          54,517
                                                                  --------------

   DIVERSIFIED FINANCIALS 1.4%
   Citigroup, Inc.                                        750             35,430
   J.P. Morgan Chase & Co.                                360             14,990
                                                                  --------------

TOTAL DIVERSIFIED FINANCIALS                                              50,420
                                                                  --------------

   REAL ESTATE 1.3%
   Highwoods Properties, Inc.                             230              7,758
   LTC Properties, Inc.                                   270              6,280
   Winston Hotels, Inc.                                   550              6,254
   CBL & Associates Properties, Inc.                      140              5,943
   Entertainment Properties Trust                         130              5,457
   AvalonBay Communities, Inc.                             50              5,455

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Fieldstone Investment Corp.                            450     $        5,310
   Vornado Realty Trust                                    40              3,840
   MFA Mortgage Investments, Inc.                         290              1,842
   CB Richard Ellis Group, Inc. --
       Class A*                                            10                807
                                                                  --------------

TOTAL REAL ESTATE                                                         48,946
                                                                  --------------
   CONSUMER FINANCE 1.1%
   Capital One Financial Corp.                            100              8,052
   AmeriCredit Corp.*                                     240              7,375
   Cash America International, Inc.                       240              7,205
   United PanAm Financial Corp.*                          210              6,489
   Asta Funding, Inc.                                     180              5,987
   Nelnet, Inc. -- Class A*                               140              5,831
   American Express Co.                                    30              1,576
                                                                  --------------

TOTAL CONSUMER FINANCE                                                    42,515
                                                                  --------------

TOTAL FINANCIALS                                                         737,057
                                                                  --------------
INFORMATION TECHNOLOGY 16.2%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.4%
   Intel Corp.                                            970             18,769
   Texas Instruments, Inc.                                370             12,014
   Freescale Semiconductor, Inc. --
       Class B*                                           340              9,442
   OmniVision Technologies, Inc.*                         290              8,758
   National Semiconductor Corp.                           310              8,630
   Lam Research Corp.*                                    180              7,740
   LSI Logic Corp.*                                       580              6,705
   Cirrus Logic, Inc.*                                    790              6,699
   Diodes, Inc.*                                          160              6,640
   Silicon Image, Inc.*                                   620              6,392
   Nvidia Corp.*                                          110              6,299
   Portalplayer, Inc.*                                    270              6,002
   Novellus Systems, Inc.*                                240              5,760
   Genesis Microchip, Inc.*                               310              5,282
   IXYS Corp.*                                            490              4,518
   Skyworks Solutions, Inc.*                              470              3,191
   Sigmatel, Inc.*                                        170              1,486
   Broadcom Corp. -- Class A*                              10                432

--------------------------------------------------------------------------------

VARIABLE ANNUITY CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   MEMC Electronic Materials, Inc.*                        10     $          369
                                                                  --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                            125,128
                                                                  --------------
   COMPUTERS & PERIPHERALS 3.3%
   Hewlett-Packard Co.                                    530             17,437
   International Business Machines
       Corp.                                              140             11,546
   Apple Computer, Inc.*                                  180             11,290
   EMC Corp./MA*                                          690              9,405
   NCR Corp.*                                             210              8,776
   Brocade Communications Systems,
       Inc.*                                            1,260              8,417
   Palm, Inc.*                                            360              8,338
   Imation Corp.                                          160              6,866
   Komag, Inc.*                                           140              6,664
   QLogic Corp.*                                          330              6,385
   Sandisk Corp.*                                         110              6,327
   Emulex Corp.*                                          350              5,981
   Intergraph Corp.*                                      140              5,832
   Advanced Digital Information Corp.*                    600              5,268
   Dell, Inc.*                                            120              3,571
                                                                  --------------

TOTAL COMPUTERS & PERIPHERALS                                            122,103
                                                                  --------------
   IT CONSULTING & SERVICES 2.8%
   First Data Corp.                                       220             10,300
   Computer Sciences Corp.*                               170              9,443
   Fiserv, Inc.*                                          200              8,510
   Affiliated Computer Services, Inc.
       -- Class A*                                        130              7,756
   MPS Group, Inc.*                                       490              7,497
   MoneyGram International, Inc.                          240              7,373
   Ceridian Corp.*                                        270              6,871
   Hewitt Associates, Inc. -- Class A*                    230              6,840
   Sabre Holdings Corp.                                   280              6,588
   Automatic Data Processing, Inc.                        140              6,395
   Forrester Research, Inc.*                              280              6,250
   BISYS Group, Inc.*                                     400              5,392
   infoUSA, Inc. -- Class B                               320              4,154
   Sykes Enterprises, Inc.*                               260              3,687
   Global Payments, Inc.                                   50              2,651
   Infocrossing, Inc.*                                    130              1,567

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Covansys Corp.*                                         90     $        1,547
                                                                  --------------

TOTAL IT CONSULTING & SERVICES                                           102,821
                                                                  --------------
   SOFTWARE 2.3%
   Microsoft Corp.                                        930             25,305
   MicroStrategy, Inc. -- Class A*                         70              7,370
   CA, Inc.                                               250              6,802
   Pegasystems, Inc.*                                     760              6,202
   Lawson Software, Inc.*                                 800              6,136
   Internet Security Systems, Inc.*                       250              5,995
   Compuware Corp.*                                       730              5,716
   Fair Isaac Corp.                                       140              5,547
   RSA Security, Inc.*                                    280              5,023
   Synopsys, Inc.*                                        190              4,247
   Secure Computing Corp.*                                200              2,308
   MRO Software, Inc.*                                     90              1,436
   TIBCO Software, Inc.*                                  160              1,338
   Oracle Corp.*                                           30                411
                                                                  --------------

TOTAL SOFTWARE                                                            83,836
                                                                  --------------
   COMMUNICATIONS EQUIPMENT 2.0%
   Motorola, Inc.                                         540             12,371
   Cisco Systems, Inc.*                                   510             11,052
   Avaya, Inc.*                                           660              7,458
   Belden CDT, Inc.                                       260              7,080
   ADTRAN, Inc.                                           270              7,069
   Andrew Corp.*                                          480              5,894
   Ixia*                                                  400              5,704
   Polycom, Inc.*                                         260              5,637
   Juniper Networks, Inc.*                                290              5,545
   Qualcomm, Inc.                                          80              4,049
   Digi International, Inc.*                               90              1,050
                                                                  --------------

TOTAL COMMUNICATIONS EQUIPMENT                                            72,909
                                                                  --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.4%
   Jabil Circuit, Inc.*                                   200              8,572
   Solectron Corp.*                                     1,830              7,320
   Coherent, Inc.*                                        200              7,022
   Arrow Electronics, Inc.*                               210              6,777
   Rofin-Sinar Technologies, Inc.*                        120              6,495
   Tech Data Corp.*                                       160              5,906
   Dolby Laboratories, Inc. -- Class A*                   280              5,852

--------------------------------------------------------------------------------

VARIABLE ANNUITY CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   MTS Systems Corp.                                       60     $        2,510
                                                                  --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                  50,454
                                                                  --------------
   INTERNET SOFTWARE & SERVICES 0.9%
   Digital River, Inc.*                                   190              8,286
   RealNetworks, Inc.*                                    860              7,095
   ValueClick, Inc.*                                      380              6,429
   Sonicwall, Inc.*                                       750              5,317
   United Online, Inc.                                    280              3,601
   Digital Insight Corp.*                                  40              1,456
   EarthLink, Inc.*                                       150              1,432
   eBay, Inc.*                                             10                391
   Yahoo!, Inc.*                                           10                323
                                                                  --------------

TOTAL INTERNET SOFTWARE & SERVICES                                        34,330
                                                                  --------------

   OFFICE ELECTRONICS 0.1%
   Xerox Corp.*                                           390              5,928
                                                                  --------------

TOTAL OFFICE ELECTRONICS                                                   5,928
                                                                  --------------

TOTAL INFORMATION TECHNOLOGY                                             597,509
                                                                  --------------

CONSUMER DISCRETIONARY 13.2%
   SPECIALTY RETAIL 3.4%
   Home Depot, Inc.                                       400             16,920
   Lowe's Cos., Inc.                                      180             11,599
   Staples, Inc.                                          320              8,166
   Group 1 Automotive, Inc.                               170              8,082
   Dress Barn, Inc.*                                      160              7,672
   Claire's Stores, Inc.                                  210              7,625
   Payless Shoesource, Inc.*                              330              7,554
   Barnes & Noble, Inc.                                   150              6,937
   Burlington Coat Factory Warehouse
       Corp.                                              150              6,817
   Men's Wearhouse, Inc.                                  170              6,110
   Escala Group, Inc.*                                    230              6,024
   Rent-A-Center, Inc.*                                   220              5,630
   Sonic Automotive, Inc.                                 200              5,552
   Talbots, Inc.                                          180              4,837
   Too, Inc.*                                             130              4,465
   Sports Authority, Inc.*                                 90              3,321
   Guess ?, Inc.*                                          60              2,347
   Genesco, Inc.*                                          50              1,945
   Syms Corp.                                              90              1,350
   Stein Mart, Inc.                                        70              1,219

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Charming Shoppes, Inc.*                                 30     $          446
                                                                  --------------

TOTAL SPECIALTY RETAIL                                                   124,618
                                                                  --------------
   MEDIA 2.7%
   Time Warner, Inc.                                      880             14,775
   The Walt Disney Co.                                    440             12,272
   McGraw-Hill Cos., Inc.                                 150              8,643
   Omnicom Group, Inc.                                     90              7,492
   Lamar Advertising Co.*                                 140              7,367
   Meredith Corp.                                         120              6,695
   World Wrestling Entertainment, Inc.                    380              6,422
   John Wiley & Sons, Inc. -- Class A                     150              5,677
   Sinclair Broadcast Group, Inc. --
       Class A                                            630              5,134
   Cox Radio Inc. -- Class A*                             370              4,965
   McClatchy Co. -- Class A                                90              4,397
   Salem Communications Corp. /DE --
       Class A*                                           280              4,203
   Morningstar, Inc.*                                      80              3,582
   Playboy Enterprises, Inc. --
       Class B*                                           240              3,408
   Journal Communications, Inc. --
       Class A                                            180              2,232
   Comcast Corp. -- Class A*                               30                785
   Viacom, Inc. - Class B*                                 10                388
                                                                  --------------

TOTAL MEDIA                                                               98,437
                                                                  --------------
   HOUSEHOLD DURABLES 2.2%
   Lennar Corp. -- Class A                                140              8,453
   Pulte Homes, Inc.                                      210              8,068
   Centex Corp.                                           130              8,059
   NVR, Inc.*                                              10              7,389
   Whirlpool Corp.                                         80              7,318
   Black & Decker Corp.                                    80              6,951
   Ryland Group, Inc.                                     100              6,940
   Toll Brothers, Inc.*                                   190              6,580
   Snap-On, Inc.                                          170              6,480
   Meritage Homes Corp.*                                  110              6,046
   Mohawk Industries, Inc.*                                70              5,650
   Stanley Furniture Co.                                  190              5,558
                                                                  --------------

TOTAL HOUSEHOLD DURABLES                                                  83,492
                                                                  --------------
   TEXTILES & APPAREL 1.4%
   Jones Apparel Group, Inc.                              240              8,489


--------------------------------------------------------------------------------

VARIABLE ANNUITY CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Skechers U.S.A., Inc. -- Class A*                      310     $        7,728
   Nike, Inc. -- Class B                                   90              7,659
   Phillips-Van Heusen Corp.                              200              7,642
   Polo Ralph Lauren Corp.                                120              7,273
   Steven Madden, Ltd.                                    190              6,745
   K-Swiss, Inc. -- Class A                               170              5,124
                                                                  --------------

TOTAL TEXTILES & APPAREL                                                  50,660
                                                                  --------------
   HOTELS, RESTAURANTS & LEISURE 1.2%
   McDonald's Corp.                                       310             10,651
   Yum! Brands, Inc.                                      150              7,329
   Landry's Restaurants, Inc.                             200              7,066
   Dover Downs Gaming &
       Entertainment, Inc.                                320              6,963
   Dover Motorsports, Inc.                                920              5,051
   GTECH Holdings Corp.                                   100              3,405
   Bluegreen Corp.*                                       140              1,851
   Luby's, Inc.*                                           70                874
   Multimedia Games, Inc.*                                 50                744
   Krispy Kreme Doughnuts, Inc.*                           60                539
                                                                  --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                       44,473
                                                                  --------------
   MULTILINE RETAIL 0.6%
   J.C. Penney Holding Co., Inc.                          160              9,666
   Dollar Tree Stores, Inc.*                              250              6,917
   Nordstrom, Inc.                                        110              4,310
   Target Corp.                                            60              3,121
                                                                  --------------

TOTAL MULTILINE RETAIL                                                    24,014
                                                                  --------------
   LEISURE EQUIPMENT & PRODUCTS 0.5%
   Hasbro, Inc.                                           290              6,119
   RC2 Corp.*                                             130              5,175
   Brunswick Corp.                                        130              5,052
   Jakks Pacific, Inc.*                                    50              1,337
                                                                  --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                        17,683
                                                                  --------------
   INTERNET & CATALOG RETAIL 0.3%
   Blair Corp.                                            150              6,212
   Systemax, Inc.*                                        700              5,054
                                                                  --------------

TOTAL INTERNET & CATALOG RETAIL                                           11,266
                                                                  --------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   HEALTH CARE PROVIDERS & SERVICES 0.3%
   Alderwoods Group, Inc.*                                370     $        6,623
   Stewart Enterprises, Inc. -- Class A                   670              3,826
                                                                  --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                    10,449
                                                                  --------------
   AUTO COMPONENTS 0.2%
   Aftermarket Technology Corp.*                          290              6,557
   Modine Manufacturing Co.                                20                590
                                                                  --------------

TOTAL AUTO COMPONENTS                                                      7,147
                                                                  --------------

   DISTRIBUTORS 0.2%
   Building Material Holding Corp.                        200              7,128
                                                                  --------------

TOTAL DISTRIBUTORS                                                         7,128
                                                                  --------------

   COMMERCIAL SERVICES & SUPPLIES 0.2%
   Career Education Corp.*                                180              6,791
                                                                  --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                       6,791
                                                                  --------------

TOTAL CONSUMER DISCRETIONARY                                             486,158
                                                                  --------------
HEALTH CARE 12.0%
   HEALTH CARE PROVIDERS & SERVICES 4.9%
   UnitedHealth Group, Inc.                               250             13,965
   WellPoint, Inc.*                                       140             10,840
   CIGNA Corp.                                             80             10,450
   McKesson Corp.                                         200             10,426
   Cardinal Health, Inc.                                  130              9,688
   Aetna, Inc.                                            190              9,337
   AmerisourceBergen Corp.                                190              9,171
   Express Scripts, Inc.*                                 100              8,790
   Medicis Pharmaceutical Corp. --
       Class A                                            250              8,150
   Medco Health Solutions, Inc.*                          140              8,011
   Ventiv Health, Inc.*                                   240              7,973
   Humana, Inc.*                                          150              7,897
   Caremark Rx, Inc.*                                     160              7,869
   Coventry Health Care, Inc.*                            140              7,557
   HCA, Inc.                                              160              7,326
   Henry Schein, Inc.*                                    150              7,179
   Manor Care, Inc.                                       160              7,096


--------------------------------------------------------------------------------

VARIABLE ANNUITY CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   United Surgical Partners                               180     $        6,374
       International, Inc.*
   Vital Images, Inc.*                                    170              5,794
   PRA International*                                     200              4,958
   Allied Healthcare International,
       Inc.*                                              930              4,510
   The Trizetto Group, Inc.*                              130              2,287
   Per-Se Technologies, Inc.*                              70              1,866
   SFBC International, Inc.*                               40                975
   Lincare Holdings, Inc.*                                 20                779
   American Retirement Corp.*                              30                769
                                                                  --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                   180,037
                                                                  --------------
   PHARMACEUTICALS 3.2%
   Pfizer, Inc.                                         1,080             26,914
   Johnson & Johnson, Inc.                                270             15,990
   Merck & Co., Inc.                                      430             15,149
   Abbott Laboratories                                    320             13,590
   Endo Pharmaceuticals Holdings,
       Inc.*                                              200              6,562
   Alpharma, Inc. -- Class A                              240              6,437
   Kos Pharmaceuticals, Inc.*                             120              5,732
   Watson Pharmaceuticals, Inc.*                          180              5,173
   Hi-Tech Pharmacal Co., Inc.*                           180              5,076
   First Horizon Pharmaceutical Corp.*                    180              4,538
   Andrx Corp.*                                           160              3,798
   King Pharmaceuticals, Inc.*                            220              3,795
   Connetics Corp.*                                       160              2,709
   Wyeth                                                   40              1,941
   CNS, Inc.                                               80              1,723
   Bentley Pharmaceuticals, Inc.*                          60                789
   Eli Lilly & Co.                                         10                553
                                                                  --------------

TOTAL PHARMACEUTICALS                                                    120,469
                                                                  --------------
   HEALTH CARE EQUIPMENT & SUPPLIES 2.7%
   Fisher Scientific International,
       Inc.*                                              120              8,166
   Thermo Electron Corp.*                                 220              8,160
   DJ Orthopedics, Inc.*                                  180              7,157
   Haemonetics Corp./MA*                                  140              7,108
   Intuitive Surgical, Inc.*                               60              7,080
   Dade Behring Holdings, Inc.                            190              6,785
   Molecular Devices Corp.*                               200              6,632
   ICU Medical, Inc.*                                     180              6,514

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Health Tronics Surgical Services,                      770     $        6,368
       Inc.*
   Bio--Rad Laboratories, Inc. --
       Class A*                                           100              6,235
   West Pharmaceutical Services, Inc.                     130              4,514
   Thoratec Corp.*                                        220              4,239
   Orasure Technologies, Inc.*                            390              4,017
   Angiodynamics, Inc.*                                   110              3,307
   TriPath Imaging, Inc.*                                 430              3,001
   Medtronic, Inc.                                         50              2,537
   Cantel Medical Corp.*                                  150              2,458
   Integra LifeSciences Holdings
       Corp.*                                              50              2,049
   Palomar Medical Technologies, Inc.*                     40              1,338
   Immucor, Inc.*                                          40              1,148
   Vital Signs, Inc.                                       20              1,099
   Greatbatch, Inc.*                                       40                876
                                                                  --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                   100,788
                                                                  --------------

   BIOTECHNOLOGY 1.2%
   Amgen, Inc.*                                           220             16,005
   Invitrogen Corp.*                                      100              7,013
   United Therapeutics Corp.*                              90              5,965
   Pharmion Corp.*                                        330              5,947
   Albany Molecular Research, Inc.*                       420              4,267
   Applera Corp. - Applied Biosystems
       Group                                              150              4,071
   Savient Pharmaceuticals, Inc.*                          70                373
                                                                  --------------

TOTAL BIOTECHNOLOGY                                                       43,641
                                                                  --------------

TOTAL HEALTH CARE                                                        444,935
                                                                  --------------

INDUSTRIALS 11.7%
   MACHINERY 2.6%
   Parker Hannifin Corp.                                  110              8,867
   Illinois Tool Works, Inc.                               90              8,668
   Crane Co.                                              200              8,202
   Kaydon Corp.                                           190              7,669
   Cummins, Inc.                                           70              7,357
   Terex Corp.*                                            90              7,132
   Timken Co.                                             220              7,099
   Watts Industries, Inc. -- Class A                      190              6,905
   Barnes Group, Inc.                                     170              6,885


--------------------------------------------------------------------------------

VARIABLE ANNUITY CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Albany International Corp. -- Class A                  180     $        6,856
   Circor International, Inc.                             230              6,716
   Commercial Vehicle Group, Inc.*                        290              5,571
   Accuride Corp.*                                        440              5,060
   Cascade Corp.                                           40              2,114
   JLG Industries, Inc.                                    60              1,847
   Titan International, Inc.                               70              1,208
                                                                  --------------

TOTAL MACHINERY                                                           98,156
                                                                  --------------

   COMMERCIAL SERVICES & SUPPLIES 2.1%
   Waste Management, Inc.                                 240              8,472
   Manpower, Inc.                                         140              8,005
   United Stationers, Inc.*                               140              7,434
   CBIZ, Inc.*                                            880              7,040
   Adesa, Inc.                                            260              6,953
   Steelcase, Inc. -- Class A                             360              6,480
   Sourcecorp, Inc.*                                      260              6,269
   West Corp.*                                            140              6,252
   Labor Ready, Inc.*                                     260              6,227
   Kforce.Com*                                            460              5,865
   M&F Worldwide Corp.*                                   350              4,998
   Spherion Corp.*                                        250              2,600
                                                                  --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                      76,595
                                                                  --------------

   AEROSPACE & DEFENSE 2.0%
   Boeing Co.                                             160             12,469
   L-3 Communications Holdings, Inc.                      110              9,437
   Lockheed Martin Corp.                                  120              9,015
   General Dynamics Corp.                                 140              8,957
   Precision Castparts Corp.                              150              8,910
   Northrop Grumman Corp.                                 130              8,878
   Raytheon Co.                                           190              8,710
   Esterline Technologies Corp.*                          160              6,840
   United Technologies Corp.                               20              1,159
   Innovative Solutions & Support,
       Inc.*                                               20                260
                                                                  --------------

TOTAL AEROSPACE & DEFENSE                                                 74,635
                                                                  --------------
   INDUSTRIAL CONGLOMERATES 1.3%
   General Electric Co.                                 1,140             39,649
   Teleflex, Inc.                                         100              7,163

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   3M Co.                                                  10     $          757
                                                                  --------------

TOTAL INDUSTRIAL CONGLOMERATES                                            47,569
                                                                  --------------

   ELECTRICAL EQUIPMENT 1.3%
   Roper Industries, Inc.                                 160              7,781
   A.O. Smith Corp.                                       140              7,392
   Regal-Beloit Corp.                                     170              7,186
   Thomas & Betts Corp.*                                  130              6,680
   Vicor Corp.                                            310              6,116
   LSI Industries, Inc.                                   320              5,453
   Preformed Line Products Co.                            120              4,070
   Global Power Equipment Group, Inc.*                    580              2,233
                                                                  --------------

TOTAL ELECTRICAL EQUIPMENT                                                46,911
                                                                  --------------
   ROAD & RAIL 1.0%
   Norfolk Southern Corp.                                 240             12,977
   Burlington Northern Santa Fe Corp.                     120             10,000
   SCS Transportation, Inc.*                              230              6,695
   RailAmerica, Inc.*                                     540              5,756
                                                                  --------------

TOTAL ROAD & RAIL                                                         35,428
                                                                  --------------

   AIRLINES 0.5%
   Southwest Airlines Co.                                 580             10,434
   Continental Airlines, Inc. --
     Class B*                                             220              5,918
   Mesa Air Group, Inc.*                                  300              3,432
                                                                  --------------

TOTAL AIRLINES                                                            19,784
                                                                  --------------

   CONSTRUCTION & ENGINEERING 0.4%
   EMCOR Group, Inc.*                                     160              7,946
   URS Corp.*                                             170              6,842
                                                                  --------------

TOTAL CONSTRUCTION & ENGINEERING                                          14,788
                                                                  --------------

   BUILDING PRODUCTS 0.3%
   ElkCorp                                                180              6,075
   Universal Forest Products, Inc.                         60              3,809
                                                                  --------------

TOTAL BUILDING PRODUCTS                                                    9,884
                                                                  --------------


--------------------------------------------------------------------------------

VARIABLE ANNUITY CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   AIR FREIGHT & COURIERS 0.1%
   HUB Group, Inc. -- Class A*                            120     $        5,470
                                                                  --------------

TOTAL AIR FREIGHT & COURIERS                                               5,470
                                                                  --------------

   TRADING COMPANIES & DISTRIBUTORS 0.1%
   MSC Industrial Direct Co. -- Class A                    50              2,701
   Watsco, Inc.                                            10                710
                                                                  --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                     3,411
                                                                  --------------

TOTAL INDUSTRIALS                                                        432,631
                                                                  --------------

ENERGY 7.6%
   OIL & GAS 5.3%
   Exxon Mobil Corp.                                      670             40,776
   ConocoPhillips                                         260             16,419
   EOG Resources, Inc.                                    160             11,520
   Occidental Petroleum Corp.                             110             10,191
   Valero Energy Corp.                                    170             10,163
   Frontier Oil Corp.                                     170             10,090
   Chevron Corp.                                          170              9,855
   Kerr-McGee Corp.                                        90              8,593
   Sunoco, Inc.                                           110              8,533
   Burlington Resources, Inc.                              90              8,272
   Giant Industries, Inc.*                                110              7,649
   Marathon Oil Corp.                                     100              7,617
   Tesoro Corp.                                           110              7,517
   Pogo Producing Co.                                     130              6,533
   Callon Petroleum Co.*                                  310              6,516
   W&T Offshore, Inc.                                     160              6,450
   Swift Energy Co.*                                      150              5,619
   Forest Oil Corp.*                                       90              3,346
   Noble Energy, Inc.                                      60              2,635
   St. Mary Land & Exploration Co.                         50              2,042
   Harvest Natural Resources, Inc.*                       160              1,555
   Amerada Hess Corp.                                      10              1,424
   Newfield Exploration Co.*                               30              1,257
   Holly Corp.                                             10                741
   Remington Oil & Gas Corp.*                              10                432
                                                                  --------------

TOTAL OIL & GAS                                                          195,745
                                                                  --------------

   ENERGY EQUIPMENT & SERVICES 2.3%
   Maverick Tube Corp.*                                   160              8,478
   Patterson-UTI Energy, Inc.                             260              8,310

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Veritas DGC, Inc.*                                     170    $         7,716
   Tidewater, Inc.                                        130              7,180
   Pride International, Inc.*                             220              6,860
   Parker Drilling Co.*                                   700              6,489
   Grey Wolf, Inc.*                                       870              6,473
   Helmerich & Payne, Inc.                                 80              5,586
   NS Group, Inc.*                                        120              5,524
   GulfMark Offshore, Inc.*                               180              5,004
   Lone Star Technologies, Inc.*                           90              4,987
   Hydril Co.*                                             40              3,118
   Rowan Cos., Inc.                                        70              3,077
   Global Industries, Ltd.*                               150              2,173
   Superior Energy Services, Inc.*                         70              1,875
   Lufkin Industries, Inc.                                 10                554
                                                                  --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                         83,404
                                                                  --------------

TOTAL ENERGY                                                             279,149
                                                                  --------------

CONSUMER STAPLES 5.1%
   BEVERAGES 1.4%
   Coca-Cola Co.                                          390             16,329
   Pepsi Bottling Group, Inc.                             240              7,294
   Constellation Brands, Inc. --
     Class A*                                             280              7,014
   Brown-Forman Corp. -- Class B                           90              6,927
   PepsiCo, Inc.                                          110              6,357
   PepsiAmericas, Inc.                                    190              4,645
   Hansen Natural Corp.*                                   10              1,261
                                                                  --------------

TOTAL BEVERAGES                                                           49,827
                                                                  --------------

   FOOD PRODUCTS 1.2%
   Corn Products International, Inc.                      290              8,575
   General Mills, Inc.                                    150              7,602
   Dean Foods Co.*                                        190              7,378
   Del Monte Foods Co.                                    610              7,235
   Kellogg Co.                                            160              7,046
   Kraft Foods, Inc. -- Class A                           200              6,062
   Archer-Daniels-Midland Co.                              20                673
                                                                  --------------

TOTAL FOOD PRODUCTS                                                       44,571
                                                                  --------------
   TOBACCO 1.0%
   Altria Group, Inc.                                     330             23,384
   Reynolds American, Inc.                                 80              8,440


--------------------------------------------------------------------------------

VARIABLE ANNUITY CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Loews Corp. - Carolina Group                           140     $        6,618
                                                                  --------------

TOTAL TOBACCO                                                             38,442
                                                                  --------------

   HOUSEHOLD PRODUCTS 0.9%
   Procter & Gamble Co.                                   310             17,862
   Kimberly-Clark Corp.                                   140              8,092
   Energizer Holdings, Inc.*                              110              5,830
                                                                  --------------

TOTAL HOUSEHOLD PRODUCTS                                                  31,784
                                                                  --------------

   FOOD & DRUG RETAILING 0.6%
   Costco Wholesale Corp.                                 170              9,207
   Wal-Mart Stores, Inc.                                  190              8,976
   Sysco Corp.                                            140              4,487
                                                                  --------------

TOTAL FOOD & DRUG RETAILING                                               22,670
                                                                  --------------

TOTAL CONSUMER STAPLES                                                   187,294
                                                                  --------------

MATERIALS 4.2%
   METALS & MINING 1.6%
   Nucor Corp.                                            120             12,575
   Freeport-McMoRan Copper & Gold,
       Inc. -- Class B                                    160              9,563
   Reliance Steel & Aluminum Co.                           90              8,453
   Quanex Corp.                                           110              7,330
   Roanoke Electric Steel Corp.                           210              6,783
   Ryerson Tull, Inc.                                     250              6,690
   Schnitzer Steel Industries, Inc. --
       Class A                                            100              4,285
   Carpenter Technology Corp.                              10                945
   Cleveland-Cliffs, Inc.                                  10                871
                                                                  --------------

TOTAL METALS & MINING                                                     57,495
                                                                  --------------

   CHEMICALS 1.4%
   Dow Chemical Co.                                       240              9,746
   Monsanto Co.                                           100              8,475
   Air Products & Chemicals, Inc.                         120              8,063
   Cytec Industries, Inc.                                 120              7,201
   Valspar Corp.                                          250              6,967
   Lyondell Chemical Co.                                  340              6,766
   Lubrizol Corp.                                         150              6,428
                                                                  --------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------


TOTAL CHEMICALS                                                           53,646
                                                                  --------------

   CONSTRUCTION MATERIALS 0.5%
   Eagle Materials, Inc.                                  160             10,202
   Lafarge North America, Inc.                             80              6,720
                                                                  --------------

TOTAL CONSTRUCTION MATERIALS                                              16,922
                                                                  --------------

   CONTAINERS & PACKAGING 0.4%
   Bemis Co.                                              230              7,263
   Greif, Inc. -- Class A                                 100              6,842
                                                                  --------------

TOTAL CONTAINERS & PACKAGING                                              14,105
                                                                  --------------

   PAPER & FOREST PRODUCTS 0.3%
   Louisiana-Pacific Corp.                                240              6,528
   Weyerhaeuser Co.                                        80              5,794
                                                                  --------------

TOTAL PAPER & FOREST PRODUCTS                                             12,322
                                                                  --------------

TOTAL MATERIALS                                                          154,490
                                                                  --------------

UTILITIES 3.1%
   MULTI-UTILITIES 1.4%
   Duke Energy Corp.                                      320              9,328
   DTE Energy Co.                                         190              7,617
   Wisconsin Energy Corp.                                 180              7,198
   SCANA Corp.                                            180              7,063
   NSTAR                                                  240              6,867
   NorthWestern Corp.                                     210              6,539
   CenterPoint Energy, Inc.                               500              5,965
                                                                  --------------

TOTAL MULTI-UTILITIES                                                     50,577
                                                                  --------------
   ELECTRIC UTILITIES 1.3%
   Edison International                                   230              9,472
   FirstEnergy Corp.                                      150              7,335
   Pepco Holdings, Inc.                                   310              7,065
   Cleco Corp.                                            310              6,922
   Entergy Corp.                                          100              6,894
   Duquesne Light Holdings, Inc.                          400              6,600
   Westar Energy, Inc.                                    290              6,035
                                                                  --------------

TOTAL ELECTRIC UTILITIES                                                  50,323
                                                                  --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   GAS UTILITIES 0.4%
   Oneok, Inc.                                           230    $         7,417
   Nicor, Inc.                                           180              7,121
                                                                 --------------

TOTAL GAS UTILITIES                                                      14,538
                                                                 --------------

TOTAL UTILITIES                                                         115,438
                                                                 --------------

TELECOMMUNICATION SERVICES 2.3%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.4%
   BellSouth Corp.                                       410             14,206
   Citizens Communications Co.                           540              7,166
   AT&T, Inc.                                            260              7,030
   Verizon Communications, Inc.                          180              6,131
   Fairpoint Communications, Inc.                        440              6,081
   Golden Telecom, Inc.                                  200              6,010
   Arbinet-thexchange, Inc.*                             470              3,459
   SureWest Communications                                90              2,171
   Hungarian Telephone & Cable Corp.*                     40                641
                                                                 --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                             52,895
                                                                 --------------

   WIRELESS TELECOMMUNICATION SERVICES 0.9%
   Sprint Nextel Corp.                                   460             11,887
   Telephone & Data Systems, Inc.                        180              7,099
   UbiquiTel, Inc.*                                      690              6,969
   U.S. Cellular Corp.*                                   90              5,342
   Wireless Facilities, Inc.*                            390              1,568
                                                                 --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                                32,865
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                         85,760
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $3,290,700)                                                  3,520,421
                                                                 --------------

                                                        FACE             MARKET
                                                      AMOUNT              VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 3.6%
Collateralized by U.S. Treasury
   Obligations

UBS Financial Services, Inc. at 4.53%
   due 04/03/06                                 $     35,011     $       35,011
Lehman Brothers, Inc. at 4.40% due                    28,677             28,677
   04/03/06
Morgan Stanley at 4.40% due 04/03/06                  35,011             35,011
Citigroup, Inc. at 4.15% due 04/03/06                 35,011             35,011
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $133,710)                                                      133,710
                                                                 --------------

-------------------------------------------------------------------------------
                                                                     UNREALIZED
                                                   CONTRACTS               LOSS
-------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
June 2006 S&P 500 Index Mini Futures
Contracts
   (Aggregate MarketValue of
   Contracts $65,200)                                       1    $         (587)
                                                                 --------------
TOTAL INVESTMENTS 99.0%
   (Cost $3,424,410)                                             $    3,654,131
                                                                 --------------
OTHER ASSETS IN EXCESS OF LIABILITIES -
   1.0%                                                          $       36,197
                                                                 --------------
NET ASSETS - 100.0%                                              $    3,690,328

*     Non-Income Producing Security.


--------------------------------------------------------------------------------

VARIABLE ANNUITY SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS  98.0%
INDUSTRIALS 56.9%
Construction & Engineering 17.1%
     Fluor Corp.+                                     26,598    $     2,282,108
     Jacobs Engineering Group, Inc.*                  20,550          1,782,507
     McDermott International, Inc.*                   25,751          1,402,142
     Foster Wheeler, Ltd.*+                           26,494          1,253,431
     Shaw Group, Inc.*+                               40,734          1,238,314
     EMCOR Group, Inc.*                               22,574          1,121,025
     Granite Construction, Inc.                       22,376          1,089,264
     Quanta Services, Inc.*+                          64,778          1,037,744
     URS Corp.*                                       25,070          1,009,067
     Washington Group International,
       Inc.                                           15,695            900,736
     Chicago Bridge & Iron NV Co.                     37,242            893,808
     Insituform Technologies, Inc. --
       Class A*                                       24,242            644,837
                                                                ---------------
Total Construction & Engineering                                     14,654,983
                                                                ---------------
Trading Companies & Distributors 15.7%
     W.W. Grainger, Inc.                              27,835          2,097,367
     Fastenal Co.+                                    44,216          2,093,185
     MSC Industrial Direct Co. --
       Class A                                        29,635          1,600,883
     WESCO International, Inc.*+                      20,935          1,423,789
     United Rentals, Inc.*+                           38,410          1,325,145
     GATX Corp.+                                      29,277          1,208,847
     Watsco, Inc.                                     16,400          1,165,220
     Applied Industrial Technologies,
       Inc.+                                          20,975            935,485
     Beacon Roofing Supply, Inc.*+                    20,336            826,455
     UAP Holding Corp.                                38,401            825,622
                                                                ---------------
Total Trading Companies & Distributors                               13,501,998
                                                                ---------------
Electrical Equipment 8.1%
     ABB Ltd. -- SP ADR*+                             89,600          1,124,480
     Emerson Electric Co.                             13,400          1,120,642
     Rockwell Automation, Inc.                         9,900            711,909
     Cooper Industries Ltd. -- Class A                 6,500            564,850
     American Power Conversion Corp.                  21,400            494,554
     Roper Industries, Inc.                            8,617            419,045
     Hubbell, Inc. -- Class B                          7,300            374,198
     Thomas & Betts Corp.*+                            6,900            354,522
     AMETEK, Inc.+                                     7,800            350,688

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
     Energy Conversion Devices, Inc.*+                 5,800    $       285,244
     A.O. Smith Corp.+                                 5,000            264,000
     Acuity Brands, Inc.                               6,499            259,960
     Regal-Beloit Corp.+                               5,300            224,031
     Evergreen Solar, Inc.*+                          14,393            221,652
     General Cable Corp.*                              6,900            209,277
                                                                ---------------
Total Electrical Equipment                                            6,979,052
                                                                ---------------
Road & Rail 8.1%
     Burlington Northern Santa Fe
       Corp.                                          11,494            957,795
     Union Pacific Corp.                               9,200            858,820
     Norfolk Southern Corp.                           15,200            821,864
     Canadian National Railway Co.                    18,100            819,568
     CSX Corp.                                        10,900            651,820
     Canadian Pacific Railway Ltd.+                    9,600            479,712
     Amerco, Inc.*+                                    3,761            372,226
     J.B. Hunt Transport Services,
       Inc.+                                          13,600            292,944
     Laidlaw International, Inc.                      10,300            280,160
     CNF, Inc.+                                        5,400            269,676
     Landstar System, Inc.                             5,800            255,896
     Kansas City Southern*+                            9,700            239,590
     Knight Transportation, Inc.+                     11,200            221,200
     YRC Worldwide, Inc.*+                             5,800            220,748
     Swift Transportation Co., Inc.*                   9,300            202,089
                                                                ---------------
Total Road & Rail                                                     6,944,108
                                                                ---------------
Airlines 7.9%
     Southwest Airlines Co.+                          75,816          1,363,930
     Ryanair Holdings  PLC -- SP ADR*+                19,328          1,057,242
     AMR Corp.*+                                      31,672            856,728
     Gol Linhas Aereas Inteligentes
       SA -- SP ADR+                                  30,530            818,204
     Continental Airlines, Inc. --
       Class B*+                                      20,820            560,058
     Lan Airlines SA-SP ADR+                          14,160            554,930
     AirTran Holdings, Inc.*+                         25,146            455,394
     SkyWest, Inc.+                                   14,060            411,536
     JetBlue Airways Corp.*+                          37,660            403,715
     Alaska Air Group, Inc.*+                          9,400            333,230
                                                                ---------------
Total Airlines                                                        6,814,967
                                                                ---------------
Total Industrials                                                    48,895,108
                                                                ---------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
MATERIALS 25.7%
Construction Materials 17.5%
     Cemex SA de CV -- SP ADR+                        60,000    $     3,916,800
     Vulcan Materials Co.+                            31,225          2,705,646
     Martin Marietta Materials, Inc.                  18,841          2,016,552
     Florida Rock Industries, Inc.                    28,500          1,602,270
     Eagle Materials, Inc.+                           23,600          1,504,736
     Headwaters, Inc.*+                               29,700          1,181,763
     Lafarge North America, Inc.                      12,500          1,050,000
     Texas Industries, Inc.+                          16,824          1,017,684
                                                                ---------------
Total Construction Materials                                         14,995,451
                                                                ---------------
Metals & Mining 8.2%
     BHP Billiton Ltd. -- SP ADR+                     25,124          1,001,191
     Rio Tinto  PLC -- SP ADR                          3,700            765,900
     Anglo American  PLC -- ADR+                      35,758            699,784
     Companhia Vale do Rio Doce -- SP
       ADR+                                           13,519            656,077
     Mittal Steel NV Co. -- Class A+                  12,529            472,970
     POSCO -- SP ADR+                                  6,829            435,690
     Nucor Corp.+                                      3,949            413,816
     Newmont Mining Corp.                              7,681            398,567
     Phelps Dodge Corp.                                4,338            349,339
     Alcan, Inc.+                                      7,567            346,039
     AngloGold Ashanti Ltd. -- SP ADR+                 6,167            333,758
     Barrick Gold Corp.                               11,661            317,646
     Falconbridge Ltd.                                 9,038            316,782
     Alcoa, Inc.                                       9,617            293,895
     Freeport-McMoRan Copper & Gold,
       Inc. -- Class B+                                4,684            279,963
                                                                ---------------
Total Metals & Mining                                                 7,081,417
                                                                ---------------
Total Materials                                                      22,076,868
                                                                ---------------
ENERGY 7.9%
Energy Equipment & Services 7.9%
     Schlumberger Ltd.+                                8,450          1,069,516
     Halliburton Co.+                                  9,389            685,585
     Transocean, Inc.*+                                7,800            626,340
     Tenaris SA -- SP ADR+                             3,250            587,177
     Baker Hughes, Inc.+                               7,850            536,940
     GlobalSantaFe Corp.+                              7,250            440,438
     Diamond Offshore Drilling, Inc.+                  4,910            439,445
     Noble Corp.                                       4,539            368,113
     BJ Services Co.                                  10,450            361,570
     Nabors Industries Ltd.*+                          4,989            357,113

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
     ENSCO International, Inc.+                        6,200    $       318,990
     Smith International, Inc.+                        7,950            309,732
     Patterson-UTI Energy, Inc.                        7,650            244,494
     Precision Drilling Trust+                         7,150            231,231
     Weatherford International Ltd.*+                  4,813            220,195
                                                                ---------------
Total Energy Equipment & Services                                     6,796,879
                                                                ---------------
Total Energy                                                          6,796,879
                                                                ---------------
HEALTH CARE 7.0%
Biotechnology 7.0%
     Amgen, Inc.*                                     13,067            950,624
     Genentech, Inc.*                                 11,095            937,639
     Gilead Sciences, Inc.*                            9,900            615,978
     Celgene Corp.*+                                  11,200            495,264
     Biogen Idec, Inc.*                                9,400            442,740
     Genzyme Corp.*+                                   6,200            416,764
     Medimmune, Inc.*+                                 9,300            340,194
     Chiron Corp.*                                     7,100            325,251
     Amylin Pharmaceuticals, Inc.*+                    6,000            293,700
     Applera Corp. - Applied
       Biosystems Group+                               9,100            246,974
     PDL BioPharma, Inc.*+                             7,400            242,720
     Invitrogen Corp.*+                                3,100            217,403
     Charles River Laboratories
       International, Inc.*+                           4,311            211,325
     ImClone Systems, Inc.*+                           5,800            197,316
     Affymetrix, Inc.*+                                3,700            121,841
                                                                ---------------
Total Biotechnology                                                   6,055,733
                                                                ---------------
Total Health Care                                                     6,055,733
                                                                ---------------
INFORMATION TECHNOLOGY 0.5%
Communications Equipment 0.5%
     Dycom Industries, Inc.*+                         21,456            455,940
                                                                ---------------
Total Communications Equipment                                          455,940
                                                                ---------------
Total Information Technology                                            455,940
                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $73,782,760)                                                84,280,528
                                                                ---------------

                                                        FACE
                                                      AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.7%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
  4.40% due 04/03/06                           $   1,468,596    $     1,468,596
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,468,595)                                                  1,468,596
                                                                ---------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 25.6%
Investment in Securities Lending Short Term
     Investment Portfolio Held by
       U.S. Bank.                                 21,997,795         21,997,795
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $21,997,795)                                                   21,997,795
                                                                ---------------
TOTAL INVESTMENTS 125.3%
   (Cost $97,249,150)                                           $   107,746,919
                                                                ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (25.3)%                                                      $   (21,747,646)
                                                                ---------------
NET ASSETS - 100.0%                                             $    85,999,273

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006.

--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS  47.9%
FINANCIALS 9.8%
   INSURANCE 4.5%
   Prudential Financial, Inc.                             480     $       36,389
   MetLife, Inc.                                          569             27,523
   Chubb Corp.                                            280             26,723
   Allstate Corp.                                         499             26,003
   UICI                                                   400             14,796
   AFLAC, Inc.                                            310             13,990
   Genworth Financial, Inc. -- Class A                    359             12,001
   ACE Ltd.                                               220             11,442
   XL Capital Ltd.                                        160             10,258
   Progressive Corp.                                       70              7,298
   Lincoln National Corp.                                 130              7,097
   Loews Corp.                                             60              6,072
   MBIA, Inc.                                             100              6,013
   Ambac Financial Group, Inc.                             60              4,776
   Aon Corp.                                              100              4,151
                                                                  --------------

TOTAL INSURANCE                                                          214,532
                                                                  --------------
   REAL ESTATE 2.2%
   Longview Fibre Co.                                     599             15,478
   Meristar Hospitality Corp.*                          1,429             14,833
   Bedford Property Investors, Inc.                       549             14,785
   CarrAmerica Realty Corp.                               330             14,721
   Shurgard Storage Centers, Inc. -- Class A              220             14,659
   Town & Country Trust                                   360             14,612
   Arden Realty, Inc.                                     320             14,442
   Plum Creek Timber Co., Inc. (REIT)                     110              4,062
                                                                  --------------

TOTAL REAL ESTATE                                                        107,592
                                                                  --------------

   CAPITAL MARKETS 1.4%
   Goldman Sachs Group, Inc.                              280             43,949
   Lehman Brothers Holdings, Inc.                          80             11,562
   E*Trade Financial Corp.*                               340              9,173
                                                                  --------------

TOTAL CAPITAL MARKETS                                                     64,684
                                                                  --------------
   BANKS 1.1%
   Western Sierra Bancorp                                 340             15,416
   Main Street Banks, Inc.                                560             14,493

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   North Fork Bancorporation, Inc.                        399     $       11,503
   National City Corp.                                    329             11,482
                                                                  --------------

TOTAL BANKS                                                               52,894
                                                                  --------------

   THRIFTS & MORTGAGE FINANCE 0.6%
   Independence Community Bank Corp.                      360             15,005
   Sound Federal Bancorp, Inc.                            719             14,804
                                                                  --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                          29,809
                                                                  --------------

TOTAL FINANCIALS                                                         469,511
                                                                  --------------

INDUSTRIALS 7.4%
   MACHINERY 1.3%
   Stewart & Stevenson Services, Inc.                     420             15,321
   Titan International, Inc.                              879             15,171
   Ingersoll-Rand Co. -- Class A                          340             14,209
   Cummins, Inc.                                           80              8,408
   Parker Hannifin Corp.                                   80              6,449
                                                                  --------------

TOTAL MACHINERY                                                           59,558
                                                                  --------------

   ROAD & RAIL 1.0%
   Norfolk Southern Corp.                                 550             29,739
   Burlington Northern Santa Fe Corp.                     130             10,833
   Canadian National Railway Co.                           40              1,811
   CSX Corp.                                               20              1,196
   Canadian Pacific Railway Ltd.                           20                999
   Amerco, Inc.*                                           10                990
   J.B. Hunt Transport Services, Inc.                      30                646
   Laidlaw International, Inc.                             20                544
   CNF, Inc.                                               10                499
   Kansas City Southern*                                   20                494
   Landstar System, Inc.                                   10                441
   Swift Transportation Co., Inc.*                         20                435
   Knight Transportation, Inc.                             20                395

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   YRC Worldwide, Inc.*                                    10     $          381
                                                                  --------------

TOTAL ROAD & RAIL                                                         49,403
                                                                  --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

   COMMERCIAL SERVICES & SUPPLIES 1.0%
   Duratek, Inc.                                          679             14,870
   Sourcecorp, Inc.*                                      609             14,683
   Cendant Corp.                                          759             13,169
   Monster Worldwide, Inc.*                                80              3,989
   Equifax, Inc.                                           30              1,117
                                                                  --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                      47,828
                                                                  --------------

   INDUSTRIAL CONGLOMERATES 0.9%
   Tyco International Ltd.                              1,618             43,492
                                                                  --------------

TOTAL INDUSTRIAL CONGLOMERATES                                            43,492
                                                                  --------------

   CONSTRUCTION & ENGINEERING 0.7%
   Fluor Corp.                                             80              6,864
   Jacobs Engineering Group, Inc.*                         40              3,470
   McDermott International, Inc.*                          50              2,722
   EMCOR Group, Inc.*                                      50              2,483
   Shaw Group, Inc.*                                       80              2,432
   Foster Wheeler, Ltd.*                                   50              2,365
   Quanta Services, Inc.*                                 130              2,083
   URS Corp.*                                              50              2,013
   Granite Construction, Inc.                              40              1,947
   Washington Group International, Inc.*                   30              1,722
   Chicago Bridge & Iron NV Co.                            70              1,680
   Insituform Technologies, Inc. -- Class A*               50              1,330
                                                                  --------------

TOTAL CONSTRUCTION & ENGINEERING                                          31,111
                                                                  --------------

   AEROSPACE & DEFENSE 0.6%
   Northrop Grumman Corp.                                 430             29,365
                                                                  --------------

TOTAL AEROSPACE & DEFENSE                                                 29,365
                                                                  --------------
   ELECTRICAL EQUIPMENT 0.6%
   Artesyn Technologies, Inc.                           1,349             14,771
   Emerson Electric Co.                                    30              2,509
   ABB Ltd. -- SP ADR*                                    179              2,246
   Rockwell Automation, Inc.                               20              1,438

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Roper Industries, Inc.                                  20     $          973
   American Power Conversion Corp.                         40                924
   AMETEK, Inc.                                            20                899
   Cooper Industries Ltd. -- Class A                       10                869
   A.O. Smith Corp.                                        10                528
   Thomas & Betts Corp.*                                   10                514
   Hubbell, Inc. -- Class B                                10                513
   Energy Conversion Devices, Inc.*                        10                492
   Evergreen Solar, Inc.*                                  30                462
   Regal-Beloit Corp.                                      10                423
   Acuity Brands, Inc.                                     10                400
   General Cable Corp.*                                    10                303
                                                                  --------------

TOTAL ELECTRICAL EQUIPMENT                                                28,264
                                                                  --------------

   TRADING COMPANIES & DISTRIBUTORS 0.6%
   W.W. Grainger, Inc.                                     60              4,521
   Fastenal Co.                                            90              4,261
   WESCO International, Inc.*                              50              3,400
   MSC Industrial Direct Co. -- Class A                    60              3,241
   United Rentals, Inc.*                                   80              2,760
   GATX Corp.                                              60              2,477
   Watsco, Inc.                                            30              2,132
   Applied Industrial Technologies, Inc.                   40              1,784
   UAP Holding Corp.                                       80              1,720
   Beacon Roofing Supply, Inc.*                            40              1,626
                                                                  --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                    27,922
                                                                  --------------

   BUILDING PRODUCTS 0.5%
   Water Pik Technologies, Inc.                           530             14,686
   Masco Corp.                                            310             10,072
                                                                  --------------

TOTAL BUILDING PRODUCTS                                                   24,758
                                                                  --------------
   AIRLINES 0.2%
   Ryanair Holdings  PLC -- SP ADR*                        40              2,188
   AMR Corp.*                                              60              1,623
   Gol Linhas Aereas Inteligentes SA
       -- SP ADR                                           60              1,608
   Lan Airlines SA-SP ADR                                  30              1,176

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Continental Airlines, Inc. --  Class B*                 40     $        1,076
   AirTran Holdings, Inc.*                                 50                905
   SkyWest, Inc.                                           30                878
   JetBlue Airways Corp.*                                  80                858

--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

   Alaska Air Group, Inc.*                                 20                709
                                                                  --------------

TOTAL AIRLINES                                                            11,021
                                                                  --------------
   AIR FREIGHT & COURIERS 0.0%
   Ryder System, Inc.                                      30              1,343
                                                                  --------------

TOTAL AIR FREIGHT & COURIERS                                               1,343
                                                                  --------------

TOTAL INDUSTRIALS                                                        354,065
                                                                  --------------

INFORMATION TECHNOLOGY 6.7%
   IT CONSULTING & SERVICES 2.0%
   iPayment Holdings, Inc.*                               350             14,997
   TNS, Inc.                                              708             14,995
   Pegasus Solutions, Inc.*                             1,578             14,849
   Intrado, Inc.*                                         569             14,783
   Anteon International Corp.*                            270             14,731
   Acxiom Corp.                                           569             14,703
   Computer Sciences Corp.*                                90              5,000
   Sabre Holdings Corp.                                    60              1,412
   Convergys Corp.*                                        70              1,275
                                                                  --------------

TOTAL IT CONSULTING & SERVICES                                            96,745
                                                                  --------------
   COMPUTERS & PERIPHERALS 1.4%
   Apple Computer, Inc.*                                  610             38,259
   Maxtor Corp.                                         1,618             15,468
   Lexar Media, Inc.                                    1,608             13,797
   Lexmark International, Inc.*                            20                907
                                                                  --------------

TOTAL COMPUTERS & PERIPHERALS                                             68,431
                                                                  --------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.4%
   Broadcom Corp. -- Class A*                             570             24,601
   ADE Corp.*                                             469             14,361
   Advanced Micro Devices, Inc.*                          320             10,611
   Freescale Semiconductor, Inc. -- Class B*              340              9,442
   National Semiconductor Corp.                           150              4,176
   Novellus Systems, Inc.*                                110              2,640

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Teradyne, Inc.*                                        160     $        2,482
                                                                  --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                             68,313
                                                                  --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.8%
   Identix, Inc.                                        1,858             14,790
   Excel Technology, Inc.                                 490             14,440
   Agilent Technologies, Inc.*                            240              9,012
   Sanmina-SCI Corp.*                                     430              1,763
                                                                  --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                  40,005
                                                                  --------------

   INTERNET SOFTWARE & SERVICES 0.6%
   iVillage, Inc.                                       1,768             14,869
   Matrixone, Inc.                                      2,058             14,735
                                                                  --------------

TOTAL INTERNET SOFTWARE & SERVICES                                        29,604
                                                                  --------------
   COMMUNICATIONS EQUIPMENT 0.2%
   Corning, Inc.*                                         390             10,495
   Dycom Industries, Inc.*                                 40                850
                                                                  --------------

TOTAL COMMUNICATIONS EQUIPMENT                                            11,345
                                                                  --------------

   OFFICE ELECTRONICS 0.2%
   Xerox Corp.*                                           459              6,977
                                                                  --------------

TOTAL OFFICE ELECTRONICS                                                   6,977
                                                                  --------------

   SOFTWARE 0.1%
   Novell, Inc.*                                          330              2,534
                                                                  --------------

TOTAL SOFTWARE                                                             2,534
                                                                  --------------

TOTAL INFORMATION TECHNOLOGY                                            323,954
                                                                  --------------
CONSUMER DISCRETIONARY 5.8%
   MEDIA 1.7%
   Comcast Corp. -- Class A*                              700             18,312
   Thomas Nelson, Inc.                                    509             14,888
   Pixar*                                                 230             14,752
   Knight-Ridder, Inc.                                    230             14,538
   Gannett Co., Inc.                                      170             10,187
   Tribune Co.                                            220              6,035

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   NTL, Inc.*                                             117     $        3,406
                                                                  --------------

TOTAL MEDIA                                                               82,118
                                                                  --------------
   HOTELS, RESTAURANTS & LEISURE 1.0%
   Aztar Corp.*                                           379             15,914
   GTECH Holdings Corp.                                   440             14,982
   Carnival Corp.                                         280             13,264

--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

   Wendy's International, Inc.                             30              1,862
   Darden Restaurants, Inc.                                30              1,231
                                                                  --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                       47,253
                                                                  --------------

   SPECIALTY RETAIL 1.0%
   Burlington Coat Factory Warehouse
       Corp.                                              330             14,998
   Sports Authority, Inc.*                                400             14,760
   Lowe's Cos., Inc.                                      180             11,599
   Office Depot, Inc.*                                     70              2,607
   Circuit City Stores, Inc.                              100              2,448
                                                                  --------------

TOTAL SPECIALTY RETAIL                                                    46,412
                                                                  --------------

   MULTILINE RETAIL 0.6%
   Federated Department Stores, Inc.                      190             13,870
   Sears Holdings Corp.*                                   60              7,934
   J.C. Penney Holding Co., Inc.                           50              3,021
   Dillard's, Inc. -- Class A                              80              2,083
                                                                  --------------

TOTAL MULTILINE RETAIL                                                    26,908
                                                                  --------------
   TEXTILES & APPAREL 0.5%
   Tommy Hilfiger Corp.                                   899             14,807
   VF Corp.                                                80              4,552
   Liz Claiborne, Inc.                                     80              3,278
   Jones Apparel Group, Inc.                               90              3,183
                                                                  --------------

TOTAL TEXTILES & APPAREL                                                  25,820
                                                                  --------------
   AUTOMOBILES 0.3%
   Ford Motor Co.                                       1,018              8,103
   General Motors Corp.                                   329              6,998
                                                                  --------------

TOTAL AUTOMOBILES                                                         15,101
                                                                  --------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   COMMERCIAL SERVICES & SUPPLIES 0.3%
   Education Management Corp.*                            360     $       14,976
                                                                  --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                      14,976
                                                                  --------------
   INTERNET & CATALOG RETAIL 0.3%
   J. Jill Group, Inc.*                                   619             14,800
                                                                  --------------

TOTAL INTERNET & CATALOG RETAIL                                           14,800
                                                                  --------------
   HOUSEHOLD DURABLES 0.1%
   D.R. Horton, Inc.                                      100              3,322
   Pulte Homes, Inc.                                       50              1,921
                                                                  --------------

TOTAL HOUSEHOLD DURABLES                                                   5,243
                                                                  --------------

TOTAL CONSUMER DISCRETIONARY                                             278,631
                                                                  --------------

HEALTH CARE 4.6%
   PHARMACEUTICALS 1.9%
   Pfizer, Inc.                                         2,117             52,755
   Merck & Co., Inc.                                      629             22,160
   Andrx Corp.*                                           619             14,695
   Watson Pharmaceuticals, Inc.*                           30                862
                                                                  --------------

TOTAL PHARMACEUTICALS                                                     90,472
                                                                  --------------

   HEALTH CARE PROVIDERS & SERVICES 1.2%
   Aetna, Inc.                                            380             18,673
   CIGNA Corp.                                             90             11,756
   Coventry Health Care, Inc.*                            120              6,477
   McKesson Corp.                                         120              6,256
   HCA, Inc.                                              130              5,953
   AmerisourceBergen Corp.                                 90              4,344
   Health Management Associates, Inc.
       -- Class A                                          70              1,510
   Manor Care, Inc.                                        20                887
                                                                  --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                    55,856
                                                                  --------------

   BIOTECHNOLOGY 0.8%
   Abgenix, Inc.*                                         659             14,828
   Gilead Sciences, Inc.*                                 150              9,333
   Applera Corp. - Applied Biosystems
       Group                                              160              4,343

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Amgen, Inc.*                                            30     $        2,183
   Genentech, Inc.*                                        20              1,690
   Celgene Corp.*                                          20                884
   Invitrogen Corp.*                                       10                701
   Genzyme Corp.*                                          10                672
   PDL BioPharma, Inc.*                                    20                656
   Charles River Laboratories
       International, Inc.*                                10                490
   Amylin Pharmaceuticals, Inc.*                           10                490
   ImClone Systems, Inc.*                                  10                340

--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

   Affymetrix, Inc.*                                       10                329
                                                                  --------------

TOTAL BIOTECHNOLOGY                                                       36,939
                                                                  --------------

   HEALTH CARE EQUIPMENT & SUPPLIES 0.7%
   Guidant Corp.                                          220             17,173
   Boston Scientific Corp.*                               660             15,213
   Waters Corp.*                                           90              3,884
                                                                  --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                    36,270
                                                                  --------------

TOTAL HEALTH CARE                                                        219,537
                                                                  --------------

CONSUMER STAPLES 3.3%
   FOOD PRODUCTS 1.3%
   Archer-Daniels-Midland Co.                           1,249             42,029
   General Mills, Inc.                                    349             17,687
   Hershey Co.                                             20              1,045
                                                                  --------------

TOTAL FOOD PRODUCTS                                                       60,761
                                                                  --------------
   FOOD & DRUG RETAILING 0.7%
   Albertson's, Inc.                                      569             14,606
   Safeway, Inc.                                          480             12,058
   Walgreen Co.                                           110              4,744
                                                                  --------------

TOTAL FOOD & DRUG RETAILING                                               31,408
                                                                  --------------

   HOUSEHOLD PRODUCTS 0.5%
   Kimberly-Clark Corp.                                   449             25,952
                                                                  --------------

TOTAL HOUSEHOLD PRODUCTS                                                  25,952
                                                                  --------------
   TOBACCO 0.5%
   Altria Group, Inc.                                     210             14,881

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   UST, Inc.                                              180     $        7,488
                                                                  --------------

TOTAL TOBACCO                                                             22,369
                                                                  --------------

   PERSONAL PRODUCTS 0.2%
   Avon Products, Inc.                                    350             10,909
                                                                  --------------

TOTAL PERSONAL PRODUCTS                                                   10,909
                                                                  --------------

   BEVERAGES 0.1%
   Molson Coors Brewing Co. -- Class B                     80              5,490
                                                                  --------------

TOTAL BEVERAGES                                                            5,490
                                                                  --------------

TOTAL CONSUMER STAPLES                                                   156,889
                                                                  --------------

MATERIALS 3.2%
   METALS & MINING 1.2%
   Roanoke Electric Steel Corp.                           510             16,473
   Phelps Dodge Corp.                                     120              9,664
   Nucor Corp.                                             90              9,431
   United States Steel Corp.                              120              7,282
   Rio Tinto  PLC -- SP ADR                                10              2,070
   BHP Billiton Ltd. -- SP ADR                             50              1,992
   Companhia Vale do Rio Doce -- SP ADR                    30              1,456
   Anglo American  PLC -- ADR                              70              1,370
   Mittal Steel NV Co. -- Class A                          30              1,132
   Newmont Mining Corp.                                    20              1,038
   Alcan, Inc.                                             20                915
   Falconbridge Ltd.                                       20                701
   POSCO -- SP ADR                                         10                638
   Alcoa, Inc.                                             20                611
   Barrick Gold Corp.                                      20                545
   AngloGold Ashanti Ltd. -- SP ADR                        10                541
                                                                  --------------

TOTAL METALS & MINING                                                     55,859
                                                                  --------------

   CONSTRUCTION MATERIALS 1.0%
   Lafarge North America, Inc.                            200             16,800
   Cemex SA de CV -- SP ADR                               120              7,834
   Vulcan Materials Co.                                    60              5,199
   Martin Marietta Materials, Inc.                         40              4,281
   Florida Rock Industries, Inc.                           60              3,373

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Eagle Materials, Inc.                                   50     $        3,188
   Texas Industries, Inc.                                  40              2,420
   Headwaters, Inc.*                                       60              2,387
                                                                  --------------

TOTAL CONSTRUCTION MATERIALS                                              45,482
                                                                  --------------
   CHEMICALS 0.4%
   Engelhard Corp.                                        370             14,656
   PPG Industries, Inc.                                   100              6,336
                                                                  --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

TOTAL CHEMICALS                                                           20,992
                                                                  --------------

   CONTAINERS & PACKAGING 0.3%
   Packaging Dynamics Corp.                             1,069             14,806
                                                                  --------------

TOTAL CONTAINERS & PACKAGING                                              14,806
                                                                  --------------
   PAPER & FOREST PRODUCTS 0.3%
   Weyerhaeuser Co.                                       140             10,140
   MeadWestvaco Corp.                                     100              2,731
   Louisiana-Pacific Corp.                                 60              1,632
                                                                  --------------

TOTAL PAPER & FOREST PRODUCTS                                             14,503
                                                                  --------------

TOTAL MATERIALS                                                          151,642
                                                                  --------------

ENERGY 2.9%
   OIL & GAS 2.3%
   Valero Energy Corp.                                    690             41,248
   Burlington Resources, Inc.                             280             25,735
   Remington Oil & Gas Corp.*                             350             15,127
   Williams Cos., Inc.                                    520             11,123
   ConocoPhillips                                         140              8,841
   Amerada Hess Corp.                                      40              5,696
   Kerr-McGee Corp.                                        50              4,774
                                                                  --------------

TOTAL OIL & GAS                                                          112,544
                                                                  --------------

   ENERGY EQUIPMENT & SERVICES 0.6%
   Weatherford International Ltd.*                        310             14,182
   Rowan Cos., Inc.*                                       90              3,956
   Tenaris SA -- SP ADR                                    10              1,807
   Transocean, Inc.*                                       20              1,606
   Baker Hughes, Inc.                                      20              1,368
   Diamond Offshore Drilling, Inc.                         10                895
   Noble Corp.                                             10                811

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Smith International, Inc.                               20     $          779
   Nabors Industries Ltd.*                                 10                716
   Patterson-UTI Energy, Inc.                              20                639
   GlobalSantaFe Corp.                                     10                608
   ENSCO International, Inc.                               10                515
   Precision Drilling Trust                                10                323
                                                                  --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                         28,205
                                                                  --------------

TOTAL ENERGY                                                             140,749
                                                                  --------------

TELECOMMUNICATION SERVICES 2.1%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.8%
   Verizon Communications, Inc.                         1,278             43,529
   AT&T, Inc.                                           1,008             27,256
   PanAmSat Holding Corp.                                 589             14,619
   CenturyTel, Inc.                                        60              2,347
                                                                  --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                              87,751
                                                                  --------------

   WIRELESS TELECOMMUNICATION SERVICES 0.3%
   Nextel Partners, Inc. -- Class A*                      520             14,726
                                                                  --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                                 14,726
                                                                  --------------

TOTAL TELECOMMUNICATION SERVICES                                         102,477
                                                                  --------------

UTILITIES 2.1%
   MULTI-UTILITIES 1.5%
   Constellation Energy Group, Inc.                       270             14,771
   KeySpan Corp.                                          360             14,713
   NorthWestern Corp.                                     470             14,636
   Public Service Enterprise Group,
       Inc.                                               220             14,089
   PG&E Corp.                                             210              8,169
   NiSource, Inc.                                         240              4,853
                                                                  --------------

TOTAL MULTI-UTILITIES                                                     71,231
                                                                  --------------

   ELECTRIC UTILITIES 0.6%
   Cinergy Corp.                                          330             14,985
   American Electric Power Co., Inc.                      220              7,485

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Allegheny Energy, Inc.*                                 80     $        2,708
   Pinnacle West Capital Corp.                             60              2,346
                                                                  --------------

TOTAL ELECTRIC UTILITIES                                                  27,524
                                                                  --------------

TOTAL UTILITIES                                                           98,755
                                                                  --------------

TOTAL COMMON STOCKS
   (Cost $2,208,170)                                                   2,296,210
                                                                  --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                         FACE
                                                       AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 50.1%
Collateralized by U.S. Treasury
Obligations

UBS Financial Services, Inc. at
  4.53% due 04/03/06                         $        487,150            487,150
Credit Suisse at 4.50% due 04/03/06+                  537,070            537,070
Lehman Brothers, Inc. at 4.40% due
  04/03/06                                            398,998            398,998
Morgan Stanley at
  4.40% due 04/03/06                                  487,150            487,150
Citigroup, Inc. at 4.15% due 04/03/06                 487,150            487,150
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $2,397,518)                                                   2,397,518
                                                                  --------------

                                                       SHARES
--------------------------------------------------------------------------------
COMMON STOCKS SOLD SHORT  (30.6)%
MATERIALS (1.2)%
   CHEMICALS 0.0%
   Hercules, Inc.*                                         30              (414)
   International Flavors &
       Fragrances, Inc.                                    20              (687)
                                                                  --------------

TOTAL CHEMICALS                                                          (1,101)
                                                                  --------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   CONTAINERS & PACKAGING 0.0%
   Temple-Inland, Inc.                                     30    $       (1,337)
                                                                 --------------

TOTAL CONTAINERS & PACKAGING                                             (1,337)
                                                                 --------------

   PAPER & FOREST PRODUCTS (0.1)%
   International Paper Co.                                120            (4,148)
                                                                 --------------

TOTAL PAPER & FOREST PRODUCTS                                            (4,148)
                                                                 --------------
   METALS & MINING (1.1)%
   Allegheny Technologies, Inc.                           200           (12,236)
   Steel Dynamics, Inc.                                   290           (16,452)
   Freeport-McMoRan Copper & Gold,
       Inc. -- Class B                                    380           (22,712)
                                                                 --------------

TOTAL METALS & MINING                                                   (51,400)
                                                                 --------------

TOTAL MATERIALS                                                         (57,986)
                                                                 --------------

UTILITIES (1.3)%
   MULTI-UTILITIES (0.2)%
   TECO Energy, Inc.                                      160            (2,579)
   Duke Energy Corp.                                      230            (6,705)
                                                                 --------------

TOTAL MULTI-UTILITIES                                                    (9,284)
                                                                 --------------
   ELECTRIC UTILITIES (1.1)%
   PPL Corp.                                               50            (1,470)
   Southern Co.                                            90            (2,949)
   Exelon Corp.                                            70            (3,703)
   FPL Group, Inc.                                        400           (16,056)
   TXU Corp.                                              650           (29,094)
                                                                 --------------

TOTAL ELECTRIC UTILITIES                                                (53,272)
                                                                 --------------

TOTAL UTILITIES                                                         (62,556)
                                                                 --------------

TELECOMMUNICATION SERVICES (2.1)%
   DIVERSIFIED TELECOMMUNICATION SERVICES (0.7)%
   Qwest Communications
       International, Inc.*                             1,590           (10,812)
   BellSouth Corp.                                        330           (11,435)

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Valor Communications Group, Inc.                     1,090    $      (14,344)
                                                                 --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            (36,591)
                                                                 --------------

   WIRELESS TELECOMMUNICATION SERVICES (1.4)%
   Sprint Nextel Corp.                                  2,530           (65,375)
                                                                 --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               (65,375)
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                       (101,966)
                                                                 --------------

ENERGY (2.7)%
   OIL & GAS (0.4)%
   Murphy Oil Corp.                                        30            (1,495)
   EOG Resources, Inc.                                     30            (2,160)

--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

   Devon Energy Corp.                                     220           (13,457)
                                                                 --------------

TOTAL OIL & GAS                                                         (17,112)
                                                                 --------------

   ENERGY EQUIPMENT & SERVICES (2.3)%
   BJ Services Co.                                         30            (1,038)
   Helix Energy Solutions Group, Inc.*                    400           (15,160)
   Schlumberger Ltd.                                      330           (41,768)
   Halliburton Co.                                        730           (53,305)
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                      (111,271)
                                                                 --------------

TOTAL ENERGY                                                           (128,383)
                                                                 --------------

CONSUMER DISCRETIONARY (2.9)%
   HOUSEHOLD DURABLES 0.0%
   KB Home                                                 10              (650)
   Maytag Corp.                                            50            (1,066)
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                                 (1,716)
                                                                 --------------

   INTERNET & CATALOG RETAIL (0.1)%
   Amazon.com, Inc.*                                       70            (2,556)
                                                                 --------------

TOTAL INTERNET & CATALOG RETAIL                                          (2,556)
                                                                 --------------

   COMMERCIAL SERVICES & SUPPLIES (0.1)%
   H&R Block, Inc.                                         50            (1,083)

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Apollo Group, Inc. -- Class A*                          30    $       (1,575)
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                     (2,658)
                                                                 --------------

   LEISURE EQUIPMENT & PRODUCTS (0.1)%
   Eastman Kodak Co.                                      160            (4,550)
                                                                 --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                       (4,550)
                                                                 --------------
   SPECIALTY RETAIL (0.1)%
   Bed Bath & Beyond, Inc.*                               140            (5,376)
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                   (5,376)
                                                                 --------------

   MULTILINE RETAIL (0.1)%
   Big Lots, Inc.*                                         60              (838)
   Nordstrom, Inc.                                        130            (5,093)
                                                                  --------------

TOTAL MULTILINE RETAIL                                                   (5,931)
                                                                 --------------

   AUTO COMPONENTS (0.2)%
   Dana Corp.                                             150              (227)
   Cooper Tire & Rubber Co.                                30              (430)
   Johnson Controls, Inc.                                 110            (8,352)
                                                                 --------------

TOTAL AUTO COMPONENTS                                                    (9,009)
                                                                 --------------

   HOTELS, RESTAURANTS & LEISURE (0.5)%
   Hilton Hotels Corp.                                    180            (4,583)
   Starbucks Corp.*                                       480           (18,067)
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     (22,650)
                                                                 --------------

   MEDIA (1.7)%
   New York Times Co. -- Class A                           20              (506)
   NTL, Inc.                                              117            (3,406)
   McGraw-Hill Cos., Inc.                                  60            (3,457)
   EW Scripps Co. -- Class A                               80            (3,577)
   The Walt Disney Co.                                    490           (13,666)
   McClatchy Co. -- Class A                               290           (14,166)
   Time Warner, Inc.                                    2,740           (46,005)
                                                                 --------------

TOTAL MEDIA                                                             (84,783)
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                           (139,229)
                                                                 --------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES (3.1)%
   BEVERAGES (0.5)%
   Constellation Brands, Inc. -- Class A*                  70    $       (1,754)
   Brown-Forman Corp. -- Class B                          100            (7,697)
   Coca-Cola Enterprises, Inc.                            660           (13,424)
                                                                 --------------

TOTAL BEVERAGES                                                         (22,875)
                                                                 --------------

   HOUSEHOLD PRODUCTS (0.6)%
   Colgate-Palmolive Co.                                  510           (29,121)
                                                                 --------------

TOTAL HOUSEHOLD PRODUCTS                                                (29,121)
                                                                 --------------
   FOOD PRODUCTS (0.9)%
   ConAgra Foods, Inc.                                    160            (3,433)
   WM Wrigley Jr Co.                                      220           (14,080)


--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

   Sara Lee Corp.                                       1,320           (23,602)
                                                                 --------------

TOTAL FOOD PRODUCTS                                                     (41,115)
                                                                 --------------

   FOOD & DRUG RETAILING (1.1)%
   Supervalu, Inc.                                        440           (13,561)
   CVS Corp.                                            1,390           (41,519)
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                             (55,080)
                                                                 --------------

TOTAL CONSUMER STAPLES                                                 (148,191)
                                                                 --------------

HEALTH CARE (3.3)%
   BIOTECHNOLOGY (0.4)%
   Biogen Idec, Inc.*                                      30            (1,413)
   Chiron Corp.*                                          140            (6,413)
   Medimmune, Inc.*                                       360           (13,169)
                                                                 --------------

TOTAL BIOTECHNOLOGY                                                     (20,995)
                                                                 --------------

   HEALTH CARE PROVIDERS & SERVICES (0.5)%
   Quest Diagnostics, Inc.                                 30            (1,539)
   Tenet Healthcare Corp.*                                360            (2,657)
   Humana, Inc.*                                           70            (3,685)
   WellPoint, Inc.*                                        90            (6,969)
   UnitedHealth Group, Inc.                               180           (10,055)
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  (24,905)
                                                                 --------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   HEALTH CARE EQUIPMENT & SUPPLIES (0.6)%
   Biomet, Inc.                                            40    $       (1,421)
   St. Jude Medical, Inc.*                                290           (11,890)
   Baxter International, Inc.                             390           (15,136)
                                                                 ---------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  (28,447)
                                                                 ---------------

   PHARMACEUTICALS (1.8)%
   Eli Lilly & Co.                                        720           (39,816)
   Schering-Plough Corp.                                2,300           (43,677)
                                                                 ---------------

TOTAL PHARMACEUTICALS                                                   (83,493)
                                                                 ---------------

TOTAL HEALTH CARE                                                      (157,840)
                                                                 --------------

INDUSTRIALS (3.4)%
   COMMERCIAL SERVICES & SUPPLIES (0.2)%
   Robert Half International, Inc.                         80            (3,089)
   Allied Waste Industries, Inc.*                         580            (7,099)
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    (10,188)
                                                                 --------------

   MACHINERY (0.4)%
   Navistar International Corp.*                           10              (276)
   Eaton Corp.                                             30            (2,189)
   Pall Corp.                                             210            (6,550)
   Caterpillar, Inc.                                      120            (8,617)
                                                                 --------------

TOTAL MACHINERY                                                         (17,632)
                                                                 --------------

   AIRLINES (0.5)%
   Southwest Airlines Co.                               1,310           (23,567)
                                                                 --------------

TOTAL AIRLINES                                                          (23,567)
                                                                 --------------

   AEROSPACE & DEFENSE (0.5)%
   United Technologies Corp.                              200           (11,594)
   Boeing Co.                                             180           (14,027)
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                               (25,621)
                                                                 --------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   AIR FREIGHT & COURIERS (0.9)%
   United Parcel Service, Inc. --
       Class B                                            540    $      (42,865)
                                                                 --------------

TOTAL AIR FREIGHT & COURIERS                                            (42,865)
                                                                 --------------

   ROAD & RAIL (0.9)%
   Union Pacific Corp.                                    460           (42,941)
                                                                 --------------

TOTAL ROAD & RAIL                                                       (42,941)
                                                                 --------------

TOTAL INDUSTRIALS                                                      (162,814)
                                                                 --------------

INFORMATION TECHNOLOGY (3.8)%
   COMMUNICATIONS EQUIPMENT (0.1)%
   ADC Telecommunications, Inc.*                          150            (3,838)
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                           (3,838)
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

   ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1)%
   Viisage Technology, Inc.                               349            (6,111)
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 (6,111)
                                                                 --------------

   IT CONSULTING & SERVICES (0.4)%
   Unisys Corp.*                                          100              (689)
   Paychex, Inc.                                          380           (15,831)
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                          (16,520)
                                                                 --------------

   SOFTWARE (0.4)%
   Adobe Systems, Inc.*                                   150            (5,238)
   Symantec Corp.*                                        320            (5,385)
   Autodesk, Inc.*                                        230            (8,860)
                                                                 --------------

TOTAL SOFTWARE                                                          (19,483)
                                                                 --------------

   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT (0.7)%
   LSI Logic Corp.*                                       150            (1,734)
   Nvidia Corp.*                                           80            (4,581)
   KLA-Tencor Corp.                                       290           (14,024)

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Micron Technology, Inc.*                               960    $      (14,131)
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           (34,470)
                                                                 --------------

   COMPUTERS & PERIPHERALS (0.8)%
   NCR Corp.*                                              50            (2,090)
   Seagate Technology                                     570           (15,008)
   Dell, Inc.*                                            740           (22,022)
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                           (39,120)
                                                                 --------------

   INTERNET SOFTWARE & SERVICES (1.3)%
   eBay, Inc.*                                            400           (15,624)
   Yahoo!, Inc.*                                        1,360           (43,874)
                                                                 --------------

TOTAL INTERNET SOFTWARE & SERVICES                                      (59,498)
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                           (179,040)
                                                                 --------------

FINANCIALS (6.8)%
   INSURANCE (0.3)%
   UnumProvident Corp.                                    140            (2,867)
   Hartford Financial Services Group,
       Inc.                                               140           (11,277)
                                                                 --------------

TOTAL INSURANCE                                                         (14,144)
                                                                 --------------

   CONSUMER FINANCE (0.3)%
   Capital One Financial Corp.                             10              (805)
   American Express Co.                                   260           (13,663)
                                                                 --------------

TOTAL CONSUMER FINANCE                                                  (14,468)
                                                                 --------------
   BANKS (0.5)%
   BB&T Corp.                                              10              (392)
   First Horizon National Corp.                            90            (3,749)
   Fifth Third Bancorp                                    120            (4,723)
   Umpqua Holding Corp.                                   510           (14,535)
                                                                 --------------

TOTAL BANKS                                                             (23,399)
                                                                 --------------

   THRIFTS & MORTGAGE FINANCE (1.0)%
   Washington Mutual, Inc.                                410           (17,474)
   Freddie Mac                                            470           (28,670)
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        (46,144)
                                                                  --------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   REAL ESTATE (1.3)%
   Equity Office Properties Trust                         190    $       (6,381)
   ProLogis                                               270           (14,445)
   Simon Property Group, Inc.                             230           (19,352)
   Public Storage, Inc.                                   270           (21,932)
                                                                 --------------

TOTAL REAL ESTATE                                                       (62,110)
                                                                 --------------

   CAPITAL MARKETS (1.4)%
   Janus Capital Group, Inc.                               90            (2,085)
   T. Rowe Price Group, Inc.                               60            (4,693)
   Northern Trust Corp.                                   240           (12,600)
   Charles Schwab Corp.                                 1,410           (24,266)
   Franklin Resources, Inc.                               270           (25,445)
                                                                 --------------

TOTAL CAPITAL MARKETS                                                   (69,089)
                                                                 --------------

   DIVERSIFIED FINANCIALS (2.0)%
   Moody's Corp.                                          380           (27,155)

--------------------------------------------------------------------------------

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

   J.P. Morgan Chase & Co.                              1,680           (69,955)
                                                                ---------------

TOTAL DIVERSIFIED FINANCIALS                                            (97,110)
                                                                ---------------

TOTAL FINANCIALS                                                       (326,464)
                                                                ---------------
TOTAL COMMON STOCKS SOLD SHORT
   (Cost $1,416,173)                                                 (1,464,469)
                                                                ---------------
TOTAL INVESTMENTS 67.4%
   (Cost $3,189,515)                                            $     3,229,259
                                                                ---------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES - 32.6%                                          $     1,562,240
                                                                ---------------
NET ASSETS - 100.0%                                             $     4,791,499

--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                    CONTRACTS        GAIN (LOSS)
--------------------------------------------------------------------------------
FUTURES CONTRACT PURCHASED
June 2006 U.S. 10-Year Treasury Note
Index Futures Contracts
   (Aggregate Market Value of
   Contracts $531,953)                                      5    $       (5,841)
June 2006 S&P 500 Index Mini Futures
Contracts
   (Aggregate Market Value of
   Contracts $782,400)                                     12    $        9,720

--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                    CONTRACTS               GAIN
--------------------------------------------------------------------------------
June 2006 Russell 2000 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $154,000)                                      2              9,600
June 2006 S&P MidCap 400 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $159,640)                                      2              6,444
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS $1,627,993)           $        19,923
                                                                 ---------------
FUTURES CONTRACTS SOLD
SHORT
June 2006 U.S. Dollar Index Futures
Contracts
   (Aggregate Market Value of
   Contracts $536,340)                                       6   $         4,309
                                                                 ---------------

*     Non-Income Producing Security.

+ All or a portion of this security is held as short security collateral at March 31, 2006.

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS  56.8%
FINANCIALS 11.0%
   INSURANCE 7.2%
   Prudential Financial, Inc.                             640     $       48,518
   MetLife, Inc.                                          840             40,631
   Allstate Corp.                                         730             38,040
   Chubb Corp.                                            380             36,267
   Genworth Financial, Inc. -- Class A                    530             17,718
   ACE Ltd.                                               320             16,643
   AFLAC, Inc.                                            360             16,247
   XL Capital Ltd.                                        200             12,822
   Progressive Corp.                                      110             11,469
   Lincoln National Corp.                                 190             10,372
   Loews Corp.                                            100             10,120
   MBIA, Inc.                                             150              9,019
   Aon Corp.                                              170              7,057
   Ambac Financial Group, Inc.                             80              6,368
                                                                  --------------

TOTAL INSURANCE                                                          281,291
                                                                  --------------
   CAPITAL MARKETS 2.4%
   THRIFTS & MORTGAGE FINANCE 0.1%
   Goldman Sachs Group, Inc.                              320             50,227
   Freddie Mac                                             70              4,270
   Lehman Brothers Holdings, Inc.                         150             21,679
                                                                  --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                           4,270
                                                                  --------------

   E*Trade Financial Corp.*                               460             12,411
   Franklin Resources, Inc.                                90              8,482
                                                                  --------------

TOTAL CAPITAL MARKETS                                                     92,799
                                                                  --------------
   BANKS 0.8%
   BB&T Corp.                                             410             16,072
   National City Corp.                                    450             15,705
                                                                  --------------

TOTAL BANKS                                                               31,777
                                                                  --------------
   CONSUMER FINANCE 0.4%
   Capital One Financial Corp.                            200             16,104
                                                                  --------------

TOTAL CONSUMER FINANCE                                                    16,104
                                                                  --------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   REAL ESTATE 0.1%
   Plum Creek Timber Co., Inc. (REIT)                     130     $        4,801
                                                                  --------------

TOTAL REAL ESTATE                                                          4,801
                                                                  --------------

TOTAL FINANCIALS                                                         431,042
                                                                  --------------
INDUSTRIALS 10.4%
   ROAD & RAIL 1.8%
   Norfolk Southern Corp.                                 661             35,740
   Burlington Northern Santa Fe Corp.                     220             18,333
   Canadian National Railway Co.                           71              3,215
   CSX Corp.                                               40              2,392
   Canadian Pacific Railway Ltd.                           40              1,999
   Laidlaw International, Inc.                             40              1,088
   J.B. Hunt Transport Services, Inc.                      50              1,077
   CNF, Inc.                                               20                999
   Amerco, Inc.*                                           10                990
   Kansas City Southern*                                   40                988
   Landstar System, Inc.                                   20                882
   Swift Transportation Co., Inc.*                         40                869
   Knight Transportation, Inc.                             40                790
   YRC Worldwide, Inc.*                                    20                761
                                                                  --------------

TOTAL ROAD & RAIL                                                         70,123
                                                                  --------------
   INDUSTRIAL CONGLOMERATES 1.6%
   Tyco International Ltd.                              2,380             63,974
                                                                  --------------

TOTAL INDUSTRIAL CONGLOMERATES                                            63,974
                                                                  --------------
   CONSTRUCTION & ENGINEERING 1.5%
   Fluor Corp.                                            141             12,098
   Jacobs Engineering Group, Inc.*                         81              7,026
   McDermott International, Inc.*                         101              5,499
   Foster Wheeler, Ltd.*                                  101              4,778
   Shaw Group, Inc.*                                      151              4,590
   EMCOR Group, Inc.*                                      81              4,022
   Granite Construction, Inc.                              81              3,943
   Quanta Services, Inc.*                                 242              3,877
   URS Corp.*                                              91              3,663

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Washington Group International,                         61     $        3,501
       Inc.*
   Chicago Bridge & Iron NV Co.                           141              3,384
   Insituform Technologies, Inc. --
       Class A*                                            91              2,421
                                                                  --------------

TOTAL CONSTRUCTION & ENGINEERING                                          58,802
                                                                  --------------
   TRADING COMPANIES & DISTRIBUTORS 1.3%
   Fastenal Co.                                           161              7,622
   W.W. Grainger, Inc.                                    100              7,535
   WESCO International, Inc.*                              90              6,121
   MSC Industrial Direct Co. -- Class A                   110              5,942
   United Rentals, Inc.*                                  161              5,554
   GATX Corp.                                             110              4,542
   Watsco, Inc.                                            60              4,263
   Applied Industrial Technologies,
       Inc.                                                80              3,568
   Beacon Roofing Supply, Inc.*                            80              3,251
   UAP Holding Corp.                                      141              3,032
                                                                  --------------

TOTAL TRADING COMPANIES & DISTRIBUTORS                                    51,430
                                                                  --------------
   MACHINERY 0.9%
   Ingersoll-Rand Co. -- Class A                          360             15,045
   Cummins, Inc.                                          110             11,561
   Parker Hannifin Corp.                                  120              9,673
                                                                  --------------

TOTAL MACHINERY                                                           36,279
                                                                  --------------
   AEROSPACE & DEFENSE 0.9%
   Northrop Grumman Corp.                                 500             34,145
                                                                  --------------

TOTAL AEROSPACE & DEFENSE                                                 34,145
                                                                  --------------
   COMMERCIAL SERVICES & SUPPLIES 0.7%
   Cendant Corp.                                        1,120             19,432
   Robert Half International, Inc.                        100              3,861
   Monster Worldwide, Inc.*                                70              3,490
   Equifax, Inc.                                           60              2,235
                                                                  --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                      29,018
                                                                  --------------
   ELECTRICAL EQUIPMENT 0.7%
   Emerson Electric Co.                                    50              4,181

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   ABB Ltd. -- SP ADR*                                    330     $        4,142
   Rockwell Automation, Inc.                               40              2,876
   American Power Conversion Corp.                         80              1,849
   Cooper Industries Ltd. -- Class A                       20              1,738
   Thomas & Betts Corp.*                                   30              1,541
   Hubbell, Inc. -- Class B                                30              1,538
   Roper Industries, Inc.                                  30              1,459
   AMETEK, Inc.                                            30              1,349
   A.O. Smith Corp.                                        20              1,056
   Energy Conversion Devices, Inc.*                        20                984
   General Cable Corp.*                                    30                910
   Regal-Beloit Corp.                                      20                845
   Acuity Brands, Inc.                                     20                800
   Evergreen Solar, Inc.*                                  50                770
                                                                  --------------

TOTAL ELECTRICAL EQUIPMENT                                                26,038
                                                                  --------------
   AIRLINES 0.5%
   Ryanair Holdings  PLC -- SP ADR*                        71              3,884
   AMR Corp.*                                             121              3,273
   Gol Linhas Aereas Inteligentes SA
       -- SP ADR                                          111              2,975
   Continental Airlines, Inc. --
       Class B*                                            81              2,179
   Lan Airlines SA-SP ADR                                  50              1,959
   AirTran Holdings, Inc.*                                 91              1,648
   JetBlue Airways Corp.*                                 141              1,512
   SkyWest, Inc.                                           50              1,463
   Alaska Air Group, Inc.*                                 40              1,418
                                                                  --------------

TOTAL AIRLINES                                                            20,311
                                                                  --------------
   BUILDING PRODUCTS 0.4%
   Masco Corp.                                            460             14,945
                                                                  --------------

TOTAL BUILDING PRODUCTS                                                   14,945
                                                                  --------------
   AIR FREIGHT & COURIERS 0.1%
   Ryder System, Inc.                                      50              2,239
                                                                  --------------

TOTAL AIR FREIGHT & COURIERS                                               2,239
                                                                  --------------

TOTAL INDUSTRIALS                                                        407,304
                                                                  --------------

--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
HEALTH CARE 6.8%
   PHARMACEUTICALS 2.8%
   Pfizer, Inc.                                         3,130     $       78,000
   Merck & Co., Inc.                                      930             32,764
   Watson Pharmaceuticals, Inc.*                           50              1,437
                                                                  --------------

TOTAL PHARMACEUTICALS                                                    112,201
                                                                  --------------
   HEALTH CARE PROVIDERS & SERVICES 2.1%
   Aetna, Inc.                                            401             19,705
   CIGNA Corp.                                            140             18,287
   McKesson Corp.                                         210             10,947
   HCA, Inc.                                              200              9,158
   Coventry Health Care, Inc.*                            140              7,557
   AmerisourceBergen Corp.                                150              7,240
   Humana, Inc.*                                          100              5,265
   Health Management Associates, Inc.
       -- Class A                                         110              2,373
   Manor Care, Inc.                                        30              1,331
                                                                  --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                    81,863
                                                                  --------------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
   Guidant Corp.                                          260             20,296
   Boston Scientific Corp.*                               770             17,748
   Waters Corp.*                                          100              4,315
                                                                  --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                    42,359
                                                                  --------------
   BIOTECHNOLOGY 0.8%
   Gilead Sciences, Inc.*                                 160              9,955
   Applera Corp. - Applied Biosystems
       Group                                              200              5,428
   Amgen, Inc.*                                            50              3,638
   Genentech, Inc.*                                        40              3,381
   Celgene Corp.*                                          40              1,769
   Chiron Corp.*                                           30              1,374
   Genzyme Corp.*                                          20              1,345
   PDL BioPharma, Inc.*                                    30                984
   Charles River Laboratories
       International, Inc.*                                20                980
   Amylin Pharmaceuticals, Inc.*                           20                979
   Invitrogen Corp.*                                       10                701
   ImClone Systems, Inc.*                                  20                680

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Affymetrix, Inc.*                                       10     $          329
                                                                  --------------

TOTAL BIOTECHNOLOGY                                                       31,543
                                                                  --------------

TOTAL HEALTH CARE                                                        267,966
                                                                  --------------
CONSUMER DISCRETIONARY 5.0%
   MULTILINE RETAIL 1.2%
   Federated Department Stores, Inc.                      280             20,440
   Sears Holdings Corp.*                                  140             18,513
   J.C. Penney Holding Co., Inc.                           90              5,437
   Dillard's, Inc. -- Class A                             120              3,125
                                                                  --------------

TOTAL MULTILINE RETAIL                                                    47,515
                                                                  --------------
   MEDIA 1.2%
   Comcast Corp. -- Class A*                              810             21,189
   Gannett Co., Inc.                                      250             14,980
   Tribune Co.                                            330              9,052
                                                                  --------------

TOTAL MEDIA                                                               45,221
                                                                  --------------
   SPECIALTY RETAIL 0.7%
   Lowe's Cos., Inc.                                      310             19,977
   Office Depot, Inc.*                                    120              4,469
   Circuit City Stores, Inc.                              130              3,182
                                                                  --------------

TOTAL SPECIALTY RETAIL                                                    27,628
                                                                  --------------
   AUTOMOBILES 0.6%
   Ford Motor Co.                                       1,430             11,383
   General Motors Corp.                                   460              9,784
                                                                  --------------

TOTAL AUTOMOBILES                                                         21,167
                                                                  --------------
   HOTELS, RESTAURANTS & LEISURE 0.5%
   Carnival Corp.                                         320             15,159
   Wendy's International, Inc.                             40              2,482
   Darden Restaurants, Inc.                                60              2,462
                                                                  --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                       20,103
                                                                  --------------
   TEXTILES & APPAREL 0.4%
   VF Corp.                                               120              6,828
   Liz Claiborne, Inc.                                    120              4,918

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Jones Apparel Group, Inc.                              130     $        4,598
                                                                  --------------

TOTAL TEXTILES & APPAREL                                                  16,344
                                                                  --------------
   AUTO COMPONENTS 0.3%
   Johnson Controls, Inc.                                 170             12,908
                                                                  --------------

TOTAL AUTO COMPONENTS                                                     12,908
                                                                  --------------
   HOUSEHOLD DURABLES 0.1%
   D.R. Horton, Inc.                                      120              3,986
   Pulte Homes, Inc.                                       30              1,153
                                                                  --------------

TOTAL HOUSEHOLD DURABLES                                                   5,139
                                                                  --------------

TOTAL CONSUMER DISCRETIONARY                                             196,025
                                                                  --------------
CONSUMER STAPLES 5.0%
   FOOD PRODUCTS 2.1%
   Archer-Daniels-Midland Co.                           1,640             55,186
   General Mills, Inc.                                    510             25,847
                                                                  --------------

TOTAL FOOD PRODUCTS                                                       81,033
                                                                  --------------
   HOUSEHOLD PRODUCTS 1.0%
   Kimberly-Clark Corp.                                   660             38,148
                                                                  --------------

TOTAL HOUSEHOLD PRODUCTS                                                  38,148
                                                                  --------------
   TOBACCO 0.9%
   Altria Group, Inc.                                     370             26,218
   UST, Inc.                                              210              8,736
                                                                  --------------

TOTAL TOBACCO                                                             34,954
                                                                  --------------
   FOOD & DRUG RETAILING 0.6%
   Safeway, Inc.                                          560             14,067
   Walgreen Co.                                           190              8,195
                                                                  --------------

TOTAL FOOD & DRUG RETAILING                                               22,262
                                                                  --------------
   PERSONAL PRODUCTS 0.2%
   Avon Products, Inc.                                    321             10,006
                                                                  --------------

TOTAL PERSONAL PRODUCTS                                                   10,006
                                                                  --------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   BEVERAGES 0.2%
   Molson Coors Brewing Co. -- Class B                    120    $        8,234
                                                                 --------------

TOTAL BEVERAGES                                                           8,234
                                                                 --------------

TOTAL CONSUMER STAPLES                                                  194,637
                                                                 --------------
INFORMATION TECHNOLOGY 4.8%
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.8%
   Broadcom Corp. -- Class A*                            780             33,665
   Advanced Micro Devices, Inc.*                         380             12,601
   Freescale Semiconductor, Inc. --
       Class B*                                          390             10,830
   National Semiconductor Corp.                          260              7,239
   Novellus Systems, Inc.*                               130              3,120
   Teradyne, Inc.*                                       180              2,792
   LSI Logic Corp.*                                      170              1,965
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                            72,212
                                                                 --------------
   COMPUTERS & PERIPHERALS 1.2%
   Apple Computer, Inc.*                                 710             44,531
   Lexmark International, Inc.*                           20                908
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                            45,439
                                                                 --------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.4%
   Agilent Technologies, Inc.*                           420             15,771
   Sanmina-SCI Corp.*                                    500              2,050
                                                                 --------------

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 17,821
                                                                 --------------
   INTERNET SOFTWARE & SERVICES 0.4%
   Yahoo!, Inc.*                                         500             16,130
                                                                 --------------

TOTAL INTERNET SOFTWARE & SERVICES                                       16,130
                                                                 --------------
   COMMUNICATIONS EQUIPMENT 0.3%
   Corning, Inc.*                                        390             10,495
   Dycom Industries, Inc.*                                81              1,721
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                           12,216
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   IT CONSULTING & SERVICES 0.3%
   Computer Sciences Corp.*                               130     $        7,221
   Sabre Holdings Corp.                                    90              2,118
   Convergys Corp.*                                       100              1,821
                                                                  --------------

TOTAL IT CONSULTING & SERVICES                                            11,160
                                                                  --------------
   OFFICE ELECTRONICS 0.3%
   Xerox Corp.*                                           680             10,336
                                                                  --------------

TOTAL OFFICE ELECTRONICS                                                  10,336
                                                                  --------------
   SOFTWARE 0.1%
   Novell, Inc.*                                          390              2,995
                                                                  --------------

TOTAL SOFTWARE                                                             2,995
                                                                  --------------

TOTAL INFORMATION TECHNOLOGY                                             188,309
                                                                  --------------
ENERGY 4.6%
   OIL & GAS 3.3%
   Valero Energy Corp.                                    900             53,802
   ConocoPhillips                                         510             32,206
   Burlington Resources, Inc.                             190             17,463
   Williams Cos., Inc.                                    610             13,048
   Amerada Hess Corp.                                      50              7,120
   Kerr-McGee Corp.                                        70              6,684
   Exxon Mobil Corp.                                        1                 61
                                                                  --------------

TOTAL OIL & GAS                                                          130,384
                                                                  --------------
   ENERGY EQUIPMENT & SERVICES 1.3%
   Weatherford International Ltd.*                        371             16,973
   Schlumberger Ltd.                                       90             11,391
   Rowan Cos., Inc.*                                      110              4,836
   Transocean, Inc.*                                       31              2,489
   Baker Hughes, Inc.                                      31              2,120
   GlobalSantaFe Corp.                                     31              1,883
   Tenaris SA -- SP ADR                                    10              1,807
   Diamond Offshore Drilling, Inc.                         20              1,790
   Noble Corp.                                             20              1,622
   Nabors Industries Ltd.*                                 20              1,432
   Smith International, Inc.                               31              1,208
   ENSCO International, Inc.                               21              1,080
   Precision Drilling Trust                                31              1,002
   Patterson-UTI Energy, Inc.                              31                991

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   BJ Services Co.                                          1     $           35
                                                                  --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                         50,659
                                                                  --------------

TOTAL ENERGY                                                             181,043
                                                                  --------------
TELECOMMUNICATION SERVICES 4.1%
   DIVERSIFIED TELECOMMUNICATION SERVICES 4.1%
   Verizon Communications, Inc.                         1,880             64,033
   AT&T, Inc.                                           2,300             62,192
   BellSouth Corp.                                        910             31,531
   CenturyTel, Inc.                                        90              3,521
                                                                  --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                             161,277
                                                                  --------------

TOTAL TELECOMMUNICATION SERVICES                                         161,277
                                                                  --------------
MATERIALS 3.6%
   CONSTRUCTION MATERIALS 1.5%
   Cemex SA de CV -- SP ADR                               221             14,427
   Vulcan Materials Co.                                   120             10,398
   Martin Marietta Materials, Inc.                         70              7,492
   Florida Rock Industries, Inc.                          110              6,184
   Eagle Materials, Inc.                                   90              5,739
   Headwaters, Inc.*                                      110              4,377
   Texas Industries, Inc.                                  70              4,234
   Lafarge North America, Inc.                             50              4,200
                                                                  --------------

TOTAL CONSTRUCTION MATERIALS                                              57,051
                                                                  --------------
   METALS & MINING 1.4%
   Phelps Dodge Corp.                                     150             12,079
   Nucor Corp.                                            110             11,527
   United States Steel Corp.                              160              9,709
   BHP Billiton Ltd. -- SP ADR                             91              3,626
   Anglo American  PLC -- ADR                             131              2,564
   Companhia Vale do Rio Doce -- SP ADR                    51              2,475
   Rio Tinto  PLC -- SP ADR                                10              2,070
   POSCO -- SP ADR                                         31              1,978
   Mittal Steel NV Co. -- Class A                          51              1,925
   Newmont Mining Corp.                                    31              1,609
   Alcan, Inc.                                             31              1,418

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Alcoa, Inc.                                             41       $      1,253
   AngloGold Ashanti Ltd. -- SP ADR                        21              1,136
   Barrick Gold Corp.                                      41              1,117
   Falconbridge Ltd.                                       31              1,086
                                                                  --------------

TOTAL METALS & MINING                                                     55,572
                                                                  --------------
   PAPER & FOREST PRODUCTS 0.5%
   Weyerhaeuser Co.                                       210             15,211
   MeadWestvaco Corp.                                     120              3,277
   Louisiana-Pacific Corp.                                 90              2,448
                                                                  --------------

TOTAL PAPER & FOREST PRODUCTS                                             20,936
                                                                  --------------
   CHEMICALS 0.2%
   PPG Industries, Inc.                                   140              8,871
                                                                  --------------

TOTAL CHEMICALS                                                            8,871
                                                                  --------------

TOTAL MATERIALS                                                          142,430
                                                                  --------------
UTILITIES 1.5%
   ELECTRIC UTILITIES 0.8%
   Exelon Corp.                                           220             11,638
   American Electric Power Co., Inc.                      330             11,227
   Allegheny Energy, Inc.*                                120              4,062
   Pinnacle West Capital Corp.                             80              3,128
                                                                  --------------

TOTAL ELECTRIC UTILITIES                                                  30,055
                                                                  --------------
   MULTI-UTILITIES 0.7%
   PG&E Corp.                                             310             12,059
   Duke Energy Corp.                                      320              9,328
   NiSource, Inc.                                         320              6,470
                                                                  --------------

TOTAL MULTI-UTILITIES                                                     27,857
                                                                  --------------

TOTAL UTILITIES                                                           57,912
                                                                  --------------

TOTAL COMMON STOCKS
   (Cost $2,095,956)                                                   2,227,945
                                                                  --------------

                                                         FACE             MARKET
                                                       AMOUNT              VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 43.8%
Collateralized by U.S. Treasury
Obligations

UBS Financial Services, Inc. at
  4.53% due 04/03/06                           $      253,126     $      253,126
Credit Suisse at 4.50% due 04/03/06+                  752,068            752,068
Lehman Brothers, Inc. at 4.40% due                    207,322            207,322
  04/03/06
Morgan Stanley at 4.40% due 04/03/06                  253,126            253,126
Citigroup, Inc. at 4.15% due 04/03/06                 253,126            253,126
                                                                  --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $1,718,769)                                                   1,718,768
                                                                  --------------

                                                       SHARES
--------------------------------------------------------------------------------
COMMON STOCKS SOLD SHORT  (45.2)%
UTILITIES (1.3)%
   GAS UTILITIES 0.0%
   Peoples Energy Corp.                                    10              (356)
                                                                  --------------

TOTAL GAS UTILITIES                                                        (356)
                                                                  --------------
   MULTI-UTILITIES (0.1)%
   TECO Energy, Inc.                                      220            (3,546)
                                                                  --------------

TOTAL MULTI-UTILITIES                                                    (3,546)
                                                                  --------------
   ELECTRIC UTILITIES (1.2)%
   PPL Corp.                                               80            (2,352)
   FPL Group, Inc.                                         80            (3,212)
   Southern Co.                                           160            (5,243)

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                      SHARES               VALUE
--------------------------------------------------------------------------------
   TXU Corp.                                             770     $      (34,465)
                                                                 --------------

TOTAL ELECTRIC UTILITIES                                                (45,272)
                                                                 --------------

TOTAL UTILITIES                                                         (49,174)
                                                                 --------------
MATERIALS (1.3)%
   CHEMICALS (0.1)%
   Hercules, Inc.*                                        50               (690)
   International Flavors &
       Fragrances, Inc.                                   40             (1,373)
                                                                 --------------

TOTAL CHEMICALS                                                          (2,063)
                                                                 --------------
   CONTAINERS & PACKAGING (0.1)%
   Temple-Inland, Inc.                                    50             (2,227)
                                                                 --------------

TOTAL CONTAINERS & PACKAGING                                             (2,227)
                                                                 --------------
   PAPER & FOREST PRODUCTS (0.1)%
   International Paper Co.                               200             (6,914)
                                                                 --------------

TOTAL PAPER & FOREST PRODUCTS                                            (6,914)
                                                                 --------------
   METALS & MINING (1.0)%
   Allegheny Technologies, Inc.                          240            (14,683)
   Freeport-McMoRan Copper & Gold,
       Inc. -- Class B                                   440            (26,299)
                                                                 --------------

TOTAL METALS & MINING                                                   (40,982)
                                                                 --------------

TOTAL MATERIALS                                                         (52,186)
                                                                 --------------
TELECOMMUNICATION SERVICES (3.5)%
   DIVERSIFIED TELECOMMUNICATION SERVICES (1.6)%
   Qwest Communications
       International, Inc.*                             1,780           (12,104)
   BellSouth Corp.                                      1,490           (51,629)
                                                                 --------------

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            (63,733)
                                                                 --------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   WIRELESS TELECOMMUNICATION SERVICES (1.9)%
   Sprint Nextel Corp.                                 2,830     $      (73,127)
                                                                 --------------

TOTAL WIRELESS TELECOMMUNICATION SERVICES                               (73,127)
                                                                 --------------

TOTAL TELECOMMUNICATION SERVICES                                       (136,860)
                                                                 --------------
ENERGY (3.9)%
   OIL & GAS (0.5)%
   Murphy Oil Corp.                                       40             (1,993)
   EOG Resources, Inc.                                    60             (4,320)
   Devon Energy Corp.                                    200            (12,234)
                                                                 --------------

TOTAL OIL & GAS                                                         (18,547)
                                                                 --------------
   ENERGY EQUIPMENT & SERVICES (3.4)%
   BJ Services Co.                                        40             (1,384)
   Halliburton Co.                                       890            (64,988)
   Schlumberger Ltd.                                     550            (69,613)
                                                                 --------------

TOTAL ENERGY EQUIPMENT & SERVICES                                      (135,985)
                                                                 --------------

TOTAL ENERGY                                                           (154,532)
                                                                 --------------
CONSUMER DISCRETIONARY (4.0)%
   HOUSEHOLD DURABLES (0.1)%
   Maytag Corp.                                           60             (1,280)
   KB Home                                                20             (1,300)
                                                                 --------------

TOTAL HOUSEHOLD DURABLES                                                 (2,580)
                                                                 --------------
   COMMERCIAL SERVICES & SUPPLIES (0.1)%
   H&R Block, Inc.                                        80             (1,732)
   Apollo Group, Inc. -- Class A*                         60             (3,151)
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                     (4,883)
                                                                 --------------
   INTERNET & CATALOG RETAIL (0.1)%
   Amazon.com, Inc.*                                     140             (5,111)
                                                                 --------------

TOTAL INTERNET & CATALOG RETAIL                                          (5,111)
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                      SHARES               VALUE
--------------------------------------------------------------------------------
   LEISURE EQUIPMENT & PRODUCTS (0.1)%
   Eastman Kodak Co.                                      180       $    (5,119)
                                                                 --------------

TOTAL LEISURE EQUIPMENT & PRODUCTS                                       (5,119)
                                                                 --------------
   SPECIALTY RETAIL (0.2)%
   Bed Bath & Beyond, Inc.*                               200            (7,680)
                                                                 --------------

TOTAL SPECIALTY RETAIL                                                   (7,680)
                                                                 --------------
   MULTILINE RETAIL (0.3)%
   Big Lots, Inc.*                                         70              (977)
   Sears Holding Corp.                                     20            (2,645)
   Nordstrom, Inc.                                        180            (7,052)
                                                                 --------------

TOTAL MULTILINE RETAIL                                                  (10,674)
                                                                 --------------
   AUTO COMPONENTS (0.6)%
   Dana Corp.                                             180              (272)
   Cooper Tire & Rubber Co.                                40              (573)
   Johnson Controls, Inc.                                 300           (22,779)
                                                                 --------------

TOTAL AUTO COMPONENTS                                                   (23,624)
                                                                 --------------
   HOTELS, RESTAURANTS & LEISURE (0.9)%
   Hilton Hotels Corp.                                    260            (6,620)
   Starbucks Corp.*                                       710           (26,724)
                                                                 --------------

TOTAL HOTELS, RESTAURANTS & LEISURE                                     (33,344)
                                                                 --------------
   MEDIA (1.6)%
   New York Times Co. -- Class A                           40            (1,013)
   EW Scripps Co. -- Class A                              110            (4,918)
   McGraw-Hill Cos., Inc.                                 100            (5,762)
   Time Warner, Inc.                                    3,070           (51,545)
                                                                 --------------

TOTAL MEDIA                                                             (63,238)
                                                                 --------------

TOTAL CONSUMER DISCRETIONARY                                           (156,253)
                                                                 --------------
CONSUMER STAPLES (4.6)%
   BEVERAGES (0.8)%
   Constellation Brands, Inc. -- Class A*                  120           (3,006)
   Brown-Forman Corp. -- Class B                           150          (11,545)

                                                                          MARKET
                                                      SHARES               VALUE
--------------------------------------------------------------------------------
   Coca-Cola Enterprises, Inc.                            740    $      (15,052)
                                                                 --------------

TOTAL BEVERAGES                                                         (29,603)
                                                                 --------------
   HOUSEHOLD PRODUCTS (1.0)%
   Colgate-Palmolive Co.                                  720           (41,112)
                                                                 --------------

TOTAL HOUSEHOLD PRODUCTS                                                (41,112)
                                                                 --------------
   FOOD & DRUG RETAILING (1.3)%
   CVS Corp.                                            1,690           (50,481)
                                                                 --------------

TOTAL FOOD & DRUG RETAILING                                             (50,481)
                                                                 --------------
   FOOD PRODUCTS (1.5)%
   Hershey Co.                                             50            (2,611)
   ConAgra Foods, Inc.                                    270            (5,794)
   WM Wrigley Jr Co.                                      310           (19,840)
   Sara Lee Corp.                                       1,620           (28,966)
                                                                 --------------

TOTAL FOOD PRODUCTS                                                     (57,211)
                                                                 --------------

TOTAL CONSUMER STAPLES                                                 (178,407)
                                                                 --------------
INDUSTRIALS (5.4)%
   COMMERCIAL SERVICES & SUPPLIES (0.4)%
   Allied Waste Industries, Inc.*                         650            (7,956)
   Robert Half International, Inc.                        220            (8,494)
                                                                 --------------

TOTAL COMMERCIAL SERVICES & SUPPLIES                                    (16,450)
                                                                 --------------
   AIRLINES (0.6)%
   Southwest Airlines Co.                               1,370           (24,646)
                                                                 --------------

TOTAL AIRLINES                                                          (24,646)
                                                                 --------------
   MACHINERY (0.7)%
   Navistar International Corp.*                           20              (552)
   Eaton Corp.                                             50            (3,648)
   Pall Corp.                                             240            (7,486)
   Caterpillar, Inc.                                      200           (14,362)
                                                                 --------------

TOTAL MACHINERY                                                         (26,048)
                                                                 --------------
   AEROSPACE & DEFENSE (0.9)%
   Boeing Co.                                             200           (15,586)

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                      SHARES               VALUE
--------------------------------------------------------------------------------
   United Technologies Corp.                             330     $      (19,130)
                                                                 --------------

TOTAL AEROSPACE & DEFENSE                                               (34,716)
                                                                 --------------
   ROAD & RAIL (1.2)%
   Union Pacific Corp.                                   510            (47,609)
                                                                 --------------

TOTAL ROAD & RAIL                                                       (47,609)
                                                                 --------------
   AIR FREIGHT & COURIERS (1.6)%
   United Parcel Service, Inc. --
       Class B                                           760            (60,329)
                                                                 --------------

TOTAL AIR FREIGHT & COURIERS                                            (60,329)
                                                                 --------------

TOTAL INDUSTRIALS                                                      (209,798)
                                                                 --------------
HEALTH CARE (5.4)%
   BIOTECHNOLOGY (0.8)%
   Biogen Idec, Inc.*                                     50             (2,355)
   Chiron Corp.                                          230            (10,536)
   Medimmune, Inc.*                                      460            (16,827)
                                                                 --------------

TOTAL BIOTECHNOLOGY                                                     (29,718)
                                                                 --------------
   HEALTH CARE EQUIPMENT & SUPPLIES (0.9)%
   Biomet, Inc.                                           60             (2,131)
   St. Jude Medical, Inc.*                               410            (16,810)
   Baxter International, Inc.                            440            (17,077)
                                                                 --------------

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  (36,018)
                                                                 --------------
   HEALTH CARE PROVIDERS & SERVICES (1.1)%
   Quest Diagnostics, Inc.                                50             (2,565)
   Tenet Healthcare Corp.*                               440             (3,247)
   Humana, Inc.                                          190            (10,003)
   WellPoint, Inc.*                                      150            (11,615)
   UnitedHealth Group, Inc.                              310            (17,317)
                                                                 --------------

TOTAL HEALTH CARE PROVIDERS & SERVICES                                  (44,747)
                                                                 --------------
   PHARMACEUTICALS (2.6)%
   Eli Lilly & Co.                                       800            (44,240)

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Schering-Plough Corp.                               2,970     $      (56,400)
                                                                 --------------

TOTAL PHARMACEUTICALS                                                  (100,640)
                                                                 --------------

TOTAL HEALTH CARE                                                      (211,123)
                                                                 --------------
INFORMATION TECHNOLOGY (5.4)%
   COMMUNICATIONS EQUIPMENT (0.1)%
   ADC Telecommunications, Inc.*                         180             (4,606)
                                                                 --------------

TOTAL COMMUNICATIONS EQUIPMENT                                           (4,606)
                                                                 --------------
   SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT (0.2)%
   LSI Logic Corp.                                       250             (2,890)
   Nvidia Corp.*                                          90             (5,153)
                                                                 --------------

TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                            (8,043)
                                                                 --------------
   IT CONSULTING & SERVICES (0.6)%
   Unisys Corp.*                                         170             (1,171)
   Paychex, Inc.                                         540           (22,497)
                                                                 --------------

TOTAL IT CONSULTING & SERVICES                                          (23,668)
                                                                 --------------
   SOFTWARE (0.8)%
   Adobe Systems, Inc.*                                  240             (8,381)
   Symantec Corp.*                                       530             (8,920)
   Autodesk, Inc.*                                       330            (12,711)
                                                                 --------------

TOTAL SOFTWARE                                                          (30,012)
                                                                 --------------
   COMPUTERS & PERIPHERALS (1.0)%
   NCR Corp.*                                             90             (3,761)
   Dell, Inc.*                                         1,230            (36,605)
                                                                 --------------

TOTAL COMPUTERS & PERIPHERALS                                           (40,366)
                                                                 --------------
   INTERNET SOFTWARE & SERVICES (2.7)%
   eBay, Inc.*                                           740            (28,905)
   Yahoo!, Inc.*                                       2,420            (78,069)
                                                                 --------------

TOTAL INTERNET SOFTWARE & SERVICES                                     (106,974)
                                                                 --------------

TOTAL INFORMATION TECHNOLOGY                                           (213,669)
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                      SHARES               VALUE
--------------------------------------------------------------------------------
FINANCIALS (10.4)%
   INSURANCE (0.4)%
   UnumProvident Corp.                                   160     $       (3,277)
   Hartford Financial Services Group,
       Inc.                                              160            (12,888)
                                                                 --------------

TOTAL INSURANCE                                                         (16,165)
                                                                 --------------
   BANKS (0.4)%
   First Horizon National Corp.                          110             (4,582)
   North Fork Bancorporation, Inc.                       180             (5,189)
   Fifth Third Bancorp                                   190             (7,478)
                                                                 --------------

TOTAL BANKS                                                             (17,249)
                                                                 --------------
   CONSUMER FINANCE (0.6)%
   American Express Co.                                  430            (22,597)
                                                                 --------------

TOTAL CONSUMER FINANCE                                                  (22,597)
                                                                 --------------
   THRIFTS & MORTGAGE FINANCE (1.5)%
   Washington Mutual, Inc.                               460            (19,605)
   Freddie Mac                                           670            (40,870)
                                                                 --------------

TOTAL THRIFTS & MORTGAGE FINANCE                                        (60,475)
                                                                 --------------
   REAL ESTATE (1.7)%
   Equity Office Properties Trust                        210             (7,052)
   Public Storage, Inc.                                  130            (10,560)
   ProLogis                                              380            (20,330)
   Simon Property Group, Inc.                            330            (27,766)
                                                                 --------------

TOTAL REAL ESTATE                                                       (65,708)
                                                                 --------------
   CAPITAL MARKETS (2.8)%
   Janus Capital Group, Inc.                             100             (2,317)
   T. Rowe Price Group, Inc.                             110             (8,603)
   Northern Trust Corp.                                  340            (17,850)
   Charles Schwab Corp.                                2,010            (34,592)
   Franklin Resources, Inc.                              480            (45,235)
                                                                 --------------

TOTAL CAPITAL MARKETS                                                  (108,597)
                                                                 --------------
   DIVERSIFIED FINANCIALS (3.0)%
   Moody's Corp.                                         560           (40,018)

                                                                          MARKET
                                                      SHARES               VALUE
--------------------------------------------------------------------------------
   J.P. Morgan Chase & Co.                             1,880     $      (78,283)
                                                                 --------------

TOTAL DIVERSIFIED FINANCIALS                                           (118,301)
                                                                 --------------

TOTAL FINANCIALS                                                       (409,092)
                                                                 --------------

TOTAL COMMON STOCKS SOLD SHORT
   (Cost $1,691,276)                                                 (1,771,094)
                                                                 --------------

TOTAL INVESTMENTS 55.4%
   (Cost $2,123,449)                                             $    2,175,619
                                                                 --------------
--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                    CONTRACTS               GAIN
--------------------------------------------------------------------------------
FUTURES CONTRACT PURCHASED
June 2006 Russell 2000 Index Mini
Futures Contracts
   (Aggregate Market Value of
   Contracts $462,000)                                      6     $       23,220
June 2006 S&P 400 Index Mini Futures
Contracts
   (Aggregate Market Value of
   Contracts $638,560)                                      8             16,663
June 2006 S&P 500 Index Mini Futures
Contracts
   (Aggregate Market Value of
   Contracts $652,000)                                     10              9,277
(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS $1,752,560)            $       49,160
                                                                  --------------
OTHER ASSETS IN EXCESS OF LIABILITIES -
   44.6%                                                          $    1,748,314
                                                                  --------------
NET ASSETS - 100.0%                                               $    3,923,933

*     Non-Income Producing Security.

+ All or a portion of this security is held as short security collateral at March 31, 2006. ADR--American Depository Receipt.

--------------------------------------------------------------------------------

VARIABLE ANNUITY U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                        FACE             MARKET
                                                      AMOUNT              VALUE
-------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  56.6%
Farmer Mac*
   4.40% due 06/19/06                         $   25,000,000     $   24,764,722
Federal Farm Credit Bank*
   4.51% due 05/24/06                             25,000,000         24,840,271
Federal Home Loan Bank*
   4.31% due 04/07/06                             25,000,000         24,988,028
   4.45% due 04/17/06                             25,000,000         24,956,736
Freddie Mac*
   4.51% due 06/13/06                             25,000,000         24,777,878
                                                                 --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $124,327,635)                                              124,327,635
                                                                 --------------

REPURCHASE AGREEMENTS 46.9%
Collateralized by U.S. Treasury Obligations

UBS Financial Services, Inc. at
  4.53% due 04/03/06                              26,953,204         26,953,204
Lehman Brothers, Inc. at 4.40% due                22,075,898         22,075,898
  04/03/06
Morgan Stanley at 4.40% due 04/03/06              26,953,203         26,953,203
Citigroup, Inc. at 4.15% due 04/03/06             26,953,203         26,953,203
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $102,935,508)                                              102,935,508
                                                                 --------------
TOTAL INVESTMENTS 103.5%
   (Cost $227,263,143)                                           $  227,263,143
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.5)%                   $   (7,601,519)
                                                                 --------------
NET ASSETS - 100.0%                                              $  219,661,624

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

--------------------------------------------------------------------------------

VARIABLE ANNUITY BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS  99.6%
Bank of America Corp.                                  15,178    $       691,206
J.P. Morgan Chase & Co.                                15,880            661,243
Wachovia Corp.                                         11,070            620,473
Wells Fargo & Co.                                       8,482            541,745
U.S. Bancorp+                                          13,481            411,171
Fannie Mae                                              7,462            383,547
Washington Mutual, Inc.                                 8,230            350,763
Freddie Mac                                             5,537            337,757
SunTrust Banks, Inc.                                    3,776            274,742
Countrywide Financial Corp.+                            7,143            262,148
Fifth Third Bancorp+                                    6,631            260,996
Golden West Financial Corp.+                            3,599            244,372
BB&T Corp.                                              6,207            243,314
National City Corp.                                     6,944            242,346
KeyCorp+                                                6,281            231,141
PNC Financial Services Group, Inc.                      3,338            224,681
Regions Financial Corp.                                 6,126            215,451
M&T Bank Corp.                                          1,863            212,643
North Fork Bancorporation, Inc.                         7,336            211,497
Marshall & Ilsley Corp.+                                4,147            180,726
AmSouth Bancorp+                                        6,445            174,337
UnionBanCal Corp.                                       2,394            167,963
Hudson City Bancorp, Inc.                              11,997            159,440
Comerica, Inc.                                          2,741            158,896
Zions Bancorporation                                    1,851            153,133
TD Banknorth, Inc.                                      5,073            148,893
Sovereign Bancorp, Inc.                                 6,769            148,309
Synovus Financial Corp.                                 5,101            138,186
Commerce Bancorp, Inc./NJ+                              3,760            137,804
Associated Banc-Corp.+                                  3,857            131,061
First Horizon National Corp.+                           3,023            125,908
MGIC Investment Corp.                                   1,860            123,932
Compass Bancshares, Inc.                                2,422            122,577
People's Bank/ Bridgeport CT                            3,725            121,994
New York Community Bancorp, Inc.+                       6,767            118,558
Mercantile Bankshares Corp.                             3,061            117,695
Independence Community Bank Corp.                       2,780            115,870
Radian Group, Inc.+                                     1,909            115,017
PMI Group, Inc.+                                        2,482            113,973
Huntington Bancshares, Inc.                             4,682            112,977
Commerce Bancshares, Inc.                               2,145            110,832
Popular, Inc.                                           5,261            109,218
BOK Financial Corp.                                     2,220            105,561
TCF Financial Corp.                                     4,089            105,292
Astoria Financial Corp.                                 3,264            101,053
Valley National Bancorp+                                3,903             99,995
Cullen/Frost Bankers, Inc.                              1,860             99,975

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
Wilmington Trust Corp.                                  2,224    $        96,410
Bank of Hawaii Corp.                                    1,800             95,958
Colonial BancGroup, Inc.                                3,723             93,075
IndyMac Bancorp, Inc.+                                  2,200             90,046
Whitney Holding Corp.                                   2,500             88,650
City National Corp.                                     1,130             86,773
Greater Bay Bancorp                                     2,980             82,665
South Financial Group, Inc.                             3,160             82,634
SVB Financial Group*+                                   1,553             82,387
Webster Financial Corp.                                 1,680             81,413
Sky Financial Group, Inc.                               2,980             78,970
East-West Bancorp, Inc.                                 2,040             78,642
Texas Regional Bancshares, Inc. --
   Class A                                              2,664             78,561
Sterling Financial Corp./WA                             2,701             78,329
Fulton Financial Corp.                                  4,470             76,884
Washington Federal, Inc.+                               3,160             76,472
FirstMerit Corp.+                                       2,980             73,487
Susquehanna Bancshares, Inc.                            2,780             71,641
Downey Financial Corp.                                  1,064             71,607
United Bankshares, Inc.                                 1,860             71,182
UCBH Holdings, Inc.+                                    3,720             70,382
Brookline Bancorp, Inc.                                 4,430             68,621
First Midwest Bancorp, Inc./IL                          1,860             68,020
International Bancshares Corp.+                         2,344             67,343
Fremont General Corp.+                                  3,080             66,405
Wintrust Financial Corp.                                1,130             65,732
Capital Federal Financial                               2,004             64,729
NewAlliance Bancshares, Inc.                            4,470             64,502
Chittenden Corp.                                        2,220             64,313
Sterling Bancshares, Inc./TX                            3,520             63,536
Central Pacific Financial Corp. Co.                     1,700             62,424
Flagstar Bancorp, Inc.+                                 4,090             61,759
Provident Bankshares Corp.                              1,680             61,236
TrustCo Bank Corp./NY+                                  5,030             61,215
Cathay General Bancorp                                  1,600             60,224
Bankunited Financial Corp. -- Class A                   2,220             60,029
FirstFed Financial Corp.*+                                999             59,750
Westamerica Bancorporation                              1,130             58,670
Umpqua Holding Corp.                                    2,040             58,140
Gold Banc Corp., Inc.                                   3,140             57,525
MAF Bancorp, Inc.                                       1,310             57,339
Boston Private Financial Holdings,
   Inc.+                                                1,680             56,767
Doral Financial Corp.                                   4,830             55,787
W Holding Co., Inc.                                     7,000             55,090
Anchor BanCorp Wisconsin, Inc.                          1,807             54,770
First Republic Bank                                     1,400             52,948

--------------------------------------------------------------------------------

VARIABLE ANNUITY BANKING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------


                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
Republic Bancorp, Inc./MI                               4,301    $        51,784
Prosperity Bancshares, Inc.                             1,680             50,753
First Bancorp Puerto Rico+                              3,691             45,621
Community Bank System, Inc.                             2,040             45,553
Glacier Bancorp, Inc.                                   1,210             37,571
BankAtlantic Bancorp, Inc. -- Class A                   2,400             34,536
Fidelity Bankshares, Inc.                               1,000             33,630
PrivateBancorp, Inc.                                      810             33,607
Irwin Financial Corp.                                   1,210             23,389
Nara Bancorp, Inc.                                      1,210             21,236
                                                                 ---------------
TOTAL COMMON STOCKS
   (Cost $12,164,909)                                                 13,851,133
                                                                 ---------------
                                                         FACE
                                                       AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  4.40% due 04/03/06                              $    72,360            72,360
                                                                 ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $72,360)                                                        72,360
                                                                ---------------
SECURITIES LENDING COLLATERAL  10.4%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bank                                    1,449,447         1,449,447
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,449,447)                                                     1,449,447
                                                                ===============
TOTAL INVESTMENTS 110.5%
   (Cost $13,686,716)                                           $    15,372,940
                                                                ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (10.5)%                                                      $    (1,461,321)
                                                                ---------------
NET ASSETS - 100.0%                                             $    13,911,619

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006.

--------------------------------------------------------------------------------

VARIABLE ANNUITY BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS  99.5%
E.I. du Pont de Nemours and Co.+                       26,060    $     1,099,993
Dow Chemical Co.                                       26,290          1,067,374
Alcoa, Inc.                                            30,395            928,871
Nucor Corp.+                                            8,556            896,583
Monsanto Co.+                                          10,430            883,942
Newmont Mining Corp.                                   15,619            810,470
Weyerhaeuser Co.+                                      10,730            777,174
Praxair, Inc.                                          13,819            762,118
Phelps Dodge Corp.                                      9,410            757,787
International Paper Co.                                21,404            739,936
Air Products & Chemicals, Inc.                         10,860            729,683
Southern Copper Corp.+                                  8,310            702,029
Freeport-McMoRan Copper & Gold, Inc.
   -- Class B+                                         10,385            620,711
PPG Industries, Inc.+                                   9,519            603,029
Vulcan Materials Co.+                                   6,869            595,199
Rohm & Haas Co.                                        11,984            585,658
Ecolab, Inc.+                                          14,883            568,531
Allegheny Technologies, Inc.+                           9,220            564,080
Lafarge North America, Inc.                             6,400            537,600
United States Steel Corp.+                              8,601            521,909
Martin Marietta Materials, Inc.                         4,360            466,651
Ashland, Inc.                                           6,245            443,895
Engelhard Corp.                                        11,170            442,444
The Mosaic Co.*+                                       28,610            410,553
Ball Corp.                                              9,070            397,538
Temple-Inland, Inc.                                     8,860            394,713
Sealed Air Corp.                                        6,807            393,921
MeadWestvaco Corp.                                     14,255            389,304
Reliance Steel & Aluminum Co.+                          4,124            387,326
Huntsman Corp.*                                        20,050            386,965
Sigma-Aldrich Corp.+                                    5,772            379,740
Commercial Metals Co.                                   6,991            373,949
Florida Rock Industries, Inc.                           6,479            364,249
Eastman Chemical Co.                                    7,037            360,154
Lyondell Chemical Co.                                  18,043            359,056
Pactiv Corp.*                                          14,302            350,971
Steel Dynamics, Inc.+                                   6,169            349,967
Sonoco Products Co.                                    10,290            348,522
Bemis Co.                                              10,890            343,906
Celanese Corp.                                         16,131            338,267
Airgas, Inc.                                            8,570            335,001
Cytec Industries, Inc.+                                 5,515            330,955
Smurfit-Stone Container Corp.*                         23,713            321,785
International Flavors & Fragrances,
   Inc.+                                                9,330            320,206
Valspar Corp.                                          11,350            316,324
Chaparral Steel Co.*+                                   4,865            315,836

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
Scotts Miracle-Gro Co. -- Class A                       6,870    $       314,371
Carpenter Technology Corp.                              3,254            307,568
Lubrizol Corp.+                                         7,010            300,378
Louisiana-Pacific Corp.+                               10,990            298,928
FMC Corp.                                               4,731            293,227
Crown Holdings, Inc.*                                  16,373            290,457
Chemtura Corp.                                         24,356            286,914
Nalco Holding Co.*                                     15,909            281,589
Albemarle Corp.                                         6,177            280,127
H.B. Fuller Co.                                         5,340            274,156
Packaging Corporation of America                       12,163            272,938
Quanex Corp.                                            3,995            266,187
Aleris International, Inc.*+                            5,500            264,385
Century Aluminum Co.*                                   6,206            263,445
Owens-Illinois, Inc.*                                  15,100            262,287
RPM International, Inc.                                14,590            261,745
AptarGroup, Inc.                                        4,586            253,376
Cabot Corp.                                             7,425            252,376
Valhi, Inc.                                            14,038            248,473
Hercules, Inc.*+                                       17,700            244,260
Headwaters, Inc.*+                                      6,098            242,639
Worthington Industries, Inc.+                          12,012            240,961
RTI International Metals, Inc.*+                        4,366            239,475
Cleveland-Cliffs, Inc.+                                 2,707            235,834
Texas Industries, Inc.                                  3,806            230,225
Olin Corp.                                             10,696            229,643
Longview Fibre Co.                                      8,774            226,720
Bowater, Inc.+                                          7,560            223,625
PolyOne Corp.*+                                        21,185            197,444
Amcol International Corp.                               6,750            194,400
Minerals Technologies, Inc.+                            3,270            191,001
MacDermid, Inc.                                         5,870            188,720
Potlatch Corp.+                                         4,240            181,642
Glatfelter                                              9,870            180,917
Ferro Corp.                                             8,370            167,400
A. Schulman, Inc.                                       6,701            165,850
Wausau Paper Corp.                                     11,660            165,222
Sensient Technologies Corp.                             9,080            163,894
Deltic Timber Corp.                                     2,657            161,014
OM Group, Inc.*                                         6,960            160,080
Georgia Gulf Corp.+                                     5,930            154,121
Ryerson Tull, Inc.+                                     5,710            152,800
Arch Chemicals, Inc.                                    4,980            151,392
A.M. Castle & Co.                                       4,792            141,364
Myers Industries, Inc.                                  8,653            138,361
Rock-Tenn Co. -- Class A                                9,150            137,158
Neenah Paper, Inc.                                      4,070            133,292
Brush Engineered Materials, Inc.*                       6,160            121,660

--------------------------------------------------------------------------------

VARIABLE ANNUITY BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              March 31, 2006
-------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
Buckeye Technologies, Inc.*                            12,104    $       109,541
Schweitzer-Mauduit International,
   Inc.                                                 4,400            105,600
Caraustar Industries, Inc.*                            10,200            104,958
Steel Technologies, Inc.                                3,812             92,632
Quaker Chemical Corp.                                   3,980             86,565
Chesapeake Corp.+                                       6,040             83,835
Wellman, Inc.                                          12,260             77,974
Penford Corp.                                           4,782             76,895
Material Sciences Corp.*                                5,710             68,977
Pope & Talbot, Inc.                                     7,840             53,312
                                                                 ---------------
TOTAL COMMON STOCKS
   (Cost $28,324,494)                                                 35,869,205
                                                                 ---------------

                                                         FACE
                                                       AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.6%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  4.40% due 04/03/06                               $  206,379           206,379
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $206,379)                                                      206,379
                                                                ---------------
SECURITIES LENDING COLLATERAL  13.3%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bank                                    4,819,377         4,819,377
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,819,377)                                                     4,819,377
                                                                ===============
TOTAL INVESTMENTS 113.4%
   (Cost $33,350,250)                                           $    40,894,961
                                                                ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS
   - (13.4)%                                                    $    (4,846,798)
                                                                ---------------
NET ASSETS - 100.0%                                             $    36,048,163

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006.

--------------------------------------------------------------------------------

VARIABLE ANNUITY BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS  99.5%
Amgen, Inc.*                                           69,986    $     5,091,481
Genentech, Inc.*+                                      59,671          5,042,796
Gilead Sciences, Inc.*                                 52,130          3,243,529
Celgene Corp.*+                                        57,222          2,530,357
Biogen Idec, Inc.*                                     48,408          2,280,017
Genzyme Corp.*                                         33,806          2,272,439
Medimmune, Inc.*+                                      46,812          1,712,383
Chiron Corp.*                                          36,401          1,667,530
Amylin Pharmaceuticals, Inc.*+                         29,408          1,439,522
Applera Corp. - Applied Biosystems
   Group+                                              47,019          1,276,096
Vertex Pharmaceuticals, Inc.*+                         33,462          1,224,375
PDL BioPharma, Inc.*+                                  35,242          1,155,938
Charles River Laboratories
   International, Inc.*+                               23,069          1,130,842
Invitrogen Corp.*+                                     15,697          1,100,831
Millennium Pharmaceuticals, Inc.*+                     99,973          1,010,727
Cephalon, Inc.*+                                       16,666          1,004,126
ImClone Systems, Inc.*+                                27,707            942,592
Techne Corp.*+                                         14,705            884,359
Neurocrine Biosciences, Inc.*+                         13,469            869,289
Alkermes, Inc.*+                                       38,538            849,763
Nektar Therapeutics*+                                  40,799            831,484
Abgenix, Inc.*                                         36,291            816,547
Alexion Pharmaceuticals, Inc.*+                        21,730            769,677
OSI Pharmaceuticals, Inc.*+                            23,917            767,736
Human Genome Sciences, Inc.*+                          69,229            752,519
Myogen, Inc.*+                                         20,691            749,635
Affymetrix, Inc.*+                                     20,458            673,682
United Therapeutics Corp.*+                            10,137            671,880
Medarex, Inc.*+                                        50,131            662,732
Angiotech Pharmaceuticals, Inc.*                       44,742            662,182
Martek Biosciences Corp.*+                             20,118            660,474
Cubist Pharmaceuticals, Inc.*                          28,143            646,445
Crucell -- SP ADR*+                                    22,456            630,564
Telik, Inc.*+                                          30,918            598,572
ICOS Corp.*+                                           26,940            594,027
Ligand Pharmaceuticals, Inc. --
   Class B*+                                           45,240            581,334
Digene Corp.*                                          14,677            573,871
Serologicals Corp.*+                                   23,446            573,489
Myriad Genetics, Inc.*+                                21,548            562,187
Regeneron Pharmaceuticals, Inc.*                       33,190            551,950
CV Therapeutics, Inc.*+                                23,752            524,444
QLT, Inc.*                                             67,526            519,275

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
Onyx Pharmaceuticals, Inc.*+                           19,510    $       512,333
Pharmion Corp.*+                                       23,580            424,912
Momenta Pharmaceuticals, Inc.*+                        20,740            407,748
Idenix Pharmaceuticals, Inc.*+                         29,713            403,205
Geron Corp.*+                                          48,495            402,993
Viropharma, Inc.*+                                     31,320            397,764
Zymogenetics, Inc.*                                         2                 43
                                                                 ---------------
TOTAL COMMON STOCKS
   (Cost $48,186,307)                                                 53,652,696
                                                                 ---------------

                                                         FACE             MARKET
                                                       AMOUNT              VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.6%
Collateralized by U.S. Treasury
  Obligations

Lehman Brothers, Inc. at 4.40% due
  04/03/06                                        $   310,165           310,165
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $310,165)                                                      310,165
                                                                ---------------
SECURITIES LENDING COLLATERAL  25.9%
Investment in Securities Lending Short Term*
       Investment Portfolio held by
       U.S. Bank                                   13,962,210        13,962,210
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $13,962,210)                                                   13,962,210
                                                                ===============
TOTAL INVESTMENTS 126.0%
   (Cost $62,458,682)                                           $    67,925,071
                                                                ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (26.0)%                                                      $   (14,011,625)
                                                                ---------------
NET ASSETS - 100.0%                                             $    53,913,446

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006

--------------------------------------------------------------------------------

VARIABLE ANNUITY COMMODITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                         FACE             MARKET
                                                       AMOUNT              VALUE
--------------------------------------------------------------------------------
FEDERAL AGENCY DISCOUNT NOTES  11.3%
Federal Home Loan Bank*
   4.53% due 04/03/06                             $ 1,000,000     $    1,000,000
Freddie Mac*
   4.58% due 04/04/06                                 700,000            699,911
                                                                  --------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $1,699,911)                                                   1,699,911
                                                                  --------------
REPURCHASE AGREEMENTS 85.1%
Collateralized by U.S. Treasury
Obligations

UBS Financial Services, Inc. at
  4.53% due 04/03/06                                2,712,328          2,712,328
Credit Suisse at 4.50% due 04/03/06                 2,426,333          2,426,333
Lehman Brothers, Inc. at 4.40% due                  2,221,519          2,221,519
  04/03/06
Morgan Stanley at 4.40% due 04/03/06                2,712,328          2,712,328
Citigroup, Inc. at  4.15% due
  04/03/06                                          2,712,328          2,712,328
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $12,784,836)                                                 12,784,836
                                                                  --------------
TOTAL INVESTMENTS 96.4%
   (Cost $14,484,747)                                             $   14,484,747
                                                                  --------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.6%                      $      536,275
                                                                  --------------
NET ASSETS - 100.0%                                               $   15,021,022
--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                                        UNITS               GAIN
--------------------------------------------------------------------------
EQUITY INDEX SWAP AGREEMENT SOLD
SHORT
May 2006 Goldman Sachs Commodity
Index Swap, Maturing 05/31/06**
   (Notional Market Value
   $16,400,766)                                         2,513     $      144,724
                                                                  --------------

* The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

** Price Return based on Goldman Sachs Commodity Index +/- financing at a variable rate.

--------------------------------------------------------------------------------

VARIABLE ANNUITY CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS  99.8%
Altria Group, Inc.                                     18,342     $    1,299,714
Procter & Gamble Co.                                   22,279          1,283,716
Coca-Cola Co.                                          26,690          1,117,510
PepsiCo, Inc.                                          18,433          1,065,243
Kraft Foods, Inc. -- Class A+                          26,878            814,672
Anheuser-Busch Cos., Inc.+                             14,780            632,141
Colgate-Palmolive Co.                                  10,680            609,828
Archer-Daniels-Midland Co.                             17,890            601,998
Kimberly-Clark Corp.                                    9,750            563,550
Sysco Corp.+                                           15,560            498,698
Kellogg Co.                                            10,760            473,870
General Mills, Inc.+                                    9,320            472,338
Reynolds American, Inc.+                                4,320            455,760
Kroger Co.*+                                           21,520            438,147
Avon Products, Inc.+                                   13,927            434,105
Campbell Soup Co.                                      12,870            416,988
H.J. Heinz Co.                                         10,948            415,148
WM Wrigley Jr Co.+                                      6,380            408,320
Sara Lee Corp.                                         22,040            394,075
Safeway, Inc.+                                         15,148            380,518
Hershey Co.                                             7,276            380,025
ConAgra Foods, Inc.+                                   17,578            377,224
Albertson's, Inc.+                                     14,450            370,932
Brown-Forman Corp. -- Class B                           4,610            354,832
Coca-Cola Enterprises, Inc.                            17,270            351,272
Clorox Co.                                              5,660            338,751
Estee Lauder Cos., Inc. -- Class A+                     8,900            330,991
Pepsi Bottling Group, Inc.                             10,110            307,243
Whole Foods Market, Inc.+                               4,610            306,288
UST, Inc.+                                              6,960            289,536
Molson Coors Brewing Co. -- Class B                     3,920            268,990
Dean Foods Co.*                                         6,762            262,568
Constellation Brands, Inc. -- Class A*+                10,085            252,629
McCormick & Co., Inc.                                   7,229            244,774
Hormel Foods Corp.                                      7,134            241,129
Hansen Natural Corp.*+                                  1,790            225,630
Energizer Holdings, Inc.*                               4,150            219,950
Supervalu, Inc.+                                        7,120            219,438
Alberto-Culver Co. -- Class B                           4,930            218,054
Tyson Foods, Inc. -- Class A                           15,840            217,642
PepsiAmericas, Inc.                                     8,360            204,402
Loews Corp. - Carolina Group                            4,320            204,206
Smithfield Foods, Inc.*                                 6,626            194,407
Del Monte Foods Co.                                    15,190            180,153
Church & Dwight Co., Inc.                               4,850            179,062

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
Corn Products International, Inc.                       6,050     $      178,899
NBTY, Inc.*                                             7,070            159,216
J.M. Smucker Co.+                                       4,000            158,800
United Natural Foods, Inc.*                             4,360            152,469
Flowers Foods, Inc.+                                    5,000            148,500
Tootsie Roll Industries, Inc.                           4,868            142,475
Lancaster Colony Corp.                                  3,331            139,902
Great Atlantic & Pacific Tea Co.*                       3,940            137,624
Delta & Pine Land Co.                                   4,350            131,196
Ruddick Corp.                                           5,190            126,169
Performance Food Group Co.*                             4,000            124,760
Hain Celestial Group, Inc.*                             4,593            120,291
Spectrum Brands, Inc.*                                  5,490            119,243
TreeHouse Foods, Inc.*                                  4,480            118,944
Casey's General Stores, Inc.                            4,950            113,207
Ralcorp Holdings, Inc.*                                 2,910            110,726
Pilgrim's Pride Corp.+                                  4,920            106,616
Lance, Inc.                                             4,400             99,000
USANA Health Sciences, Inc.*+                           2,370             98,876
Universal Corp./Richmond VA                             2,600             95,602
J&J Snack Foods Corp.                                   2,642             88,745
Alliance One International, Inc.                       17,150             83,349
WD-40 Co.                                               2,690             82,987
Playtex Products, Inc.*                                 7,490             78,420
Nash Finch Co.+                                         2,424             72,478
Peet's Coffee & Tea, Inc.*                              2,290             68,700
Sanderson Farms, Inc.+                                  2,760             61,824
Natures Sunshine Products, Inc.                         3,093             38,663
American Italian Pasta Co. -- Class A+                  5,720             35,807
                                                                  --------------
TOTAL COMMON STOCKS
   (Cost $20,190,245)                                                 22,709,955
                                                                  --------------
                                                         FACE
                                                       AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.1%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  4.40% due 04/03/06                           $       27,171             27,171
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $27,171)                                                         27,171
                                                                  --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              March 31, 2006
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL  14.6%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bank                                    3,306,221    $    3,306,221
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,306,221)                                                     3,306,221
                                                                 ==============
TOTAL INVESTMENTS 114.5%
   (Cost $23,523,637)                                            $   26,043,347
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.5)%                  $   (3,294,212)
                                                                 --------------
NET ASSETS - 100.0%                                              $   22,749,135

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006.

--------------------------------------------------------------------------------

VARIABLE ANNUITY ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------
                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS  99.4%
Intel Corp.                                           130,572     $    2,526,568
Texas Instruments, Inc.                                57,483          1,866,473
Applied Materials, Inc.+                               81,164          1,421,182
Broadcom Corp. -- Class A*                             30,561          1,319,013
Advanced Micro Devices, Inc.*+                         33,030          1,095,275
Nvidia Corp.*+                                         18,426          1,055,073
Analog Devices, Inc.+                                  26,285          1,006,453
MEMC Electronic Materials, Inc.*+                      25,214            930,901
Maxim Integrated Products, Inc.                        23,028            855,490
National Semiconductor Corp.+                          30,070            837,149
Linear Technology Corp.                                23,785            834,378
Micron Technology, Inc.*+                              56,533            832,166
KLA-Tencor Corp.+                                      16,719            808,531
Microchip Technology, Inc.+                            21,896            794,825
Freescale Semiconductor, Inc. --
   Class B*                                            28,105            780,476
Altera Corp.*+                                         36,676            756,993
Lam Research Corp.*                                    17,575            755,725
Xilinx, Inc.                                           29,428            749,237
Intersil Corp. -- Class A+                             22,042            637,455
Silicon Laboratories, Inc.*                            11,050            607,197
LSI Logic Corp.*+                                      52,319            604,808
Atmel Corp.*                                          126,930            599,110
Integrated Device Technology, Inc.*                    35,830            532,434
Agere Systems, Inc.*                                   34,682            521,617
Cree, Inc.*+                                           14,456            474,301
Novellus Systems, Inc.*                                19,533            468,792
PMC - Sierra, Inc.*+                                   37,783            464,353
Fairchild Semiconductor
   International, Inc.*+                               23,540            448,908
Teradyne, Inc.*+                                       28,696            445,075
International Rectifier Corp.*+                        10,399            430,830
Cypress Semiconductor Corp.*                           24,757            419,631
RF Micro Devices, Inc.*                                47,963            414,880
Cymer, Inc.*+                                           8,845            401,917
Microsemi Corp.*                                       13,017            378,925
Micrel, Inc.*                                          23,068            341,868
Applied Micro Circuits Corp.*                          83,819            341,143
Varian Semiconductor Equipment
   Associates, Inc.*                                   11,677            327,890
Semtech Corp.*                                         17,566            314,256
Lattice Semiconductor Corp.*                           42,863            285,467
Cabot Microelectronics Corp.*+                          7,594            281,737
ATMI, Inc.*                                             9,156            276,511
Skyworks Solutions, Inc.*                              39,466            267,974
Veeco Instruments, Inc.*                               11,352            265,069
Triquint Semiconductor, Inc.*                          52,383            257,724

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
DSP Group, Inc.*                                        8,776     $      254,592
Ultratech, Inc.*                                       10,320            252,634
Power Integrations, Inc.*                               9,663            239,449
Advanced Energy Industries, Inc.*                      16,575            234,205
Photronics, Inc.*                                      12,117            227,315
Brooks Automation, Inc.*+                              15,335            218,370
FEI Co.*                                               10,973            217,814
Credence Systems Corp.*                                29,297            215,040
Axcelis Technologies, Inc.*                            36,452            213,609
Kulicke & Soffa Industries, Inc.*                      22,248            212,246
Supertex, Inc.*                                         5,513            207,399
Exar Corp.*+                                           13,165            187,996
Standard Microsystems Corp.*+                           6,929            180,015
Actel Corp.*                                           11,024            175,722
LTX Corp.*                                             31,719            171,283
Cohu, Inc.                                              7,968            169,081
Rudolph Technologies, Inc.*                             9,299            158,548
Pericom Semiconductor Corp.*                           14,354            141,530
Kopin Corp.*                                           26,171            131,117
ESS Technologies, Inc.*+                               27,814             92,342
Taiwan Semiconductor Manufacturing
   Co. Ltd. -- SP ADR                                      59                593
                                                                  --------------

TOTAL COMMON STOCKS
   (Cost $30,956,320)                                                 33,936,680
                                                                  --------------
                                                        FACE
                                                      AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.7%
Collateralized by U.S. Treasury
  Obligations

Lehman Brothers, Inc. at 4.40% due
  04/03/06                                        $  218,429            218,429
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $218,428)                                                      218,429
                                                                 --------------
SECURITIES LENDING COLLATERAL  21.0%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bank                                   7,179,196          7,179,196
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $7,179,196)                                                     7,179,196
                                                                 ==============
TOTAL INVESTMENTS 121.1%
   (Cost $38,353,944)                                            $   41,334,305
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (21.1)%                                                       $   (7,205,056)
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                              March 31, 2006
-------------------------------------------------------------------------------

NET ASSETS - 100.0%                                              $   34,129,249

*     Non-Income Producing Security.

      ADR--American Depository Receipt.

+     All or a portion of this security is on loan at March 31, 2006

--------------------------------------------------------------------------------

VARIABLE ANNUITY ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS  99.3%
Exxon Mobil Corp.                                      93,105     $    5,666,370
BP PLC -- SP ADR                                       64,782          4,466,071
Total SA -- SP ADR+                                    27,560          3,630,479
Chevron Corp.                                          55,603          3,223,306
Royal Dutch Shell PLC -- SP ADR                        50,053          3,116,300
ConocoPhillips+                                        43,738          2,762,055
Schlumberger Ltd.+                                     21,758          2,753,910
Occidental Petroleum Corp.+                            24,006          2,224,156
Halliburton Co.+                                       25,408          1,855,292
Valero Energy Corp.                                    30,580          1,828,072
Burlington Resources, Inc.                             18,500          1,700,335
Marathon Oil Corp.                                     21,711          1,653,727
Repsol YPF SA -- SP ADR                                57,011          1,624,814
Transocean, Inc.*+                                     19,232          1,544,330
Devon Energy Corp.                                     23,583          1,442,572
Baker Hughes, Inc.+                                    20,983          1,435,237
Anadarko Petroleum Corp.+                              13,897          1,403,736
Apache Corp.                                           19,428          1,272,728
Weatherford International Ltd.*+                       27,421          1,254,511
EOG Resources, Inc.+                                   16,058          1,156,176
Peabody Energy Corp.+                                  22,350          1,126,664
XTO Energy, Inc.                                       25,456          1,109,118
Diamond Offshore Drilling, Inc.+                       12,056          1,079,012
Amerada Hess Corp.                                      7,540          1,073,696
Noble Corp.                                            12,307            998,098
Kerr-McGee Corp.                                        9,984            953,272
Chesapeake Energy Corp.+                               30,230            949,524
Williams Cos., Inc.+                                   44,010            941,374
Kinder Morgan, Inc.                                    10,220            940,138
National-Oilwell Varco, Inc.*+                         14,659            939,935
Nabors Industries Ltd.*+                               12,716            910,211
BJ Services Co.+                                       26,295            909,807
Sunoco, Inc.                                           11,706            908,034
ENSCO International, Inc.+                             16,390            843,266
Smith International, Inc.+                             21,178            825,095
Murphy Oil Corp.+                                      16,295            811,817
Noble Energy, Inc.+                                    18,400            808,128
El Paso Corp.                                          65,150            785,058
Consol Energy, Inc.+                                   10,500            778,680
Rowan Cos., Inc.                                       15,465            679,841
Grant Prideco, Inc.*+                                  15,149            648,983
Cooper Cameron Corp.*                                  14,686            647,359
Frontier Oil Corp.                                     10,900            646,915
Patterson-UTI Energy, Inc.                             20,215            646,071
Tesoro Corp.+                                           9,400            642,396
Denbury Resources, Inc.*+                              19,800            627,066
Pride International, Inc.*                             20,038            624,785

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
Pioneer Natural Resources Co.+                         14,050     $      621,713
Southwestern Energy Co.*                               19,092            614,571
Arch Coal, Inc.+                                        8,000            607,520
Newfield Exploration Co.*+                             13,999            586,558
FMC Technologies, Inc.*                                11,227            575,047
Helmerich & Payne, Inc.                                 8,082            564,285
Tidewater, Inc.+                                       10,008            552,742
Western Gas Resources, Inc.+                           11,200            540,400
Range Resources Corp.+                                 19,675            537,324
Cimarex Energy Co.+                                    12,200            527,772
Helix Energy Solutions Group, Inc.*+                   12,945            490,616
Maverick Tube Corp.*+                                   9,218            488,462
Pogo Producing Co.+                                     9,700            487,425
Plains Exploration & Production Co.*                   12,400            479,136
Quicksilver Resources, Inc.*+                          11,905            460,247
Massey Energy Co.+                                     12,600            454,482
Unit Corp.*                                             8,123            452,857
St. Mary Land & Exploration Co.+                       10,965            447,701
Tetra Technologies, Inc.*+                              9,479            445,892
Hanover Compressor Co.*+                               23,832            443,752
Cabot Oil & Gas Corp.                                   9,200            440,956
SEACOR Holdings, Inc.*+                                 5,308            420,394
Dresser-Rand Group, Inc.*                              16,527            410,696
Veritas DGC, Inc.*+                                     8,794            399,160
Atwood Oceanics, Inc.*+                                 3,824            386,262
Forest Oil Corp.*                                      10,350            384,813
Hydril Co.*                                             4,935            384,683
Lone Star Technologies, Inc.*                           6,854            379,780
Overseas Shipholding Group, Inc.                        7,874            377,401
Oceaneering International, Inc.*                        6,404            366,949
Penn Virginia Corp.                                     5,000            355,000
Remington Oil & Gas Corp.*                              7,890            341,006
CARBO Ceramics, Inc.                                    5,700            324,387
World Fuel Services Corp.                               8,000            323,520
Stone Energy Corp.*                                     6,800            300,084
NS Group, Inc.*+                                        6,408            294,960
Input/Output, Inc.*+                                   29,827            289,620
Petroleum Development Corp.*                            6,206            281,504
Swift Energy Co.*+                                      7,048            264,018
Lufkin Industries, Inc.                                 4,742            262,896
Bristow Group, Inc.*                                    7,879            243,461
Tronox, Inc.                                                1                 13
                                                                  --------------
TOTAL COMMON STOCKS
   (Cost $57,473,315)                                                 86,478,585
                                                                  --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                        FACE             MARKET
                                                      AMOUNT              VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.8%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  4.40% due 04/03/06                             $   718,509     $      718,509
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $718,508)                                                      718,509
                                                                 --------------
SECURITIES LENDING COLLATERAL 23.5%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bank                                  20,475,372         20,475,372
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $20,475,372)                                                   20,475,372
                                                                 ==============
TOTAL INVESTMENTS 123.6%
   (Cost $78,667,195)                                            $  107,672,466
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (23.6)%                                                       $  (20,568,884)
                                                                 --------------
NET ASSETS - 100.0%                                              $   87,103,582

*     Non-Income Producing Security.

      ADR--American Depository Receipt.

+     All or a portion of this security is on loan at March 31, 2006.

--------------------------------------------------------------------------------

VARIABLE ANNUITY ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------
                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS  99.2%
Schlumberger Ltd.+                                     73,576     $    9,312,514
Halliburton Co.+                                       85,981          6,278,333
Transocean, Inc.*+                                     65,022          5,221,267
Baker Hughes, Inc.+                                    70,876          4,847,918
Weatherford International Ltd.*+                       92,567          4,234,940
Diamond Offshore Drilling, Inc.+                       40,603          3,633,969
Noble Corp.+                                           41,630          3,376,193
National-Oilwell Varco, Inc.*+                         49,847          3,196,190
Nabors Industries Ltd.*+                               43,068          3,082,807
BJ Services Co.+                                       88,723          3,069,816
ENSCO International, Inc.+                             55,501          2,855,526
Smith International, Inc.+                             71,458          2,784,004
Rowan Cos., Inc.+                                      52,366          2,302,009
Patterson-UTI Energy, Inc.                             68,443          2,187,438
Grant Prideco, Inc.*+                                  50,974          2,183,726
Cooper Cameron Corp.*+                                 49,464          2,180,373
Pride International, Inc.*+                            67,848          2,115,501
FMC Technologies, Inc.*+                               37,820          1,937,140
Helmerich & Payne, Inc.                                27,383          1,911,881
Tidewater, Inc.+                                       33,963          1,875,777
Helix Energy Solutions Group, Inc.*+                   43,971          1,666,501
Maverick Tube Corp.*+                                  31,050          1,645,340
Unit Corp.*                                            27,349          1,524,707
Tetra Technologies, Inc.*+                             31,860          1,498,694
Hanover Compressor Co.*+                               80,281          1,494,832
SEACOR Holdings, Inc.*+                                18,083          1,432,174
Dresser-Rand Group, Inc.*                              56,138          1,395,029
Veritas DGC, Inc.*+                                    29,570          1,342,182
Atwood Oceanics, Inc.*+                                13,193          1,332,625
Hydril Co.*                                            16,833          1,312,132
Lone Star Technologies, Inc.*                          22,999          1,274,375
Oceaneering International, Inc.*                       21,888          1,254,182
CARBO Ceramics, Inc.                                   19,454          1,107,127
NS Group, Inc.*+                                       21,926          1,009,254
Input/Output, Inc.*+                                  100,573            976,564
Lufkin Industries, Inc.                                16,187            897,407
Bristow Group, Inc.*                                   26,755            826,730
                                                                  --------------
TOTAL COMMON STOCKS
   (Cost $55,880,898)                                                 90,577,177
                                                                  --------------

                                                         FACE             MARKET
                                                       AMOUNT              VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.7%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  4.40% due 04/03/06                              $   637,730    $      637,730
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $637,730)                                                      637,730
                                                                 --------------
SECURITIES LENDING COLLATERAL  35.5%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bank                                   32,439,868        32,439,868
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $32,439,868)                                                   32,439,868
                                                                 ==============
TOTAL INVESTMENTS 135.4%
   (Cost $88,958,496)                                            $  123,654,775
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (35.4)%                                                       $  (32,319,045)
                                                                 --------------
NET ASSETS - 100.0%                                              $   91,335,730

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006.

--------------------------------------------------------------------------------

VARIABLE ANNUITY FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS  99.9%
Wachovia Corp.                                         12,514     $      701,410
American International Group, Inc.                      9,002            594,942
Citigroup, Inc.                                        11,770            556,015
Bank of America Corp.                                  11,400            519,156
Goldman Sachs Group, Inc.                               2,740            430,070
J.P. Morgan Chase & Co.                                10,064            419,065
Bank of New York Co., Inc.                             10,570            380,943
Fannie Mae                                              7,305            375,477
Morgan Stanley                                          5,880            369,382
Lehman Brothers Holdings, Inc.+                         2,476            357,856
Freddie Mac                                             5,840            356,240
Capital One Financial Corp.+                            4,288            345,270
PNC Financial Services Group, Inc.                      4,900            329,819
National City Corp.                                     9,405            328,234
Wells Fargo & Co.                                       5,117            326,823
Golden West Financial Corp.+                            4,690            318,451
State Street Corp.+                                     5,230            316,049
Countrywide Financial Corp.+                            8,604            315,767
U.S. Bancorp+                                          10,330            315,065
Bear Stearns Cos., Inc.                                 2,270            314,849
AmeriCredit Corp.*+                                     9,843            302,475
CIT Group, Inc.                                         5,540            296,501
Mellon Financial Corp.+                                 8,320            296,192
Regions Financial Corp.                                 8,320            292,614
Fifth Third Bancorp+                                    7,302            287,407
Prudential Financial, Inc.                              3,790            287,320
Whitney Holding Corp.                                   7,895            279,957
MetLife, Inc.+                                          5,640            272,807
E*Trade Financial Corp.*                                9,995            269,665
Chicago Mercantile Exchange Holdings,
   Inc.+                                                  602            269,395
Moody's Corp.+                                          3,750            267,975
SunTrust Banks, Inc.                                    3,676            267,466
Washington Mutual, Inc.+                                6,221            265,139
Huntington Bancshares, Inc.                            10,877            262,462
Charles Schwab Corp.+                                  15,130            260,387
Franklin Resources, Inc.                                2,740            258,218
SLM Corp.                                               4,882            253,571
Wilmington Trust Corp.                                  5,837            253,034
Comerica, Inc.                                          4,340            251,590
Federated Investors, Inc. -- Class B                    6,420            250,701
Raymond James Financial, Inc.                           8,453            249,871
American Express Co.                                    4,736            248,877
Sovereign Bancorp, Inc.                                11,340            248,459
Valley National Bancorp+                                9,695            248,386
Allstate Corp.+                                         4,760            248,044

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
American Financial Group, Inc./OH+                      5,930     $      246,747
PMI Group, Inc.+                                        5,300            243,376
Associated Banc-Corp.+                                  7,040            239,219
Loews Corp.                                             2,358            238,630
Fulton Financial Corp.                                 13,863            238,444
Hudson City Bancorp, Inc.                              17,780            236,296
Hartford Financial Services Group,
   Inc.                                                 2,930            236,011
Nationwide Financial Services, Inc.                     5,463            235,018
First Horizon National Corp.+                           5,543            230,866
Progressive Corp.                                       2,210            230,415
Commerce Bancorp, Inc./NJ+                              6,273            229,905
St. Paul Travelers Cos., Inc.                           5,460            228,173
Merrill Lynch & Co., Inc.                               2,870            226,041
Chubb Corp.                                             2,360            225,238
SEI Investments Co.                                     5,542            224,617
Aon Corp.+                                              5,390            223,739
AFLAC, Inc.                                             4,940            222,942
Glenborough Realty Trust, Inc.+                         9,990            217,282
North Fork Bancorporation, Inc.+                        7,512            216,571
KKR Financial Corp.                                     9,650            216,449
KeyCorp+                                                5,802            213,514
Astoria Financial Corp.                                 6,870            212,695
T. Rowe Price Group, Inc.                               2,650            207,256
Marsh & McLennan Cos., Inc.+                            7,010            205,814
Conseco, Inc.*                                          8,225            204,144
Leucadia National Corp.+                                3,420            204,037
New York Community Bancorp, Inc.+                      11,610            203,407
Simon Property Group, Inc.                              2,400            201,936
BB&T Corp.+                                             5,090            199,528
ACE Ltd.                                                3,770            196,078
Protective Life Corp.                                   3,880            192,991
Principal Financial Group, Inc.                         3,940            192,272
TCF Financial Corp.                                     7,440            191,580
Marshall & Ilsley Corp.+                                4,350            189,573
Northern Trust Corp.+                                   3,610            189,525
Legg Mason, Inc.                                        1,500            187,995
Colonial BancGroup, Inc.                                7,440            186,000
Zions Bancorporation                                    2,240            185,315
Commercial Net Lease Realty+                            7,850            182,905
Boston Properties, Inc.                                 1,960            182,770
W.R. Berkley Corp.                                      3,130            181,728
Ambac Financial Group, Inc.                             2,250            179,100
Brown & Brown, Inc.                                     5,390            178,948
Vornado Realty Trust                                    1,836            176,256
Markel Corp.*                                             520            175,594

--------------------------------------------------------------------------------

VARIABLE ANNUITY FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
SVB Financial Group*                                    3,296     $      174,853
Genworth Financial, Inc. -- Class A                     5,230            174,839
CB Richard Ellis Group, Inc. -- Class A*                2,143            172,940
Popular, Inc.                                           8,320            172,723
XL Capital Ltd.+                                        2,670            171,174
Nuveen Investments, Inc. -- Class A                     3,510            169,006
UnionBanCal Corp.                                       2,400            168,384
M&T Bank Corp.                                          1,468            167,558
People's Bank/ Bridgeport CT                            5,090            166,698
Public Storage, Inc.                                    2,050            166,522
Compass Bancshares, Inc.                                3,200            161,952
CNA Financial Corp.*+                                   5,060            161,110
Torchmark Corp.                                         2,820            161,022
Radian Group, Inc.                                      2,668            160,747
General Growth Properties, Inc.+                        3,253            158,974
Arthur J. Gallagher & Co.                               5,690            158,239
Commerce Bancshares, Inc.                               3,058            158,007
Assurant, Inc.                                          3,200            157,600
Host Marriott Corp.+                                    7,252            155,193
TD Ameritrade Holding Corp.                             7,202            150,306
Equity Residential+                                     3,200            149,728
UnumProvident Corp.+                                    7,170            146,842
Mercantile Bankshares Corp.                             3,795            145,918
Lincoln National Corp.+                                 2,670            145,755
Fidelity National Financial, Inc.                       4,090            145,318
ProLogis                                                2,710            144,985
AvalonBay Communities, Inc.                             1,280            139,648
Archstone-Smith Trust+                                  2,820            137,531
Allied Capital Corp.                                    4,490            137,394
New Century Financial Corp.+                            2,960            136,219
SAFECO Corp.                                            2,710            136,069
MBIA, Inc.+                                             2,250            135,293
SL Green Realty Corp.+                                  1,330            134,995
Rayonier, Inc.+                                         2,960            134,946
KIMCO Realty Corp.+                                     3,310            134,518
BRE Properties, Inc. -- Class A+                        2,400            134,400
The St. Joe Co.                                         2,130            133,849
Macerich Co.+                                           1,800            133,110
Essex Property Trust, Inc.+                             1,203            130,802
Equity Office Properties Trust                          3,880            130,290
Student Loan Corp.                                        550            128,150
Unitrin, Inc.                                           2,710            126,042
Forest City Enterprises, Inc. --
   Class A                                              2,670            125,891
Everest Re Group Ltd.                                   1,330            124,182
Regency Centers Corp.+                                  1,820            122,286

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
AmSouth Bancorp+                                        4,490     $      121,455
Mercury General Corp.+                                  2,210            121,329
HCC Insurance Holdings, Inc.+                           3,470            120,756
Realty Income Corp.                                     4,940            119,597
Apartment Investment & Management Co.
   -- Class A+                                          2,550            119,595
Federal Realty Investment Trust                         1,590            119,568
American Financial Realty Trust                        10,130            118,015
Erie Indemnity Co. -- Class A                           2,210            116,334
Synovus Financial Corp.                                 4,200            113,778
Cincinnati Financial Corp.                              2,670            112,327
Developers Diversified Realty Corp.+                    2,050            112,238
Global Signal, Inc.                                     2,250            110,700
Healthcare Realty Trust, Inc.                           2,930            109,523
CBL & Associates Properties, Inc.                       2,556            108,502
Trizec Properties, Inc.                                 4,200            108,066
United Dominion Realty Trust, Inc.                      3,750            107,025
Camden Property Trust                                   1,465            105,553
First American Corp.+                                   2,680            104,949
Old Republic International Corp.                        4,782            104,343
AMB Property Corp.                                      1,900            103,113
Duke Realty Corp.                                       2,710            102,845
Thornburg Mortgage, Inc.+                               3,750            101,475
Shurgard Storage Centers, Inc. --
   Class A                                              1,515            100,944
Plum Creek Timber Co., Inc. (REIT)                      2,670             98,603
Pan Pacific Retail Properties, Inc.                     1,330             94,297
Ventas, Inc.+                                           2,710             89,918
Liberty Property Trust+                                 1,900             89,604
Crescent Real Estate EQT Co.                            4,200             88,494
Arden Realty, Inc.                                      1,940             87,552
Reckson Associates Realty Corp.                         1,900             87,058
iStar Financial, Inc.                                   2,240             85,747
Weingarten Realty Investors                             1,900             77,425
Health Care Property Investors, Inc.                    2,670             75,828
Mills Corp.                                             2,610             73,080
Kilroy Realty Corp.+                                      810             62,581
First Marblehead Corp.+                                 1,310             56,658
                                                                  --------------
TOTAL COMMON STOCKS
   (Cost $30,609,975)                                                 34,397,219
                                                                  --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                         FACE             MARKET
                                                       AMOUNT              VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
  4.40% due 04/03/06                               $  165,182    $      165,182
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $165,182)                                                      165,182
                                                                 --------------
SECURITIES LENDING COLLATERAL  15.0%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bank                                    5,168,253         5,168,253
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $5,168,253)                                                     5,168,253
                                                                 ==============
TOTAL INVESTMENTS 115.4%
   (Cost $35,943,410)                                            $   39,730,654
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (15.4)%                                                       $   (5,296,845)
                                                                 --------------
NET ASSETS - 100.0%                                              $   34,433,809

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006.

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS  99.5%
Pfizer, Inc.                                          138,298     $    3,446,386
Johnson & Johnson, Inc.                                57,228          3,389,042
Amgen, Inc.*                                           26,640          1,938,060
Genentech, Inc.*+                                      22,840          1,930,208
Merck & Co., Inc.                                      51,445          1,812,407
UnitedHealth Group, Inc.                               30,509          1,704,233
Abbott Laboratories                                    37,674          1,600,015
Wyeth                                                  32,497          1,576,754
Eli Lilly & Co.+                                       27,236          1,506,151
Medtronic, Inc.                                        28,503          1,446,527
Bristol-Myers Squibb Co.                               51,284          1,262,099
WellPoint, Inc.*                                       15,833          1,225,949
Cardinal Health, Inc.                                  12,532            933,885
Gilead Sciences, Inc.*+                                14,031            873,009
Aetna, Inc.+                                           16,984            834,594
Schering-Plough Corp.+                                 42,634            809,620
Guidant Corp.                                          10,357            808,467
Baxter International, Inc.                             19,225            746,122
Caremark Rx, Inc.*+                                    13,871            682,176
Allergan, Inc.+                                         6,075            659,137
HCA, Inc.+                                             14,059            643,762
Boston Scientific Corp.*+                              26,274            605,616
Stryker Corp.                                          13,319            590,564
Medco Health Solutions, Inc.*                          10,286            588,565
CIGNA Corp.                                             4,350            568,197
Zimmer Holdings, Inc.*                                  8,370            565,812
Genzyme Corp.*+                                         8,344            560,884
Celgene Corp.*+                                        12,654            559,560
Biogen Idec, Inc.*                                     11,636            548,056
McKesson Corp.                                         10,500            547,365
Forest Laboratories, Inc.*                             11,898            531,008
Becton, Dickinson & Co.                                 8,450            520,351
St. Jude Medical, Inc.*                                12,068            494,788
Express Scripts, Inc.*+                                 5,204            457,432
AmerisourceBergen Corp.                                 8,220            396,779
Quest Diagnostics, Inc.+                                7,510            385,263
Medimmune, Inc.*+                                       9,619            351,863
Chiron Corp.*                                           7,641            350,034
Biomet, Inc.+                                           9,700            344,544
Humana, Inc.*+                                          6,455            339,856
Coventry Health Care, Inc.*+                            6,250            337,375
Fisher Scientific International,
   Inc.*+                                               4,912            334,262
Laboratory Corporation of America
   Holdings*+                                           5,434            317,780
Varian Medical Systems, Inc.*+                          5,630            316,181
C.R. Bard, Inc.                                         4,344            294,567
Barr Pharmaceuticals, Inc.*                             4,450            280,261
Omnicare, Inc.+                                         4,963            272,915
DaVita, Inc.*                                           4,504            271,186

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
Thermo Electron Corp.*                                  7,300     $      270,757
Hospira, Inc.*                                          6,676            263,435
IMS Health, Inc.+                                      10,165            261,952
Sierra Health Services, Inc.*                           6,400            260,480
Health Net, Inc.*                                       4,876            247,798
Mylan Laboratories, Inc.+                              10,100            236,340
Health Management Associates, Inc. --
   Class A+                                            10,830            233,603
Applera Corp. - Applied Biosystems
   Group+                                               8,421            228,546
Sepracor, Inc.*+                                        4,600            224,526
Waters Corp.*+                                          5,193            224,078
Patterson Cos., Inc.*+                                  6,307            222,006
DENTSPLY International, Inc.                            3,700            215,155
Endo Pharmaceuticals Holdings, Inc.*                    6,300            206,703
Henry Schein, Inc.*                                     4,216            201,778
King Pharmaceuticals, Inc.*+                           11,530            198,892
Intuitive Surgical, Inc.*+                              1,660            195,880
Pharmaceutical Product Development,
   Inc.                                                 5,642            195,270
Emdeon Corp.*                                          17,900            193,320
Millipore Corp.*+                                       2,600            189,956
Covance, Inc.*                                          3,200            188,000
Vertex Pharmaceuticals, Inc.*+                          5,118            187,268
PDL BioPharma, Inc.*+                                   5,638            184,926
Lincare Holdings, Inc.*                                 4,600            179,216
Charles River Laboratories
   International, Inc.*+                                3,621            177,501
Triad Hospitals, Inc.*+                                 4,220            176,818
Invitrogen Corp.*+                                      2,514            176,307
Hillenbrand Industries, Inc.                            3,200            175,968
Cerner Corp.*                                           3,700            175,565
Manor Care, Inc.+                                       3,930            174,295
Bausch & Lomb, Inc.+                                    2,710            172,627
Tenet Healthcare Corp.*+                               23,134            170,729
Cephalon, Inc.*+                                        2,820            169,905
Advanced Medical Optics, Inc.*+                         3,600            167,904
Beckman Coulter, Inc.                                   3,066            167,312
ResMed, Inc.*+                                          3,800            167,124
Community Health Systems, Inc.*                         4,517            163,290
Millennium Pharmaceuticals, Inc.*+                     16,043            162,195
Cytyc Corp.*                                            5,673            159,865
Watson Pharmaceuticals, Inc.*                           5,400            155,196
PerkinElmer, Inc.                                       6,600            154,902
Gen-Probe, Inc.*                                        2,800            154,336
Dade Behring Holdings, Inc.                             4,320            154,267
Respironics, Inc.*                                      3,870            150,582

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
Hologic, Inc.*+                                         2,700     $      149,445
ImClone Systems, Inc.*+                                 4,318            146,898
Idexx Laboratories, Inc.*                               1,700            146,812
Kinetic Concepts, Inc.*                                 3,562            146,648
Edwards Lifesciences Corp.*                             3,200            139,200
Universal Health Services, Inc. --
   Class B+                                             2,700            137,133
Cooper Cos., Inc.+                                      2,500            135,075
Pediatrix Medical Group, Inc.*                          1,300            133,432
VCA Antech, Inc.*                                       4,500            128,160
Techne Corp.*                                           2,100            126,294
Kos Pharmaceuticals, Inc.*                              2,600            124,202
Mentor Corp.+                                           2,500            113,275
Affymetrix, Inc.*+                                      3,310            108,998
American Pharmaceutical Partners,
   Inc.*+                                               3,700            105,413
Sunrise Senior Living, Inc.*+                           2,700            105,219
Medicis Pharmaceutical Corp. -- Class A+                3,200            104,320
Healthways, Inc.*+                                      2,000            101,880
Steris Corp.                                            4,100            101,188
OSI Pharmaceuticals, Inc.*+                             3,113             99,927
American Medical Systems Holdings,
   Inc.*                                                4,400             99,000
Sybron Dental Specialties, Inc.*                        2,370             97,739
LifePoint Hospitals, Inc.*+                             3,100             96,410
Perrigo Co.+                                            5,900             96,229
Chemed Corp.                                            1,600             94,944
United Surgical Partners
   International, Inc.*                                 2,680             94,899
Immucor, Inc.*                                          3,100             88,939
Owens & Minor, Inc.                                     2,700             88,479
Valeant Pharmaceuticals International                   5,500             87,175
Diagnostic Products Corp.+                              1,800             85,734
MGI Pharma, Inc.*+                                      4,800             84,000
Centene Corp.*+                                         2,800             81,676
Haemonetics Corp./MA*                                   1,600             81,232
Dionex Corp.*                                           1,300             79,924
Varian, Inc.*                                           1,900             78,242
ArthroCare Corp.*+                                      1,600             76,512
Martek Biosciences Corp.*+                              2,300             75,509
Intermagnetics General Corp.*                           3,000             75,150
Integra LifeSciences Holdings Corp.*                    1,800             73,764
Apria Healthcare Group, Inc.*                           3,203             73,605
PolyMedica Corp.                                        1,700             72,012
AMERIGROUP Corp.*                                       3,400             71,536
LCA-Vision, Inc.                                        1,400             70,154
Alpharma, Inc. -- Class A                               2,600             69,732
Analogic Corp.+                                         1,000             66,200

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
Viasys Healthcare, Inc.*                                2,200     $       66,176
DJ Orthopedics, Inc.*                                   1,600             63,616
Biosite, Inc.*+                                         1,200             62,316
Invacare Corp.                                          2,000             62,120
Par Pharmaceutical Cos., Inc.*                          2,200             61,996
Regeneron Pharmaceuticals, Inc.*                        3,700             61,531
Vital Signs, Inc.                                       1,000             54,930
Parexel International Corp.*                            2,000             52,880
AmSurg Corp.*                                           2,300             52,187
Connetics Corp.*+                                       2,900             49,097
Cross Country Healthcare, Inc.*                         2,500             48,400
Datascope Corp.                                         1,200             47,472
SurModics, Inc.*+                                       1,300             45,968
Dendrite International, Inc.*                           3,300             45,045
Cyberonics, Inc.*+                                      1,700             43,809
Odyssey HealthCare, Inc.*                               2,500             43,025
Conmed Corp.*                                           2,200             42,130
Amedisys, Inc.*+                                        1,200             41,700
Cambrex Corp.+                                          2,100             41,034
Laserscope*+                                            1,710             40,441
ICU Medical, Inc.*                                      1,100             39,809
SFBC International, Inc.*+                              1,600             39,008
Enzo Biochem, Inc.*+                                    2,800             37,800
Gentiva Health Services, Inc.*                          2,000             36,420
Noven Pharmaceuticals, Inc.*                            2,000             36,020
Greatbatch, Inc.*                                       1,600             35,056
Kensey Nash Corp.*+                                     1,100             31,460
Savient Pharmaceuticals, Inc.*                          5,900             31,447
Merit Medical Systems, Inc.*                            2,500             30,025
RehabCare Group, Inc.*                                  1,500             28,275
CNS, Inc.                                               1,273             27,420
Bradley Pharmaceuticals, Inc.*+                         1,600             23,792
BioLase Technology, Inc.+                               2,300             21,965
Arqule, Inc.*                                           3,500             20,090
Hooper Holmes, Inc.                                     6,900             19,941
Possis Medical, Inc.*                                   1,800             18,288
Per-Se Technologies, Inc.*+                               563             15,010
CryoLife, Inc.*                                         3,000             13,200
Theragenics Corp.*                                      3,800             12,008
Osteotech, Inc.*                                        2,100              9,198
                                                                  --------------
TOTAL COMMON STOCKS
   (Cost $48,234,253)                                                 55,860,660
                                                                  --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                         FACE             MARKET
                                                       AMOUNT              VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.4%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
 4.40% due 04/03/06                               $  251,396     $      251,396
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $251,396)                                                      251,396
                                                                 --------------
SECURITIES LENDING COLLATERAL 14.7%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bank                                   8,227,538          8,227,538
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,227,538)                                                     8,227,538
                                                                 ==============
TOTAL INVESTMENTS 114.6%
   (Cost $56,713,187)                                            $   64,339,594
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.6)%                  $   (8,190,024)
                                                                 --------------
NET ASSETS - 100.0%                                              $   56,149,570

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006.

--------------------------------------------------------------------------------

VARIABLE ANNUITY INTERNET FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS  99.5%
   Cisco Systems, Inc.*                               81,507          1,766,257
   Qualcomm, Inc.                                     26,488          1,340,558
   Google, Inc. -- Class A*                            3,052          1,190,280
   Time Warner, Inc.+                                 69,338          1,164,185
   eBay, Inc.*+                                       24,562            959,392
   Yahoo!, Inc.*+                                     26,415            852,148
   Broadcom Corp. -- Class A*                         15,737            679,209
   Sun Microsystems, Inc.*+                          121,555            623,577
   Research In Motion, Ltd.*+                          7,083            601,205
   Symantec Corp.*                                    34,098            573,869
   Qwest Communications
       International, Inc.*+                          81,991            557,539
   E*Trade Financial Corp.*                           19,220            518,556
   Amazon.com, Inc.*+                                 12,788            466,890
   InterActiveCorp*+                                  15,445            455,164
   Intuit, Inc.*                                       8,217            437,062
   Juniper Networks, Inc.*+                           22,245            425,324
   Monster Worldwide, Inc.*                            7,860            391,900
   BEA Systems, Inc.*                                 27,834            365,460
   VeriSign, Inc.*+                                   15,069            361,505
   Red Hat, Inc.*+                                    11,651            325,995
   Ciena Corp.*                                       61,870            322,343
   CheckFree Corp.*+                                   6,251            315,675
   F5 Networks, Inc.*                                  3,960            287,060
   Check Point Software Technologies
       Ltd.*                                          14,227            284,825
   Emdeon Corp.*                                      25,714            277,711
   McAfee, Inc.*+                                     10,653            259,187
   Foundry Networks, Inc.*+                           13,945            253,241
   Palm, Inc.*+                                       10,836            250,962
   WebEx Communications, Inc.*                         5,610            188,889
   RealNetworks, Inc.*                                22,240            183,480
   CNET Networks, Inc.*+                              12,784            181,661
   Digital River, Inc.*+                               4,144            180,720
   aQuantive, Inc.*+                                   7,420            174,667
   Digital Insight Corp.*                              4,750            172,900
   TIBCO Software, Inc.*                              20,673            172,826
   Internet Security Systems, Inc.*                    7,143            171,289
   Netflix, Inc.*+                                     5,904            171,157
   Websense, Inc.*                                     5,454            150,421
   EarthLink, Inc.*                                   15,099            144,195
   United Online, Inc.                                 8,618            110,827
   webMethods, Inc.*                                  11,990            100,956
   S1 Corp.*                                          17,945             90,443
   Adobe Systems, Inc.*                                  443             15,470

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
   Expedia, Inc.*                                        703             14,250
                                                                 --------------

TOTAL COMMON STOCKS
   (Cost $15,451,849)                                                18,531,230
                                                                 --------------
                                                        FACE
                                                      AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.6%
Collateralized by U.S. Treasury
   Obligations

Lehman Brothers, Inc. at
     4.40% due 04/03/06                              118,644            118,644
                                                                 --------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $118,643)                                                      118,644
                                                                 --------------
SECURITIES LENDING COLLATERAL  13.5%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bank                                   2,504,763          2,504,763
                                                                 --------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $2,504,763)                                                     2,504,763
                                                                 ==============

TOTAL INVESTMENTS 113.6%
   (Cost $18,075,255)                                            $   21,154,637
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (13.6)%                                                       $   (2,539,223)
                                                                 --------------
NET ASSETS - 100.0%                                              $   18,615,414

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006.

VARIABLE ANNUITY LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS  99.7%
Time Warner, Inc.+                                     50,658    $      850,548
The Walt Disney Co.+                                   27,978           780,306
McDonald's Corp.                                       18,810           646,312
News Corp. -- Class A+                                 36,608           608,059
Starbucks Corp.*                                       15,946           600,207
Las Vegas Sands Corp.*                                  9,440           534,870
Carnival Corp.+                                        11,060           523,912
Electronic Arts, Inc.*+                                 7,423           406,187
Marriott International, Inc. -- Class A                 5,825           399,595
Yum! Brands, Inc.                                       8,065           394,056
Harrah's Entertainment, Inc.+                           4,959           386,604
Starwood Hotels & Resorts Worldwide,
   Inc.                                                 5,671           384,097
MGM Mirage, Inc.*+                                      8,554           368,592
International Game Technology, Inc.                    10,446           367,908
Wynn Resorts Ltd.*+                                     4,529           348,054
Hilton Hotels Corp.                                    12,817           326,321
Eastman Kodak Co.+                                     11,355           322,936
Pixar*                                                  4,826           309,540
Mattel, Inc.                                           16,204           293,779
Wendy's International, Inc.                             4,517           280,325
Darden Restaurants, Inc.                                6,099           250,242
CBS Corp.                                              10,240           245,555
Station Casinos, Inc.                                   3,050           242,078
Boyd Gaming Corp.+                                      4,530           226,228
Hasbro, Inc.                                           10,103           213,173
GTECH Holdings Corp.                                    5,984           203,755
Penn National Gaming, Inc.*+                            4,740           199,933
Outback Steakhouse, Inc.                                4,476           196,944
Brunswick Corp.                                         5,030           195,466
Activision, Inc.*+                                     14,087           194,260
Scientific Games Corp. -- Class A*+                     5,460           191,810
Warner Music Group Corp.                                8,650           187,618
Brinker International, Inc.+                            4,390           185,477
SCP Pool Corp.                                          3,930           184,356
CBRL Group, Inc.                                        4,050           177,835
Sonic Corp.*                                            4,770           167,570
Choice Hotels International, Inc.                       3,634           166,365
Panera Bread Co. -- Class A*+                           2,210           166,148
Polaris Industries, Inc.+                               2,972           162,152
Ruby Tuesday, Inc.+                                     5,020           161,042
Marvel Entertainment, Inc.*+                            7,689           154,703
Cheesecake Factory, Inc.*+                              4,070           152,421
Applebee's International, Inc.                          6,040           148,282
Callaway Golf Co.                                       7,880           135,536
Jack in the Box, Inc.*                                  3,085           134,198

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
THQ, Inc.*                                              5,164    $      133,696
Bob Evans Farms, Inc.                                   4,370           129,833
Rare Hospitality International, Inc.*+                  3,720           129,568
Aztar Corp.*                                            3,070           128,909
DreamWorks Animation SKG, Inc. --
   Class A*                                             4,840           128,018
International Speedway Corp. -- Class A                 2,460           125,214
Live Nation, Inc.*                                      6,280           124,595
Regal Entertainment Group -- Class A+                   6,440           121,136
Take-Two Interactive Software, Inc.*+                   6,350           118,491
P.F. Chang's China Bistro, Inc.*+                       2,390           117,803
Shuffle Master, Inc.*+                                  3,280           117,227
Pinnacle Entertainment, Inc.*                           4,110           115,779
Jakks Pacific, Inc.*                                    4,204           112,415
Papa John's International, Inc.*                        3,404           111,685
CKX, Inc.*                                              8,530           111,487
IHOP Corp.                                              2,160           103,550
WMS Industries, Inc.*+                                  3,440           103,544
CEC Entertainment, Inc.*                                3,050           102,541
Steak n Shake Co.*                                      4,810           101,491
Ryan's Restaurant Group, Inc.*                          6,560            95,120
K2, Inc.*                                               7,250            90,988
Marinemax, Inc.*                                        2,560            85,811
Multimedia Games, Inc.*+                                5,740            85,411
Triarc Cos. -- Class B+                                 4,880            85,302
Red Robin Gourmet Burgers, Inc.*+                       1,770            83,544
O'Charleys, Inc.*                                       4,195            77,440
Landry's Restaurants, Inc.                              2,190            77,373
Lone Star Steakhouse & Saloon, Inc.                     2,630            74,745
Bally Total Fitness Holding Corp.*+                     7,790            72,992
Nautilus, Inc.+                                         4,420            66,079
Marcus Corp.                                            2,790            55,661
4Kids Entertainment, Inc.*                              2,824            48,545
Napster, Inc.*                                         11,460            38,735
Meade Instruments Corp.*                               11,657            32,756
Gaylord Entertainment Co.*                                300            13,614
Viacom, Inc.*+                                            250             9,700
                                                                 --------------
TOTAL COMMON STOCKS
   (Cost $13,670,747)                                                17,106,153
                                                                 --------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                         FACE            MARKET
                                                       AMOUNT             VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.5%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
  4.40% due 04/03/06                           $       91,892    $       91,892
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $91,892)                                                         91,892
                                                                 --------------
SECURITIES LENDING COLLATERAL 14.1%
Investment in Securities Lending Short Term
  Investment Portfolio held by
  U.S. Bank                                         2,420,883         2,420,883
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $2,420,883)                                                   2,420,883
                                                                 --------------
TOTAL INVESTMENTS 114.3%
  (Cost $16,183,522)                                             $   19,618,928
                                                                 --------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.3)%                  $   (2,458,638)
                                                                 --------------
NET ASSETS - 100.0%                                              $   17,160,290

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006.

--------------------------------------------------------------------------------

VARIABLE ANNUITY PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS  99.6%
Barrick Gold Corp.+                                  426,646    $    11,621,837
Newmont Mining Corp.+                                205,529         10,664,900
Freeport-McMoRan Copper & Gold, Inc.
   -- Class B+                                       133,586          7,984,435
Goldcorp, Inc.+                                      219,858          6,430,847
Coeur d'Alene Mines Corp.*+                          680,213          4,462,197
AngloGold Ashanti Ltd. -- SP ADR+                     79,233          4,288,090
Gold Fields Ltd. -- SP ADR+                          184,613          4,057,794
Agnico-Eagle Mines Ltd.+                             129,853          3,954,024
Glamis Gold Ltd.*+                                   118,642          3,877,221
Pan American Silver Corp.*+                          139,471          3,542,563
Meridian Gold, Inc.*                                 112,272          3,328,865
Harmony Gold Mining Co. Ltd. -- SP
   ADR*+                                             197,555          3,137,173
Bema Gold Corp.*                                     688,938          3,051,995
Royal Gold, Inc.+                                     80,518          2,913,946
Kinross Gold Corp.*                                  241,896          2,643,923
Silver Standard Resources, Inc.*+                    119,538          2,457,701
Hecla Mining Co.*+                                   368,094          2,433,101
Cia de Minas Buenaventura SA -- SP ADR                90,969          2,246,025
Stillwater Mining Co.*                               135,108          2,223,878
Randgold Resources Ltd. -- SP ADR*                   106,344          1,932,271
Yamana Gold, Inc.*+                                  204,324          1,892,040
Golden Star Resources Ltd.*+                         582,389          1,857,821
DRDGOLD Ltd. -- SP ADR                               906,294          1,404,756
                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $62,915,366)                                                92,407,403
                                                                ---------------

                                                        FACE
                                                      AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.4%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
  4.40% due 04/03/06                           $     382,016            382,016
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $382,016)                                                      382,016
                                                                ---------------
SECURITIES LENDING COLLATERAL  32.8%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bank                                  30,467,124         30,467,124
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $30,467,124)                                                   30,467,124
                                                                ---------------
TOTAL INVESTMENTS 132.8%
   (Cost $93,764,506)                                           $   123,256,543
                                                                ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (32.8)%                                                      $   (30,421,565)
                                                                ---------------
NET ASSETS - 100.0%                                             $    92,834,978

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006.

--------------------------------------------------------------------------------

VARIABLE ANNUITY REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS  99.6%
Simon Property Group, Inc.+                           15,726     $    1,323,186
Equity Residential+                                   24,924          1,166,194
Vornado Realty Trust+                                 11,911          1,143,456
Equity Office Properties Trust                        33,534          1,126,072
ProLogis                                              20,958          1,121,253
Boston Properties, Inc.                               11,342          1,057,641
Public Storage, Inc.+                                 12,643          1,026,991
General Growth Properties, Inc.+                      20,711          1,012,147
Archstone-Smith Trust+                                20,684          1,008,759
KIMCO Realty Corp.+                                   24,373            990,519
AvalonBay Communities, Inc.+                           8,305            906,075
Host Marriott Corp.+                                  39,634            848,168
CB Richard Ellis Group, Inc. -- Class A*              10,264            828,305
Plum Creek Timber Co., Inc. (REIT)                    20,767            766,925
Developers Diversified Realty Corp.+                  13,902            761,134
Duke Realty Corp.                                     18,610            706,250
SL Green Realty Corp.+                                 6,800            690,200
Apartment Investment & Management Co.
   -- Class A+                                        14,581            683,849
Regency Centers Corp.                                  9,897            664,979
AMB Property Corp.                                    12,085            655,853
Federal Realty Investment Trust                        8,607            647,246
Macerich Co.+                                          8,716            644,548
Reckson Associates Realty Corp.                       13,848            634,515
United Dominion Realty Trust, Inc.                    22,218            634,102
Camden Property Trust                                  8,744            630,005
iStar Financial, Inc.                                 16,314            624,500
Liberty Property Trust+                               13,171            621,144
Trizec Properties, Inc.+                              23,937            615,899
The St. Joe Co.+                                       9,780            614,575
Forest City Enterprises, Inc. -- Class A              12,904            608,424
Health Care Property Investors, Inc.                  21,151            600,688
Rayonier, Inc.+                                       12,699            578,947
Weingarten Realty Investors+                          14,129            575,757
Global Signal, Inc.                                   11,595            570,474
Shurgard Storage Centers, Inc. --
   Class A                                             8,415            560,691
BRE Properties, Inc. -- Class A+                       9,807            549,192
Ventas, Inc.                                          16,428            545,081
Hospitality Properties Trust                          12,255            535,176
New Century Financial Corp.+                          11,616            534,568

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
CarrAmerica Realty Corp.                              11,929     $      532,153
Mack-Cali Realty Corp.                                10,956            525,888
Pan Pacific Retail Properties, Inc.                    7,213            511,402
Arden Realty, Inc.                                    11,287            509,382
New Plan Excel Realty Trust+                          19,478            505,259
Essex Property Trust, Inc.+                            4,619            502,224
CBL & Associates Properties, Inc.                     11,674            495,561
Thornburg Mortgage, Inc.+                             18,304            495,306
Kilroy Realty Corp.+                                   6,295            486,352
HRPT Properties Trust                                 41,292            484,768
Colonial Properties Trust+                             9,464            474,430
Alexandria Real Estate Equities, Inc.                  4,879            465,115
Taubman Centers, Inc.                                 11,156            464,871
Health Care REIT, Inc.+                               11,955            455,486
First Industrial Realty Trust, Inc.+                  10,578            451,575
Corporate Office Properties Trust
   SBI/MD                                              9,756            446,239
Crescent Real Estate EQT Co.                          20,752            437,245
Realty Income Corp.                                   17,988            435,489
Heritage Property Investment Trust                    10,909            431,887
Highwoods Properties, Inc.                            12,596            424,863
Brandywine Realty Trust+                              13,030            413,833
Home Properties, Inc.+                                 8,091            413,450
Post Properties, Inc.                                  9,261            412,115
Healthcare Realty Trust, Inc.                         10,962            409,760
Cousins Properties, Inc.+                             12,230            408,849
Equity One, Inc.+                                     16,494            405,093
Pennsylvania Real Estate Investment
   Trust                                               9,107            400,708
Washington Real Estate Investment
   Trust+                                             10,790            391,893
KKR Financial Corp.                                   16,724            375,119
Annaly Mortgage Management, Inc.+                     30,817            374,118
FelCor Lodging Trust, Inc.                            17,159            362,055
LaSalle Hotel Properties+                              8,700            356,700
American Financial Realty Trust                       30,081            350,444
Nationwide Health Properties, Inc.                    16,272            349,848
Commercial Net Lease Realty+                          14,929            347,846
Friedman Billings Ramsey Group, Inc.
   -- Class A+                                        36,702            344,265
PS Business Parks, Inc.                                6,131            342,846
Senior Housing Properties Trust                       18,881            341,746

--------------------------------------------------------------------------------

VARIABLE ANNUITY REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
Mid-America Apartment Communities,                     6,182    $       338,465
   Inc.+
Equity Lifestyle Properties, Inc.+                     6,643            330,489
Tanger Factory Outlet Centers, Inc.                    9,469            325,828
Inland Real Estate Corp.                              19,615            319,921
Glimcher Realty Trust                                 11,191            317,824
Entertainment Properties Trust                         7,358            308,889
Eastgroup Properties, Inc.                             6,424            304,755
Sovran Self Storage, Inc.+                             5,518            304,594
Lexington Corporate  Properties Trust+                14,346            299,114
Mills Corp.                                           10,648            298,144
Trustreet Properties, Inc.                            19,558            297,086
Equity Inns, Inc.                                     18,335            297,027
Meristar Hospitality Corp.*                           27,975            290,381
Glenborough Realty Trust, Inc.+                       12,759            277,508
Saul Centers, Inc.+                                    6,297            276,501
Acadia Realty Trust                                   11,538            271,720
Town & Country Trust                                   6,615            268,503
Innkeepers USA Trust                                  14,992            254,114
Sun Communities, Inc.                                  7,054            249,359
National Health Investors, Inc.                        9,474            240,640
Parkway Properties, Inc./MD                            5,440            237,619
LTC Properties, Inc.+                                  9,704            225,715
Ramco-Gershenson Properties Trust                      7,338            222,121
Bedford Property Investors, Inc.                       7,846            211,293
Universal Health Realty Income Trust                   5,693            207,965
Cedar Shopping Centers, Inc.                          13,069            207,013
Urstadt Biddle Properties, Inc.                        9,923            178,614
Winston Hotels, Inc.                                  14,976            170,277
CentraCore Properties Trust                            5,921            148,321
Associated Estates Realty Corp.                       13,173            148,196
American Land Lease, Inc.                              5,206            142,384
Windrose Medical Properties Trust                      8,956            135,056
Monmouth Reit -- Class A                              13,846            116,583
                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $44,204,724)                                                54,371,690
                                                                ---------------

                                                        FACE             MARKET
                                                      AMOUNT              VALUE
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.0%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
  4.40% due 04/03/06                            $     27,292    $        27,292
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $27,292)                                                        27,292
                                                                ---------------
SECURITIES LENDING COLLATERAL  17.9%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bank                                   9,799,187          9,799,187
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $9,799,187)                                                     9,799,187
                                                                ---------------
TOTAL INVESTMENTS 117.5%
   (Cost $54,031,203)                                           $    64,198,169
                                                                ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (17.5)%                                                      $    (9,581,688)
                                                                ---------------
NET ASSETS - 100.0%                                             $    54,616,481

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006.

      REIT - Real Estate Investment Trust.

--------------------------------------------------------------------------------

VARIABLE ANNUITY RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS  99.5%
Wal-Mart Stores, Inc.+                                25,256     $    1,193,093
Home Depot, Inc.+                                     19,769            836,229
eBay, Inc.*+                                          15,411            601,954
Lowe's Cos., Inc.+                                     9,188            592,075
Target Corp.                                          10,573            549,902
Walgreen Co.                                          12,570            542,144
Best Buy Co., Inc.+                                    9,166            512,654
Costco Wholesale Corp.+                                8,750            473,900
CVS Corp.                                             15,062            449,902
Sears Holdings Corp.*                                  3,222            426,077
Staples, Inc.                                         16,096            410,770
Federated Department Stores, Inc.+                     5,473            399,529
Kohl's Corp.*+                                         6,984            370,222
The Gap, Inc.+                                        18,525            346,047
J.C. Penney Holding Co., Inc.+                         5,434            328,268
Office Depot, Inc.*                                    8,395            312,630
TJX Cos., Inc.+                                       12,535            311,119
Amazon.com, Inc.*+                                     8,052            293,979
Bed Bath & Beyond, Inc.*                               7,583            291,187
Limited Brands, Inc.                                  11,839            289,582
Nordstrom, Inc.                                        7,340            287,581
IAC/InterActiveCorp*+                                  9,254            272,715
AutoZone, Inc.*                                        2,445            243,742
Sherwin-Williams Co.+                                  4,870            240,773
Genuine Parts Co.                                      5,370            235,367
Chico's FAS, Inc.*+                                    5,453            221,610
AutoNation, Inc.*                                      9,570            206,233
Michaels Stores, Inc.                                  5,440            204,435
Expedia, Inc.*+                                       10,045            203,612
American Eagle Outfitters, Inc.+                       6,811            203,376
Tiffany & Co.+                                         5,060            189,952
Circuit City Stores, Inc.+                             7,610            186,293
O'Reilly Automotive, Inc.*                             5,090            186,090
Ross Stores, Inc.                                      6,360            185,648
Dollar General Corp.+                                 10,470            185,005
Family Dollar Stores, Inc.                             6,900            183,540
Claire's Stores, Inc.                                  5,050            183,365
Abercrombie & Fitch Co. -- Class A                     3,115            181,604
Petsmart, Inc.+                                        6,390            179,815
Williams-Sonoma, Inc.*+                                4,230            179,352
Advance Auto Parts, Inc.                               4,155            173,014
Urban Outfitters, Inc.*                                6,810            167,117
CarMax, Inc.*+                                         4,970            162,420
Foot Locker, Inc.+                                     6,800            162,384
Dollar Tree Stores, Inc.*+                             5,771            159,684
Barnes & Noble, Inc.                                   3,450            159,563
Tractor Supply Co.*                                    2,310            153,245

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
Saks, Inc.*                                            7,910     $      152,663
AnnTaylor Stores Corp.*                                4,110            151,207
GameStop Corp. -- Class A*+                            3,140            148,020
Men's Wearhouse, Inc.+                                 3,740            134,416
BJ's Wholesale Club, Inc.*+                            4,186            131,901
Rent-A-Center, Inc.*                                   5,150            131,789
RadioShack Corp.                                       6,800            130,764
Burlington Coat Factory Warehouse
   Corp.                                               2,875            130,669
OfficeMax, Inc.                                        4,330            130,636
Rite Aid Corp.*                                       32,494            129,976
Bebe Stores, Inc.                                      7,010            129,124
Longs Drug Stores Corp.                                2,772            128,288
Children's Place Retail Stores, Inc.*+                 2,210            127,959
Dillard's, Inc. -- Class A+                            4,740            123,430
Select Comfort Corp.*                                  3,090            122,210
Group 1 Automotive, Inc.                               2,570            122,178
Aeropostale, Inc.*                                     4,020            121,243
Big Lots, Inc.*+                                       8,540            119,218
Borders Group, Inc.                                    4,596            116,003
Zale Corp.*                                            4,100            114,923
Dick's Sporting Goods, Inc.*                           2,890            114,646
Dress Barn, Inc.*+                                     2,370            113,642
Pacific Sunwear of California, Inc.*+                  4,845            107,365
Aaron Rents, Inc.                                      3,910            106,235
Payless Shoesource, Inc.*                              4,480            102,547
Hibbett Sporting Goods, Inc.*                          3,090            101,939
Too, Inc.*                                             2,910             99,959
Pier 1 Imports, Inc.+                                  8,470             98,337
99 Cents Only Stores*+                                 6,940             94,106
Jos. A.  Bank Clothiers, Inc.*+                        1,960             93,982
Sonic Automotive, Inc.                                 3,187             88,471
Guitar Center, Inc.*+                                  1,850             88,245
Building Material Holding Corp.+                       2,456             87,532
Christopher & Banks Corp.                              3,630             84,252
Gymboree Corp.*                                        3,080             80,203
Genesco, Inc.*+                                        2,050             79,725
PEP Boys-Manny Moe & Jack+                             5,256             79,418
Stage Stores, Inc.                                     2,560             76,160
Stein Mart, Inc.                                       4,250             74,035
Insight Enterprises, Inc.*                             3,220             70,872
Finish Line, Inc. -- Class A                           4,220             69,419
Cato Corp. -- Class A                                  2,891             68,979
HOT Topic, Inc.*                                       4,640             67,280
J. Jill Group, Inc.*                                   2,770             66,231
Fred's, Inc.                                           4,109             54,485
Cost Plus, Inc.*+                                      3,090             52,839
Jo-Ann Stores, Inc.*+                                  3,823             51,458

--------------------------------------------------------------------------------

VARIABLE ANNUITY RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
Haverty Furniture Cos., Inc.                           3,508     $       50,340
Audiovox Corp. -- Class A*+                            3,330             39,760
Hancock Fabrics, Inc./DE+                              5,769             20,999
Movie Gallery, Inc.+                                   6,380             19,268
                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $15,452,373)                                                19,828,144
                                                                ---------------

                                                        FACE
                                                      AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.6%
Collateralized by U.S. Treasury
Obligations

Lehman Brothers, Inc. at
   4.40% due 04/03/06                         $      123,347            123,347
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $123,347)                                                      123,347
                                                                ---------------
SECURITIES LENDING COLLATERAL  24.0%
Investment in Securities Lending Short Term
       Investment Portfolio Held by
       U.S. Bank                                   4,775,468          4,775,468
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,775,468)                                                     4,775,468
                                                                ---------------
TOTAL INVESTMENTS 124.1%
   (Cost $20,351,188)                                           $    24,726,959
                                                                ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (24.1)%                                                      $    (4,807,932)
                                                                ---------------
NET ASSETS - 100.0%                                             $    19,919,027

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006.

--------------------------------------------------------------------------------

VARIABLE ANNUITY TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.6%
Microsoft Corp.                                       64,122    $     1,744,760
Cisco Systems, Inc.*                                  47,173          1,022,239
International Business Machines Corp.                 11,726            967,043
Intel Corp.                                           42,601            824,329
Hewlett-Packard Co.                                   23,197            763,181
Qualcomm, Inc.                                        13,842            700,544
Google, Inc. -- Class A*                               1,576            614,640
Oracle Corp.*                                         44,608            610,684
Dell, Inc.*+                                          19,510            580,618
Motorola, Inc.                                        22,260            509,977
Apple Computer, Inc.*                                  7,674            481,313
Texas Instruments, Inc.                               14,585            473,575
Yahoo!, Inc.*+                                        13,246            427,316
Corning, Inc.*                                        15,599            419,769
First Data Corp.                                       7,820            366,132
EMC Corp./MA*                                         24,970            340,341
Applied Materials, Inc.+                              17,339            303,606
Automatic Data Processing, Inc.                        6,360            290,525
Adobe Systems, Inc.*+                                  7,893            275,624
Broadcom Corp. -- Class A*                             5,482            236,603
Agilent Technologies, Inc.*                            6,060            227,553
Sun Microsystems, Inc.*+                              43,625            223,796
Symantec Corp.*                                       12,974            218,352
Paychex, Inc.                                          4,840            201,634
CA, Inc.+                                              7,170            195,096
Electronic Arts, Inc.*+                                3,510            192,067
Network Appliance, Inc.*+                              5,290            190,599
Xerox Corp.*+                                         12,466            189,483
Electronic Data Systems Corp.+                         6,900            185,127
Advanced Micro Devices, Inc.*+                         5,534            183,507
Analog Devices, Inc.+                                  4,773            182,758
Lucent Technologies, Inc.*+                           55,803            170,199
Nvidia Corp.*+                                         2,630            150,594
Maxim Integrated Products, Inc.                        3,997            148,489
Sandisk Corp.*+                                        2,550            146,676
Linear Technology Corp.+                               4,121            144,565
Computer Sciences Corp.*                               2,590            143,874
Juniper Networks, Inc.*+                               7,209            137,836
National Semiconductor Corp.+                          4,898            136,360
Intuit, Inc.*+                                         2,560            136,166
Micron Technology, Inc.*+                              8,995            132,406
KLA-Tencor Corp.+                                      2,707            130,911
Jabil Circuit, Inc.*                                   3,020            129,437
Xilinx, Inc.+                                          4,893            124,576
MEMC Electronic Materials, Inc.*+                      3,346            123,534
Cognizant Technology Solutions Corp.*                  2,076            123,501

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
NCR Corp.*+                                            2,870    $       119,937
JDS Uniphase Corp.*+                                  28,447            118,624
Freescale Semiconductor, Inc. -- Class B*              4,202            116,690
Altera Corp.*+                                         5,634            116,286
Autodesk, Inc.*                                        3,004            115,714
Tellabs, Inc.*+                                        7,257            115,386
Microchip Technology, Inc.+                            3,110            112,893
Fiserv, Inc.*                                          2,650            112,757
Citrix Systems, Inc.*+                                 2,790            105,741
Affiliated Computer Services, Inc. --
   Class A*                                            1,710            102,019
VeriSign, Inc.*+                                       4,241            101,742
Harris Corp.+                                          2,100             99,309
Lam Research Corp.*                                    2,304             99,072
BEA Systems, Inc.*                                     7,005             91,976
Akamai Technologies, Inc.*+                            2,750             90,447
Cadence Design Systems, Inc.*+                         4,723             87,328
Iron Mountain, Inc.*                                   2,130             86,776
Avaya, Inc.*+                                          7,644             86,377
Red Hat, Inc.*                                         2,993             83,744
Western Digital Corp.*                                 4,140             80,440
Intersil Corp. -- Class A+                             2,740             79,241
LSI Logic Corp.*+                                      6,854             79,232
CheckFree Corp.*                                       1,530             77,265
Amphenol Corp. -- Class A                              1,480             77,226
BMC Software, Inc.*+                                   3,510             76,027
Lexmark International, Inc.*                           1,660             75,331
Salesforce.com, Inc.*+                                 2,070             75,203
CDW Corp.                                              1,260             74,151
Comverse Technology, Inc.*+                            3,124             73,508
DST Systems, Inc.*                                     1,260             73,004
NAVTEQ Corp.*+                                         1,430             72,429
Global Payments, Inc.                                  1,338             70,927
Ceridian Corp.*                                        2,680             68,206
Solectron Corp.*                                      17,036             68,144
Ciena Corp.*                                          12,860             67,001
Alliance Data Systems Corp.*                           1,430             66,881
Arrow Electronics, Inc.*                               2,060             66,476
Avnet, Inc.*                                           2,560             64,973
Activision, Inc.*+                                     4,704             64,868
McAfee, Inc.*+                                         2,646             64,377
Total System Services, Inc.                            3,170             63,146
Molex, Inc.+                                           1,900             63,080
F5 Networks, Inc.*+                                      870             63,066
QLogic Corp.*+                                         3,218             62,268
Silicon Laboratories, Inc.*                            1,130             62,093
Synopsys, Inc.*                                        2,710             60,568
Integrated Device Technology, Inc.*                    4,070             60,480

--------------------------------------------------------------------------------

VARIABLE ANNUITY TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
AVX Corp.                                              3,340    $        59,118
Novellus Systems, Inc.*                                2,450             58,800
Sabre Holdings Corp.                                   2,480             58,354
Ingram Micro, Inc. -- Class A*                         2,870             57,400
Zebra Technologies Corp. -- Class A*                   1,280             57,242
Tektronix, Inc.                                        1,590             56,779
ADC Telecommunications, Inc.*                          2,200             56,298
Atmel Corp.*+                                         11,920             56,262
Agere Systems, Inc.*                                   3,650             54,896
Novell, Inc.*                                          7,020             53,914
Compuware Corp.*                                       6,880             53,870
Convergys Corp.*+                                      2,940             53,537
Teradyne, Inc.*                                        3,450             53,509
Diebold, Inc.+                                         1,300             53,430
MoneyGram International, Inc.                          1,690             51,917
Mercury Interactive Corp.*                             1,490             51,852
Symbol Technologies, Inc.                              4,852             51,334
International Rectifier Corp.*+                        1,220             50,545
National Instruments Corp.                             1,530             49,909
PMC - Sierra, Inc.*+                                   4,010             49,283
Trimble Navigation Ltd.*                               1,090             49,104
Cree, Inc.*+                                           1,480             48,559
Vishay Intertechnology, Inc.*                          3,350             47,704
Fairchild Semiconductor
   International, Inc.*+                               2,500             47,675
Mettler Toledo International, Inc.*                      790             47,669
Fidelity National Information
   Services, Inc.                                      1,170             47,443
Unisys Corp.*                                          6,820             46,990
Fair Isaac Corp.+                                      1,180             46,752
Acxiom Corp.                                           1,780             45,995
Cypress Semiconductor Corp.*                           2,710             45,935
Polycom, Inc.*                                         2,080             45,094
Jack Henry & Associates, Inc.                          1,920             43,910
Factset Research Systems, Inc.                           980             43,463
Sanmina-SCI Corp.*                                    10,600             43,460
Anixter International, Inc.+                             890             42,524
3Com Corp.*                                            8,240             42,189
Tech Data Corp.*                                       1,140             42,077
Anteon International Corp.*                              760             41,466
Plexus Corp.*                                          1,100             41,327
Andrew Corp.*                                          3,300             40,524
Cymer, Inc.*+                                            890             40,442
RF Micro Devices, Inc.*                                4,580             39,617
Hyperion Solutions Corp.*                              1,200             39,120
CACI International, Inc. -- Class A*+                    590             38,793
Flir Systems, Inc.*+                                   1,340             38,069

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
Ansys, Inc.*                                             690    $        37,364
Microsemi Corp.*                                       1,277             37,173
Parametric Technology Corp.*+                          2,244             36,645
ADTRAN, Inc.+                                          1,395             36,521
Sybase, Inc.*                                          1,720             36,326
CommScope, Inc.*+                                      1,270             36,259
Plantronics, Inc.                                      1,010             35,784
Benchmark Electronics, Inc.*                             930             35,666
MPS Group, Inc.*                                       2,330             35,649
Reynolds & Reynolds Co. -- Class A                     1,250             35,500
Micros Systems, Inc.*                                    770             35,474
Gartner, Inc. -- Class A*                              2,540             35,433
WebEx Communications, Inc.*+                           1,050             35,354
BISYS Group, Inc.*                                     2,580             34,778
Hewitt Associates, Inc. -- Class A*+                   1,160             34,498
THQ, Inc.*                                             1,327             34,356
Itron, Inc.*                                             570             34,115
Varian Semiconductor Equipment
   Associates, Inc.*                                   1,180             33,134
Powerwave Technologies, Inc.*+                         2,430             32,781
Avocent Corp.*                                         1,030             32,692
Avid Technology, Inc.*                                   740             32,160
SRA International, Inc. -- Class A*+                     830             31,316
Micrel, Inc.*                                          2,110             31,270
Applied Micro Circuits Corp.*                          7,680             31,258
Websense, Inc.*                                        1,106             30,503
Imation Corp.                                            710             30,466
Belden CDT, Inc.                                       1,107             30,144
RSA Security, Inc.*                                    1,670             29,960
Cognex Corp.                                           1,010             29,936
Digital Insight Corp.*                                   800             29,120
Semtech Corp.*                                         1,610             28,803
eFunds Corp.*                                          1,110             28,682
j2 Global Communications, Inc.*+                         590             27,730
Take-Two Interactive Software, Inc.*+                  1,460             27,244
Aeroflex, Inc.*                                        1,970             27,048
Macrovision Corp.*                                     1,210             26,802
CSG Systems International, Inc.*                       1,140             26,516
Transaction Systems Architects,
   Inc. -- Class A*                                      840             26,216
Technitrol, Inc.                                       1,070             25,659
Coherent, Inc.*                                          730             25,630
Filenet Corp.*                                           940             25,399

--------------------------------------------------------------------------------

VARIABLE ANNUITY TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
Internet Security Systems, Inc.*                       1,046    $        25,083
ATMI, Inc.*                                              830             25,066
Kronos, Inc./MA*                                         670             25,051
Wind River Systems, Inc.*                              2,010             25,025
Skyworks Solutions, Inc.*                              3,636             24,688
Checkpoint Systems, Inc.*                                910             24,461
Progress Software Corp.*                                 840             24,436
Keane, Inc.*+                                          1,530             24,098
Rogers Corp.*                                            430             23,426
Mentor Graphics Corp.*                                 2,100             23,205
Talx Corp.                                               795             22,642
Cabot Microelectronics Corp.*+                           610             22,631
Scansource, Inc.*                                        370             22,352
KEMET Corp.*+                                          2,270             21,497
Lattice Semiconductor Corp.*                           3,200             21,312
Global Imaging Systems, Inc.*+                           560             21,269
Black Box Corp.                                          440             21,142
Power Integrations, Inc.*                                850             21,063
Advent Software, Inc.*                                   740             21,031
MTS Systems Corp.                                        500             20,915
DSP Group, Inc.*                                         710             20,597
Paxar Corp.*                                           1,050             20,549
Newport Corp.*                                         1,080             20,369
Triquint Semiconductor, Inc.*                          4,130             20,320
Gateway, Inc.*                                         9,170             20,082
Littelfuse, Inc.*                                        580             19,795
Daktronics, Inc.+                                        540             19,710
Hutchinson Technology, Inc.*+                            650             19,611
ViaSat, Inc.*                                            680             19,482
MAXIMUS, Inc.                                            540             19,429
iPayment Holdings, Inc.*                                 450             19,283
Photronics, Inc.*+                                     1,021             19,154
Veeco Instruments, Inc.*                                 820             19,147
Credence Systems Corp.*                                2,540             18,644
Dolby Laboratories, Inc. -- Class A*                     870             18,183
Utstarcom, Inc.*+                                      2,880             18,115
Adaptec, Inc.*                                         3,270             18,083
Supertex, Inc.*                                          480             18,058
Altiris, Inc.*                                           790             17,388
Ultratech, Inc.*                                         710             17,381
Advanced Energy Industries, Inc.*                      1,230             17,380
Brooks Automation, Inc.*                               1,220             17,373
FEI Co.*                                                 860             17,071
Mantech International Corp. -- Class
   A*+                                                   510             16,942
Axcelis Technologies, Inc.*                            2,850             16,701
SPSS, Inc.*                                              520             16,463
Electro Scientific Industries, Inc.*                     730             16,155

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
Manhattan Associates, Inc.*                              730    $        16,060
Park Electrochemical Corp.                               540             15,930
Comtech Telecommunications Corp.*                        540             15,752
Netgear, Inc.*                                           790             15,018
Synaptics, Inc.*                                         680             14,953
Intrado, Inc.*                                           570             14,809
Inter-Tel, Inc.+                                         690             14,794
McData Corp. -- Class A*+                              3,160             14,599
Kulicke & Soffa Industries, Inc.*                      1,520             14,501
CTS Corp.                                              1,050             14,049
Standard Microsystems Corp.*                             540             14,029
Exar Corp.*+                                             980             13,994
Harmonic, Inc.*+                                       2,190             13,950
C-COR, Inc.*                                           1,460             12,760
Radiant Systems, Inc.*                                   930             12,574
Cohu, Inc.                                               590             12,520
Agilsys, Inc.                                            820             12,349
Startek, Inc.                                            520             12,251
Actel Corp.*                                             750             11,955
Sonic Solutions, Inc.*                                   660             11,953
Symmetricom, Inc.*                                     1,380             11,799
Methode Electronics, Inc. -- Class A                   1,080             11,761
MRO Software, Inc.*                                      730             11,651
Ditech Communications Corp.*                           1,110             11,600
JDA Software Group, Inc.*                                800             11,552
Radisys Corp.*                                           580             11,513
LTX Corp.*                                             2,080             11,232
Ciber, Inc.*                                           1,740             11,101
EPIQ Systems, Inc.*                                      550             10,450
Kopin Corp.*                                           2,000             10,020
Photon Dynamics, Inc.*+                                  530              9,938
Planar Systems, Inc.*                                    570              9,644
SBS Technologies, Inc.*                                  590              9,558
Rudolph Technologies, Inc.*                              560              9,548
MapInfo Corp.*                                           670              9,393
X-Rite, Inc.+                                            680              9,030
Digi International, Inc.*                                740              8,636
Pericom Semiconductor Corp.*                             870              8,578
Tollgrade Communications, Inc.*                          550              8,184
Gerber Scientific, Inc.*                                 790              8,169
Keithley Instruments, Inc.                               500              7,680
Bel Fuse, Inc. -- Class B                                202              7,076
PC-Tel, Inc.*                                            730              6,950
Pegasus Solutions, Inc.*                                 720              6,775
Catapult Communications Corp.*                           480              6,384
Phoenix Technologies, Ltd.*                              870              5,899

--------------------------------------------------------------------------------

VARIABLE ANNUITY TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
Bell Microproducts, Inc.*                                930    $         5,729
Carreker Corp.*                                          890              5,723
Captaris, Inc.*                                        1,190              5,510
Napster, Inc.*                                         1,560              5,273
ESS Technologies, Inc.*                                1,490              4,947
MIVA, Inc.*                                            1,100              4,488
Network Equipment Technologies, Inc.*                  1,000              3,970
Zix Corp.*                                             1,700              2,482
                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $20,977,044)                                                25,148,759
                                                                ---------------

                                                        FACE
                                                      AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.2%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
  4.40% due 04/03/06                            $     49,104             49,104
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $49,104)                                                         49,104
                                                                ---------------
SECURITIES LENDING COLLATERAL 14.3%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bank                                   3,602,477          3,602,477
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $3,602,477)                                                     3,602,477
                                                                ---------------
TOTAL INVESTMENTS 114.1%
  (Cost $24,628,625)                                            $    28,800,340
                                                                ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
  (14.1)%                                                       $    (3,551,214)
                                                                ---------------
NET ASSETS - 100.0%                                             $    25,249,126

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006.

--------------------------------------------------------------------------------

VARIABLE ANNUITY TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.2%
Cisco Systems, Inc.*                                 118,574    $     2,569,499
Verizon Communications, Inc.                          67,292          2,291,966
Nokia OYJ -- SP ADR+                                  96,594          2,001,428
AT&T Inc.+                                            71,504          1,933,468
Vodafone Group  PLC -- SP ADR+                        92,292          1,928,903
Qualcomm, Inc.                                        36,462          1,845,342
Sprint Nextel Corp.                                   68,168          1,761,461
BellSouth Corp.+                                      44,886          1,555,300
Motorola, Inc.+                                       64,285          1,472,769
Telefonaktiebolaget LM Ericsson -- SP
   ADR*+                                              38,071          1,436,038
Corning, Inc.*                                        53,131          1,429,755
Alcatel SA -- SP ADR*+                                64,120            987,448
Alltel Corp.+                                         13,467            871,988
Qwest Communications International,
   Inc.*+                                            118,480            805,664
American Tower Corp. -- Class A*+                     23,604            715,673
NII Holdings, Inc. -- Class B*+                       11,534            680,160
Lucent Technologies, Inc.*+                          218,811            667,374
Tellabs, Inc.*+                                       37,869            602,117
JDS Uniphase Corp.*+                                 142,335            593,537
Juniper Networks, Inc.*+                              29,023            554,920
Harris Corp.+                                         11,024            521,325
CenturyTel, Inc.                                      13,204            516,540
Crown Castle International Corp.*                     17,524            496,805
Avaya, Inc.*+                                         42,115            475,900
Nextel Partners, Inc. -- Class A*+                    16,472            466,487
Ciena Corp.*                                          83,712            436,140
F5 Networks, Inc.*+                                    5,748            416,673
Cincinnati Bell, Inc.*                                87,630            396,088
Comverse Technology, Inc.*+                           15,342            360,997
PanAmSat Holding Corp.                                14,358            356,366
ADC Telecommunications, Inc.*                         13,820            353,654
U.S. Cellular Corp.*                                   5,798            344,169
Polycom, Inc.*                                        14,166            307,119
Belden CDT, Inc.+                                     10,647            289,918
CommScope, Inc.*+                                     10,086            287,955
Plantronics, Inc.                                      7,508            266,008
Andrew Corp.*                                         20,915            256,836
ADTRAN, Inc.+                                          9,622            251,904
Powerwave Technologies, Inc.*+                        18,270            246,462
Citizens Communications Co.+                          18,444            244,752
Telephone & Data Systems, Inc.                         6,178            243,660

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
Avocent Corp.*                                         7,632    $       242,240
3Com Corp.*+                                          46,894            240,097
Black Box Corp.                                        4,246            204,020
ViaSat, Inc.*                                          6,752            193,445
General Communication, Inc. -- Class A*+              15,584            188,411
NTL, Inc.*                                             5,740            167,091
Commonwealth Telephone Enterprises, Inc.               4,592            158,194
Netgear, Inc.*                                         7,464            141,891
Utstarcom, Inc.*+                                     22,498            141,512
Comtech Telecommunications Corp.*                      4,804            140,133
Inter-Tel, Inc.+                                       6,480            138,931
Ditech Communications Corp.*                          12,916            134,972
Tollgrade Communications, Inc.*                        8,946            133,116
Symmetricom, Inc.*                                    15,552            132,970
Harmonic, Inc.*+                                      19,960            127,145
Digi International, Inc.*                              9,796            114,319
Bel Fuse, Inc. -- Class B                              2,925            102,463
C-COR, Inc.*                                           9,658             84,411
Network Equipment Technologies, Inc.*                  9,662             38,358
SK Telecom Co., Ltd. -- SP ADR+                        1,570             37,036
UbiquiTel, Inc.*                                       3,546             35,815
KT Corp. -- SP ADR                                     1,620             34,506
Tele Norte Leste Participacoes SA -- ADR+              1,914             31,926
Research In Motion, Ltd.*+                               360             30,557
Telefonica SA                                            552             25,927
                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $30,851,951)                                                37,260,054
                                                                ---------------

                                                        FACE
                                                      AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.6%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
  4.40% due 04/03/06                           $     209,305            209,305
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $209,305)                                                      209,305
                                                                ---------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                       FACE              MARKET
                                                     AMOUNT               VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 20.8%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bank                                  7,808,876    $      7,808,876
                                                               ----------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $7,808,876)                                                     7,808,876
                                                               ----------------
TOTAL INVESTMENTS 120.6%
   (Cost $38,870,132)                                          $     45,278,235
                                                               ----------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (20.6)%                                                     $     (7,737,761)
                                                               ----------------
NET ASSETS - 100.0%                                            $     37,540,474

*     Non-Income Producing Security.

      ADR--American Depository Receipt.

+     All or a portion of this security is on loan at March 31, 2006.

--------------------------------------------------------------------------------

VARIABLE ANNUITY TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS  99.6%
United Parcel Service, Inc. -- Class B+               49,511    $     3,930,183
FedEx Corp.+                                          29,180          3,295,589
Burlington Northern Santa Fe Corp.                    39,094          3,257,703
Union Pacific Corp.                                   30,884          2,883,021
Norfolk Southern Corp.                                52,552          2,841,487
Southwest Airlines Co.+                              118,242          2,127,174
CSX Corp.                                             35,215          2,105,857
Expeditors International Washington,
   Inc.+                                              21,390          1,847,882
CH Robinson Worldwide, Inc.                           36,388          1,786,287
AMR Corp.*+                                           48,397          1,309,139
Laidlaw International, Inc.                           35,390            962,608
J.B. Hunt Transport Services, Inc.+                   44,490            958,315
Ryder System, Inc.+                                   21,297            953,680
Landstar System, Inc.                                 20,162            889,547
CNF, Inc.+                                            16,470            822,512
Kirby Corp.*                                          11,941            813,301
EGL, Inc.*                                            17,403            783,135
YRC Worldwide, Inc.*+                                 19,422            739,201
SkyWest, Inc.+                                        25,012            732,101
Alexander & Baldwin, Inc.+                            15,314            730,172
Kansas City Southern*+                                29,511            728,922
AirTran Holdings, Inc.*+                              39,840            721,502
Heartland Express, Inc.+                              32,467            707,456
Swift Transportation Co., Inc.*+                      32,329            702,509
Knight Transportation, Inc.+                          34,594            683,231
Werner Enterprises, Inc.+                             34,170            627,703
Forward Air Corp.                                     15,719            586,162
JetBlue Airways Corp.*+                               54,608            585,398
HUB Group, Inc. -- Class A*                           12,660            577,043
Old Dominion Freight Line, Inc.*                      20,020            539,539
Alaska Air Group, Inc.*+                              14,992            531,466
Arkansas Best Corp.+                                  12,940            506,213
Mesa Air Group, Inc.*+                                28,390            324,782
Frontier Airlines, Inc.*+                             33,690            259,413
                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $31,684,054)                                                41,850,233
                                                                ---------------

                                                       FACE             MARKET
                                                     AMOUNT              VALUE
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.2%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at 4.40% due
  04/03/06                                    $      89,956    $        89,956
                                                               ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $89,956)                                                       89,956
                                                               ---------------
SECURITIES LENDING COLLATERAL 24.0%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bank                                 10,062,290         10,062,290
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $10,062,290)                                                  10,062,290
                                                               ---------------
TOTAL INVESTMENTS 123.8%
   (Cost $41,836,300)                                          $    52,002,479
                                                               ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (23.8)%                                                     $   (10,005,771)
                                                               ---------------
NET ASSETS - 100.0%                                            $    41,996,708

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006

--------------------------------------------------------------------------------

VARIABLE ANNUITY UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS  99.5%
Exelon Corp.+                                         19,214    $     1,016,421
Duke Energy Corp.+                                    31,527            919,012
Southern Co.+                                         25,138            823,772
Dominion Resources, Inc./VA+                          11,504            794,121
TXU Corp.                                             16,778            750,983
FirstEnergy Corp.+                                    14,071            688,072
FPL Group, Inc.+                                      16,714            670,900
PG&E Corp.+                                           17,233            670,364
Public Service Enterprise Group, Inc.+                10,411            666,720
Entergy Corp.                                          9,424            649,691
Edison International+                                 14,825            610,494
Sempra Energy                                         12,983            603,190
American Electric Power Co., Inc.+                    17,671            601,167
AES Corp.*+                                           34,840            594,370
PPL Corp.+                                            19,502            573,359
Progress Energy, Inc.                                 12,984            571,036
Consolidated Edison, Inc.+                            12,474            542,619
Ameren Corp.+                                         10,825            539,302
Cinergy Corp.                                         11,759            533,976
Constellation Energy Group, Inc.                       9,547            522,316
KeySpan Corp.                                         11,989            489,990
Xcel Energy, Inc.+                                    25,343            459,975
DTE Energy Co.+                                       11,000            440,990
Allegheny Energy, Inc.*+                              12,300            416,355
Questar Corp.                                          5,839            409,022
NiSource, Inc.+                                       19,609            396,494
Wisconsin Energy Corp.                                 9,390            375,506
SCANA Corp.                                            9,250            362,970
Pepco Holdings, Inc.+                                 15,786            359,763
Equitable Resources, Inc.                              9,844            359,404
Alliant Energy Corp.                                  11,070            348,373
MDU Resources Group, Inc.                             10,382            347,278
Energy East Corp.+                                    13,807            335,510
Oneok, Inc.                                           10,382            334,820
Pinnacle West Capital Corp.                            8,510            332,741
Aqua America, Inc.+                                   11,780            327,720
NRG Energy, Inc.*+                                     7,195            325,358
DPL, Inc.+                                            12,011            324,297
CenterPoint Energy, Inc.+                             26,647            317,899
Reliant Energy, Inc.*+                                29,475            311,846
TECO Energy, Inc.                                     18,877            304,297
NSTAR                                                 10,468            299,490
AGL Resources, Inc.                                    8,211            296,007
Southern Union, Co.                                   11,777            292,423
Northeast Utilities                                   14,970            292,364
National Fuel Gas Co.+                                 8,930            292,190
OGE Energy Corp.+                                      9,972            289,188

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
Sierra Pacific Resources*+                            20,345    $       280,964
CMS Energy Corp.*+                                    21,120            273,504
Energen Corp.                                          7,810            273,350
Puget Energy, Inc.                                    12,900            273,222
Hawaiian Electric Industries, Inc.+                    9,586            260,068
UGI Corp.                                             12,234            257,770
Atmos Energy Corp.+                                    9,534            251,030
Great Plains Energy, Inc.                              8,862            249,465
Vectren Corp.                                          9,076            239,425
Piedmont Natural Gas Co.                               9,660            231,743
Nicor, Inc.+                                           5,829            230,595
WPS Resources Corp.                                    4,675            230,104
Westar Energy, Inc.                                   10,898            226,787
PNM Resources, Inc.                                    9,088            221,747
Aquila, Inc.*                                         55,242            220,416
IDACORP, Inc.                                          6,613            215,055
WGL Holdings, Inc.                                     7,000            212,940
Allete, Inc.                                           4,550            212,030
Dynegy, Inc. -- Class A*+                             43,049            206,635
Peoples Energy Corp.+                                  5,750            204,930
New Jersey Resources Corp.                             4,460            201,815
Duquesne Light Holdings, Inc.+                        11,860            195,690
Cleco Corp.                                            8,395            187,460
Southwest Gas Corp.                                    6,700            187,265
Avista Corp.                                           8,977            185,375
Black Hills Corp.+                                     5,380            182,920
Unisource Energy Corp.                                 5,802            176,961
Northwest Natural Gas Co.                              4,940            175,321
UIL Holding Corp.                                      3,110            162,809
Laclede Group, Inc.                                    4,692            161,499
El Paso Electric Co.*                                  8,307            158,165
CH Energy Group, Inc.                                  3,220            154,560
South Jersey Industries, Inc.                          5,460            148,894
Empire District Electric Co.                              59              1,311
                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $25,621,618)                                                29,835,980
                                                                ---------------

                                                        FACE
                                                      AMOUNT
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.9%
Collateralized by U.S. Treasury Obligations

Lehman Brothers, Inc. at
  4.40% due 04/03/06                            $    264,514            264,514
                                                                ---------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $264,514)                                                      264,514
                                                                ---------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                        FACE             MARKET
                                                      AMOUNT              VALUE
-------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 22.1%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bank                                   6,640,464    $     6,640,464
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,640,464)                                                     6,640,464
                                                                ---------------
TOTAL INVESTMENTS 122.5%
   (Cost $32,526,596)                                           $    36,740,958
                                                                ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (22.5)%                 $    (6,743,936)
                                                                ---------------
NET ASSETS - 100.0%                                             $    29,997,022

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006.

--------------------------------------------------------------------------------

VARIABLE ANNUITY AMERIGO FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
COMMON STOCKS  1.3%
   Berkshire Hathaway, Inc. -- Class A*                    32          2,891,200
                                                                 ---------------

TOTAL COMMON STOCKS
   (Cost $2,885,808)                                                   2,891,200
                                                                 ---------------

TRUSTS  0.1%
   Semiconductor HOLDRs Trust                           4,000            145,280
   Streettracks Gold Trust                              1,000             58,100
                                                                 ---------------

TOTAL TRUSTS
   (Cost $200,501)                                                       203,380
                                                                 ---------------

EXCHANGE TRADED FUNDS  90.2%
   SPDR Trust Series 1+                               419,000         54,398,770
   iShares MSCI EAFE Index Fund+                      286,000         18,595,720
   iShares Russell Midcap Growth
       Index Fund                                     174,000         17,591,400
   iShares MSCI Emerging Markets
       Index Fund+                                    152,000         15,048,000
   Vanguard Mid-Cap VIPERs+                           173,000         12,028,690
   Industrial Select Sector SPDR Fund+                305,000         10,309,000
   iShares Dow Jones U.S. Healthcare
       Sector Index Fund+                             152,000          9,674,800
   Consumer Staples Select Sector
       SPDR Fund                                      379,000          8,936,820
   Nasdaq-100 Index Tracking Stock+                   210,000          8,807,400
   iShares Russell 1000 Value Index
       Fund+                                          114,000          8,324,280
   Vanguard Value VIPERs                              109,000          6,522,560
   Vanguard Health Care VIPERs+                       100,000          5,515,000
   iShares Russell 1000 Growth Index
       Fund                                           102,000          5,371,320
   Vanguard Emerging Markets VIPERs                    60,000          4,036,800
   iShares MSCI Netherlands Index
       Fund+                                          156,000          3,530,280
   iShares MSCI Spain Index+                           75,000          3,064,500
   iShares MSCI United Kingdom Index
       Fund+                                          147,000          2,982,630
   iShares Nasdaq Biotechnology Index
       Fund*+                                          26,000          2,140,580

                                                                          MARKET
                                                       SHARES              VALUE
--------------------------------------------------------------------------------
   Energy Select Sector SPDR Fund+                      4,000            217,320
                                                                 ---------------

TOTAL EXCHANGE TRADED FUNDS
   (Cost $171,150,372)                                               197,095,870
                                                                 ---------------

MONEY MARKET MUTUAL FUNDS  8.5%
   First American Prime Obligations
       Fund                                        18,607,637         18,607,637
                                                                 ---------------

TOTAL MONEY MARKET MUTUAL FUNDS
   (Cost $18,607,637)                                                 18,607,637
                                                                 ---------------

--------------------------------------------------------------------------------
                                                         FACE
                                                       AMOUNT
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL  40.4%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bank                                   88,176,952        88,176,952
                                                                ---------------

TOTAL SECURITIES LENDING COLLATERAL
(Cost $88,176,952)                                                   88,176,952
                                                                ===============
TOTAL INVESTMENTS 140.5%
   (Cost $281,021,270)                                          $   306,975,039
                                                                ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS -
   (40.5)%                                                      $   (88,551,306)
                                                                ---------------
NET ASSETS - 100.0%                                             $   218,423,733

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006

--------------------------------------------------------------------------------

VARIABLE ANNUITY CLERMONT FUND
SCHEDULE OF INVESTMENTS (Unaudited)                               March 31, 2006
--------------------------------------------------------------------------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS  0.9%
   Berkshire Hathaway, Inc. -- Class A*                    12         1,084,200
                                                                ---------------
TOTAL COMMON STOCKS
   (Cost $1,037,837)                                                  1,084,200
                                                                ---------------
EXCHANGE TRADED FUNDS  78.5%
   SPDR Trust Series 1+                               100,000        12,983,000
   iShares Lehman Aggregate Bond Fund+                130,000        12,875,200
   Vanguard Mid-Cap VIPERs+                           172,000        11,959,160
   iShares Morningstar Mid Core Index
       Fund+                                           73,000         5,701,300
   iShares MSCI Emerging Markets
       Index Fund+                                     54,000         5,346,000
   Vanguard Consumer Staples VIPERs+                   91,000         5,227,950
   iShares Dow Jones U.S. Healthcare
       Sector Index Fund+                              82,000         5,219,300
   iShares Russell Midcap Growth
       Index Fund+                                     50,000         5,055,000
   iShares MSCI EAFE Index Fund+                       67,000         4,356,340
   Vanguard Emerging Markets VIPERs+                   60,000         4,036,800
   iShares Russell 1000 Value Index
       Fund+                                           50,000         3,651,000
   iShares Lehman 20+ Year Treasury
       Bond Fund+                                      40,000         3,477,600
   iShares Morningstar Large Core
       Index Fund                                      50,000         3,449,000
   iShares Lehman 1-3 Year Treasury
       Bond Fund+                                      35,000         2,799,650
   Vanguard Health Care VIPERs+                        44,000         2,426,600
   iShares MSCI United Kingdom Index
       Fund+                                          113,000         2,292,770
                                                                ---------------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $81,386,733)                                                90,856,670
                                                                ---------------

MONEY MARKET MUTUAL FUNDS  12.6%
   First American Prime Obligations
       Fund                                        14,539,380        14,539,380
                                                                ---------------

TOTAL MONEY MARKET MUTUAL FUNDS
   (Cost $14,539,380)                                                14,539,380
                                                                ---------------

                                                                         MARKET
                                                       SHARES             VALUE
-------------------------------------------------------------------------------
MUTUAL FUNDS  4.1%
   Van Kampen Senior Income Trust+                    305,000         2,488,800
   Templeton Global Income Fund+                      241,000         2,075,010
                                                                ---------------
TOTAL MUTUAL  FUNDS
   (Cost $4,585,719)                                                  4,563,810
                                                                ---------------
                                                         FACE
                                                       AMOUNT
-------------------------------------------------------------------------------
FEDERAL AGENCY BONDS  3.9%
United States Treasury Inflation
   Indexed Bonds
   3.38% due 01/15/07                             $ 3,566,235         3,604,404
   3.63% due 01/15/08                                 920,364           945,494
                                                                ---------------
TOTAL FEDERAL AGENCY BONDS
   (Cost $4,628,115)                                                  4,549,898
                                                                ---------------
SECURITIES LENDING COLLATERAL  41.3%
Investment in Securities Lending Short Term
       Investment Portfolio held by
       U.S. Bank                                   47,799,914        47,799,914
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL
(Cost $47,799,914)                                                   47,799,914
                                                                ===============
TOTAL INVESTMENTS 141.2%
   (Cost $153,977,697)                                          $   163,393,872
                                                                ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (41.2)%                 $   (47,703,618)
                                                                ---------------
NET ASSETS - 100.0%                                             $   115,690,254

*     Non-Income Producing Security.

+     All or a portion of this security is on loan at March 31, 2006

--------------------------------------------------------------------------------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on May 24, 2006, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Variable Trust (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD, or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

                                                                        EX.-3(i)

                                 CERTIFICATIONS

I, Carl G. Verboncoeur, certify that:

1. I have reviewed this report on Form N-Q of Rydex Variable Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 24, 2006

                                              /s/ Carl G. Verboncoeur
                                              ---------------------------
                                              Carl G. Verboncoeur,
                                              President

                                                                       EX.-3(ii)

                                 CERTIFICATIONS

I, Nick Bonos, certify that:

1. I have reviewed this report on Form N-Q of Rydex Variable Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

            (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

            (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 24, 2006


                                                /s/ Nick Bonos
                                                --------------------------
                                                Nick Bonos,
                                                Vice President & Treasurer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        Rydex Variable Trust
            --------------------------------------------------------------------


By (Signature and Title)*       /s/ Carl G. Verboncoeur
                          ------------------------------------------------------
                                    Carl G. Verboncoeur, President

Date                                May 24, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ Carl G. Verboncoeur
                         -------------------------------------------------------
                                    Carl G. Verboncoeur, President

Date                                May 24, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*      /s/ Nick Bonos
                         -------------------------------------------------------
                                   Nick Bonos, Vice President and Treasurer

Date                               May 24, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.